UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 19.1%
Consumer Discretionary — 3.3%
	Auto Components — 0.2%
7,200	Aisin Seiki Co., Ltd., (Japan)	259,880
1,583	Autoliv, Inc., (Sweden), SDR	146,057
7,800	BorgWarner, Inc.	410,358
6,300	Denso Corp., (Japan)	290,658
9,069	ElringKlinger AG, (Germany)	267,235
58,480	GKN plc, (United Kingdom)	301,148
3,000	Koito Manufacturing Co., Ltd., (Japan)	81,611
11,500	Sumitomo Rubber Industries Ltd., (Japan)	163,588

		1,920,535

	Automobiles — 0.3%
6,124	Bayerische Motoren Werke AG, (Germany)	654,498
4,080	Daimler AG, (Germany)	311,577
9,100	Honda Motor Co., Ltd., (Japan)	312,220
13,000	Mitsubishi Motors Corp., (Japan)	157,690
46,300	Nissan Motor Co., Ltd., (Japan)	448,191
9,700	Suzuki Motor Corp., (Japan)	321,702
21,800	Toyota Motor Corp., (Japan)	1,282,694

		3,488,572

	Distributors — 0.0% (g)
6,200	Pool Corp.	334,304

	Diversified Consumer Services — 0.1%
151,272	Kroton Educacional S.A., (Brazil)	950,491

	Hotels, Restaurants & Leisure — 0.4%
26,790	Accor S.A., (France)	1,186,481
24,555	Compass Group plc, (United Kingdom)	396,053
43,102	Las Vegas Sands Corp.	2,681,375
4,700	Wyndham Worldwide Corp.	381,922
179,200	Wynn Macau Ltd., (China)	571,102

		5,216,933

	Household Durables — 0.1%
13,200	Panasonic Corp., (Japan)	157,322
17,770	Persimmon plc, (United Kingdom) (a)	382,368
6,200	Sony Corp., (Japan)	111,273

		650,963

	Internet & Catalog Retail — 0.0% (g)
133,200	Home Retail Group plc, (United Kingdom)	358,741
54,550	Ocado Group plc, (United Kingdom) (a)	233,105

		591,846

	Media — 1.1%
146,620	British Sky Broadcasting Group plc, (United Kingdom)	2,091,263
2,200	Charter Communications, Inc., Class A (a)	333,014
2,300	CyberAgent, Inc., (Japan)	80,770
9,300	Discovery Communications, Inc., Class C (a)	346,704
38,885	DISH Network Corp., Class A (a)	2,511,193
7,231	Eutelsat Communications S.A., (France)	233,488
13,383	Informa plc, (United Kingdom)	105,732
97,740	ITV plc, (United Kingdom)	328,179
32,505	Liberty Global plc, (United Kingdom), Class A (a)	1,382,763
11,195	Liberty Global plc, (United Kingdom), Series C (a)	459,163
10,500	Markit Ltd., (United Kingdom) (a)	245,175
7,380	ProSiebenSat.1 Media AG, (Germany)	292,582
31,056	SES S.A., (Luxembourg), FDR	1,073,792
19,564	Societe Television Francaise 1, (France)	263,643
35,027	Walt Disney Co. (The)	3,118,454
33,476	WPP plc, (United Kingdom)	670,642

		13,536,557

	Multiline Retail — 0.3%
4,200	Lojas Renner S.A., (Brazil)	121,449
121,033	Marks & Spencer Group plc, (United Kingdom)	791,374
47,890	Target Corp.	3,001,745

		3,914,568

	Specialty Retail — 0.5%
5,100	Foot Locker, Inc.	283,815
30,926	Home Depot, Inc. (The)	2,837,151
218,898	Kingfisher plc, (United Kingdom)	1,144,810
3,400	O’Reilly Automotive, Inc. (a)	511,224
5,200	Ross Stores, Inc.	393,016
14,600	Sally Beauty Holdings, Inc. (a)	399,602
2,600	Tiffany & Co.	250,406
4,800	Tractor Supply Co.	295,248
3,700	Williams-Sonoma, Inc.	246,309
15,146	World Duty Free SpA, (Italy) (a)	172,631
52,500	Zhongsheng Group Holdings Ltd., (China)	56,259

		6,590,471

	Textiles, Apparel & Luxury Goods — 0.3%
12,650	adidas AG, (Germany)	943,885
743,000	China Hongxing Sports Ltd., (China) (a) (i)	—	(h)
11,532	Cie Financiere Richemont S.A., (Switzerland)	942,639
4,000	Hanesbrands, Inc.	429,760
1,942	Kering, (France)	391,546

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
17,490	lululemon athletica, Inc., (Canada) (a)	734,755
599	LVMH Moet Hennessy Louis Vuitton S.A., (France)	97,267
1,800	PVH Corp.	218,070
42,600	Samsonite International S.A.	137,156
970	Swatch Group AG (The), (Switzerland)	84,742

		3,979,820

	Total Consumer Discretionary	41,175,060

Consumer Staples — 2.0%
	Beverages — 0.5%
143,240	AMBEV S.A., (Brazil), ADR	938,222
8,650	Anheuser-Busch InBev N.V., (Belgium)	959,267
6,750	Carlsberg A/S, (Denmark), Class B	599,485
31,210	Diageo plc, (United Kingdom)	900,163
14,800	Kirin Holdings Co., Ltd., (Japan)	196,348
10,479	Pernod-Ricard S.A., (France)	1,186,022
820	Remy Cointreau S.A., (France)	59,035
17,690	SABMiller plc, (United Kingdom)	980,342

		5,818,884

	Food & Staples Retailing — 0.5%
43,850	Carrefour S.A., (France)	1,354,284
19,369	Costco Wholesale Corp.	2,427,323
6,900	FamilyMart Co., Ltd., (Japan)	263,330
553,556	Tesco plc, (United Kingdom)	1,653,617

		5,698,554

	Food Products — 0.6%
17,000	Ajinomoto Co., Inc., (Japan)	282,710
29,265	Danone S.A., (France)	1,959,758
3,000	Hershey Co. (The)	286,290
30,651	Nestle S.A., (Switzerland)	2,252,574
27,318	Unilever plc, (United Kingdom)	1,143,475
14,970	Unilever plc, (United Kingdom), ADR	627,243
10,000	WhiteWave Foods Co. (The) (a)	363,300
79,000	Wilmar International Ltd., (Singapore)	191,086

		7,106,436

	Household Products — 0.2%
5,000	Church & Dwight Co., Inc.	350,800
29,182	Procter & Gamble Co. (The)	2,443,701
2,500	Reckitt Benckiser Group plc, (United Kingdom)	216,144

		3,010,645

	Personal Products — 0.1%
7,450	Beiersdorf AG, (Germany)	619,852
7,189	L’Oreal S.A., (France)	1,140,138

		1,759,990

	Tobacco — 0.1%
22,194	Imperial Tobacco Group plc, (United Kingdom)	955,584
10,480	Swedish Match AB, (Sweden)	339,044

		1,294,628

	Total Consumer Staples	24,689,137

Energy — 2.0%
	Energy Equipment & Services — 0.2%
4,500	Cameron International Corp. (a)	298,710
37,678	CGG S.A., (France) (a)	343,292
68,000	China Oilfield Services Ltd., (China), Class H	179,159
28,290	Petroleum Geo-Services ASA, (Norway)	178,782
14,140	Schlumberger Ltd.	1,437,896
847	Seadrill Ltd., (Bermuda)	22,630
32,590	Trican Well Service Ltd., (Canada)	381,204
3,120	WorleyParsons Ltd., (Australia)	41,797

		2,883,470

	Oil, Gas & Consumable Fuels — 1.8%
90,451	Beach Energy Ltd., (Australia)	111,469
74,740	Cameco Corp., (Canada)	1,319,908
12,720	Cenovus Energy, Inc., (Canada)	342,206
31,870	ConocoPhillips	2,438,693
25,200	Denbury Resources, Inc.	378,756
7,700	Enbridge, Inc., (Canada)	368,585
71,920	Encana Corp., (Canada)	1,525,423
34,146	Eni S.p.A., (Italy)	810,156
18,200	EP Energy Corp., Class A (a)	318,136
30,803	Hess Corp.	2,905,339
6,160	Koninklijke Vopak N.V., (Netherlands)	331,928
59,872	Oil Search Ltd., (Australia)	467,290
56,400	Petroleo Brasileiro S.A., (Brazil), ADR	839,796
31,784	Phillips 66	2,584,357
12,300	Royal Dutch Shell plc, (Netherlands), ADR	973,176
6,600	Southwestern Energy Co. (a)	230,670
19,129	Statoil ASA, (Norway)	520,802
166,270	Talisman Energy, Inc., (Canada)	1,438,597
37,800	Tullow Oil plc, (United Kingdom)	394,106
230,220	Whitehaven Coal Ltd., (Australia) (a)	343,907
4,600	Whiting Petroleum Corp. (a)	356,730
55,375	Williams Cos., Inc. (The)	3,065,006

		22,065,036

	Total Energy	24,948,506

Financials — 3.0%
	Banks — 1.5%
20,337	Australia & New Zealand Banking Group Ltd., (Australia)	549,754

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
224,967	Bank of America Corp.	3,835,687
635,426	Bank of China Ltd., (China), Class H	284,661
16,000	Bank of Yokohama Ltd. (The), (Japan)	87,981
8,000	BankUnited, Inc.	243,920
14,139	Barclays plc, (United Kingdom), ADR	209,399
17,155	BNP Paribas S.A., (France)	1,138,547
84,723	CaixaBank S.A., (Spain)	515,159
14,347	Commerzbank AG, (Germany) (a)	213,040
4,848	Danske Bank A/S, (Denmark)	131,418
63,772	DBS Group Holdings Ltd., (Singapore)	919,754
27,562	DNB ASA, (Norway)	515,798
1,600	HDFC Bank Ltd., (India), ADR	74,528
112,921	HSBC Holdings plc, (United Kingdom)	1,147,423
29,844	ING Groep N.V., (Netherlands), CVA (a)	424,209
104,197	Intesa Sanpaolo S.p.A., (Italy)	314,542
1,103,353	Lloyds Banking Group plc, (United Kingdom) (a)	1,372,647
35,400	Mitsubishi UFJ Financial Group, Inc., (Japan)	199,504
15,124	Nordea Bank AB, (Sweden)	196,058
321,201	Regions Financial Corp.	3,224,858
34,031	Royal Bank of Scotland Group plc, (United Kingdom) (a)	202,745
49,734	Standard Chartered plc, (United Kingdom)	917,337
9,800	Sumitomo Mitsui Financial Group, Inc., (Japan)	399,296
80,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	333,077
13,764	Svenska Handelsbanken AB, (Sweden), Class A	644,589
12,469	Swedbank AB, (Sweden), Class A	312,667
18,000	United Overseas Bank Ltd., (Singapore)	315,553

		18,724,151

	Capital Markets — 0.5%
18,800	Apollo Global Management LLC, Class A	448,192
41,510	CETIP SA - Mercados Organizados, (Brazil)	515,536
4,262	Close Brothers Group plc, (United Kingdom)	98,327
8,234	Credit Suisse Group AG, (Switzerland) (a)	227,799
4,083	Deutsche Bank AG, (Germany)	142,568
17,032	GAM Holding AG, (Switzerland) (a)	293,398
8,000	Invesco Ltd.	315,840
1,209	Julius Baer Group Ltd., (Switzerland) (a)	54,027
6,223	Macquarie Group Ltd., (Australia)	313,138
34,111	T. Rowe Price Group, Inc.	2,674,302
17,268	UBS AG, (Switzerland) (a)	300,167

		5,383,294

	Diversified Financial Services — 0.1%
17,027	Challenger Ltd., (Australia)	105,958
1,673	Deutsche Boerse AG, (Germany)	112,343
2,050	Intercontinental Exchange, Inc.	399,852
4,793	London Stock Exchange Group plc, (United Kingdom)	144,640
5,200	McGraw Hill Financial, Inc.	439,140
12,900	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	67,465

		1,269,398

	Insurance — 0.8%
46,020	Admiral Group plc, (United Kingdom)	954,394
253,400	AIA Group Ltd., (Hong Kong)	1,307,733
1,609	Allianz SE, (Germany)	259,744
11,500	Assured Guaranty Ltd., (Bermuda)	254,840
28,327	AXA S.A., (France)	697,767
73,286	Direct Line Insurance Group plc, (United Kingdom)	348,797
2,173	Muenchener Rueckversicherungs AG, (Germany)	428,662
27,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	202,579
17,597	Prudential plc, (United Kingdom)	391,205
10,613	QBE Insurance Group Ltd., (Australia)	108,081
4,900	RenaissanceRe Holdings Ltd., (Bermuda)	489,951
20,337	Sampo, (Finland), Class A	983,323
13,300	Sony Financial Holdings, Inc., (Japan)	215,125
44,015	Storebrand ASA, (Norway) (a)	245,010
8,400	Sun Life Financial, Inc., (Canada)	304,513
1,008	Swiss Life Holding AG, (Switzerland) (a)	240,200
11,200	Tokio Marine Holdings, Inc., (Japan)	347,509
23,252	Travelers Cos., Inc. (The)	2,184,293

		9,963,726

	Real Estate Investment Trusts (REITs) — 0.0% (g)
63,402	Scentre Group, (Australia) (a)	182,421
719	Unibail-Rodamco SE, (France)	184,896

		367,317

	Real Estate Management & Development — 0.1%
108,000	Agile Property Holdings Ltd., (China)	66,313
22,034	Deutsche Wohnen AG, (Germany)	469,282
1,300	Goldcrest Co., Ltd., (Japan)	23,701
29,500	Kerry Properties Ltd., (Hong Kong)	98,899
4,000	Mitsui Fudosan Co., Ltd., (Japan)	122,754

		780,949

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — 0.0% (g)
11,000	Ocwen Financial Corp. (a)	287,980

	Total Financials	36,776,815

Health Care — 2.3%
	Biotechnology — 0.4%
37,569	Celgene Corp. (a)	3,560,790
3,424	CSL Ltd., (Australia)	221,963
6,065	Genmab A/S, (Denmark) (a)	256,114
771	Grifols S.A., (Spain), Class B	27,311
2,800	United Therapeutics Corp. (a)	360,220

		4,426,398

	Health Care Equipment & Supplies — 0.2%
3,100	BioMerieux, (France)	320,950
23,600	Boston Scientific Corp. (a)	278,716
16,709	Elekta AB, (Sweden), Class B	164,238
2,788	Essilor International S.A., (France)	305,753
8,396	GN Store Nord A/S, (Denmark)	184,820
756,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	745,732
941	Sonova Holding AG, (Switzerland)	149,931
14,500	Sysmex Corp., (Japan)	583,901

		2,734,041

	Health Care Providers & Services — 0.4%
15,200	DaVita HealthCare Partners, Inc. (a)	1,111,728
14,500	Envision Healthcare Holdings, Inc. (a)	502,860
16,150	Fresenius Medical Care AG & Co. KGaA, (Germany)	1,124,934
9,923	Fresenius SE & Co. KGaA, (Germany)	489,888
219,800	Life Healthcare Group Holdings Ltd., (South Africa)	866,492
3,500	Miraca Holdings, Inc., (Japan)	144,841
9,000	Premier, Inc., Class A (a)	295,740
10,490	Sonic Healthcare Ltd., (Australia)	160,966

		4,697,449

	Life Sciences Tools & Services — 0.0% (g)
31,810	QIAGEN N.V., (Netherlands) (a)	720,655

	Pharmaceuticals — 1.3%
29,700	Astellas Pharma, Inc., (Japan)	442,339
7,825	AstraZeneca plc, (United Kingdom)	560,762
15,331	Bayer AG, (Germany)	2,133,128
5,900	Endo International plc, (Ireland) (a)	403,206
15,400	GlaxoSmithKline plc, (United Kingdom), ADR	707,938
30,078	Johnson & Johnson	3,206,014
21,230	Novartis AG, (Switzerland)	1,999,195
46,380	Novo Nordisk A/S, (Denmark), Class B	2,208,235
13,850	Otsuka Holdings Co., Ltd., (Japan)	477,385
6,773	Roche Holding AG, (Switzerland)	2,000,088
1,500	Salix Pharmaceuticals Ltd. (a)	234,360
12,837	Sanofi, (France)	1,451,488
6,900	Takeda Pharmaceutical Co., Ltd., (Japan)	299,960

		16,124,098

	Total Health Care	28,702,641

Industrials — 2.8%
	Aerospace & Defense — 0.4%
14,734	Boeing Co. (The)	1,876,817
7,200	Hexcel Corp. (a)	285,840
3,000	L-3 Communications Holdings, Inc.	356,760
39,413	Meggitt plc, (United Kingdom)	287,479
4,400	Rockwell Collins, Inc.	345,400
17,721	Rolls-Royce Holdings plc, (United Kingdom) (a)	275,804
7,838	Safran S.A., (France)	508,167
1,075	TransDigm Group, Inc.	198,155
17,091	Zodiac Aerospace, (France)	545,008

		4,679,430

	Air Freight & Logistics — 0.0% (g)
33,783	Toll Holdings Ltd., (Australia)	166,638

	Airlines — 0.1%
22,454	LATAM Airlines Group S.A., (Chile), ADR (a)	255,302
24,480	Ryanair Holdings plc, (Ireland), ADR (a)	1,381,406

		1,636,708

	Building Products — 0.1%
15,636	Assa Abloy AB, (Sweden), Class B	803,496
5,100	Fortune Brands Home & Security, Inc.	209,661

		1,013,157

	Commercial Services & Supplies — 0.1%
8,500	AA plc, (United Kingdom) (a)	44,440
17,688	Aggreko plc, (United Kingdom)	442,708
359,000	China Everbright International Ltd., (Hong Kong)	474,687
9,200	Copart, Inc. (a)	288,098
3,100	Stericycle, Inc. (a)	361,336

		1,611,269

	Construction & Engineering — 0.0% (g)
5,646	Bouygues S.A., (France)	182,560

	Electrical Equipment — 0.3%
11,189	ABB Ltd., (Switzerland) (a)	250,293
5,800	AMETEK, Inc.	291,218
7,012	Legrand S.A., (France)	364,368
34,000	Mitsubishi Electric Corp., (Japan)	453,261
9,960	Nexans S.A., (France) (a)	374,685

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — continued
2,000	Rockwell Automation, Inc.	219,760
10,023	Schneider Electric SE, (France)	768,989
6,000	Sensata Technologies Holding N.V., (Netherlands) (a)	267,180

		2,989,754

	Industrial Conglomerates — 0.2%
4,691	DCC plc, (Ireland)	259,683
42,000	Hutchison Whampoa Ltd., (Hong Kong)	507,721
8,000	Jardine Matheson Holdings Ltd., (Hong Kong)	475,800
11,939	Koninklijke Philips N.V., (Netherlands)	379,658
36,000	Sembcorp Industries Ltd., (Singapore)	146,079
7,333	Siemens AG, (Germany)	872,569

		2,641,510

	Machinery — 1.0%
21,886	Caterpillar, Inc.	2,167,370
6,100	FANUC Corp., (Japan)	1,103,202
5,900	Flowserve Corp.	416,068
72,000	Kawasaki Heavy Industries Ltd., (Japan)	287,859
32,600	Komatsu Ltd., (Japan)	753,424
13,000	Kubota Corp., (Japan)	205,834
2,900	Pall Corp.	242,730
32,960	SKF AB, (Sweden), Class B	686,172
3,700	SMC Corp., (Japan)	1,020,242
23,623	Stanley Black & Decker, Inc.	2,097,486
8,100	THK Co., Ltd., (Japan)	201,843
5,100	WABCO Holdings, Inc. (a)	463,845
10,890	Westport Innovations, Inc., (Canada) (a)	114,454
61,137	Xylem, Inc.	2,169,752

		11,930,281

	Marine — 0.0% (g)
138	AP Moeller - Maersk A/S, (Denmark), Class B	326,900
8,000	Nippon Yusen KK, (Japan)	21,093
120,000	Pacific Basin Shipping Ltd., (Hong Kong)	64,744

		412,737

	Professional Services — 0.3%
3,910	DKSH Holding AG, (Switzerland)	290,663
6,800	Equifax, Inc.	508,232
2,200	IHS, Inc., Class A (a)	275,418
14,500	Nielsen N.V.	642,785
440	SGS S.A., (Switzerland)	910,340
2,500	Towers Watson & Co., Class A	248,750
5,800	Verisk Analytics, Inc., Class A (a)	353,162

		3,229,350

	Road & Rail — 0.1%
6,600	Avis Budget Group, Inc. (a)	362,274
2,800	Central Japan Railway Co., (Japan)	377,688
4,100	Genesee & Wyoming, Inc., Class A (a)	390,771
5,800	Hertz Global Holdings, Inc. (a)	147,262
4,200	J.B. Hunt Transport Services, Inc.	311,010

		1,589,005

	Trading Companies & Distributors — 0.2%
17,130	Brenntag AG, (Germany)	838,414
61,200	Marubeni Corp., (Japan)	418,785
13,400	Mitsubishi Corp., (Japan)	274,436
15,900	Mitsui & Co., Ltd., (Japan)	250,808
800	WESCO International, Inc. (a)	62,608

		1,845,051

	Total Industrials	33,927,450

Information Technology — 1.8%
	Communications Equipment — 0.2%
36,454	Alcatel-Lucent, (France) (a)	112,435
33,335	QUALCOMM, Inc.	2,492,458

		2,604,893

	Electronic Equipment, Instruments & Components — 0.3%
25,400	Hamamatsu Photonics KK, (Japan)	1,206,871
44,000	Hitachi Ltd., (Japan)	336,161
2,480	Keyence Corp., (Japan)	1,076,783
4,500	Murata Manufacturing Co., Ltd., (Japan)	511,494

		3,131,309

	Internet Software & Services — 0.2%
3,603	Alibaba Group Holding Ltd., (China), ADR (a)	320,126
1,500	Baidu, Inc., (China), ADR (a)	327,345
1,500	CoStar Group, Inc. (a)	233,310
9,400	Kakaku.com, Inc., (Japan)	133,516
158	NAVER Corp., (South Korea)	120,693
11,740	Qihoo 360 Technology Co. Ltd., (China), ADR (a)	792,098
59,600	Tencent Holdings Ltd., (China)	886,934

		2,814,022

	IT Services — 0.4%
3,950	Alliance Data Systems Corp. (a)	980,666
27,420	Amdocs Ltd.	1,258,030
27,700	Cognizant Technology Solutions Corp., Class A (a)	1,240,129
9,100	Gartner, Inc. (a)	668,577
4,400	Global Payments, Inc.	307,472
1,400	Infosys Ltd., (India), ADR	84,686
8,300	NeuStar, Inc., Class A (a)	206,089

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
10,300	Vantiv, Inc., Class A (a)	318,270

		5,063,919

	Semiconductors & Semiconductor Equipment — 0.3%
11,515	ASML Holding N.V., (Netherlands)	1,140,545
4,100	Avago Technologies Ltd., (Singapore)	356,700
5,800	NXP Semiconductor N.V., (Netherlands) (a)	396,894
157	Samsung Electronics Co., Ltd., (South Korea)	175,841
1,251	Samsung Electronics Co., Ltd., (South Korea), GDR	532,290
102,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	406,075
1,900	Tokyo Electron Ltd., (Japan)	123,833

		3,132,178

	Software — 0.2%
4,600	CommVault Systems, Inc. (a)	231,840
10,129	Gemalto N.V., (Netherlands)	930,039
2,100	Informatica Corp. (a)	71,904
2,100	Oracle Corp., (Japan)	81,966
9,400	Qlik Technologies, Inc. (a)	254,176
3,755	SAP SE, (Germany)	270,997
4,900	SolarWinds, Inc. (a)	206,045
5,900	Solera Holdings, Inc.	332,524
16,700	Trend Micro, Inc., (Japan)	565,851

		2,945,342

	Technology Hardware, Storage & Peripherals — 0.2%
4,700	Canon, Inc., (Japan)	152,919
341,905	Nokia OYJ, (Finland), ADR	2,892,516
9,700	Wacom Co., Ltd., (Japan)	41,857

		3,087,292

	Total Information Technology	22,778,955

Materials — 1.2%
	Chemicals — 0.6%
2,010	Air Liquide S.A., (France)	245,061
2,350	Airgas, Inc.	260,027
4,210	Akzo Nobel N.V., (Netherlands)	288,053
41,000	Asahi Kasei Corp., (Japan)	333,426
3,605	BASF SE, (Germany)	328,839
4,100	Ecolab, Inc.	470,803
6,968	Koninklijke DSM N.V., (Netherlands)	429,637
23,150	Monsanto Co.	2,604,607
19,465	Potash Corp. of Saskatchewan, Inc., (Canada)	672,710
11,410	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	298,257
1,795	Syngenta AG, (Switzerland)	568,379
13,000	Tosoh Corp., (Japan)	52,745
19,826	Umicore S.A., (Belgium)	864,372

		7,416,916

	Construction Materials — 0.1%
25,370	CRH plc, (Ireland)	576,471
7,450	Holcim Ltd., (Switzerland) (a)	542,001

		1,118,472

	Containers & Packaging — 0.0% (g)
37,156	Amcor Ltd., (Australia)	368,036

	Metals & Mining — 0.5%
3,200	Agnico-Eagle Mines Ltd., (Canada)	92,547
477,160	Alumina Ltd., (Australia) (a)	706,753
8,247	Antofagasta plc, (United Kingdom)	95,964
17,619	BHP Billiton Ltd., (Australia)	519,294
12,875	BHP Billiton plc, (Australia)	356,130
11,446	First Quantum Minerals Ltd., (Canada)	220,959
45,240	Iluka Resources Ltd., (Australia)	311,170
171,340	Norsk Hydro ASA, (Norway)	957,928
5,400	Reliance Steel & Aluminum Co.	369,360
4,025	Rio Tinto Ltd., (United Kingdom)	209,606
6,000	Rio Tinto plc, (United Kingdom)	293,999
16,556	SSAB AB, (Sweden), Class A (a)	141,475
47,960	Teck Resources Ltd., (Canada), Class B	905,965
17,560	ThyssenKrupp AG, (Germany) (a)	458,449

		5,639,599

	Total Materials	14,543,023

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.1%
8,300	Nippon Telegraph & Telephone Corp., (Japan)	514,719
80,000	Singapore Telecommunications Ltd., (Singapore)	238,136
446	Swisscom AG, (Switzerland)	252,807
19,934	Telefonica S.A., (Spain)	307,865
25,390	Telstra Corp., Ltd., (Australia)	117,804
3,379	Ziggo N.V., (Netherlands) (a)	158,243

		1,589,574

	Wireless Telecommunication Services — 0.4%
51,050	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	1,286,460
10,700	SBA Communications Corp., Class A (a)	1,186,630
13,000	SoftBank Corp., (Japan)	908,035
137,000	Vodafone Group plc, (United Kingdom)	451,446

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — continued
13,681	Vodafone Group plc, (United Kingdom), ADR	449,968

		4,282,539

	Total Telecommunication Services	5,872,113

Utilities — 0.2%
	Electric Utilities — 0.0% (g)
18,209	SSE plc, (United Kingdom)	455,960

	Multi-Utilities — 0.2%
14,222	E.ON SE, (Germany)	259,718
13,168	GDF Suez, (France)	330,259
76,787	National Grid plc, (United Kingdom)	1,103,806

		1,693,783

	Total Utilities	2,149,743

	Total Common Stocks (Cost $212,456,053)	235,563,443

Exchange Traded Funds — 12.6%
	International Equity — 4.6%
4,778,700	iShares MSCI Japan ETF	56,245,299

	U.S. Equity — 8.0%
339,800	iShares Core S&P Mid Cap ETF	46,464,252
263,800	SPDR S&P 500 ETF Trust	51,973,876

	Total U.S. Equity	98,438,128

	Total Exchange Traded Funds (Cost $146,197,315)	154,683,427

Exchange Traded Note — 1.7%
	Alternative Assets — 1.7%
617,037	iPath Dow Jones-UBS Commodity Index
	Total Return (a) ^ (Cost $23,599,997)	21,207,562

Alternative Investment — 2.9%
	Alternative Investment Fund — 2.9%
319,532	Marshall Wace UCITS Fund plc - MW Developed Europe TOPS Fund, Class F Shares (Ireland) (a) (Cost $36,000,000)	36,075,143

Investment Companies — 52.0%
	Alternative Assets — 5.2%
4,059,030	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	40,833,845
2,400,201	Prudential Absolute Return Bond Fund, Class Z	23,545,972

	Total Alternative Assets	64,379,817

	Fixed Income — 23.8%
9,185,312	JPMorgan Core Bond Fund, Class R6 Shares (b)	107,284,449
14,517,149	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	120,782,681
8,166,792	JPMorgan High Yield Fund, Class R6 Shares (b)	64,599,328

	Total Fixed Income	292,666,458

	International Equity — 12.8%
2,880,253	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	53,543,905
2,194,211	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	56,391,231
689,218	Matthews Pacific Tiger Fund	19,497,974
731,454	Oppenheimer Developing Markets Fund	28,146,348

	Total International Equity	157,579,458

	Money Market — 3.9%
47,672,318	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) ^	47,672,318

	Total Money Market	47,672,318

	U.S. Equity — 6.3%
2,550,324	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	77,096,299

	Total Investment Companies (Cost $606,288,247)	639,394,350

Preferred Stocks — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,909	Volkswagen AG, (Preference Shares), (Germany)	600,732
Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
319,283	Telecom Italia S.p.A., (Italy)	282,220

	Total Preferred Stocks (Cost $893,086)	882,952

PRINCIPAL AMOUNT($)
Structured Notes — 11.6%
	Alternative Assets — 1.8%
13,700,000	Societe Generale S.A., Single Commodity Return Non-Principal Proctected Notes, Series 2014-160, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/15 (a) ^	12,100,572
12,800,000	Societe Generale S.A., Single Commodity Return Non-Principal Proctected Notes, Series 2014-180, Linked to the S&P GSCI Brent Crude Index Excess Return, 10/08/14 (a) ^	10,729,718

	Total Alternative Assets	22,830,290

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)
Structured Notes — continued
	International Equity — 6.9%
13,000,000	Barclays Bank plc, Delta-One Notes, Linked to the Performance of the DAX Index, 01/15/15 (a)	12,707,328
10,800,000	Credit Suisse AG, Return Notes, Linked to the Performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 02/09/15 (a)	10,892,363
14,500,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 10/28/14 (a)	15,025,243
16,400,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 11/25/14 (a)	16,904,505
16,200,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 12/23/14 (a)	16,441,380
13,000,000	HSBC USA, Inc., Delta-One Notes, Linked to the Performance of the DAX Index, 01/21/15 (a)	12,707,328

	Total International Equity	84,678,147

	U.S. Equity — 2.9%
22,400,000	HSBC USA, Inc., Delta-One Notes, Linked to the Performance of the KBW Bank Index, 01/30/15 (a)	22,544,195
13,000,000	Morgan Stanley, Participation Notes, Linked to the Performance of the KBW Bank Index, 01/30/15 (a)	13,146,909

	Total U.S. Equity	35,691,104

	Total Structured Notes (Cost $145,800,000)	143,199,541

	Total Investments — 100.0% (Cost $1,171,234,698)	1,231,006,418
	Liabilities in Excess of Other Assets — 0.0% (g)	(512,974)

	NET ASSETS — 100.0%	$1,230,493,444

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	82.5%
United Kingdom	3.2
Ireland	3.1
France	3.1
Japan	1.6
Others (each less than 1.0%)	6.5

*	Percentages indicated are based on total investments as of September 30, 2014.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P.
Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than $1.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2014.
^	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $117,249,715 and 9.5% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,732,600
Aggregate gross unrealized depreciation	(20,960,880)

Net unrealized appreciation/depreciation	$59,771,720

Federal income tax cost of investments	$1,171,234,698

JPM Access Balanced Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of September 30, 2014, net assets of the Fund were $1,230,493,444 of which $1,025,684, or approximately 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of each Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$24,321,902	$16,853,158	$—	(a)	$41,175,060
Consumer Staples	7,495,914	17,193,223	—		24,689,137
Energy	21,203,188	3,745,318	—		24,948,506
Financials	15,902,831	20,873,984	—		36,776,815
Health Care	10,982,522	17,720,119	—		28,702,641
Industrials	17,831,150	16,096,300	—		33,927,450
Information Technology	13,971,855	8,807,100	—		22,778,955
Materials	5,895,235	8,647,788	—		14,543,023
Telecommunication Services	2,923,058	2,949,055	—		5,872,113
Utilities	—	2,149,743	—		2,149,743

Total Common Stocks	120,527,655	115,035,788	—	(a)	235,563,443

Preferred Stocks
Consumer Discretionary	—	600,732	—		600,732
Telecommunication Services	—	282,220	—		282,220

Total Preferred Stocks	—	882,952	—		882,952

Exchange Traded Funds	154,683,427	—	—		154,683,427
Exchange Traded Note	21,207,562	—	—		21,207,562
Alternative Investment	—	36,075,143	—		36,075,143
Investment Companies	639,394,350	—	—		639,394,350
Structured Notes	—	143,199,541	—		143,199,541

Total Investments in Securities	$935,812,994	$295,193,424	$—	(a)	$1,231,006,418

(a)	Amount rounds to less than $1.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 24.3%
	Consumer Discretionary — 4.3%
	Auto Components — 0.2%
7,600	Aisin Seiki Co., Ltd., (Japan)	274,318
1,680	Autoliv, Inc., (Sweden), SDR	155,006
8,400	BorgWarner, Inc.	441,924
7,700	Denso Corp., (Japan)	355,249
8,616	ElringKlinger AG, (Germany)	253,887
58,486	GKN plc, (United Kingdom)	301,179
3,000	Koito Manufacturing Co., Ltd., (Japan)	81,611
12,800	Sumitomo Rubber Industries Ltd., (Japan)	182,081

		2,045,255

	Automobiles — 0.3%
6,374	Bayerische Motoren Werke AG, (Germany)	681,217
4,577	Daimler AG, (Germany)	349,531
9,500	Honda Motor Co., Ltd., (Japan)	325,944
15,000	Mitsubishi Motors Corp., (Japan)	181,950
49,100	Nissan Motor Co., Ltd., (Japan)	475,295
10,200	Suzuki Motor Corp., (Japan)	338,285
23,400	Toyota Motor Corp., (Japan)	1,376,837

		3,729,059

	Distributors — 0.0% (g)
6,600	Pool Corp.	355,872

	Diversified Consumer Services — 0.1%
149,072	Kroton Educacional S.A., (Brazil)	936,667

	Hotels, Restaurants & Leisure — 0.6%
30,750	Accor S.A., (France)	1,361,862
25,768	Compass Group plc, (United Kingdom)	415,617
51,121	Las Vegas Sands Corp.	3,180,238
5,000	Wyndham Worldwide Corp.	406,300
190,000	Wynn Macau Ltd., (China)	605,521

		5,969,538

	Household Durables — 0.1%
14,800	Panasonic Corp., (Japan)	176,392
18,651	Persimmon plc, (United Kingdom) (a)	401,325
6,500	Sony Corp., (Japan)	116,657

		694,374

	Internet & Catalog Retail — 0.1%
118,400	Home Retail Group plc, (United Kingdom)	318,881
54,490	Ocado Group plc, (United Kingdom) (a)	232,849

		551,730

	Media — 1.4%
167,867	British Sky Broadcasting Group plc, (United Kingdom)	2,394,312
2,300	Charter Communications, Inc., Class A (a)	348,151
3,000	CyberAgent, Inc., (Japan)	105,352
10,000	Discovery Communications, Inc., Class C (a)	372,800
46,127	DISH Network Corp., Class A (a)	2,978,882
7,628	Eutelsat Communications S.A., (France)	246,307
14,768	Informa plc, (United Kingdom)	116,674
112,310	ITV plc, (United Kingdom)	377,101
35,870	Liberty Global plc, (United Kingdom), Class A (a)	1,525,910
11,835	Liberty Global plc, (United Kingdom), Series C (a)	485,412
11,200	Markit Ltd., (United Kingdom) (a)	261,520
8,470	ProSiebenSat.1 Media AG, (Germany)	335,796
32,978	SES S.A., (Luxembourg), FDR	1,140,247
21,711	Societe Television Francaise 1, (France)	292,575
41,542	Walt Disney Co. (The)	3,698,484
35,013	WPP plc, (United Kingdom)	701,434

		15,380,957

	Multiline Retail — 0.4%
4,900	Lojas Renner S.A., (Brazil)	141,690
135,748	Marks & Spencer Group plc, (United Kingdom)	887,587
56,810	Target Corp.	3,560,851

		4,590,128

	Specialty Retail — 0.7%
5,400	Foot Locker, Inc.	300,510
36,685	Home Depot, Inc. (The)	3,365,482
3,845	Inditex S.A., (Spain)	106,136
240,365	Kingfisher plc, (United Kingdom)	1,257,079
3,700	O’Reilly Automotive, Inc. (a)	556,332
5,600	Ross Stores, Inc.	423,248
15,700	Sally Beauty Holdings, Inc. (a)	429,709
2,800	Tiffany & Co.	269,668
5,200	Tractor Supply Co.	319,852
3,900	Williams-Sonoma, Inc.	259,623
16,054	World Duty Free SpA, (Italy) (a)	182,980
62,500	Zhongsheng Group Holdings Ltd., (China)	66,976

		7,537,595

	Textiles, Apparel & Luxury Goods — 0.4%
13,930	adidas AG, (Germany)	1,039,393
755,000	China Hongxing Sports Ltd., (China) (a) (i)	–	(h)
11,778	Cie Financiere Richemont S.A., (Switzerland)	962,748
40,000	Global Brands Group Holding Ltd., (Hong Kong) (a)	8,809
4,300	Hanesbrands, Inc.	461,992
2,037	Kering, (France)	410,700
17,280	lululemon athletica, Inc., (Canada) (a)	725,933
700	LVMH Moet Hennessy Louis Vuitton S.A., (France)	113,667

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
1,900	PVH Corp.	230,185
47,100	Samsonite International S.A.	151,645
1,000	Swatch Group AG (The), (Switzerland)	87,362

		4,192,434

	Total Consumer Discretionary	45,983,609

	Consumer Staples — 2.6%
	Beverages — 0.6%
164,410	AMBEV S.A., (Brazil), ADR	1,076,886
9,650	Anheuser-Busch InBev N.V., (Belgium)	1,070,164
7,750	Carlsberg A/S, (Denmark), Class B	688,298
36,500	Diageo plc, (United Kingdom)	1,052,738
16,000	Kirin Holdings Co., Ltd., (Japan)	212,268
11,099	Pernod-Ricard S.A., (France)	1,256,194
980	Remy Cointreau S.A., (France)	70,554
20,820	SABMiller plc, (United Kingdom)	1,153,800

		6,580,902

	Food & Staples Retailing — 0.6%
51,260	Carrefour S.A., (France)	1,583,138
23,045	Costco Wholesale Corp.	2,887,999
7,300	FamilyMart Co., Ltd., (Japan)	278,596
624,943	Tesco plc, (United Kingdom)	1,866,869

		6,616,602

	Food Products — 0.7%
18,000	Ajinomoto Co., Inc., (Japan)	299,340
30,817	Danone S.A., (France)	2,063,689
3,300	Hershey Co. (The)	314,919
32,485	Nestle S.A., (Switzerland)	2,387,356
29,077	Unilever plc, (United Kingdom)	1,217,103
17,200	Unilever plc, (United Kingdom), ADR	720,680
10,800	WhiteWave Foods Co. (The) (a)	392,364
89,000	Wilmar International Ltd., (Singapore)	215,274

		7,610,725

	Household Products — 0.4%
5,400	Church & Dwight Co., Inc.	378,864
34,610	Procter & Gamble Co. (The)	2,898,241
2,600	Reckitt Benckiser Group plc, (United Kingdom)	224,790

		3,501,895

	Personal Products — 0.2%
8,570	Beiersdorf AG, (Germany)	713,038
7,600	L’Oreal S.A., (France)	1,205,320

		1,918,358

	Tobacco — 0.1%
22,954	Imperial Tobacco Group plc, (United Kingdom)	988,306
10,650	Swedish Match AB, (Sweden)	344,545

		1,332,851

	Total Consumer Staples	27,561,333

	Energy — 2.6%
	Energy Equipment & Services — 0.3%
4,800	Cameron International Corp. (a)	318,624
42,688	CGG S.A., (France) (a)	388,939
68,000	China Oilfield Services Ltd., (China), Class H	179,159
36,300	Petroleum Geo-Services ASA, (Norway)	229,402
16,240	Schlumberger Ltd.	1,651,446
940	Seadrill Ltd., (Bermuda)	25,115
24,340	Trican Well Service Ltd., (Canada)	284,704
3,534	WorleyParsons Ltd., (Australia)	47,343

		3,124,732

	Oil, Gas & Consumable Fuels — 2.3%
94,830	Beach Energy Ltd., (Australia)	116,865
76,710	Cameco Corp., (Canada)	1,354,699
15,075	Cenovus Energy, Inc., (Canada)	405,562
37,797	ConocoPhillips	2,892,226
27,000	Denbury Resources, Inc.	405,810
7,800	Enbridge, Inc., (Canada)	373,372
87,360	Encana Corp., (Canada)	1,852,906
34,604	Eni S.p.A., (Italy)	821,022
19,600	EP Energy Corp., Class A (a)	342,608
36,532	Hess Corp.	3,445,698
6,960	Koninklijke Vopak N.V., (Netherlands)	375,036
63,580	Oil Search Ltd., (Australia)	496,230
62,120	Petroleo Brasileiro S.A., (Brazil), ADR	924,967
37,696	Phillips 66	3,065,062
12,900	Royal Dutch Shell plc, (Netherlands), ADR	1,020,648
7,100	Southwestern Energy Co. (a)	248,145
20,032	Statoil ASA, (Norway)	545,387
193,620	Talisman Energy, Inc., (Canada)	1,675,234
40,100	Tullow Oil plc, (United Kingdom)	418,086
232,270	Whitehaven Coal Ltd., (Australia) (a)	346,969
4,900	Whiting Petroleum Corp. (a)	379,995
65,688	Williams Cos., Inc. (The)	3,635,831

		25,142,358

	Total Energy	28,267,090

	Financials — 3.7%
	Banks — 1.9%
21,211	Australia & New Zealand Banking Group Ltd., (Australia)	573,380
266,768	Bank of America Corp.	4,548,394
675,416	Bank of China Ltd., (China), Class H	302,576
16,000	Bank of Yokohama Ltd. (The), (Japan)	87,981
8,700	BankUnited, Inc.	265,263
14,946	Barclays plc, (United Kingdom), ADR	221,350
18,108	BNP Paribas S.A., (France)	1,201,796
84,063	CaixaBank S.A., (Spain)	511,146
15,481	Commerzbank AG, (Germany) (a)	229,879

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
4,365	Danske Bank A/S, (Denmark)	118,325
61,372	DBS Group Holdings Ltd., (Singapore)	885,140
28,873	DNB ASA, (Norway)	540,332
2,600	HDFC Bank Ltd., (India), ADR	121,108
131,282	HSBC Holdings plc, (United Kingdom)	1,333,994
31,312	ING Groep N.V., (Netherlands), CVA (a)	445,076
109,592	Intesa Sanpaolo S.p.A., (Italy)	330,828
1,180,576	Lloyds Banking Group plc, (United Kingdom) (a)	1,468,718
37,400	Mitsubishi UFJ Financial Group, Inc., (Japan)	210,776
16,907	Nordea Bank AB, (Sweden)	219,172
380,884	Regions Financial Corp.	3,824,075
35,980	Royal Bank of Scotland Group plc, (United Kingdom) (a)	214,356
51,312	Standard Chartered plc, (United Kingdom)	946,443
10,400	Sumitomo Mitsui Financial Group, Inc., (Japan)	423,743
85,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	353,894
14,324	Svenska Handelsbanken AB, (Sweden), Class A	670,815
13,112	Swedbank AB, (Sweden), Class A	328,790
18,000	United Overseas Bank Ltd., (Singapore)	315,553

		20,692,903

	Capital Markets — 0.6%
20,300	Apollo Global Management LLC, Class A	483,952
37,550	CETIP SA - Mercados Organizados, (Brazil)	466,355
2,827	Close Brothers Group plc, (United Kingdom)	65,220
8,690	Credit Suisse Group AG, (Switzerland) (a)	240,415
3,897	Deutsche Bank AG, (Germany)	136,073
16,926	GAM Holding AG, (Switzerland) (a)	291,572
8,600	Invesco Ltd.	339,528
1,285	Julius Baer Group Ltd., (Switzerland) (a)	57,423
6,540	Macquarie Group Ltd., (Australia)	329,089
40,464	T. Rowe Price Group, Inc.	3,172,378
17,399	UBS AG, (Switzerland) (a)	302,444

		5,884,449

	Diversified Financial Services — 0.1%
18,435	Challenger Ltd., (Australia)	114,719
1,787	Deutsche Boerse AG, (Germany)	119,998
2,200	Intercontinental Exchange, Inc.	429,110
4,464	London Stock Exchange Group plc, (United Kingdom)	134,712
5,600	McGraw Hill Financial, Inc.	472,920
15,500	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	81,063

		1,352,522

	Insurance — 1.0%
52,820	Admiral Group plc, (United Kingdom)	1,095,417
268,800	AIA Group Ltd., (Hong Kong)	1,387,208
1,608	Allianz SE, (Germany)	259,583
12,300	Assured Guaranty Ltd., (Bermuda)	272,568
28,870	AXA S.A., (France)	711,142
76,991	Direct Line Insurance Group plc, (United Kingdom)	366,430
2,278	Muenchener Rueckversicherungs AG, (Germany)	449,376
27,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	202,579
19,044	Prudential plc, (United Kingdom)	423,374
10,182	QBE Insurance Group Ltd., (Australia)	103,691
5,300	RenaissanceRe Holdings Ltd., (Bermuda)	529,947
21,602	Sampo, (Finland), Class A	1,044,487
14,000	Sony Financial Holdings, Inc., (Japan)	226,448
46,403	Storebrand ASA, (Norway) (a)	258,303
8,900	Sun Life Financial, Inc., (Canada)	322,639
1,063	Swiss Life Holding AG, (Switzerland) (a)	253,307
11,800	Tokio Marine Holdings, Inc., (Japan)	366,126
27,576	Travelers Cos., Inc. (The)	2,590,489

		10,863,114

	Real Estate Investment Trusts (REITs) — 0.0% (g)
68,456	Scentre Group, (Australia) (a)	196,962
751	Unibail-Rodamco SE, (France)	193,125

		390,087

	Real Estate Management & Development — 0.1%
130,000	Agile Property Holdings Ltd., (China)	79,821
23,751	Deutsche Wohnen AG, (Germany)	505,851
800	Goldcrest Co., Ltd., (Japan)	14,585
32,000	Kerry Properties Ltd., (Hong Kong)	107,280
4,000	Mitsui Fudosan Co., Ltd., (Japan)	122,754
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	35,473

		865,764

	Thrifts & Mortgage Finance — 0.0% (g)
11,800	Ocwen Financial Corp. (a)	308,924

	Total Financials	40,357,763

	Health Care — 2.9%
	Biotechnology — 0.5%
44,550	Celgene Corp. (a)	4,222,449
3,612	CSL Ltd., (Australia)	234,151
6,200	Genmab A/S, (Denmark) (a)	261,815
820	Grifols S.A., (Spain), Class B	29,046

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
3,000	United Therapeutics Corp. (a)	385,950

		5,133,411

	Health Care Equipment & Supplies — 0.3%
3,560	BioMerieux, (France)	368,575
25,400	Boston Scientific Corp. (a)	299,974
16,427	Elekta AB, (Sweden), Class B	161,466
2,850	Essilor International S.A., (France)	312,553
8,757	GN Store Nord A/S, (Denmark)	192,766
844,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	832,537
1,000	Sonova Holding AG, (Switzerland)	159,332
15,400	Sysmex Corp., (Japan)	620,143

		2,947,346

	Health Care Providers & Services — 0.4%
16,300	DaVita HealthCare Partners, Inc. (a)	1,192,182
15,600	Envision Healthcare Holdings, Inc. (a)	541,008
18,020	Fresenius Medical Care AG & Co. KGaA, (Germany)	1,255,189
10,399	Fresenius SE & Co. KGaA, (Germany)	513,388
224,340	Life Healthcare Group Holdings Ltd., (South Africa)	884,389
3,800	Miraca Holdings, Inc., (Japan)	157,255
9,700	Premier, Inc., Class A (a)	318,742
12,050	Sonic Healthcare Ltd., (Australia)	184,904

		5,047,057

	Life Sciences Tools & Services — 0.1%
36,840	QIAGEN N.V., (Netherlands) (a)	834,609

	Pharmaceuticals — 1.6%
31,200	Astellas Pharma, Inc., (Japan)	464,679
8,270	AstraZeneca plc, (United Kingdom)	592,652
15,732	Bayer AG, (Germany)	2,188,923
6,400	Endo International plc, (Ireland) (a)	437,376
15,700	GlaxoSmithKline plc, (United Kingdom), ADR	721,729
35,672	Johnson & Johnson	3,802,278
22,093	Novartis AG, (Switzerland)	2,080,462
50,295	Novo Nordisk A/S, (Denmark), Class B	2,394,635
15,420	Otsuka Holdings Co., Ltd., (Japan)	531,501
7,100	Roche Holding AG, (Switzerland)	2,096,652
1,600	Salix Pharmaceuticals Ltd. (a)	249,984
13,186	Sanofi, (France)	1,490,950
7,300	Takeda Pharmaceutical Co., Ltd., (Japan)	317,349

		17,369,170

	Total Health Care	31,331,593

	Industrials — 3.5%
	Aerospace & Defense — 0.5%
17,386	Boeing Co. (The)	2,214,629
7,900	Hexcel Corp. (a)	313,630
3,200	L-3 Communications Holdings, Inc.	380,544
40,270	Meggitt plc, (United Kingdom)	293,730
4,700	Rockwell Collins, Inc.	368,950
18,645	Rolls-Royce Holdings plc, (United Kingdom) (a)	290,184
7,785	Safran S.A., (France)	504,731
1,100	TransDigm Group, Inc.	202,763
18,149	Zodiac Aerospace, (France)	578,747

		5,147,908

	Air Freight & Logistics — 0.0% (g)
33,238	Toll Holdings Ltd., (Australia)	163,949

	Airlines — 0.2%
29,038	LATAM Airlines Group S.A., (Chile), ADR (a)	330,162
27,760	Ryanair Holdings plc, (Ireland), ADR (a)	1,566,497

		1,896,659

	Building Products — 0.1%
17,151	Assa Abloy AB, (Sweden), Class B	881,348
5,500	Fortune Brands Home & Security, Inc.	226,105

		1,107,453

	Commercial Services & Supplies — 0.2%
9,100	AA plc, (United Kingdom) (a)	47,577
20,312	Aggreko plc, (United Kingdom)	508,384
371,000	China Everbright International Ltd., (Hong Kong)	490,554
9,900	Copart, Inc. (a)	310,018
3,300	Stericycle, Inc. (a)	384,648

		1,741,181

	Construction & Engineering — 0.0% (g)
5,888	Bouygues S.A., (France)	190,385

	Electrical Equipment — 0.3%
11,392	ABB Ltd., (Switzerland) (a)	254,834
6,300	AMETEK, Inc.	316,323
7,361	Legrand S.A., (France)	382,503
35,000	Mitsubishi Electric Corp., (Japan)	466,592
11,440	Nexans S.A., (France) (a)	430,361
2,100	Rockwell Automation, Inc.	230,748
11,024	Schneider Electric SE, (France)	845,788
6,500	Sensata Technologies Holding N.V., (Netherlands) (a)	289,445

		3,216,594

	Industrial Conglomerates — 0.3%
4,941	DCC plc, (Ireland)	273,523
44,000	Hutchison Whampoa Ltd., (Hong Kong)	531,899
8,800	Jardine Matheson Holdings Ltd., (Hong Kong)	523,380
12,537	Koninklijke Philips N.V., (Netherlands)	398,674
39,000	Sembcorp Industries Ltd., (Singapore)	158,252

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — continued
7,734	Siemens AG, (Germany)	920,284

		2,806,012

	Machinery — 1.2%
25,957	Caterpillar, Inc.	2,570,521
6,500	FANUC Corp., (Japan)	1,175,543
6,400	Flowserve Corp.	451,328
77,000	Kawasaki Heavy Industries Ltd., (Japan)	307,849
31,500	Komatsu Ltd., (Japan)	728,001
10,000	Kubota Corp., (Japan)	158,334
3,100	Pall Corp.	259,470
37,842	SKF AB, (Sweden), Class B	787,807
3,900	SMC Corp., (Japan)	1,075,390
28,023	Stanley Black & Decker, Inc.	2,488,162
8,800	THK Co., Ltd., (Japan)	219,287
5,500	WABCO Holdings, Inc. (a)	500,225
12,500	Westport Innovations, Inc., (Canada) (a)	131,375
72,508	Xylem, Inc.	2,573,309

		13,426,601

	Marine — 0.0% (g)
145	AP Moeller - Maersk A/S, (Denmark), Class B	343,482
5,000	Nippon Yusen KK, (Japan)	13,183
136,000	Pacific Basin Shipping Ltd., (Hong Kong)	73,377

		430,042

	Professional Services — 0.3%
3,776	DKSH Holding AG, (Switzerland)	280,702
7,300	Equifax, Inc.	545,602
2,300	IHS, Inc., Class A (a)	287,937
15,600	Nielsen N.V.	691,548
510	SGS S.A., (Switzerland)	1,055,167
2,700	Towers Watson & Co., Class A	268,650
6,200	Verisk Analytics, Inc., Class A (a)	377,518

		3,507,124

	Road & Rail — 0.2%
7,100	Avis Budget Group, Inc. (a)	389,719
2,800	Central Japan Railway Co., (Japan)	377,689
4,400	Genesee & Wyoming, Inc., Class A (a)	419,364
6,300	Hertz Global Holdings, Inc. (a)	159,957
4,500	J.B. Hunt Transport Services, Inc.	333,225

		1,679,954

	Trading Companies & Distributors — 0.2%
19,680	Brenntag AG, (Germany)	963,222
65,000	Marubeni Corp., (Japan)	444,788
14,100	Mitsubishi Corp., (Japan)	288,771
16,800	Mitsui & Co., Ltd., (Japan)	265,005
1,000	WESCO International, Inc. (a)	78,260

		2,040,046

	Total Industrials	37,353,908

	Information Technology — 2.4%
	Communications Equipment — 0.3%
38,916	Alcatel-Lucent, (France) (a)	120,029
39,544	QUALCOMM, Inc.	2,956,705

		3,076,734

	Electronic Equipment, Instruments & Components — 0.3%
27,000	Hamamatsu Photonics KK, (Japan)	1,282,894
49,000	Hitachi Ltd., (Japan)	374,362
2,640	Keyence Corp., (Japan)	1,146,252
4,700	Murata Manufacturing Co., Ltd., (Japan)	534,227

		3,337,735

	Internet Software & Services — 0.3%
3,755	Alibaba Group Holding Ltd., (China), ADR (a)	333,632
1,500	Baidu, Inc., (China), ADR (a)	327,345
1,600	CoStar Group, Inc. (a)	248,864
10,000	Kakaku.com, Inc., (Japan)	142,038
189	NAVER Corp., (South Korea)	144,373
13,100	Qihoo 360 Technology Co. Ltd., (China), ADR (a)	883,857
71,100	Tencent Holdings Ltd., (China)	1,058,071

		3,138,180

	IT Services — 0.5%
4,250	Alliance Data Systems Corp. (a)	1,055,147
30,720	Amdocs Ltd.	1,409,434
32,800	Cognizant Technology Solutions Corp., Class A (a)	1,468,456
9,900	Gartner, Inc. (a)	727,353
4,700	Global Payments, Inc.	328,436
1,500	Infosys Ltd., (India), ADR	90,735
8,900	NeuStar, Inc., Class A (a)	220,987
11,100	Vantiv, Inc., Class A (a)	342,990

		5,643,538

	Semiconductors & Semiconductor Equipment — 0.3%
12,216	ASML Holding N.V., (Netherlands)	1,209,978
4,300	Avago Technologies Ltd., (Singapore)	374,100
6,300	NXP Semiconductor N.V., (Netherlands) (a)	431,109
166	Samsung Electronics Co., Ltd., (South Korea)	185,921
1,407	Samsung Electronics Co., Ltd., (South Korea), GDR	598,667
109,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	433,943
1,800	Tokyo Electron Ltd., (Japan)	117,315

		3,351,033

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 0.3%
4,900	CommVault Systems, Inc. (a)	246,960
10,756	Gemalto N.V., (Netherlands)	987,610
2,200	Informatica Corp. (a)	75,328
2,300	Oracle Corp., (Japan)	89,773
10,100	Qlik Technologies, Inc. (a)	273,104
3,985	SAP SE, (Germany)	287,596
5,300	SolarWinds, Inc. (a)	222,865
6,400	Solera Holdings, Inc.	360,704
17,700	Trend Micro, Inc., (Japan)	599,734

		3,143,674

	Technology Hardware, Storage & Peripherals — 0.4%
5,000	Canon, Inc., (Japan)	162,680
405,498	Nokia OYJ, (Finland), ADR	3,430,513
10,000	Wacom Co., Ltd., (Japan)	43,151

		3,636,344

	Total Information Technology	25,327,238

	Materials — 1.5%
	Chemicals — 0.8%
2,414	Air Liquide S.A., (France)	294,317
2,550	Airgas, Inc.	282,158
5,340	Akzo Nobel N.V., (Netherlands)	365,369
43,000	Asahi Kasei Corp., (Japan)	349,690
3,785	BASF SE, (Germany)	345,258
4,400	Ecolab, Inc.	505,252
7,400	Koninklijke DSM N.V., (Netherlands)	456,273
27,451	Monsanto Co.	3,088,512
22,342	Potash Corp. of Saskatchewan, Inc., (Canada)	772,140
12,930	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	337,990
2,064	Syngenta AG, (Switzerland)	653,557
11,000	Tosoh Corp., (Japan)	44,630
19,804	Umicore S.A., (Belgium)	863,412

		8,358,558

	Construction Materials — 0.1%
29,120	CRH plc, (Ireland)	661,681
8,550	Holcim Ltd., (Switzerland) (a)	622,027

		1,283,708

	Containers & Packaging — 0.0% (g)
36,437	Amcor Ltd., (Australia)	360,914

	Metals & Mining — 0.6%
2,600	Agnico-Eagle Mines Ltd., (Canada)	75,194
474,730	Alumina Ltd., (Australia) (a)	703,154
6,781	Antofagasta plc, (United Kingdom)	78,906
18,340	BHP Billiton Ltd., (Australia)	540,544
13,442	BHP Billiton plc, (Australia)	371,814
12,140	First Quantum Minerals Ltd., (Canada)	234,356
51,960	Iluka Resources Ltd., (Australia)	357,392
188,620	Norsk Hydro ASA, (Norway)	1,054,537
5,800	Reliance Steel & Aluminum Co.	396,720
4,247	Rio Tinto Ltd., (United Kingdom)	221,167
6,000	Rio Tinto plc, (United Kingdom)	293,999
17,588	SSAB AB, (Sweden), Class A (a)	150,294
46,640	Teck Resources Ltd., (Canada), Class B	881,030
20,160	ThyssenKrupp AG, (Germany) (a)	526,329

		5,885,436

	Total Materials	15,888,616

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
8,700	Nippon Telegraph & Telephone Corp., (Japan)	539,524
96,000	Singapore Telecommunications Ltd., (Singapore)	285,764
490	Swisscom AG, (Switzerland)	277,748
20,961	Telefonica S.A., (Spain)	323,726
24,299	Telstra Corp., Ltd., (Australia)	112,742
3,548	Ziggo N.V., (Netherlands) (a)	166,157

		1,705,661

	Wireless Telecommunication Services — 0.4%
56,210	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	1,416,492
11,550	SBA Communications Corp., Class A (a)	1,280,895
13,700	SoftBank Corp., (Japan)	956,930
137,900	Vodafone Group plc, (United Kingdom)	454,412
14,300	Vodafone Group plc, (United Kingdom), ADR	470,327

		4,579,056

	Total Telecommunication Services	6,284,717

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
19,091	SSE plc, (United Kingdom)	478,045

	Multi-Utilities — 0.2%
14,989	E.ON SE, (Germany)	273,724
13,844	GDF Suez, (France)	347,214
81,249	National Grid plc, (United Kingdom)	1,167,947

		1,788,885

	Total Utilities	2,266,930

	Total Common Stocks (Cost $235,409,572)	260,622,797

Exchange Traded Funds — 19.2%
	International Equity — 6.2%
4,882,500	iShares MSCI Japan ETF	57,467,025
163,700	Vanguard FTSE Europe ETF	9,039,514

	Total International Equity	66,506,539

	U.S. Equity — 13.0%
431,600	iShares Core S&P Mid Cap ETF	59,016,984

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — continued
	U.S. Equity — continued
409,900	SPDR S&P 500 ETF Trust	80,758,498

	Total U.S. Equity	139,775,482

	Total Exchange Traded Funds (Cost $194,747,838)	206,282,021

Exchange Traded Note — 1.6%
	Alternative Assets — 1.6%
504,878	iPath Dow Jones-UBS Commodity Index Total Return (a) ^ (Cost $19,300,003)	17,352,657

Alternative Investment — 2.8%
	Alternative Investment Fund — 2.8%
266,277	Marshall Wace UCITS Fund plc - MW Developed Europe TOPS Fund, Class F Shares (Ireland) (a) (Cost $30,000,000)	30,062,619

Investment Companies — 39.4%
	Alternative Assets — 5.1%
3,612,127	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	36,338,000
1,900,773	Prudential Absolute Return Bond Fund, Class Z	18,646,586

	Total Alternative Assets	54,984,586

	Fixed Income — 7.4%
2,351,414	JPMorgan Core Bond Fund, Class R6 Shares (b)	27,464,516
4,252,101	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	35,377,480
2,104,003	JPMorgan High Yield Fund, Class R6 Shares (b)	16,642,662

	Total Fixed Income	79,484,658

	International Equity — 15.9%
3,361,447	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	62,489,292
2,217,488	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	56,989,452
784,228	Matthews Pacific Tiger Fund	22,185,796
767,571	Oppenheimer Developing Markets Fund	29,536,150

	Total International Equity	171,200,690

	Money Market — 2.7%
29,157,155	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) ^	29,157,155

	U.S. Equity — 8.3%
2,940,724	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	88,898,072

	Total Investment Companies (Cost $385,879,831)	423,725,161

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,962	Volkswagen AG, (Preference Shares), (Germany)	611,677

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
333,048	Telecom Italia S.p.A., (Italy)	294,387

	Total Preferred Stocks (Cost $908,144)	906,064

PRINCIPAL AMOUNT($)
Structured Notes — 12.8%
	Alternative Assets — 1.9%
13,000,000	Societe Generale S.A., Single Commodity Return Non-Principal Protected Notes, Series 2014-160, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/15 (a) ^	11,482,294
11,200,000	Societe Generale S.A., Single Commodity Return Non-Principal Protected Notes, Series 2014-180, Linked to the S&P GSCI Brent Crude Index Excess Return, 10/08/14 (a) ^	9,388,504

	Total Alternative Assets	20,870,798

	International Equity — 7.5%
15,000,000	Barclays Bank plc, Delta-One Notes, Linked to the Performance of the DAX Index, 01/15/15 (a)	14,662,301
13,200,000	Credit Suisse AG, Return Notes, Linked to the Performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 02/09/15 (a)	13,312,888
18,500,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 11/25/14 (a)	19,069,106
18,400,000	Goldman Sachs Group, Inc., Delta-One Notes, Linked to the Performance of the TOPIX Index, 12/23/14 (a)	18,674,160
15,000,000	HSBC USA, Inc., Delta-One Notes, Linked to the Performance of the DAX Index, 01/21/15 (a)	14,662,301
4,242,400	HSBC USA, Inc., Participation Notes, Linked to the Performance of the Dollar Adjusted MSCI Europe, 01/13/15 (a)	295,403

	Total International Equity	80,676,159

	U.S. Equity — 3.4%
8,400,000	HSBC USA, Inc., Delta-One Notes, Linked to the Performance of the KBW Bank Index, 01/30/15 (a)	8,454,073

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — continued
	U.S. Equity — continued
27,500,000	Morgan Stanley, Participation Notes, Linked to the Performance of the KBW Bank Index, 01/30/15 (a)	27,810,769

	Total U.S. Equity	36,264,842

	Total Structured Notes (Cost $142,300,000)	137,811,799

	Total Investments — 100.2% (Cost $1,008,545,388)	1,076,763,118
	Liabilities in Excess of Other Assets — (0.2)%	(1,713,662)

	NET ASSETS — 100.0%	$1,075,049,456

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	79.4%
United Kingdom	4.1
France	3.5
Ireland	3.1
Japan	1.9
Germany	1.2
Switzerland	1.1
Others (each less than 1.0%)	5.7

*	Percentages indicated are based on total investments as of September 30, 2014.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International

SDR	— Swedish Depository Receipt
SPDR	— Standard & Poor’s Depositary Receipts
UCITS	— Undertakings for Collective Investment in Transferable
Securities
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P.
Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than $1.
(i)	— Security has been deemed illiquid pursuant to procedures
approved by the Board of Trustees and may be difficult to
sell.
(l)	— The rate shown is the current yield as of September 30, 2014.
^	— All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $125,665,543 and 11.7% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,463,027
Aggregate gross unrealized depreciation	(20,245,297)

Net unrealized appreciation/depreciation	$68,217,730

Federal income tax cost of investments	$1,008,545,388

JPM Access Growth Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of September 30, 2014, net assets of the Fund were $1,075,049,456 of which $1,469,703, or approximately 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of each Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$27,584,243	$18,399,366	$—	(a)	$45,983,609
Consumer Staples	8,740,507	18,820,826	—		27,561,333
Energy	24,277,537	3,989,553	—		28,267,090
Financials	18,369,000	21,988,763	—		40,357,763
Health Care	12,540,247	18,791,346	—		31,331,593
Industrials	20,231,589	17,122,319	—		37,353,908
Information Technology	15,808,624	9,518,614	—		25,327,238
Materials	6,573,352	9,315,264	—		15,888,616
Telecommunication Services	3,167,714	3,117,003	—		6,284,717
Utilities	—	2,266,930	—		2,266,930

Total Common Stocks	137,292,813	123,329,984	—	(a)	260,622,797

Preferred Stocks
Consumer Discretionary	—	611,677	—		611,677
Telecommunication Services	—	294,387	—		294,387

Total Preferred Stocks	—	906,064	—		906,064

Exchange Traded Funds	206,282,021	—	—		206,282,021
Exchange Traded Note	17,352,657	—	—		17,352,657
Alternative Investment	—	30,062,619	—		30,062,619
Investment Companies	423,725,161	—	—		423,725,161
Structured Notes	—	137,811,799	—		137,811,799

Total Investments in Securities	$784,652,652	$292,110,466	$—	(a)	$1,076,763,118

(a)	Amount rounds to less than $1.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.8% (j)
Common Stocks — 12.1%
Consumer Discretionary — 2.2%
	Auto Components — 0.1%
200	Aisin Seiki Co., Ltd., (Japan)	7,219
45	Lear Corp.	3,888
30	Visteon Corp. (a)	2,918

		14,025

	Automobiles — 0.1%
54	General Motors Co.	1,725
65	Harley-Davidson, Inc.	3,783
600	Mitsubishi Motors Corp., (Japan)	7,278

		12,786

	Diversified Consumer Services — 0.1%
102	Apollo Education Group, Inc. (a)	2,565
69	DeVry Education Group, Inc.	2,954

		5,519

	Hotels, Restaurants & Leisure — 0.3%
78	Brinker International, Inc.	3,962
28	Las Vegas Sands Corp.	1,742
192	MGM Resorts International (a)	4,374
20	Panera Bread Co., Class A (a)	3,254
93	Royal Caribbean Cruises Ltd.	6,258
90	Six Flags Entertainment Corp.	3,095
56	Wyndham Worldwide Corp.	4,551
78	Yum! Brands, Inc.	5,614

		32,850

	Household Durables — 0.3%
46	Harman International Industries, Inc.	4,510
66	Jarden Corp. (a)	3,967
165	Newell Rubbermaid, Inc.	5,678
3	NVR, Inc. (a)	3,390
300	Sony Corp., (Japan), ADR	5,412
30	Whirlpool Corp.	4,369

		27,326

	Internet & Catalog Retail — 0.1%
82	Expedia, Inc.	7,185
79	Liberty Interactive Corp., Class A (a)	2,253
40	TripAdvisor, Inc. (a)	3,657

		13,095

	Media — 0.6%
132	Cablevision Systems Corp., Class A	2,311
89	Cinemark Holdings, Inc.	3,030
511	DIRECTV (a)	44,212
30	DISH Network Corp., Class A (a)	1,937
64	Liberty Media Corp., Series A (a)	3,019
58	Omnicom Group, Inc.	3,994
132	Starz, Series A (a)	4,367
56	Twenty-First Century Fox, Inc., Class A	1,920
48	Walt Disney Co. (The)	4,273

		69,063

	Multiline Retail — 0.1%
74	Big Lots, Inc.	3,186
76	Dollar General Corp. (a)	4,644
35	Dollar Tree, Inc. (a)	1,962
363	J.C. Penney Co., Inc. (a)	3,645
39	Macy’s, Inc.	2,269

		15,706

	Specialty Retail — 0.4%
78	Abercrombie & Fitch Co., Class A	2,834
230	Best Buy Co., Inc.	7,726
78	Foot Locker, Inc.	4,341
103	GameStop Corp., Class A	4,244
80	Gap, Inc. (The)	3,335
42	Home Depot, Inc. (The)	3,853
78	Lowe’s Cos., Inc.	4,128
57	Murphy USA, Inc. (a)	3,024
34	O’Reilly Automotive, Inc. (a)	5,112
67	Penske Automotive Group, Inc.	2,720

		41,317

	Textiles, Apparel & Luxury Goods — 0.1%
41	Deckers Outdoor Corp. (a)	3,984
64	Hanesbrands, Inc.	6,876
17	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,214

		12,074

	Total Consumer Discretionary	243,761

Consumer Staples — 1.1%
	Beverages — 0.6%
1,330	Coca-Cola Co. (The)	56,738
103	Dr. Pepper Snapple Group, Inc.	6,624
500	Kirin Holdings Co., Ltd., (Japan)	6,633
27	Molson Coors Brewing Co., Class B	2,010

		72,005

	Food & Staples Retailing — 0.1%
73	Kroger Co. (The)	3,796
409	Rite Aid Corp. (a)	1,980

		5,776

	Food Products — 0.2%
40	Archer-Daniels-Midland Co.	2,044
82	Bunge Ltd.	6,907
109	ConAgra Foods, Inc.	3,601

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Food Products — Continued
124	Mondelez International, Inc., Class A	4,249
45	Tyson Foods, Inc., Class A	1,772

		18,573

	Household Products — 0.0% (g)
36	Energizer Holdings, Inc.	4,435

	Personal Products — 0.1%
206	Avon Products, Inc.	2,596
187	Coty, Inc., Class A	3,095
70	Herbalife Ltd.	3,062

		8,753

	Tobacco — 0.1%
131	Altria Group, Inc.	6,018

	Total Consumer Staples	115,560

Energy — 0.6%
	Energy Equipment & Services — 0.3%
57	Baker Hughes, Inc.	3,708
59	Halliburton Co.	3,806
17	Helmerich & Payne, Inc.	1,664
179	Nabors Industries Ltd., (Bermuda)	4,074
47	National Oilwell Varco, Inc.	3,577
53	Oil States International, Inc. (a)	3,281
146	Superior Energy Services, Inc.	4,799
79	Unit Corp. (a)	4,633

		29,542

	Oil, Gas & Consumable Fuels — 0.3%
32	Anadarko Petroleum Corp.	3,246
19	Apache Corp.	1,783
77	Chesapeake Energy Corp.	1,770
46	ConocoPhillips	3,520
24	Devon Energy Corp.	1,636
35	Exxon Mobil Corp.	3,292
109	Newfield Exploration Co. (a)	4,041
49	SM Energy Co.	3,822
22	Targa Resources Corp.	2,996
122	Ultra Petroleum Corp. (a)	2,838
88	Valero Energy Corp.	4,072
26	Whiting Petroleum Corp. (a)	2,016
145	WPX Energy, Inc. (a)	3,489

		38,521

	Total Energy	68,063

Financials — 2.1%
	Banks — 0.9%
142	Associated Banc-Corp.	2,474
944	Citigroup, Inc.	48,918
122	East West Bancorp, Inc.	4,148
229	First Horizon National Corp.	2,812
426	First Niagara Financial Group, Inc.	3,549
495	Huntington Bancshares, Inc.	4,816
900	Mitsubishi UFJ Financial Group, Inc., (Japan)	5,072
23	PNC Financial Services Group, Inc. (The)	1,968
103	Popular, Inc., (Puerto Rico) (a)	3,032
200	Sumitomo Mitsui Financial Group, Inc., (Japan)	8,149
109	SunTrust Banks, Inc.	4,145
193	TCF Financial Corp.	2,997
147	Wells Fargo & Co.	7,625

		99,705

	Capital Markets — 0.2%
37	Ameriprise Financial, Inc.	4,565
224	E*TRADE Financial Corp. (a)	5,060
21	Goldman Sachs Group, Inc. (The)	3,855
161	Morgan Stanley	5,566
85	SEI Investments Co.	3,074
57	Waddell & Reed Financial, Inc., Class A	2,946

		25,066

	Consumer Finance — 0.1%
169	Ally Financial, Inc. (a)	3,911
83	Capital One Financial Corp.	6,774
220	Santander Consumer USA Holdings, Inc.	3,918

		14,603

	Diversified Financial Services — 0.1%
59	Moody’s Corp.	5,576
81	NASDAQ OMX Group, Inc. (The)	3,436

		9,012

	Insurance — 0.6%
68	Allied World Assurance Co. Holdings AG, (Switzerland)	2,505
30	Assurant, Inc.	1,929
65	Axis Capital Holdings Ltd., (Bermuda)	3,076
82	Endurance Specialty Holdings Ltd., (Bermuda)	4,525
48	Everest Re Group Ltd., (Bermuda)	7,777
112	Lincoln National Corp.	6,001
33	PartnerRe Ltd., (Bermuda)	3,626
32	Prudential Financial, Inc.	2,814
62	Reinsurance Group of America, Inc.	4,968
20	RenaissanceRe Holdings Ltd., (Bermuda)	2,000
200	Tokio Marine Holdings, Inc., (Japan)	6,206

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Insurance — Continued
48	Travelers Cos., Inc. (The)	4,509
81	Validus Holdings Ltd., (Bermuda)	3,170
205	XL Group plc, (Ireland)	6,800

		59,906

	Thrifts & Mortgage Finance — 0.2%
2,615	Hudson City Bancorp, Inc.	25,418

	Total Financials	233,710

Health Care — 1.2%
	Biotechnology — 0.2%
13	Alexion Pharmaceuticals, Inc. (a)	2,156
20	Amgen, Inc.	2,809
42	BioMarin Pharmaceutical, Inc. (a)	3,031
63	Gilead Sciences, Inc. (a)	6,706
34	United Therapeutics Corp. (a)	4,374
22	Vertex Pharmaceuticals, Inc. (a)	2,471

		21,547

	Health Care Equipment & Supplies — 0.4%
388	Boston Scientific Corp. (a)	4,582
36	C.R. Bard, Inc.	5,138
88	CareFusion Corp. (a)	3,982
200	Covidien plc, (Ireland)	17,302
70	Edwards Lifesciences Corp. (a)	7,150
100	Hill-Rom Holdings, Inc.	4,143
96	Medtronic, Inc.	5,947

		48,244

	Health Care Providers & Services — 0.3%
84	Aetna, Inc.	6,804
78	Cardinal Health, Inc.	5,844
91	DaVita HealthCare Partners, Inc. (a)	6,656
70	HCA Holdings, Inc. (a)	4,936
54	Health Net, Inc. (a)	2,490
68	Omnicare, Inc.	4,234
134	VCA, Inc. (a)	5,270

		36,234

	Health Care Technology — 0.0% (g)
22	athenahealth, Inc. (a)	2,897

	Life Sciences Tools & Services — 0.1%
142	Bruker Corp. (a)	2,629
72	Charles River Laboratories International, Inc. (a)	4,301
39	Covance, Inc. (a)	3,070

		10,000

	Pharmaceuticals — 0.2%
72	Mallinckrodt plc (a)	6,491
131	Pfizer, Inc.	3,874
300	Shionogi & Co., Ltd., (Japan)	6,885

		17,250

	Total Health Care	136,172

Industrials — 1.9%
	Aerospace & Defense — 0.3%
29	Alliant Techsystems, Inc.	3,702
14	Boeing Co. (The)	1,783
144	Exelis, Inc.	2,382
16	General Dynamics Corp.	2,033
47	Huntington Ingalls Industries, Inc.	4,898
24	Lockheed Martin Corp.	4,387
50	Northrop Grumman Corp.	6,588
103	Spirit Aerosystems Holdings, Inc., Class A (a)	3,920
100	Textron, Inc.	3,599
8	Vectrus, Inc. (a)	156

		33,448

	Air Freight & Logistics — 0.0% (g)
24	FedEx Corp.	3,875

	Airlines — 0.2%
14	Copa Holdings S.A., (Panama), Class A	1,502
400	Japan Airlines Co., Ltd., (Japan)	10,945
109	Southwest Airlines Co.	3,681

		16,128

	Building Products — 0.0% (g)
155	Masco Corp.	3,708

	Commercial Services & Supplies — 0.1%
108	KAR Auction Services, Inc.	3,092
142	Pitney Bowes, Inc.	3,549
188	R.R. Donnelley & Sons Co.	3,094

		9,735

	Construction & Engineering — 0.4%
79	AECOM Technology Corp. (a)	2,666
54	Chicago Bridge & Iron Co. N.V., (Netherlands)	3,124
37	Fluor Corp.	2,471
92	KBR, Inc.	1,732
681	URS Corp.	39,233

		49,226

	Electrical Equipment — 0.0% (g)
24	Regal-Beloit Corp.	1,542

	Industrial Conglomerates — 0.1%
19	3M Co.	2,692

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Industrial Conglomerates — Continued
36	Carlisle Cos., Inc.	2,894
242	General Electric Co.	6,200

		11,786

	Machinery — 0.4%
124	Allison Transmission Holdings, Inc.	3,533
33	Caterpillar, Inc.	3,268
24	Cummins, Inc.	3,168
25	Dover Corp.	2,008
25	IDEX Corp.	1,809
75	Illinois Tool Works, Inc.	6,331
36	Ingersoll-Rand plc	2,029
24	Parker-Hannifin Corp.	2,740
37	SPX Corp.	3,475
85	Terex Corp.	2,700
28	Timken Co.	1,187
47	Toro Co. (The)	2,784
105	Trinity Industries, Inc.	4,906

		39,938

	Marine — 0.0% (g)
38	Kirby Corp. (a)	4,478

	Professional Services — 0.1%
72	Manpowergroup, Inc.	5,047

	Road & Rail — 0.1%
64	Avis Budget Group, Inc. (a)	3,513
57	Con-way, Inc.	2,707
35	Norfolk Southern Corp.	3,906
43	Union Pacific Corp.	4,662

		14,788

	Trading Companies & Distributors — 0.2%
141	HD Supply Holdings, Inc. (a)	3,844
1,000	Marubeni Corp., (Japan)	6,843
54	United Rentals, Inc. (a)	5,999

		16,686

	Total Industrials	210,385

Information Technology — 1.6%
	Communications Equipment — 0.2%
106	ARRIS Group, Inc. (a)	3,006
422	Brocade Communications Systems, Inc.	4,587
4	Cisco Systems, Inc.	101
33	F5 Networks, Inc. (a)	3,918
143	Juniper Networks, Inc.	3,167
24	QUALCOMM, Inc.	1,795

		16,574

	Electronic Equipment, Instruments & Components — 0.2%
31	Arrow Electronics, Inc. (a)	1,716
130	CDW Corp.	4,037
194	Corning, Inc.	3,752
46	Dolby Laboratories, Inc., Class A (a)	1,922
58	Tech Data Corp. (a)	3,414
208	Vishay Intertechnology, Inc.	2,972

		17,813

	Internet Software & Services — 0.2%
45	Facebook, Inc., Class A (a)	3,557
10	Google, Inc., Class C (a)	5,774
306	Trulia, Inc. (a)	14,963
12	Zillow, Inc., Class A (a)	1,392

		25,686

	IT Services — 0.3%
58	Amdocs Ltd.	2,661
242	Booz Allen Hamilton Holding Corp.	5,663
82	Cognizant Technology Solutions Corp., Class A (a)	3,671
91	Computer Sciences Corp.	5,565
22	DST Systems, Inc.	1,846
90	Fiserv, Inc. (a)	5,817
46	Gartner, Inc. (a)	3,380
111	Leidos Holdings, Inc.	3,811
100	Total System Services, Inc.	3,096
91	VeriFone Systems, Inc. (a)	3,128

		38,638

	Semiconductors & Semiconductor Equipment — 0.3%
203	Atmel Corp. (a)	1,640
62	Broadcom Corp., Class A	2,506
135	Freescale Semiconductor Ltd. (a)	2,636
46	KLA-Tencor Corp.	3,624
40	Lam Research Corp.	2,988
171	Marvell Technology Group Ltd., (Bermuda)	2,305
150	Micron Technology, Inc. (a)	5,139
217	NVIDIA Corp.	4,004
139	OmniVision Technologies, Inc. (a)	3,678
216	ON Semiconductor Corp. (a)	1,931
52	Skyworks Solutions, Inc.	3,019
88	Teradyne, Inc.	1,706

		35,176

	Software — 0.2%
202	Electronic Arts, Inc. (a)	7,193
109	Oracle Corp.	4,173

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Software — Continued
128	Rovi Corp. (a)	2,527
141	Symantec Corp.	3,315

		17,208

	Technology Hardware, Storage & Peripherals — 0.2%
87	Diebold, Inc.	3,073
500	FUJIFILM Holdings Corp., (Japan)	15,363
70	Lexmark International, Inc., Class A	2,975

		21,411

	Total Information Technology	172,506

Materials — 0.8%
	Chemicals — 0.5%
38	Albemarle Corp.	2,238
87	Cabot Corp.	4,417
90	Celanese Corp., Series A	5,267
48	Cytec Industries, Inc.	2,270
47	Eastman Chemical Co.	3,802
245	Huntsman Corp.	6,367
362	Rockwood Holdings, Inc.	27,675
2,000	Sumitomo Chemical Co., Ltd., (Japan)	7,143

		59,179

	Containers & Packaging — 0.1%
53	Avery Dennison Corp.	2,366
85	Ball Corp.	5,378
82	Crown Holdings, Inc. (a)	3,651
81	Owens-Illinois, Inc. (a)	2,110

		13,505

	Metals & Mining — 0.1%
190	Alcoa, Inc.	3,057
36	Reliance Steel & Aluminum Co.	2,463
143	United States Steel Corp.	5,601

		11,121

	Paper & Forest Products — 0.1%
60	Domtar Corp., (Canada)	2,108
115	International Paper Co.	5,490

		7,598

	Total Materials	91,403

Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
33	AT&T, Inc.	1,163
102	CenturyLink, Inc.	4,171
182	Frontier Communications Corp.	1,185
100	Nippon Telegraph & Telephone Corp., (Japan)	6,201

	Total Telecommunication Services	12,720

Utilities — 0.5%
	Electric Utilities — 0.3%
92	American Electric Power Co., Inc.	4,803
71	Edison International	3,970
62	Entergy Corp.	4,795
130	Exelon Corp.	4,432
157	FirstEnergy Corp.	5,271
114	Great Plains Energy, Inc.	2,755
98	Hawaiian Electric Industries, Inc.	2,602
200	Hokuriku Electric Power Co., (Japan)	2,627

		31,255

	Gas Utilities — 0.1%
91	AGL Resources, Inc.	4,672
61	Atmos Energy Corp.	2,910
70	UGI Corp.	2,386

		9,968

	Independent Power & Renewable Electricity Producers — 0.1%
200	AES Corp.	2,836
145	Calpine Corp. (a)	3,147

		5,983

	Multi-Utilities — 0.0% (g)
94	SCANA Corp.	4,663

	Total Utilities	51,869

	Total Common Stocks (Cost $1,266,315)	1,336,149

PRINCIPAL AMOUNT($)
Corporate Bonds — 2.9%
Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.0% (g)
2,000	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,110

	Internet & Catalog Retail — 0.5%
50,000	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	51,750

	Total Consumer Discretionary	53,860

Consumer Staples — 0.4%
	Food & Staples Retailing — 0.4%
50,000	New Albertsons, Inc., 8.000%, 05/01/31	47,500
Financials — 0.7%
	Diversified Financial Services — 0.7%
50,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	37,625

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Corporate Bonds — Continued
	Diversified Financial Services — Continued
50,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	39,250

	Total Financials	76,875

Industrials — 0.5%
	Marine — 0.5%
50,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	52,750
Information Technology — 0.4%
	Communications Equipment — 0.4%
50,000	Avaya, Inc., 7.000%, 04/01/19 (e)	48,500
Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
10,000	NII Capital Corp., 7.625%, 04/01/21 (d)	1,900
49,000	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (d) (e)	32,707

	Total Telecommunication Services	34,607

Utilities — 0.1%
	Electric Utilities — 0.1%
10,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/20 (d) (e)	8,375

	Total Corporate Bonds (Cost $360,616)	322,467

SHARES
Exchange Traded Fund — 0.2%
	Alternative Assets — 0.2%
538	ProShares Ultra Gold ETF (a) † (Cost $28,379)	21,837

Investment Companies — 65.0% (b)
	Alternative Assets — 20.4%
15,001	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	187,062
21,429	JPMorgan Global Natural Resources Fund, Select Class Shares	197,786
95,361	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	961,240
58,601	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	913,008

	Total Alternative Assets	2,259,096

	Fixed Income — 21.3%
33,315	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (a)	306,498
76,725	JPMorgan Floating Rate Income Fund, Select Class Shares	761,879
20,641	JPMorgan Inflation Managed Bond Fund, Select Class Shares	215,696
89,972	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	1,064,366

	Total Fixed Income	2,348,439

	International Equity — 2.7%
19,815	JPMorgan Systematic Alpha Fund, Select Class Shares	298,420

	U.S. Equity — 20.6%
38,343	JPMorgan Hedged Equity Fund, Select Class Shares	608,889
46,013	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	844,342
27,337	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	822,557

	Total U.S. Equity	2,275,788

	Total Investment Companies (Cost $6,984,978)	7,181,743

PRINCIPAL AMOUNT($)
Loan Assignments — 0.5%
Consumer Discretionary — 0.5%
	Media — 0.5%
50,000	Clear Channel Communications, Inc., Term Loan, VAR, 6.904%, 01/30/19	47,715
12,511	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	9,139

	Total Loan Assignments (Cost $57,093)	56,854

SHARES
Master Limited Partnerships — 3.1%
75	Access Midstream Partners LP	4,773
48	Alliance Resource Partners LP	2,056
43	AmeriGas Partners LP	1,962
74	Atlas Pipeline Partners LP	2,698
104	BreitBurn Energy Partners LP	2,113
99	Buckeye Partners LP	7,884
55	Calumet Specialty Products Partners LP	1,510
114	Crestwood Midstream Partners LP	2,584
61	DCP Midstream Partners LP	3,321
1,311	El Paso Pipeline Partners LP	52,650
202	Enbridge Energy Partners LP	7,848
271	Energy Transfer Partners LP	17,341
55	EnLink Midstream Partners LP	1,675
1,046	Enterprise Products Partners LP	42,154
15	EQT Midstream Partners LP	1,344

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Master Limited Partnerships — Continued
38	EV Energy Partners LP	1,348
45	Ferrellgas Partners LP	1,209
64	Genesis Energy LP	3,369
16	Golar LNG Partners LP, (Bermuda)	556
16	Holly Energy Partners LP	582
271	Kinder Morgan Energy Partners LP	25,279
100	Lazard Ltd., (Bermuda), Class A	5,070
46	Legacy Reserves LP	1,365
209	Linn Energy LLC	6,299
206	Magellan Midstream Partners LP	17,341
138	MarkWest Energy Partners LP	10,601
7	Martin Midstream Partners LP	261
25	Memorial Production Partners LP	550
73	Natural Resource Partners LP	952
21	Navios Maritime Partners LP, (Greece)	374
27	NGL Energy Partners LP	1,063
62	NuStar Energy LP	4,088
138	ONEOK Partners LP	7,723
310	Plains All American Pipeline LP	18,247
1,997	QR Energy LP	38,782
264	Regency Energy Partners LP	8,612
41	Spectra Energy Partners LP	2,173
55	Suburban Propane Partners LP	2,450
142	Sunoco Logistics Partners LP	6,853
84	Targa Resources Partners LP	6,077
43	TC PipeLines LP	2,912
39	Teekay LNG Partners LP, (Bermuda)	1,699
52	Teekay Offshore Partners LP, (Bermuda)	1,747
23	Tesoro Logistics LP	1,628
74	Vanguard Natural Resources LLC	2,032
56	Western Gas Partners LP	4,200
124	Williams Partners LP	6,578

	Total Master Limited Partnerships (Cost $263,186)	343,933

NUMBER OF CONTRACTS
Options Purchased — 0.1%
	Put Options Purchased: — 0.1%
8	S&P 500 Index, Expiring 12/20/14 at $1,700.000, European Style (Cost $24,104)	6,560

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 7.0%
	U.S. Treasury Inflation Indexed Notes,
184,500	0.125%, 04/15/16	201,446
195,000	0.125%, 04/15/19	198,750
180,000	0.500%, 04/15/15	198,028
175,000	U.S. Treasury Note, 1.250%, 02/29/20	169,094

	Total U.S. Treasury Obligations (Cost $770,972)	767,318

SHARES
Short-Term Investment — 7.9%
	Investment Company — 7.9%
875,157	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $875,157)	875,157

	Total Investments — 98.8% (Cost $10,630,800)	10,912,018
	Other Assets in Excess of Liabilities — 1.2%	134,264

	NET ASSETS — 100.0%	$11,046,282

Short Positions — 10.6%
Common Stocks — 10.2%
Consumer Discretionary — 1.4%
	Auto Components — 0.0% (g)
34	BorgWarner, Inc.	1,789
48	Gentex Corp.	1,285
76	Goodyear Tire & Rubber Co. (The)	1,716

		4,790

	Automobiles — 0.0% (g)
22	Tesla Motors, Inc. (a)	5,339

	Distributors — 0.1%
21	Genuine Parts Co.	1,842
160	LKQ Corp. (a)	4,254

		6,096

	Diversified Consumer Services — 0.1%
152	H&R Block, Inc.	4,714
125	Service Corp. International	2,642

		7,356

	Hotels, Restaurants & Leisure — 0.2%
129	Carnival Corp.	5,182
1	Chipotle Mexican Grill, Inc. (a)	667
27	Choice Hotels International, Inc.	1,404
18	Domino’s Pizza, Inc.	1,385
91	Hilton Worldwide Holdings, Inc. (a)	2,241
28	Norwegian Cruise Line Holdings Ltd. (a)	1,009
31	Starbucks Corp.	2,339

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Hotels, Restaurants & Leisure — Continued
53	Starwood Hotels & Resorts Worldwide, Inc.	4,410
355	Wendy’s Co. (The)	2,932

		21,569

	Household Durables — 0.1%
138	D.R. Horton, Inc.	2,832
26	Lennar Corp., Class A	1,010
14	Mohawk Industries, Inc. (a)	1,887
30	Toll Brothers, Inc. (a)	935

		6,664

	Internet & Catalog Retail — 0.0% (g)
276	Groupon, Inc. (a)	1,844
42	HomeAway, Inc. (a)	1,491

		3,335

	Leisure Products — 0.0% (g)
18	Hasbro, Inc.	990
96	Mattel, Inc.	2,942

		3,932

	Media — 0.2%
48	AMC Networks, Inc., Class A (a)	2,804
87	CBS Corp. (Non-Voting), Class B	4,655
43	CBS Outdoor Americas, Inc.	1,287
12	Charter Communications, Inc., Class A (a)	1,817
89	Comcast Corp., Class A	4,786
13	Discovery Communications, Inc., Class A (a)	491
109	DreamWorks Animation SKG, Inc., Class A (a)	2,972
27	Lamar Advertising Co., Class A	1,330
22	Madison Square Garden Co. (The), Class A (a)	1,455
41	Meredith Corp.	1,755
123	News Corp., Class A (a)	2,011

		25,363

	Multiline Retail — 0.1%
16	Dillard’s, Inc., Class A	1,744
54	Nordstrom, Inc.	3,692
36	Target Corp.	2,256

		7,692

	Specialty Retail — 0.4%
55	Aaron’s, Inc.	1,338
34	Advance Auto Parts, Inc.	4,430
62	Cabela’s, Inc. (a)	3,652
110	CarMax, Inc. (a)	5,109
78	CST Brands, Inc.	2,804
47	DSW, Inc., Class A	1,415
87	GNC Holdings, Inc., Class A	3,370
38	Sally Beauty Holdings, Inc. (a)	1,040
20	Signet Jewelers Ltd., (Bermuda)	2,278
165	Staples, Inc.	1,997
48	Tiffany & Co.	4,623
75	Tractor Supply Co.	4,613
10	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,182
27	Urban Outfitters, Inc. (a)	991
29	Williams-Sonoma, Inc.	1,931

		40,773

	Textiles, Apparel & Luxury Goods — 0.2%
23	Carter’s, Inc.	1,783
109	Coach, Inc.	3,882
29	NIKE, Inc., Class B	2,587
8	PVH Corp.	969
15	Ralph Lauren Corp.	2,471
81	Under Armour, Inc., Class A (a)	5,597

		17,289

	Total Consumer Discretionary	150,198

Consumer Staples — 0.6%
	Beverages — 0.1%
52	Brown-Forman Corp., Class B	4,691
31	Monster Beverage Corp. (a)	2,842

		7,533

	Food & Staples Retailing — 0.1%
33	Walgreen Co.	1,956
106	Whole Foods Market, Inc.	4,039

		5,995

	Food Products — 0.3%
22	Campbell Soup Co.	940
143	Flowers Foods, Inc.	2,626
41	Hain Celestial Group, Inc. (The) (a)	4,196
29	Hershey Co. (The)	2,767
82	Hormel Foods Corp.	4,214
21	Ingredion, Inc.	1,592
28	JM Smucker Co. (The)	2,772
24	Kellogg Co.	1,478
79	Kraft Foods Group, Inc.	4,456
45	McCormick & Co., Inc. (Non-Voting)	3,011
52	Mead Johnson Nutrition Co.	5,003

		33,055

	Household Products — 0.1%
41	Clorox Co. (The)	3,938

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Household Products — Continued
33	Colgate-Palmolive Co.	2,152

		6,090

	Personal Products — 0.0% (g)
61	Estee Lauder Cos., Inc. (The), Class A	4,558

	Tobacco — 0.0% (g)
40	Reynolds American, Inc.	2,360
54	Universal Corp.	2,397

		4,757

	Total Consumer Staples	61,988

Energy — 1.1%
	Energy Equipment & Services — 0.2%
28	Atwood Oceanics, Inc. (a)	1,223
63	Dresser-Rand Group, Inc. (a)	5,182
29	Dril-Quip, Inc. (a)	2,593
141	Frank’s International N.V., (Netherlands)	2,637
47	Oceaneering International, Inc.	3,063
87	RPC, Inc.	1,910
13	Schlumberger Ltd.	1,322
29	Seadrill Ltd., (Bermuda)	776
56	Tidewater, Inc.	2,186

		20,892

	Oil, Gas & Consumable Fuels — 0.9%
88	Antero Resources Corp. (a)	4,830
41	Athlon Energy, Inc. (a)	2,387
44	Cabot Oil & Gas Corp.	1,438
31	Cheniere Energy, Inc. (a)	2,481
14	Cimarex Energy Co.	1,771
210	Cobalt International Energy, Inc. (a)	2,856
72	Continental Resources, Inc. (a)	4,787
63	Golar LNG Ltd., (Bermuda)	4,183
37	Gulfport Energy Corp. (a)	1,976
27	Hess Corp.	2,547
76	HollyFrontier Corp.	3,320
1,109	Kinder Morgan, Inc.	42,519
58	Laredo Petroleum, Inc. (a)	1,300
115	Marathon Oil Corp.	4,323
33	Noble Energy, Inc.	2,256
74	Oasis Petroleum, Inc. (a)	3,094
30	ONEOK, Inc.	1,966
94	Peabody Energy Corp.	1,164
28	Phillips 66	2,277
7	Pioneer Natural Resources Co.	1,379
42	Range Resources Corp.	2,848
99	Spectra Energy Corp.	3,887
61	Teekay Corp., (Bermuda)	4,048
46	Williams Cos., Inc. (The)	2,546

		106,183

	Total Energy	127,075

Financials — 1.5%
	Banks — 0.6%
354	Bank of America Corp.	6,036
48	BankUnited, Inc.	1,464
106	BB&T Corp.	3,944
34	City National Corp.	2,573
33	Comerica, Inc.	1,645
42	Cullen/Frost Bankers, Inc.	3,213
36	First Republic Bank	1,778
253	M&T Bank Corp.	31,192
74	PacWest Bancorp	3,051
11	Signature Bank (a)	1,233
38	SVB Financial Group (a)	4,259
44	Synovus Financial Corp.	1,040
100	U.S. Bancorp	4,183
132	Zions Bancorporation	3,836

		69,447

	Capital Markets — 0.2%
10	Affiliated Managers Group, Inc. (a)	2,004
17	Artisan Partners Asset Management, Inc., Class A	885
183	Charles Schwab Corp. (The)	5,378
25	Eaton Vance Corp.	943
96	Federated Investors, Inc., Class B	2,818
34	LPL Financial Holdings, Inc.	1,566
12	T. Rowe Price Group, Inc.	941
75	TD Ameritrade Holding Corp.	2,503

		17,038

	Consumer Finance — 0.0% (g)
11	American Express Co.	963
155	SLM Corp.	1,327

		2,290

	Diversified Financial Services — 0.2%
68	CBOE Holdings, Inc.	3,639
73	CME Group, Inc.	5,837
25	Intercontinental Exchange, Inc.	4,876
86	MSCI, Inc. (a)	4,044

		18,396

	Insurance — 0.5%
17	Arch Capital Group Ltd., (Bermuda) (a)	930
107	Arthur J. Gallagher & Co.	4,854

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Insurance — Continued
57	Brown & Brown, Inc.	1,833
24	Chubb Corp. (The)	2,186
74	Cincinnati Financial Corp.	3,482
106	FNF Group	2,940
160	Genworth Financial, Inc., Class A (a)	2,096
70	Hartford Financial Services Group, Inc. (The)	2,608
112	Loews Corp.	4,666
8	Markel Corp. (a)	5,089
18	Marsh & McLennan Cos., Inc.	942
26	Mercury General Corp.	1,269
45	MetLife, Inc.	2,417
197	Old Republic International Corp.	2,813
42	Principal Financial Group, Inc.	2,204
60	ProAssurance Corp.	2,644
109	Progressive Corp. (The)	2,756
44	StanCorp Financial Group, Inc.	2,780
39	Torchmark Corp.	2,042

		50,551

	Real Estate Management & Development — 0.0% (g)
96	Realogy Holdings Corp. (a)	3,571

	Thrifts & Mortgage Finance — 0.0% (g)
107	New York Community Bancorp, Inc.	1,698
35	Ocwen Financial Corp. (a)	916

		2,614

	Total Financials	163,907

Health Care — 1.1%
	Biotechnology — 0.2%
111	Alkermes plc, (Ireland) (a)	4,759
27	Celgene Corp. (a)	2,559
56	Cubist Pharmaceuticals, Inc. (a)	3,715
16	Intercept Pharmaceuticals, Inc. (a)	3,787
14	Medivation, Inc. (a)	1,384
7	Pharmacyclics, Inc. (a)	822
4	Regeneron Pharmaceuticals, Inc. (a)	1,442
62	Seattle Genetics, Inc. (a)	2,305

		20,773

	Health Care Equipment & Supplies — 0.3%
68	Align Technology, Inc. (a)	3,514
13	Baxter International, Inc.	933
68	DENTSPLY International, Inc.	3,101
5	Intuitive Surgical, Inc. (a)	2,309
192	Medtronic, Inc.	11,894
98	ResMed, Inc.	4,829
41	Sirona Dental Systems, Inc. (a)	3,144
12	Varian Medical Systems, Inc. (a)	961
24	Zimmer Holdings, Inc.	2,413

		33,098

	Health Care Providers & Services — 0.3%
115	Brookdale Senior Living, Inc. (a)	3,705
47	Catamaran Corp. (a)	1,981
20	Cigna Corp.	1,814
27	Envision Healthcare Holdings, Inc. (a)	936
36	Henry Schein, Inc. (a)	4,193
20	Humana, Inc.	2,606
9	Laboratory Corp. of America Holdings (a)	916
68	MEDNAX, Inc. (a)	3,728
69	Patterson Cos., Inc.	2,858
16	Quest Diagnostics, Inc.	971
21	Tenet Healthcare Corp. (a)	1,247
59	UnitedHealth Group, Inc.	5,089

		30,044

	Health Care Technology — 0.1%
204	Allscripts Healthcare Solutions, Inc. (a)	2,737
32	Cerner Corp. (a)	1,906
175	IMS Health Holdings, Inc. (a)	4,583

		9,226

	Life Sciences Tools & Services — 0.1%
17	Agilent Technologies, Inc.	969
14	Mettler-Toledo International, Inc. (a)	3,586
139	QIAGEN N.V., (Netherlands) (a)	3,165
18	Quintiles Transnational Holdings, Inc. (a)	1,004
15	Techne Corp.	1,403
42	Thermo Fisher Scientific, Inc.	5,112
20	Waters Corp. (a)	1,982

		17,221

	Pharmaceuticals — 0.1%
40	Bristol-Myers Squibb Co.	2,047
86	Eli Lilly & Co.	5,577
70	Endo International plc, (Ireland) (a)	4,784
6	Salix Pharmaceuticals Ltd. (a)	938

		13,346

	Total Health Care	123,708

Industrials — 1.5%
	Aerospace & Defense — 0.2%
20	B/E Aerospace, Inc. (a)	1,679
50	Hexcel Corp. (a)	1,985
20	Precision Castparts Corp.	4,738

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Aerospace & Defense — Continued
35	Rockwell Collins, Inc.	2,747
11	TransDigm Group, Inc.	2,028
43	Triumph Group, Inc.	2,797

		15,974

	Air Freight & Logistics — 0.0% (g)
50	Expeditors International of Washington, Inc.	2,029
10	United Parcel Service, Inc., Class B	983

		3,012

	Airlines — 0.1%
90	Delta Air Lines, Inc.	3,253
57	Spirit Airlines, Inc. (a)	3,941

		7,194

	Building Products — 0.1%
37	Armstrong World Industries, Inc. (a)	2,072
79	Fortune Brands Home & Security, Inc.	3,248
88	Owens Corning	2,794
98	USG Corp. (a)	2,694

		10,808

	Commercial Services & Supplies — 0.2%
45	Clean Harbors, Inc. (a)	2,426
98	Copart, Inc. (a)	3,069
47	Covanta Holding Corp.	997
136	Iron Mountain, Inc.	4,440
41	Stericycle, Inc. (a)	4,779
30	Waste Connections, Inc.	1,456

		17,167

	Construction & Engineering — 0.2%
500	AECOM Technology Corp. (a)	16,875
74	Jacobs Engineering Group, Inc. (a)	3,613

		20,488

	Electrical Equipment — 0.1%
33	Acuity Brands, Inc.	3,884
62	AMETEK, Inc.	3,113
76	Babcock & Wilcox Co. (The)	2,105
36	Emerson Electric Co.	2,253
15	Hubbell, Inc., Class B	1,808

		13,163

	Industrial Conglomerates — 0.0% (g)
13	Danaher Corp.	988

	Machinery — 0.3%
58	Colfax Corp. (a)	3,304
76	Donaldson Co., Inc.	3,088
28	Flowserve Corp.	1,974
48	Graco, Inc.	3,503
63	Joy Global, Inc.	3,436
42	Kennametal, Inc.	1,735
22	Lincoln Electric Holdings, Inc.	1,521
40	Manitowoc Co., Inc. (The)	938
17	Middleby Corp. (The) (a)	1,498
23	Nordson Corp.	1,750
39	PACCAR, Inc.	2,218
32	Pentair plc, (United Kingdom)	2,096
69	Wabtec Corp.	5,592

		32,653

	Professional Services — 0.1%
64	Equifax, Inc.	4,783
16	Towers Watson & Co., Class A	1,592
70	Verisk Analytics, Inc., Class A (a)	4,262

		10,637

	Road & Rail — 0.1%
38	Genesee & Wyoming, Inc., Class A (a)	3,622
74	Hertz Global Holdings, Inc. (a)	1,879
57	J.B. Hunt Transport Services, Inc.	4,221
16	Kansas City Southern	1,939
44	Ryder System, Inc.	3,958

		15,619

	Trading Companies & Distributors — 0.1%
34	Air Lease Corp.	1,105
100	Fastenal Co.	4,490
39	MRC Global, Inc. (a)	910
15	MSC Industrial Direct Co., Inc., Class A	1,282
22	W.W. Grainger, Inc.	5,536

		13,323

	Total Industrials	161,026

Information Technology — 1.6%
	Communications Equipment — 0.1%
24	CommScope Holding Co., Inc. (a)	574
138	JDS Uniphase Corp. (a)	1,767
68	Motorola Solutions, Inc.	4,303
62	Palo Alto Networks, Inc. (a)	6,082

		12,726

Electronic Equipment, Instruments & Components — 0.2%
44	Amphenol Corp., Class A	4,394
32	Anixter International, Inc.	2,715
34	FEI Co.	2,564
55	FLIR Systems, Inc.	1,724
117	Ingram Micro, Inc., Class A (a)	3,020

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
76	Knowles Corp. (a)	2,014
19	Zebra Technologies Corp., Class A (a)	1,348

		17,779

	Internet Software & Services — 0.3%
54	Akamai Technologies, Inc. (a)	3,229
26	CoStar Group, Inc. (a)	4,044
25	IAC/InterActiveCorp	1,647
10	LinkedIn Corp., Class A (a)	2,078
177	Pandora Media, Inc. (a)	4,276
101	Rackspace Hosting, Inc. (a)	3,288
17	VeriSign, Inc. (a)	937
33	Yelp, Inc. (a)	2,252
136	Zillow, Inc., Class A (a)	15,775

		37,526

	IT Services — 0.3%
13	Accenture plc, (Ireland), Class A	1,057
56	Automatic Data Processing, Inc.	4,652
36	CoreLogic, Inc. (a)	975
29	Fidelity National Information Services, Inc.	1,633
16	FleetCor Technologies, Inc. (a)	2,274
57	Genpact Ltd., (Bermuda) (a)	930
24	International Business Machines Corp.	4,556
40	MasterCard, Inc., Class A	2,957
23	Paychex, Inc.	1,017
20	Teradata Corp. (a)	838
36	Vantiv, Inc., Class A (a)	1,112
24	Visa, Inc., Class A	5,121
121	Western Union Co. (The)	1,941

		29,063

	Semiconductors & Semiconductor Equipment — 0.2%
29	Altera Corp.	1,038
103	Analog Devices, Inc.	5,097
91	Applied Materials, Inc.	1,967
76	Cree, Inc. (a)	3,112
196	Integrated Device Technology, Inc. (a)	3,126
47	Linear Technology Corp.	2,086
29	Maxim Integrated Products, Inc.	877
35	Microchip Technology, Inc.	1,653
30	Silicon Laboratories, Inc. (a)	1,219
162	SunEdison, Inc. (a)	3,059
97	SunPower Corp. (a)	3,286

		26,520

	Software — 0.4%
28	Adobe Systems, Inc. (a)	1,937
14	ANSYS, Inc. (a)	1,059
34	Autodesk, Inc. (a)	1,874
26	CA, Inc.	727
43	Concur Technologies, Inc. (a)	5,453
12	FactSet Research Systems, Inc.	1,458
82	FireEye, Inc. (a)	2,506
126	Fortinet, Inc. (a)	3,183
52	NetSuite, Inc. (a)	4,656
143	Nuance Communications, Inc. (a)	2,204
90	Red Hat, Inc. (a)	5,054
76	ServiceNow, Inc. (a)	4,467
90	Splunk, Inc. (a)	4,982
77	TIBCO Software, Inc. (a)	1,820
19	Workday, Inc., Class A (a)	1,568
780	Zynga, Inc., Class A (a)	2,106

		45,054

	Technology Hardware, Storage & Peripherals — 0.1%
78	EMC Corp.	2,283
120	NCR Corp. (a)	4,009
13	Stratasys Ltd. (a)	1,570
34	Western Digital Corp.	3,309

		11,171

	Total Information Technology	179,839

Materials — 0.6%
	Chemicals — 0.4%
11	Air Products & Chemicals, Inc.	1,432
29	Airgas, Inc.	3,209
174	Albemarle Corp.	10,249
16	Ashland, Inc.	1,666
43	Dow Chemical Co. (The)	2,255
44	E.I. du Pont de Nemours & Co.	3,157
21	Ecolab, Inc.	2,411
63	FMC Corp.	3,603
45	Monsanto Co.	5,063
36	Praxair, Inc.	4,644
21	RPM International, Inc.	961
18	Sigma-Aldrich Corp.	2,448
47	W.R. Grace & Co. (a)	4,274
18	Westlake Chemical Corp.	1,559

		46,931

	Construction Materials — 0.0% (g)
18	Eagle Materials, Inc.	1,833
16	Martin Marietta Materials, Inc.	2,063

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Construction Materials — Continued
27	Vulcan Materials Co.	1,626

		5,522

	Containers & Packaging — 0.1%
53	AptarGroup, Inc.	3,217
36	Bemis Co., Inc.	1,369
133	MeadWestvaco Corp.	5,445
53	Sealed Air Corp.	1,849

		11,880

	Metals & Mining — 0.1%
29	Allegheny Technologies, Inc.	1,076
34	Carpenter Technology Corp.	1,535
123	Southern Copper Corp.	3,647

		6,258

	Paper & Forest Products — 0.0% (g)
22	Schweitzer-Mauduit International, Inc.	909

	Total Materials	71,500

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
974	AT&T, Inc.	34,324
171	Windstream Holdings, Inc.	1,843

		36,167

	Wireless Telecommunication Services — 0.1%
566	Sprint Corp. (a)	3,588
37	Telephone & Data Systems, Inc.	887

		4,475

	Total Telecommunication Services	40,642

Utilities — 0.4%
	Electric Utilities — 0.2%
49	NextEra Energy, Inc.	4,600
49	Northeast Utilities	2,171
137	OGE Energy Corp.	5,084
30	Pinnacle West Capital Corp.	1,639
146	PPL Corp.	4,795
42	Southern Co. (The)	1,833

		20,122

	Gas Utilities — 0.0% (g)
26	National Fuel Gas Co.	1,820

	Multi-Utilities — 0.2%
89	Alliant Energy Corp.	4,931
108	CenterPoint Energy, Inc.	2,643
68	Dominion Resources, Inc.	4,698
62	MDU Resources Group, Inc.	1,724
63	Public Service Enterprise Group, Inc.	2,346
33	Sempra Energy	3,478
79	TECO Energy, Inc.	1,373
31	Wisconsin Energy Corp.	1,333

		22,526

	Water Utilities — 0.0% (g)
142	Aqua America, Inc.	3,341

	Total Utilities	47,809

	Total Common Stocks (Cost $1,128,106)	1,127,692

Master Limited Partnerships — 0.4%
1,968	BreitBurn Energy Partners LP	39,990

	Total Master Limited Partnerships (Cost $41,890)	39,990

	Total Securities Sold Short (Proceeds $1,169,996)	$1,167,682

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Incorporated.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2014.
†	—	Publicly traded partnership that is not registered under the Investment Company Act of 1940, as amended.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $97,000 and 0.9% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$480,475
Aggregate gross unrealized depreciation	(199,257)

Net unrealized appreciation/depreciation	$281,218

Federal income tax cost of investments	$10,630,800

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$229,264	$14,497	$—	$243,761
Consumer Staples	108,927	6,633	—	115,560
Energy	68,063	—	—	68,063
Financials	214,283	19,427	—	233,710
Health Care	129,287	6,885	—	136,172
Industrials	192,597	17,788	—	210,385
Information Technology	157,143	15,363	—	172,506
Materials	84,260	7,143	—	91,403
Telecommunication Services	6,519	6,201	—	12,720
Utilities	49,242	2,627	—	51,869

Total Common Stocks	1,239,585	96,564	—	1,336,149

Debt Securities
Corporate Bonds
Consumer Discretionary	—	53,860	—	53,860
Consumer Staples	—	47,500	—	47,500
Financials	—	76,875	—	76,875
Industrials	—	52,750	—	52,750
Information Technology	—	48,500	—	48,500
Telecommunication Services	—	34,607	—	34,607
Utilities	—	8,375	—	8,375

Total Corporate Bonds	—	322,467	—	322,467

U.S. Treasury Obligations	—	767,318	—	767,318
Exchange Traded Funds	21,837	—	—	21,837
Investment Companies	7,181,743	—	—	7,181,743
Loan Assignments
Consumer Discretionary	—	56,854	—	56,854

Total Loan Assignments	—	56,854	—	56,854

Master Limited Partnerships	343,933	—	—	343,933
Option Purchased
Options Purchased	6,560	—	—	6,560
Short-Term Investment
Investment Company	875,157	—	—	875,157

Total Investments in Securities	$9,668,815	$1,243,203	$—	$10,912,018

Liabilities for Securities Sold Short
Common Stocks
Consumer Discretionary	$(150,198)	$—	$—	$(150,198)
Consumer Staples	(61,988)	—	—	(61,988)

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy	$(127,075)	$—	$—	$(127,075)
Financials	(163,907)	—	—	(163,907)
Health Care	(123,708)	—	—	(123,708)
Industrials	(161,026)	—	—	(161,026)
Information Technology	(179,839)	—	—	(179,839)
Materials	(71,500)	—	—	(71,500)
Telecommunication Services	(40,642)	—	—	(40,642)
Utilities	(47,809)	—	—	(47,809)

Total Common Stocks	(1,127,692)	—	—	(1,127,692)

Master Limited Partnerships	(39,990)	—	—	(39,990)

Total Liabilities for Securities Sold Short	$(1,167,682)	$—	$—	$(1,167,682)

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
Consumer Discretionary — 14.5%
	Auto Components — 0.2%
101	TRW Automotive Holdings Corp. (a)	10,236

	Automobiles — 0.5%
765	General Motors Co.	24,419

	Hotels, Restaurants & Leisure — 1.2%
861	Royal Caribbean Cruises Ltd.	57,943

	Household Durables — 1.0%
170	Harman International Industries, Inc.	16,696
16	NVR, Inc. (a)	17,628
730	PulteGroup, Inc.	12,887

		47,211

	Internet & Catalog Retail — 0.7%
27	Priceline Group, Inc. (The) (a)	31,062

	Media — 5.3%
718	CBS Corp. (Non-Voting), Class B	38,413
1,862	Comcast Corp., Class A	100,160
49	Time Warner Cable, Inc.	7,017
685	Time Warner, Inc.	51,547
644	Walt Disney Co. (The)	57,300

		254,437

	Specialty Retail — 4.8%
45	AutoZone, Inc. (a)	22,833
999	Home Depot, Inc. (The)	91,676
2,061	Lowe’s Cos., Inc.	109,084
103	TJX Cos., Inc. (The)	6,076

		229,669

	Textiles, Apparel & Luxury Goods — 0.8%
71	Ralph Lauren Corp.	11,630
414	V.F. Corp.	27,359

		38,989

	Total Consumer Discretionary	693,966

Consumer Staples — 6.3%
	Beverages — 2.3%
1,333	Coca-Cola Enterprises, Inc.	59,150
437	Constellation Brands, Inc., Class A (a)	38,124
184	Molson Coors Brewing Co., Class B	13,667

		110,941

	Food & Staples Retailing — 0.2%
124	CVS Health Corp.	9,901

	Food Products — 1.9%
611	Archer-Daniels-Midland Co.	31,207
1,729	Mondelez International, Inc., Class A	59,244

		90,451

	Household Products — 0.8%
174	Kimberly-Clark Corp.	18,728
213	Procter & Gamble Co. (The)	17,851

		36,579

	Tobacco — 1.1%
634	Philip Morris International, Inc.	52,835

	Total Consumer Staples	300,707

Energy — 10.1%
	Energy Equipment & Services — 4.0%
778	Baker Hughes, Inc.	50,613
343	Cameron International Corp. (a)	22,762
557	Ensco plc, (United Kingdom), Class A	23,018
138	Halliburton Co.	8,928
116	National Oilwell Varco, Inc.	8,812
172	Rowan Cos. plc, Class A	4,353
560	Schlumberger Ltd.	56,957
523	Transocean Ltd., (Switzerland)	16,707

		192,150

	Oil, Gas & Consumable Fuels — 6.1%
565	Chevron Corp.	67,359
386	ConocoPhillips	29,506
89	EOG Resources, Inc.	8,823
302	EQT Corp.	27,627
818	Exxon Mobil Corp.	76,960
78	Hess Corp.	7,377
1,331	Marathon Oil Corp.	50,042
52	Phillips 66	4,253
553	QEP Resources, Inc.	17,006

		288,953

	Total Energy	481,103

Financials — 16.3%
	Banks — 5.5%
3,374	Bank of America Corp.	57,521
892	Citigroup, Inc.	46,221
159	East West Bancorp, Inc.	5,406
38	Fifth Third Bancorp	765
15	PNC Financial Services Group, Inc. (The)	1,318
199	SVB Financial Group (a)	22,306
2,486	Wells Fargo & Co.	128,941

		262,478

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — 4.5%
110	BlackRock, Inc.	36,247
708	Charles Schwab Corp. (The)	20,802
130	Goldman Sachs Group, Inc. (The)	23,919
1,564	Invesco Ltd.	61,741
2,060	Morgan Stanley	71,214

		213,923

	Consumer Finance — 0.2%
119	Capital One Financial Corp.	9,672

	Diversified Financial Services — 0.7%
254	Berkshire Hathaway, Inc., Class B (a)	35,129

	Insurance — 4.6%
935	ACE Ltd., (Switzerland)	98,003
90	Axis Capital Holdings Ltd., (Bermuda)	4,260
148	Everest Re Group Ltd., (Bermuda)	23,907
1,149	MetLife, Inc.	61,724
377	Prudential Financial, Inc.	33,163

		221,057

	Real Estate Investment Trusts (REITs) — 0.8%
55	AvalonBay Communities, Inc.	7,683
296	Prologis, Inc.	11,159
110	Simon Property Group, Inc.	18,119

		36,961

	Total Financials	779,220

Health Care — 14.5%
	Biotechnology — 5.1%
229	Alexion Pharmaceuticals, Inc. (a)	37,972
264	Biogen Idec, Inc. (a)	87,334
921	Celgene Corp. (a)	87,249
271	Gilead Sciences, Inc. (a)	28,848

		241,403

	Health Care Equipment & Supplies — 2.4%
1,379	Abbott Laboratories	57,361
5,035	Boston Scientific Corp. (a)	59,467

		116,828

	Health Care Providers & Services — 3.2%
478	Aetna, Inc.	38,685
106	Cigna Corp.	9,586
428	Humana, Inc.	55,806
593	UnitedHealth Group, Inc.	51,179

		155,256

	Pharmaceuticals — 3.8%
343	Bristol-Myers Squibb Co.	17,570
1,466	Johnson & Johnson	156,304
118	Merck & Co., Inc.	6,989

		180,863

	Total Health Care	694,350

Industrials — 10.6%
	Aerospace & Defense — 4.5%
46	General Dynamics Corp.	5,846
577	Honeywell International, Inc.	53,717
393	L-3 Communications Holdings, Inc.	46,735
1,048	United Technologies Corp.	110,656

		216,954

	Airlines — 1.9%
1,237	Delta Air Lines, Inc.	44,707
982	United Continental Holdings, Inc. (a)	45,943

		90,650

	Construction & Engineering — 1.8%
1,291	Fluor Corp.	86,196

	Electrical Equipment — 0.3%
183	Eaton Corp. plc	11,578

	Machinery — 1.6%
219	Deere & Co.	17,940
1,045	PACCAR, Inc.	59,424

		77,364

	Road & Rail — 0.5%
320	CSX Corp.	10,253
45	Norfolk Southern Corp.	5,022
71	Union Pacific Corp.	7,665

		22,940

	Total Industrials	505,682

Information Technology — 18.5%
	Communications Equipment — 2.0%
1,124	Cisco Systems, Inc.	28,295
926	QUALCOMM, Inc.	69,230

		97,525

	Internet Software & Services — 2.6%
134	eBay, Inc. (a)	7,600
104	Google, Inc., Class A (a)	60,953
95	Google, Inc., Class C (a)	55,132

		123,685

	IT Services — 2.6%
302	Accenture plc, (Ireland), Class A	24,567
476	Cognizant Technology Solutions Corp., Class A (a)	21,328
262	International Business Machines Corp.	49,736

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
138	Visa, Inc., Class A	29,338

		124,969

	Semiconductors & Semiconductor Equipment — 3.6%
69	Avago Technologies Ltd., (Singapore)	6,003
2,048	Broadcom Corp., Class A	82,788
222	Freescale Semiconductor Ltd. (a)	4,334
1,055	Lam Research Corp.	78,837

		171,962

	Software — 3.4%
361	Adobe Systems, Inc. (a)	24,991
360	Citrix Systems, Inc. (a)	25,654
2,358	Microsoft Corp.	109,313

		159,958

	Technology Hardware, Storage & Peripherals — 4.3%
1,594	Apple, Inc.	160,623
1,310	Hewlett-Packard Co.	46,462

		207,085

	Total Information Technology	885,184

Materials — 2.9%
	Chemicals — 1.3%
473	Monsanto Co.	53,240
236	Mosaic Co. (The)	10,463

		63,703

	Containers & Packaging — 0.4%
381	Crown Holdings, Inc. (a)	16,980

	Metals & Mining — 1.2%
2,893	Alcoa, Inc.	46,542
142	Freeport-McMoRan, Inc.	4,646
195	United States Steel Corp.	7,618

		58,806

	Total Materials	139,489

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
1,351	Verizon Communications, Inc.	67,522

Utilities — 2.9%
	Electric Utilities — 2.1%
795	Edison International	44,434
63	Entergy Corp.	4,841
394	Exelon Corp.	13,414
383	NextEra Energy, Inc.	35,931

		98,620

	Multi-Utilities — 0.8%
300	CenterPoint Energy, Inc.	7,331
272	CMS Energy Corp.	8,077
615	NiSource, Inc.	25,190

		40,598

	Total Utilities	139,218

	Total Common Stocks (Cost $4,070,301)	4,686,441

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.9%
	U.S. Treasury Obligation — 0.2%
5,940	U.S. Treasury Bill, 0.065%, 05/28/15 (k) (n)	5,939

SHARES
	Investment Company — 1.7%
81,816	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	81,816

	Total Short-Term Investments (Cost $87,754)	87,755

	Total Investments — 99.9% (Cost $4,158,055)	4,774,196
	Other Assets in Excess of Liabilities — 0.1%	7,048

	NET ASSETS — 100.0%	$4,781,244

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
863	E-mini S&P 500	12/19/14	$84,811	$(886)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$666,614
Aggregate gross unrealized depreciation	(50,473)

Net unrealized appreciation/depreciation	$616,141

Federal income tax cost of investments	$4,158,055

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,768,257	$5,939	$—	$4,774,196
Depreciation in Other Financial Instruments
Futures Contracts	$(886)	$—	$—	$(886)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 50.9%
Consumer Discretionary — 7.4%
	Auto Components — 0.4%
72	Apollo Tyres Ltd., (India)	236
12	BorgWarner, Inc.	655
2	Continental AG, (Germany)	459
17	Dana Holding Corp.	335
7	Delphi Automotive plc, (United Kingdom)	436
4	Halla Visteon Climate Control Corp., (South Korea)	213
8	Hankook Tire Co., Ltd., (South Korea)	395
1	Hyundai Mobis Co., Ltd., (South Korea)	273
104	Kenda Rubber Industrial Co., Ltd., (Taiwan)	206
3	Mando Corp., (South Korea) (i)	397
24	Stoneridge, Inc. (a)	271
4	Tower International, Inc. (a)	101
1	TRW Automotive Holdings Corp. (a)	108
6	Valeo S.A., (France)	614

		4,699

	Automobiles — 0.9%
391	Astra International Tbk PT, (Indonesia)	226
10	Daimler AG, (Germany)	743
610	Geely Automobile Holdings Ltd., (China)	255
122	General Motors Co.	3,908
101	Great Wall Motor Co., Ltd., (China), Class H	391
11	Harley-Davidson, Inc.	638
20	Honda Motor Co., Ltd., (Japan)	700
3	Hyundai Motor Co., (South Korea)	578
11	Kia Motors Corp., (South Korea)	581
7	Renault S.A., (France)	528
11	Tata Motors Ltd., (India), ADR	475
4	Tesla Motors, Inc. (a)	877
30	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	169
19	Toyota Motor Corp., (Japan)	1,094

		11,163

	Distributors — 0.0% (g)
3	Genuine Parts Co.	284
5	VOXX International Corp. (a)	50

		334

	Diversified Consumer Services — 0.2%
16	Apollo Education Group, Inc. (a)	400
1	Chegg, Inc. (a)	6
– (h)	Graham Holdings Co., Class B	294
9	H&R Block, Inc.	267
68	Kroton Educacional S.A., (Brazil)	426
2	Regis Corp.	29
7	Strayer Education, Inc. (a)	416

		1,838

	Hotels, Restaurants & Leisure — 0.8%
13	Accor S.A., (France)	563
9	Burger King Worldwide, Inc.	264
15	ClubCorp Holdings, Inc.	297
– (h)	DineEquity, Inc.	14
3	Grand Korea Leisure Co., Ltd., (South Korea)	127
32	Hilton Worldwide Holdings, Inc. (a)	785
17	InterContinental Hotels Group plc, (United Kingdom)	659
2	Interval Leisure Group, Inc.	40
– (h)	Jack in the Box, Inc.	27
23	La Quinta Holdings, Inc. (a)	433
9	Las Vegas Sands Corp.	577
106	MGM China Holdings Ltd., (China)	304
19	OPAP S.A., (Greece)	254
2	Red Robin Gourmet Burgers, Inc. (a)	102
2,075	REXLot Holdings Ltd., (Hong Kong)	210
16	Royal Caribbean Cruises Ltd.	1,058
140	Sands China Ltd., (Hong Kong)	732
153	SJM Holdings Ltd., (Hong Kong)	291
6	Sodexo, (France)	632
11	Sonic Corp. (a)	242
18	Starbucks Corp.	1,373
71	Wynn Macau Ltd., (China)	226
9	Yum! Brands, Inc.	662

		9,872

	Household Durables — 0.5%
19	Brookfield Residential Properties, Inc., (Canada) (a)	353
2	Coway Co., Ltd., (South Korea)	152
2	CSS Industries, Inc.	45
11	D.R. Horton, Inc.	220
25	Electrolux AB, (Sweden), Series B	667
52	Even Construtora e Incorporadora S.A., (Brazil)	116
13	Ez Tec Empreendimentos e Participacoes S.A., (Brazil)	110
1	GoPro, Inc., Class A (a)	84
14	Harman International Industries, Inc.	1,378
5	Jarden Corp. (a)	282

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Household Durables — continued
2	Leggett & Platt, Inc.	83
1	Lifetime Brands, Inc.	20
7	Mohawk Industries, Inc. (a)	933
– (h)	NVR, Inc. (a)	237
33	PulteGroup, Inc.	591
380	Skyworth Digital Holdings Ltd., (Hong Kong)	197
113	Steinhoff International Holdings Ltd., (South Africa)	540
4	Toll Brothers, Inc. (a)	126

		6,134

	Internet & Catalog Retail — 0.6%
3	Amazon.com, Inc. (a)	1,103
1	Coupons.com, Inc. (a)	10
13	Expedia, Inc.	1,108
1	GS Home Shopping, Inc., (South Korea)	233
1	Netflix, Inc. (a)	606
3	Priceline Group, Inc. (The) (a)	3,595

		6,655

	Media — 1.6%
15	CBS Corp. (Non-Voting), Class B	828
7	Charter Communications, Inc., Class A (a)	1,127
54	Comcast Corp., Class A	2,893
12	CTC Media, Inc., (Russia)	82
20	Dentsu, Inc., (Japan)	747
5	DIRECTV (a)	389
26	DISH Network Corp., Class A (a)	1,656
18	Entercom Communications Corp., Class A (a)	147
13	Gannett Co., Inc.	387
15	Lee Enterprises, Inc. (a)	51
9	Omnicom Group, Inc.	627
12	Publicis Groupe S.A., (France)	792
4	Radio One, Inc.,, Class D (a)	14
2	Sizmek, Inc. (a)	12
8	Smiles S.A., (Brazil)	120
3	Starz, Series A (a)	102
4	Time Warner Cable, Inc.	603
57	Time Warner, Inc.	4,250
12	Time, Inc. (a)	269
1	Townsquare Media, Inc. (a)	16
28	Twenty-First Century Fox, Inc., Class A	969
21	Twenty-First Century Fox, Inc., Class B	715
15	Viacom, Inc., Class B	1,185
9	Walt Disney Co. (The)	825
42	WPP plc, (United Kingdom)	835

		19,641

	Multiline Retail — 0.3%
3	Bon-Ton Stores, Inc. (The)	23
7	Dillard’s, Inc., Class A	785
24	Kohl’s Corp.	1,489
8	Macy’s, Inc.	460
85	Marks & Spencer Group plc, (United Kingdom)	553

		3,310

	Specialty Retail — 1.5%
5	Advance Auto Parts, Inc.	600
1	ANN, Inc. (a)	44
2	AutoZone, Inc. (a)	979
14	Barnes & Noble, Inc. (a)	271
12	Bed Bath & Beyond, Inc. (a)	797
28	Best Buy Co., Inc.	930
2	Brown Shoe Co., Inc.	44
6	Children’s Place, Inc. (The)	280
1	Conn’s, Inc. (a)	40
4	Express, Inc. (a)	61
5	Foot Locker, Inc.	289
18	GameStop Corp., Class A	742
19	Gap, Inc. (The)	805
2	Guess?, Inc.	46
37	hhgregg, Inc. (a)	235
50	Home Depot, Inc. (The)	4,627
97	Kingfisher plc, (United Kingdom)	508
69	Lowe’s Cos., Inc.	3,664
2	Outerwall, Inc. (a)	112
1	Rent-A-Center, Inc.	16
1	Systemax, Inc. (a)	13
15	TJX Cos., Inc. (The)	888
7	Ulta Salon Cosmetics & Fragrance, Inc. (a)	781
20	Urban Outfitters, Inc. (a)	750
9	Williams-Sonoma, Inc.	593

		18,115

	Textiles, Apparel & Luxury Goods — 0.6%
95	ANTA Sports Products Ltd., (China)	193
21	Burberry Group plc, (United Kingdom)	520
14	Cie Financiere Richemont S.A., (Switzerland)	1,146
6	Coach, Inc.	199

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
9	Hanesbrands, Inc.	999
11	Iconix Brand Group, Inc. (a)	412
3	Kering, (France)	549
12	lululemon athletica, Inc., (Canada) (a)	505
3	LVMH Moet Hennessy Louis Vuitton S.A., (France)	520
13	Michael Kors Holdings Ltd., (Hong Kong) (a)	893
256	Pou Chen Corp., (Taiwan)	284
2	Ralph Lauren Corp.	386
2	Unifi, Inc. (a)	59
8	V.F. Corp.	550
22	Wolverine World Wide, Inc.	546

		7,761

	Total Consumer Discretionary	89,522

Consumer Staples — 3.0%
	Beverages — 0.6%
8	Anheuser-Busch InBev N.V., (Belgium)	856
32	Coca-Cola Co. (The)	1,346
19	Coca-Cola Enterprises, Inc.	838
12	Constellation Brands, Inc., Class A (a)	1,042
14	Dr. Pepper Snapple Group, Inc.	873
5	Molson Coors Brewing Co., Class B	372
4	Pernod Ricard S.A., (France)	481
16	SABMiller plc, (United Kingdom)	864

		6,672

	Food & Staples Retailing — 0.6%
10	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), (Brazil), ADR	436
4	Costco Wholesale Corp.	457
33	CVS Health Corp.	2,643
2	E-Mart Co., Ltd., (South Korea)	345
31	Kroger Co. (The)	1,586
7	Pantry, Inc. (The) (a)	138
60	Rite Aid Corp. (a)	290
6	Roundy’s, Inc.	17
9	Seven & I Holdings Co., Ltd., (Japan)	365
3	Smart & Final Stores, Inc. (a)	43
19	Sprouts Farmers Market, Inc. (a)	557
300	Sun Art Retail Group Ltd., (China)	339

		7,216

	Food Products — 0.8%
34	Archer-Daniels-Midland Co.	1,756
2	B&G Foods, Inc.	59
4	Bunge Ltd.	295
280	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (i)	–
10	Chiquita Brands International, Inc. (a)	144
3	Daesang Corp., (South Korea)	155
9	General Mills, Inc.	438
2	Ingredion, Inc.	182
44	Mondelez International, Inc., Class A	1,520
38	Nestle S.A., (Switzerland)	2,823
– (h)	NongShim Co., Ltd., (South Korea)	116
22	Pilgrim’s Pride Corp. (a)	659
3	Pinnacle Foods, Inc.	109
12	Post Holdings, Inc. (a)	382
1	Sanderson Farms, Inc.	116
1	Seneca Foods Corp., Class A (a)	19
6	TreeHouse Foods, Inc. (a)	451
7	Tyson Foods, Inc., Class A	276
11	Unilever N.V., (United Kingdom), CVA	423

		9,923

	Household Products — 0.4%
11	Colgate-Palmolive Co.	735
4	Energizer Holdings, Inc.	517
2	Kimberly-Clark Corp.	268
42	Procter & Gamble Co. (The)	3,529
1	Spectrum Brands Holdings, Inc.	100

		5,149

	Personal Products — 0.0% (g)
8	Herbalife Ltd.	349
– (h)	Inter Parfums, Inc.	11
– (h)	Medifast, Inc. (a)	12
2	USANA Health Sciences, Inc. (a)	112

		484

	Tobacco — 0.6%
32	British American Tobacco plc, (United Kingdom)	1,809
14	Imperial Tobacco Group plc, (United Kingdom)	594
41	Japan Tobacco, Inc., (Japan)	1,329
5	KT&G Corp., (South Korea)	467
8	Lorillard, Inc.	503
22	Philip Morris International, Inc.	1,852

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — continued
2	Universal Corp.	67

		6,621

	Total Consumer Staples	36,065

Energy — 4.2%
	Energy Equipment & Services — 1.1%
18	Baker Hughes, Inc.	1,193
3	Basic Energy Services, Inc. (a)	72
5	Cameron International Corp. (a)	324
– (h)	Dawson Geophysical Co.	7
5	Dril-Quip, Inc. (a)	429
10	Ensco plc, (United Kingdom), Class A	404
7	Exterran Holdings, Inc.	311
5	Gulf International Services OSC, (Qatar)	158
15	Halliburton Co.	953
4	Helix Energy Solutions Group, Inc. (a)	90
19	National Oilwell Varco, Inc.	1,457
16	Patterson-UTI Energy, Inc.	530
14	Petrofac Ltd., (United Kingdom)	228
7	Pioneer Energy Services Corp. (a)	104
2	Rowan Cos. plc, Class A	62
63	Schlumberger Ltd.	6,385
3	SEACOR Holdings, Inc. (a)	221
7	Technip S.A., (France)	600
7	Transocean Ltd., (Switzerland)	238

		13,766

	Oil, Gas & Consumable Fuels — 3.1%
59	Abraxas Petroleum Corp. (a)	310
– (h)	Adams Resources & Energy, Inc.	18
3	Alon USA Energy, Inc.	44
5	Anadarko Petroleum Corp.	485
9	Antero Resources Corp. (a)	493
2	Apache Corp.	160
114	BG Group plc, (United Kingdom)	2,114
61	Cairn India Ltd., (India)	309
26	Chevron Corp.	3,123
749	China Petroleum & Chemical Corp., (China), Class H	655
2	Clayton Williams Energy, Inc. (a)	162
10	Cloud Peak Energy, Inc. (a)	120
601	CNOOC Ltd., (China)	1,036
2	Comstock Resources, Inc.	42
5	Concho Resources, Inc. (a)	643
25	ConocoPhillips	1,937
19	CONSOL Energy, Inc.	712
1	Contango Oil & Gas Co. (a)	19
14	Devon Energy Corp.	968
6	EOG Resources, Inc.	561
7	EQT Corp.	653
57	Exxon Mobil Corp.	5,390
1	Hess Corp.	105
– (h)	Isramco, Inc. (a)	9
10	Kinder Morgan, Inc.	380
14	Lukoil OAO, (Russia), ADR	719
41	Marathon Oil Corp.	1,546
5	Marathon Petroleum Corp.	440
27	Occidental Petroleum Corp.	2,603
16	PBF Energy, Inc., Class A	382
42	Phillips 66	3,428
8	QEP Resources, Inc.	258
2	Renewable Energy Group, Inc. (a)	17
4	REX American Resources Corp. (a)	295
95	Royal Dutch Shell plc, (Netherlands), Class A	3,620
12	Sasol Ltd., (South Africa)	673
14	Southwestern Energy Co. (a)	486
19	Statoil ASA, (Norway)	504
2	Stone Energy Corp. (a)	69
14	Tatneft OAO, (Russia), ADR	494
4	Tesoro Corp.	226
21	Tullow Oil plc, (United Kingdom)	223
15	Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	300
11	VAALCO Energy, Inc. (a)	93
4	Valero Energy Corp.	197
2	Western Refining, Inc.	79

		37,100

	Total Energy	50,866

Financials — 10.2%
	Banks — 4.3%
1	1st Source Corp.	42
33	Australia & New Zealand Banking Group Ltd., (Australia)	890
3	BancFirst Corp.	180
45	Banco do Brasil S.A., (Brazil)	463
6	BancorpSouth, Inc.	124
304	Bank of America Corp.	5,190

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
18	Bank of Baroda, (India)	266
1,767	Bank of China Ltd., (China), Class H	792
1	Banner Corp.	57
228	Barclays plc, (United Kingdom)	839
11	BB&T Corp.	418
2	BBCN Bancorp, Inc.	32
28	BNP Paribas S.A., (France)	1,829
16	BS Financial Group, Inc., (South Korea)	250
40	Canara Bank, (India)	224
6	Capital Bank Financial Corp., Class A (a)	153
2	Cathay General Bancorp	59
12	Central Pacific Financial Corp.	212
1	Chemical Financial Corp.	26
401	China CITIC Bank Corp., Ltd., (China), Class H	243
1,823	China Construction Bank Corp., (China), Class H	1,275
282	China Merchants Bank Co., Ltd., (China), Class H	481
81	Citigroup, Inc.	4,191
1	Citizens & Northern Corp.	11
17	Citizens Financial Group, Inc. (a)	401
2	City Holding Co.	64
2	CoBiz Financial, Inc.	20
8	Commercial Bank of Qatar QSC (The), (Qatar)	149
10	CVB Financial Corp.	150
31	Danske Bank A/S, (Denmark)	840
118	Dubai Islamic Bank PJSC, (United Arab Emirates)	266
21	East West Bancorp, Inc.	712
49	Fifth Third Bancorp	986
15	First Commonwealth Financial Corp.	127
1	First Financial Bancorp	17
52	First Gulf Bank PJSC, (United Arab Emirates)	264
1	First Interstate BancSystem, Inc.	38
9	First Republic Bank	420
3	Flushing Financial Corp.	61
4	FNB Corp.	46
1	Guaranty Bancorp	15
10	HDFC Bank Ltd., (India), ADR	480
287	HSBC Holdings plc, (United Kingdom)	2,918
434	Industrial & Commercial Bank of China Ltd., (China), Class H	271
28	Industrial Bank of Korea, (South Korea)	428
102	ING Groep N.V., (Netherlands), CVA (a)	1,444
61	Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	853
17	KeyCorp	220
690	Krung Thai Bank PCL, (Thailand)	503
5	M&T Bank Corp.	653
2	MainSource Financial Group, Inc.	27
185	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,040
13	National Bank Holdings Corp., Class A	239
2	National Penn Bancshares, Inc.	18
7	OFG Bancorp, (Puerto Rico)	100
1	OmniAmerican Bancorp, Inc.	24
2	PacWest Bancorp	70
18	PNC Financial Services Group, Inc. (The)	1,514
11	Punjab National Bank, (India)	168
79	Sberbank of Russia, (Russia), ADR	618
10	Shinhan Financial Group Co., Ltd., (South Korea)	474
1	Sierra Bancorp	10
6	Signature Bank (a)	700
2	Simmons First National Corp., Class A	68
3	Southwest Bancorp, Inc.	57
49	Standard Chartered plc, (United Kingdom)	896
3	Suffolk Bancorp	66
36	Sumitomo Mitsui Financial Group, Inc., (Japan)	1,482
20	SunTrust Banks, Inc.	742
4	Susquehanna Bancshares, Inc.	36
3	SVB Financial Group (a)	318
6	TCF Financial Corp.	97
192	Turkiye Is Bankasi, (Turkey), Class C	428
22	U.S. Bancorp	920
1	UMB Financial Corp.	50
9	Union Bankshares Corp.	200
1	Webster Financial Corp.	15
217	Wells Fargo & Co.	11,234
3	West Bancorporation, Inc.	39
1	Westamerica Bancorporation	37
5	Wilshire Bancorp, Inc.	49

		52,329

	Capital Markets — 1.7%
8	Affiliated Managers Group, Inc. (a)	1,611
15	Ameriprise Financial, Inc.	1,828
1	Arlington Asset Investment Corp., Class A	37

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1	Artisan Partners Asset Management, Inc., Class A	27
4	BlackRock, Inc.	1,369
21	Charles Schwab Corp. (The)	607
12	Cowen Group, Inc., Class A (a)	47
29	Credit Suisse Group AG, (Switzerland) (a)	813
2	FBR & Co. (a)	47
1	Federated Investors, Inc., Class B	26
8	Goldman Sachs Group, Inc. (The)	1,489
1	Greenhill & Co., Inc.	34
47	Invesco Ltd.	1,867
14	Investment Technology Group, Inc. (a)	217
18	Lazard Ltd., (Bermuda), Class A	922
19	Legg Mason, Inc.	967
87	Morgan Stanley	3,015
65	Nomura Holdings, Inc., (Japan)	389
7	Northern Trust Corp.	497
8	State Street Corp.	579
13	T. Rowe Price Group, Inc.	1,011
30	TD Ameritrade Holding Corp.	1,004
100	UBS AG, (Switzerland) (a)	1,731

		20,134

	Consumer Finance — 0.3%
35	Ally Financial, Inc. (a)	808
20	Capital One Financial Corp.	1,649
– (h)	Credit Acceptance Corp. (a)	35
17	Discover Financial Services	1,120
3	Nelnet, Inc., Class A	114
2	Portfolio Recovery Associates, Inc. (a)	115
2	World Acceptance Corp. (a)	162

		4,003

	Diversified Financial Services — 0.3%
4	Berkshire Hathaway, Inc., Class B (a)	499
2	CME Group, Inc.	192
6	Intercontinental Exchange, Inc.	1,138
2	Marlin Business Services Corp.	36
9	Moody’s Corp.	810
50	ORIX Corp., (Japan)	692
45	Rural Electrification Corp., Ltd., (India)	180

		3,547

	Insurance — 2.4%
44	ACE Ltd., (Switzerland)	4,573
1	Alleghany Corp. (a)	383
5	Allianz SE, (Germany)	794
6	Allied World Assurance Co. Holdings AG, (Switzerland)	206
4	Allstate Corp. (The)	227
7	American Equity Investment Life Holding Co.	157
21	American International Group, Inc.	1,140
9	AmTrust Financial Services, Inc.	365
5	Aspen Insurance Holdings Ltd., (Bermuda)	192
19	Assicurazioni Generali S.p.A., (Italy)	407
59	AXA S.A., (France)	1,455
4	Axis Capital Holdings Ltd., (Bermuda)	197
39	CNO Financial Group, Inc.	664
3	Dongbu Insurance Co., Ltd., (South Korea)	146
5	Everest Re Group Ltd., (Bermuda)	836
1	Global Indemnity plc, (Ireland) (a)	13
30	Hartford Financial Services Group, Inc. (The)	1,134
5	LIG Insurance Co., Ltd., (South Korea)	129
5	Lincoln National Corp.	289
38	Loews Corp.	1,562
57	Marsh & McLennan Cos., Inc.	2,993
32	MetLife, Inc.	1,728
1	Navigators Group, Inc. (The) (a)	85
13	Old Republic International Corp.	190
4	PartnerRe Ltd., (Bermuda)	440
42	Ping An Insurance Group Co. of China Ltd., (China), Class H	311
3	Platinum Underwriters Holdings Ltd., (Bermuda)	169
17	Porto Seguro S.A., (Brazil)	198
1	Primerica, Inc.	71
2	ProAssurance Corp.	96
21	Prudential Financial, Inc.	1,873
90	Prudential plc, (United Kingdom)	1,992
– (h)	Stewart Information Services Corp.	10
6	Swiss Re AG, (Switzerland) (a)	502
13	Travelers Cos., Inc. (The)	1,240
16	Unum Group	533
5	W.R. Berkley Corp.	258
3	Willis Group Holdings plc, (United Kingdom)	117
3	Zurich Insurance Group AG, (Switzerland) (a)	761

		28,436

	Real Estate Investment Trusts (REITs) — 0.6%
3	American Assets Trust, Inc.	88

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
11	American Capital Agency Corp.	238
15	American Homes 4 Rent, Class A	258
14	American Residential Properties, Inc. (a)	257
5	American Tower Corp.	468
15	Annaly Capital Management, Inc.	159
10	Anworth Mortgage Asset Corp.	49
– (h)	Ashford Hospitality Prime, Inc.	4
1	Ashford Hospitality Trust, Inc.	13
1	Associated Estates Realty Corp.	9
1	AvalonBay Communities, Inc.	111
1	BioMed Realty Trust, Inc.	30
18	Brixmor Property Group, Inc.	401
14	Capstead Mortgage Corp.	169
3	CBL & Associates Properties, Inc.	53
9	CoreSite Realty Corp.	285
1	Cousins Properties, Inc.	8
41	CYS Investments, Inc.	335
6	DCT Industrial Trust, Inc.	42
3	DiamondRock Hospitality Co.	37
5	EastGroup Properties, Inc.	309
2	EPR Properties	87
1	Equity Lifestyle Properties, Inc.	46
17	Excel Trust, Inc.	197
2	FelCor Lodging Trust, Inc.	15
1	First Industrial Realty Trust, Inc.	20
3	Franklin Street Properties Corp.	29
1	Gladstone Commercial Corp.	11
84	Goodman Group, (Australia)	381
2	Home Properties, Inc.	92
5	Hospitality Properties Trust	147
17	Kimco Realty Corp.	379
5	LTC Properties, Inc.	166
1	National Retail Properties, Inc.	39
3	Pennsylvania Real Estate Investment Trust	57
2	Post Properties, Inc.	77
5	Potlatch Corp.	216
4	Prologis, Inc.	158
– (h)	PS Business Parks, Inc.	36
1	RAIT Financial Trust	11
5	Ramco-Gershenson Properties Trust	87
14	Rayonier, Inc.	423
9	RLJ Lodging Trust	253
1	Saul Centers, Inc.	65
2	Simon Property Group, Inc.	255
14	Strategic Hotels & Resorts, Inc. (a)	159
1	Taubman Centers, Inc.	68
62	Westfield Corp., (Australia)	402
20	Weyerhaeuser Co.	628

		7,827

	Real Estate Management & Development — 0.5%
4	Alexander & Baldwin, Inc.	135
11	Brookfield Asset Management, Inc., (Canada), Class A	481
44	CBRE Group, Inc., Class A (a)	1,302
54	Cheung Kong Holdings Ltd., (Hong Kong)	888
338	China Overseas Land & Investment Ltd., (Hong Kong)	867
296	China South City Holdings Ltd., (Hong Kong)	137
35	Daiwa House Industry Co., Ltd., (Japan)	629
116	Hang Lung Properties Ltd., (Hong Kong)	330
24	Mitsui Fudosan Co., Ltd., (Japan)	736
1	St. Joe Co. (The) (a)	10
154	Supalai PCL, (Thailand)	123
45	Supalai PCL, (Thailand), NVDR	36

		5,674

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	8
1	BankFinancial Corp.	6
2	Beneficial Mutual Bancorp, Inc. (a)	23
1	Capitol Federal Financial, Inc.	6
2	Charter Financial Corp.	26
31	Housing Development Finance Corp., (India)	527
31	Hudson City Bancorp, Inc.	301
6	NMI Holdings, Inc., Class A (a)	53
1	Northfield Bancorp, Inc.	14
2	OceanFirst Financial Corp.	31
5	Ocwen Financial Corp. (a)	141

		1,136

	Total Financials	123,086

Health Care — 6.8%
	Biotechnology — 1.7%
7	ACADIA Pharmaceuticals, Inc. (a)	178
12	Aegerion Pharmaceuticals, Inc. (a)	394
– (h)	Agios Pharmaceuticals, Inc. (a)	17

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
10	Alexion Pharmaceuticals, Inc. (a)	1,624
3	Alnylam Pharmaceuticals, Inc. (a)	230
9	Amgen, Inc.	1,299
1	Applied Genetic Technologies Corp. (a)	11
2	Ardelyx, Inc. (a)	23
7	Arrowhead Research Corp. (a)	96
– (h)	Auspex Pharmaceuticals, Inc. (a)	3
1	Avalanche Biotechnologies, Inc. (a)	17
13	Biogen Idec, Inc. (a)	4,302
2	Cara Therapeutics, Inc. (a)	16
41	Celgene Corp. (a)	3,882
5	ChemoCentryx, Inc. (a)	21
3	Chimerix, Inc. (a)	77
1	Dicerna Pharmaceuticals, Inc. (a)	17
2	Eleven Biotherapeutics, Inc. (a)	18
1	Foundation Medicine, Inc. (a)	10
38	Gilead Sciences, Inc. (a)	4,035
5	Immune Design Corp. (a)	92
– (h)	Karyopharm Therapeutics, Inc. (a)	14
1	Kite Pharma, Inc. (a)	20
3	MacroGenics, Inc. (a)	62
7	Merrimack Pharmaceuticals, Inc. (a)	59
4	Mirati Therapeutics, Inc. (a)	67
2	Naturalendo Tech Co., Ltd., (South Korea) (a)	86
7	NPS Pharmaceuticals, Inc. (a)	174
4	Prothena Corp. plc, (Ireland) (a)	84
3	PTC Therapeutics, Inc. (a)	125
3	Regeneron Pharmaceuticals, Inc. (a)	999
– (h)	Sage Therapeutics, Inc. (a)	9
1	Synageva BioPharma Corp. (a)	101
3	Tokai Pharmaceuticals, Inc. (a)	47
7	Trius Therapeutics, Inc. (a) (i)	–
1	Ultragenyx Pharmaceutical, Inc. (a)	38
2	United Therapeutics Corp. (a)	219
3	Versartis, Inc. (a)	62
19	Vertex Pharmaceuticals, Inc. (a)	2,182
7	Xencor, Inc. (a)	66
1	Zafgen, Inc. (a)	14

		20,790

	Health Care Equipment & Supplies — 0.7%
32	Abbott Laboratories	1,332
10	Accuray, Inc. (a)	73
171	Boston Scientific Corp. (a)	2,018
3	CareFusion Corp. (a)	118
5	CONMED Corp.	198
5	Essilor International S.A., (France)	493
1	Inogen, Inc. (a)	19
20	Medtronic, Inc.	1,264
30	Novadaq Technologies, Inc., (Canada) (a)	379
3	NuVasive, Inc. (a)	103
23	PhotoMedex, Inc. (a)	144
2	Roka Bioscience, Inc. (a)	15
47	Smith & Nephew plc, (United Kingdom)	790
14	Stryker Corp.	1,154
12	SurModics, Inc. (a)	222
3	Wright Medical Group, Inc. (a)	89

		8,411

	Health Care Providers & Services — 1.3%
14	Acadia Healthcare Co., Inc. (a)	700
19	Aetna, Inc.	1,523
4	Amedisys, Inc. (a)	82
3	Centene Corp. (a)	223
1	Cigna Corp.	135
30	Cross Country Healthcare, Inc. (a)	276
7	Fresenius Medical Care AG & Co. KGaA, (Germany)	515
11	Health Net, Inc. (a)	498
1	HealthEquity, Inc. (a)	9
1	HealthSouth Corp.	54
16	Humana, Inc.	2,086
– (h)	LHC Group, Inc. (a)	8
8	McKesson Corp.	1,495
5	National Healthcare Corp.	300
117	Netcare Ltd., (South Africa)	327
4	Owens & Minor, Inc.	136
5	PharMerica Corp. (a)	124
11	RadNet, Inc. (a)	71
2	Trupanion, Inc. (a)	14
70	UnitedHealth Group, Inc.	6,047
13	WellPoint, Inc.	1,543

		16,166

	Health Care Technology — 0.1%
7	Castlight Health, Inc., Class B (a)	88
2	Imprivata, Inc. (a)	23

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — continued
7	MedAssets, Inc. (a)	144
18	Veeva Systems, Inc., Class A (a)	516

		771

	Life Sciences Tools & Services — 0.2%
16	Agilent Technologies, Inc.	901
14	Fluidigm Corp. (a)	343
7	Illumina, Inc. (a)	1,102
1	PAREXEL International Corp. (a)	52

		2,398

	Pharmaceuticals — 2.8%
1	Actavis plc (a)	319
1	Allergan, Inc.	205
4	Amphastar Pharmaceuticals, Inc. (a)	48
35	Astellas Pharma, Inc., (Japan)	521
14	AstraZeneca plc, (United Kingdom)	1,008
15	Bayer AG, (Germany)	2,134
4	BioDelivery Sciences International, Inc. (a)	65
34	Bristol-Myers Squibb Co.	1,765
3	Catalent, Inc. (a)	63
1	Egalet Corp. (a)	6
– (h)	Intersect ENT, Inc. (a)	6
87	Johnson & Johnson	9,249
1	Lannett Co., Inc. (a)	43
1	Mallinckrodt plc (a)	58
63	Merck & Co., Inc.	3,718
29	Nektar Therapeutics (a)	346
31	Novartis AG, (Switzerland)	2,963
18	Novo Nordisk A/S, (Denmark), Class B	835
2	Pacira Pharmaceuticals, Inc. (a)	220
2	Perrigo Co. plc, (Ireland)	247
118	Pfizer, Inc.	3,476
2	Phibro Animal Health Corp., Class A	36
4	Prestige Brands Holdings, Inc. (a)	125
1	Revance Therapeutics, Inc. (a)	26
10	Roche Holding AG, (Switzerland)	2,935
9	Sanofi, (France)	998
10	Teva Pharmaceutical Industries Ltd., (Israel), ADR	513
11	Valeant Pharmaceuticals International, Inc. (a)	1,463
– (h)	ZS Pharma, Inc. (a)	16

		33,407

	Total Health Care	81,943

Industrials — 5.6%
	Aerospace & Defense — 1.4%
13	AAR Corp.	322
8	Airbus Group N.V., (France)	475
9	Boeing Co. (The)	1,095
58	Embraer S.A., (Brazil)	573
4	Engility Holdings, Inc. (a)	112
1	General Dynamics Corp.	84
53	Honeywell International, Inc.	4,902
2	Huntington Ingalls Industries, Inc.	177
7	L-3 Communications Holdings, Inc.	860
58	Meggitt plc, (United Kingdom)	423
11	Northrop Grumman Corp.	1,397
9	Raytheon Co.	935
15	Taser International, Inc. (a)	233
5	Thales S.A., (France)	273
41	United Technologies Corp.	4,312

		16,173

	Air Freight & Logistics — 0.1%
1	Park-Ohio Holdings Corp.	30
228	Sinotrans Ltd., (China), Class H	165
35	Yamato Holdings Co., Ltd., (Japan)	648

		843

	Airlines — 0.6%
412	Air Arabia PJSC, (United Arab Emirates)	154
12	Alaska Air Group, Inc.	520
103	Delta Air Lines, Inc.	3,732
19	Japan Airlines Co., Ltd., (Japan)	525
12	Southwest Airlines Co.	405
168	Turk Hava Yollari, (Turkey)	478
39	United Continental Holdings, Inc. (a)	1,829

		7,643

	Building Products — 0.4%
– (h)	Allegion plc, (Ireland)	–	(h)
8	Cie de St-Gobain, (France)	372
21	Daikin Industries Ltd., (Japan)	1,296
45	Fortune Brands Home & Security, Inc.	1,865
8	Gibraltar Industries, Inc. (a)	103
1	LG Hausys Ltd., (South Korea)	194
16	Masco Corp.	394
1	Nortek, Inc. (a)	50
124	Trakya Cam Sanayi A.S., (Turkey)	139

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — continued
15	Trex Co., Inc. (a)	512

		4,925

	Commercial Services & Supplies — 0.2%
3	ACCO Brands Corp. (a)	23
9	Aggreko plc, (United Kingdom)	227
3	Deluxe Corp.	163
1	G&K Services, Inc., Class A	54
4	KEPCO Plant Service & Engineering Co., Ltd., (South Korea)	287
15	Pitney Bowes, Inc.	372
2	Quad/Graphics, Inc.	35
13	R.R. Donnelley & Sons Co.	210
1	Steelcase, Inc., Class A	21
9	United Stationers, Inc.	332

		1,724

	Construction & Engineering — 0.3%
7	AECOM Technology Corp. (a)	219
6	Argan, Inc.	194
67	China Singyes Solar Technologies Holdings Ltd., (Hong Kong) (a)	119
6	EMCOR Group, Inc.	251
37	Fluor Corp.	2,460
40	IRB Infrastructure Developers Ltd., (India)	149

		3,392

	Electrical Equipment — 0.5%
27	ABB Ltd., (Switzerland) (a)	598
180	AcBel Polytech, Inc., (Taiwan)	213
13	Acuity Brands, Inc.	1,588
12	Eaton Corp. plc	775
12	Emerson Electric Co.	731
3	LS Corp., (South Korea)	206
6	Nidec Corp., (Japan)	378
6	Polypore International, Inc. (a)	218
18	Schneider Electric SE, (France)	1,389
330	Shanghai Electric Group Co., Ltd., (China), Class H	175
169	Teco Electric and Machinery Co., Ltd., (Taiwan)	174

		6,445

	Industrial Conglomerates — 0.3%
8	Bidvest Group Ltd., (South Africa)	202
19	Carlisle Cos., Inc.	1,564
6	Danaher Corp.	471
87	Enka Insaat ve Sanayi A.S., (Turkey)	199
90	KOC Holding A.S., (Turkey)	418
3	SK Holdings Co., Ltd., (South Korea)	463

		3,317

	Machinery — 1.0%
8	Atlas Copco AB, (Sweden), Class A	217
1	Blount International, Inc. (a)	21
9	Briggs & Stratton Corp.	166
4	Crane Co.	221
3	Deere & Co.	256
34	DMG Mori Seiki Co., Ltd., (Japan)	432
12	Douglas Dynamics, Inc.	232
10	Dover Corp.	828
2	FANUC Corp., (Japan)	434
16	Flowserve Corp.	1,121
69	Haitian International Holdings Ltd., (China)	157
2	Hurco Cos., Inc.	56
1	Hyster-Yale Materials Handling, Inc.	41
3	IDEX Corp.	232
9	Illinois Tool Works, Inc.	760
8	Ingersoll-Rand plc	458
3	Kadant, Inc.	136
22	Komatsu Ltd., (Japan)	511
41	Kubota Corp., (Japan)	649
7	Makita Corp., (Japan)	367
34	PACCAR, Inc.	1,914
12	Pall Corp.	1,013
2	Parker-Hannifin Corp.	183
2	Pentair plc, (United Kingdom)	139
3	SMC Corp., (Japan)	689
3	SPX Corp.	310
2	Standex International Corp.	161
2	Stanley Black & Decker, Inc.	217
77	United Tractors Tbk PT, (Indonesia)	126
– (h)	Watts Water Technologies, Inc., Class A	12
117	Weichai Power Co., Ltd., (China), Class H	423
2	Xerium Technologies, Inc. (a)	23

		12,505

	Marine — 0.1%
7	Kirby Corp. (a)	841
9	Matson, Inc.	220

		1,061

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — 0.1%
4	Barrett Business Services, Inc.	161
10	Equifax, Inc.	747
3	FTI Consulting, Inc. (a)	94
1	Paylocity Holding Corp. (a)	21
– (h)	SGS S.A., (Switzerland)	166
1	TriNet Group, Inc. (a)	21
3	VSE Corp.	142

		1,352

	Road & Rail — 0.3%
3	ArcBest Corp.	121
4	Canadian Pacific Railway Ltd., (Canada)	871
1	Celadon Group, Inc.	18
1	Con-way, Inc.	70
27	CSX Corp.	872
6	East Japan Railway Co., (Japan)	449
1	Norfolk Southern Corp.	69
13	Old Dominion Freight Line, Inc. (a)	889
3	Swift Transportation Co. (a)	73
4	Union Pacific Corp.	385
3	USA Truck, Inc. (a)	60

		3,877

	Trading Companies & Distributors — 0.3%
2	Applied Industrial Technologies, Inc.	99
22	Barloworld Ltd., (South Africa)	178
39	HD Supply Holdings, Inc. (a)	1,070
18	Mitsubishi Corp., (Japan)	377
11	Rush Enterprises, Inc., Class A (a)	382
27	SK Networks Co., Ltd., (South Korea) (a)	272
29	Sumitomo Corp., (Japan)	317
1	W.W. Grainger, Inc.	277
17	Wolseley plc, (Switzerland)	883

		3,855

	Transportation Infrastructure — 0.0% (g)
106	Shenzhen International Holdings Ltd., (Hong Kong)	145
21	TAV Havalimanlari Holding A.S., (Turkey)	167

		312

	Total Industrials	67,424

Information Technology — 9.2%
	Communications Equipment — 0.7%
1	Arista Networks, Inc. (a)	53
39	Brocade Communications Systems, Inc.	428
28	Ciena Corp. (a)	467
86	Cisco Systems, Inc.	2,166
41	Emulex Corp. (a)	204
28	Harmonic, Inc. (a)	177
2	InterDigital, Inc.	71
6	Palo Alto Networks, Inc. (a)	624
14	Polycom, Inc. (a)	169
49	QUALCOMM, Inc.	3,635
6	Ubiquiti Networks, Inc. (a)	217
107	Wistron NeWeb Corp., (Taiwan)	251

		8,462

	Electronic Equipment, Instruments & Components — 0.3%
8	Amphenol Corp., Class A	777
320	Anxin-China Holdings Ltd., (Hong Kong)	33
11	Benchmark Electronics, Inc. (a)	240
3	Coherent, Inc. (a)	164
351	Compeq Manufacturing Co., Ltd., (Taiwan)	207
92	Coretronic Corp., (Taiwan) (a)	148
79	Hitachi Ltd., (Japan)	603
– (h)	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	–	(h)
1	Insight Enterprises, Inc. (a)	21
4	InvenSense, Inc. (a)	87
1	Keyence Corp., (Japan)	608
2	LG Innotek Co. Ltd., (South Korea) (a)	229
– (h)	Newport Corp. (a)	8
9	Partron Co., Ltd., (South Korea)	81
225	Samart Corp. PCL, (Thailand)	214
3	ScanSource, Inc. (a)	102
228	Truly International Holdings Ltd., (Hong Kong)	131
3	Vishay Intertechnology, Inc.	40
108	Zhen Ding Technology Holding Ltd., (Taiwan)	312

		4,005

	Internet Software & Services — 1.6%
1	Baidu, Inc., (China), ADR (a)	297
6	Bazaarvoice, Inc. (a)	43
3	Blucora, Inc. (a)	51
4	CoStar Group, Inc. (a)	621
17	Dealertrack Technologies, Inc. (a)	749
31	EarthLink Holdings Corp.	106
2	eBay, Inc. (a)	107
49	Facebook, Inc., Class A (a)	3,903

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
2	Five9, Inc. (a)	12
5	Google, Inc., Class A (a)	3,141
12	Google, Inc., Class C (a)	6,911
4	IAC/InterActiveCorp	257
11	Intralinks Holdings, Inc. (a)	85
21	Millennial Media, Inc. (a)	40
6	NetEase, Inc., (China), ADR	498
– (h)	OPOWER, Inc. (a)	2
1	Q2 Holdings, Inc. (a)	11
18	Tencent Holdings Ltd., (China)	260
7	Trulia, Inc. (a)	347
13	Twitter, Inc. (a)	686
9	VeriSign, Inc. (a)	480
1	WebMD Health Corp. (a)	22
74	Yahoo! Japan Corp., (Japan)	280
14	Yahoo!, Inc. (a)	575

		19,484

	IT Services — 1.2%
26	Accenture plc, (Ireland), Class A	2,111
7	Alliance Data Systems Corp. (a)	1,727
5	Amdocs Ltd.	243
13	Cielo S.A., (Brazil)	217
16	Cognizant Technology Solutions Corp., Class A (a)	697
5	Computer Sciences Corp.	281
1	EVERTEC, Inc., (Puerto Rico)	21
10	Fidelity National Information Services, Inc.	560
17	HCL Technologies Ltd., (India)	466
2	Heartland Payment Systems, Inc.	82
8	Infosys Ltd., (India), ADR	469
7	International Business Machines Corp.	1,334
8	ManTech International Corp., Class A	209
23	MasterCard, Inc., Class A	1,682
3	MoneyGram International, Inc. (a)	40
7	NeuStar, Inc., Class A (a)	170
2	SK C&C Co., Ltd., (South Korea)	377
4	Unisys Corp. (a)	97
2	Vantiv, Inc., Class A (a)	47
1	VeriFone Systems, Inc. (a)	51
14	Visa, Inc., Class A	2,975
26	Western Union Co. (The)	424

		14,280

	Semiconductors & Semiconductor Equipment — 2.0%
429	Advanced Semiconductor Engineering, Inc., (Taiwan)	501
8	Analog Devices, Inc.	411
39	Applied Materials, Inc.	838
25	ARM Holdings plc, (United Kingdom)	365
13	ASML Holding N.V., (Netherlands)	1,294
38	Avago Technologies Ltd., (Singapore)	3,329
58	Broadcom Corp., Class A	2,343
14	Brooks Automation, Inc.	151
3	DSP Group, Inc. (a)	23
2	First Solar, Inc. (a)	131
17	Freescale Semiconductor Ltd. (a)	336
130	Inotera Memories, Inc., (Taiwan) (a)	192
9	Integrated Device Technology, Inc. (a)	145
34	KLA-Tencor Corp.	2,686
55	Lam Research Corp.	4,097
18	Lumens Co., Ltd., (South Korea) (a)	121
2	Micrel, Inc.	24
7	NVIDIA Corp.	122
12	NXP Semiconductor N.V., (Netherlands) (a)	824
2	OmniVision Technologies, Inc. (a)	42
9	Photronics, Inc. (a)	70
9	PMC-Sierra, Inc. (a)	69
86	Radiant Opto-Electronics Corp., (Taiwan)	340
75	Realtek Semiconductor Corp., (Taiwan)	266
6	RF Micro Devices, Inc. (a)	69
2	Samsung Electronics Co., Ltd., (South Korea)	2,585
12	SK Hynix, Inc., (South Korea) (a)	534
4	SunPower Corp. (a)	145
48	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	973
7	Teradyne, Inc.	145
12	Texas Instruments, Inc.	582
15	TriQuint Semiconductor, Inc. (a)	278
18	Ultra Clean Holdings, Inc. (a)	159
160	Vanguard International Semiconductor Corp., (Taiwan)	234
12	Wonik IPS Co., Ltd., (South Korea) (a)	137

		24,561

	Software — 1.8%
5	ACI Worldwide, Inc. (a)	95
24	Activision Blizzard, Inc.	489
5	Actuate Corp. (a)	18

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
34	Adobe Systems, Inc. (a)	2,359
6	Aspen Technology, Inc. (a)	237
4	AVG Technologies N.V., (Netherlands) (a)	69
3	CA, Inc.	78
11	Citrix Systems, Inc. (a)	807
7	CommVault Systems, Inc. (a)	338
27	Electronic Arts, Inc. (a)	954
2	Fair Isaac Corp.	125
1	Globant S.A., (Luxembourg) (a)	13
12	Guidewire Software, Inc. (a)	533
14	Manhattan Associates, Inc. (a)	474
182	Microsoft Corp.	8,425
63	Oracle Corp.	2,429
3	Paycom Software, Inc. (a)	42
3	Pegasystems, Inc.	59
13	Perfect World Co., Ltd., (China), ADR	247
3	Qualys, Inc. (a)	85
7	Rally Software Development Corp. (a)	80
1	Rovi Corp. (a)	14
1	Rubicon Project, Inc. (The) (a)	11
25	SAP SE, (Germany)	1,778
7	ServiceNow, Inc. (a)	438
9	Take-Two Interactive Software, Inc. (a)	206
10	TeleCommunication Systems, Inc., Class A (a)	29
17	TiVo, Inc. (a)	214
1	TubeMogul, Inc. (a)	7
3	Varonis Systems, Inc. (a)	70
5	Workday, Inc., Class A (a)	406

		21,129

	Technology Hardware, Storage & Peripherals — 1.6%
117	Apple, Inc.	11,746
13	Avid Technology, Inc. (a)	128
7	Canon, Inc., (Japan)	212
51	Catcher Technology Co., Ltd., (Taiwan)	472
64	Chicony Electronics Co., Ltd., (Taiwan)	191
600	Coolpad Group Ltd., (China)	106
75	Gigabyte Technology Co., Ltd., (Taiwan)	84
85	Hewlett-Packard Co.	3,026
240	Inventec Corp., (Taiwan)	156
350	Lenovo Group Ltd., (China)	521
10	Lexmark International, Inc., Class A	425
152	Lite-On Technology Corp., (Taiwan)	219
5	Nimble Storage, Inc. (a)	120
243	Pegatron Corp., (Taiwan)	447
127	Quanta Computer, Inc., (Taiwan)	322
5	SanDisk Corp.	480
120	TCL Communication Technology Holdings Ltd., (China)	144

		18,799

	Total Information Technology	110,720

Materials — 2.3%
	Chemicals — 1.0%
7	Air Liquide S.A., (France)	860
10	Akzo Nobel N.V., (Netherlands)	704
6	Axiall Corp.	227
20	Dow Chemical Co. (The)	1,066
7	Ecolab, Inc.	791
3	Linde AG, (Germany)	493
6	LyondellBasell Industries N.V., Class A	608
4	Methanex Corp., (Canada)	242
4	Minerals Technologies, Inc.	261
7	Monsanto Co.	766
27	Mosaic Co. (The)	1,197
8	Nitto Denko Corp., (Japan)	416
3	OM Group, Inc.	77
11	PPG Industries, Inc.	2,144
4	Sherwin-Williams Co. (The)	774
10	Shin-Etsu Chemical Co., Ltd., (Japan)	629
5	Solvay S.A., (Belgium)	713

		11,968

	Construction Materials — 0.2%
6	Eagle Materials, Inc.	646
5	Holcim Ltd., (Switzerland) (a)	371
4	Imerys S.A., (France)	310
6	Lafarge S.A., (France)	458
5	Martin Marietta Materials, Inc.	654

		2,439

	Containers & Packaging — 0.2%
10	Ball Corp.	607
5	Crown Holdings, Inc. (a)	242
22	Graphic Packaging Holding Co. (a)	279
3	Myers Industries, Inc.	56
13	Rock-Tenn Co., Class A	607

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
14	Sealed Air Corp.	499

		2,290

	Metals & Mining — 0.8%
135	Alcoa, Inc.	2,171
2	AM Castle & Co. (a)	16
– (h)	Ampco-Pittsburgh Corp.	10
29	BHP Billiton Ltd., (Australia)	853
258	Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	479
27	First Quantum Minerals Ltd., (Canada)	526
33	Freeport-McMoRan, Inc.	1,085
105	Glencore plc, (Switzerland) (a)	583
– (h)	Korea Zinc Co., Ltd., (South Korea)	129
23	MMC Norilsk Nickel OJSC, (Russia), ADR	422
121	Norsk Hydro ASA, (Norway)	679
8	Rio Tinto Ltd., (United Kingdom)	399
33	Rio Tinto plc, (United Kingdom)	1,614
4	Seah Besteel Corp., (South Korea)	138
27	United States Steel Corp.	1,059
6	Worthington Industries, Inc.	241

		10,404

	Paper & Forest Products — 0.1%
1	Domtar Corp., (Canada)	42
9	KapStone Paper & Packaging Corp. (a)	260
5	Resolute Forest Products, Inc., (Canada) (a)	82
55	Stora Enso OYJ, (Finland), Class R	459
17	UPM-Kymmene OYJ, (Finland)	237

		1,080

	Total Materials	28,181

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
17	AT&T, Inc.	596
9	CenturyLink, Inc.	362
146	China Unicom Hong Kong Ltd., (Hong Kong)	219
3	Consolidated Communications Holdings, Inc.	83
5	FairPoint Communications, Inc. (a)	72
33	Frontier Communications Corp.	216
13	Inteliquent, Inc.	161
174	Koninklijke KPN N.V., (Netherlands) (a)	556
8	KT Corp., (South Korea)	272
4	magicJack VocalTec Ltd., (Israel) (a)	36
10	Nippon Telegraph & Telephone Corp., (Japan)	608
29	Telkom S.A. SOC Ltd., (South Africa) (a)	141
84	Verizon Communications, Inc.	4,204

		7,526

	Wireless Telecommunication Services — 0.4%
51	China Mobile Ltd., (Hong Kong)	591
16	MegaFon OAO, (Russia), Reg. S, GDR	407
28	Mobile Telesystems OJSC, (Russia), ADR	424
45	MTN Group Ltd., (South Africa)	953
6	RingCentral, Inc., Class A (a)	73
2	SK Telecom Co., Ltd., (South Korea)	539
12	VimpelCom Ltd., (Netherlands), ADR	87
590	Vodafone Group plc, (United Kingdom)	1,945

		5,019

	Total Telecommunication Services	12,545

Utilities — 1.2%
	Electric Utilities — 0.7%
10	American Electric Power Co., Inc.	517
49	Cia Energetica de Minas Gerais, (Brazil), ADR	302
9	Duke Energy Corp.	695
23	Edison International	1,292
3	El Paso Electric Co.	105
8	Energa S.A., (Poland)	56
11	Entergy Corp.	818
22	Exelon Corp.	749
6	Korea Electric Power Corp., (South Korea)	268
20	NextEra Energy, Inc.	1,875
8	Northeast Utilities	372
62	PGE S.A., (Poland)	393
2	PNM Resources, Inc.	56
6	Portland General Electric Co.	188
20	Xcel Energy, Inc.	605

		8,291

	Gas Utilities — 0.1%
1	AGL Resources, Inc.	71
82	ENN Energy Holdings Ltd., (China)	536
2	Laclede Group, Inc. (The)	80
2	Piedmont Natural Gas Co., Inc.	57
1	Southwest Gas Corp.	72
14	UGI Corp.	478

		1,294

	Independent Power & Renewable Electricity Producers — 0.1%
31	AES Corp.	434

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power & Renewable Electricity Producers — continued
20	Atlantic Power Corp.	47
17	Dynegy, Inc. (a)	493
428	Huadian Power International Corp., Ltd., (China), Class H	302
214	Huaneng Power International, Inc., (China), Class H	233
– (h)	TerraForm Power, Inc., Class A (a)	12

		1,521

	Multi-Utilities — 0.3%
10	CenterPoint Energy, Inc.	250
65	Centrica plc, (United Kingdom)	323
4	CMS Energy Corp.	114
5	Dominion Resources, Inc.	335
27	GDF Suez, (France)	681
14	NiSource, Inc.	568
6	NorthWestern Corp.	264
8	Sempra Energy	801
21	Suez Environnement Co., (France)	359

		3,695

	Total Utilities	14,801

	Total Common Stocks (Cost $477,352)	615,153

Preferred Stocks — 0.2%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
4	Volkswagen AG, (Germany)	735

Consumer Staples — 0.1%
	Household Products — 0.1%
11	Henkel AG & Co. KGaA, (Germany)	1,099

Financials — 0.0% (g)
	Banks — 0.0% (g)
20	Banco do Estado do Rio Grande do Sul S.A., (Brazil), Class B	119

	Capital Markets — 0.0% (g)
3	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	71
5	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	121

		192

	Total Financials	311

Industrials — 0.0% (g)
	Machinery — 0.0% (g)
42	Randon Participacoes S.A., (Brazil)	111

	Total Preferred Stocks (Cost $1,514)	2,256

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.4%
	ACE Securities Corp. Home Equity Loan Trust,
287	Series 2004-HE3, Class M3, VAR, 1.235%, 11/25/34	250
199	Series 2005-HE7, Class A1B2, VAR, 0.455%, 11/25/35	187
204	Series 2005-SD1, Class M1, VAR, 0.905%, 11/25/50	204
264	Series 2006-SD1, Class A1B, VAR, 0.505%, 02/25/36	263
	Ally Auto Receivables Trust,
92	Series 2013-1, Class A3, 0.630%, 05/15/17	92
115	Series 2013-2, Class A3, 0.790%, 01/15/18	115
83	Series 2013-SN1, Class A3, 0.720%, 05/20/16	83
257	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	256
	AmeriCredit Automobile Receivables Trust,
40	Series 2013-1, Class A3, 0.610%, 10/10/17	40
118	Series 2013-5, Class A3, 0.900%, 09/10/18	118
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
363	Series 2002-2, Class M3, VAR, 2.810%, 08/25/32	360
629	Series 2003-9, Class M2, VAR, 3.004%, 09/25/33	597
857	Series 2004-R1, Class M1, VAR, 0.950%, 02/25/34	776
360	Series 2004-R1, Class M6, VAR, 2.225%, 02/25/34	306
56	Series 2004-R1, Class M8, VAR, 2.779%, 02/25/34	42
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,076	Series 2003-W9, Class M2, VAR, 2.734%, 01/25/34	999
143	Series 2004-W3, Class A3, VAR, 0.974%, 02/25/34	133
250	Series 2004-W3, Class M3, VAR, 2.855%, 02/25/34	197

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
429	Series 2004-W4, Class A, VAR, 0.674%, 03/25/34	395
	Bayview Financial Mortgage Pass-Through Trust,
17	Series 2005-C, Class A1C, VAR, 0.561%, 06/28/44	18
169	Series 2006-A, Class 2A4, VAR, 0.452%, 02/28/41	168
216	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	216
119	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	119
	CarMax Auto Owner Trust,
92	Series 2013-4, Class A3, 0.800%, 07/16/18	92
303	Series 2014-2, Class A3, 0.980%, 01/15/19	302
19	CDC Mortgage Capital Trust, Series 2003-HE3, Class M2, VAR, 2.779%, 11/25/33	17
454	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.635%, 01/25/35	427
441	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.405%, 04/25/34	346
	Citibank Credit Card Issuance Trust,
150	Series 2007-A8, Class A8, 5.650%, 09/20/19	168
200	Series 2014-A8, Class A8, 1.730%, 04/09/20	200
	CNH Equipment Trust,
94	Series 2012-D, Class A3, 0.650%, 04/16/18	94
130	Series 2013-A, Class A3, 0.690%, 06/15/18	130
65	Series 2013-C, Class A3, 1.020%, 08/15/18	65
214	Series 2013-D, Class A3, 0.770%, 10/15/18	214
193	Series 2014-A, Class A3, 0.840%, 05/15/19	193
300	Series 2014-B, Class A3, 0.910%, 05/15/19	299
	Countrywide Asset-Backed Certificates,
456	Series 2003-5, Class MF2, VAR, 5.662%, 11/25/33	398
498	Series 2003-BC1, Class A1, VAR, 0.955%, 03/25/33	459
1,355	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	1,294
261	Series 2004-6, Class 1A1, VAR, 0.695%, 12/25/34	248
858	Series 2004-6, Class M2, VAR, 1.130%, 10/25/34	815
445	Series 2004-BC1, Class M3, VAR, 2.255%, 10/25/33	374
785	Series 2004-SD2, Class M1, VAR, 0.775%, 06/25/33 (e)	755
	CPS Auto Receivables Trust,
91	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	92
107	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	106
	Credit Suisse First Boston Mortgage Securities Corp.,
35	Series 2002-HE4, Class AF, SUB, 6.010%, 08/25/32	39
26	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	26
	Credit-Based Asset Servicing and Securitization LLC,
377	Series 2003-CB5, Class M2, VAR, 2.630%, 11/25/33	361
425	Series 2004-CB5, Class M1, VAR, 1.069%, 01/25/34	396
314	Series 2004-CB6, Class M3, VAR, 2.255%, 07/25/35	290
75	Series 2005-CB4, Class AF4, SUB, 4.821%, 07/25/35	75
235	Series 2005-CB5, Class AF2, SUB, 4.295%, 08/25/35	237
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,007
	Exeter Automobile Receivables Trust,
74	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	74
43	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	43
	Fifth Third Auto Trust,
140	Series 2013-1, Class A3, 0.880%, 10/16/17	141
106	Series 2013-A, Class A3, 0.610%, 09/15/17	106
	First Franklin Mortgage Loan Trust,
14	Series 2004-FF10, Class A3, VAR, 1.235%, 09/25/34	14
720	Series 2005-FF10, Class A4, VAR, 0.475%, 11/25/35	707
	Ford Credit Auto Lease Trust,
67	Series 2013-B, Class A3, 0.760%, 09/15/16	67
139	Series 2014-B, Class A3, 0.890%, 09/15/17	139
	Ford Credit Auto Owner Trust,
67	Series 2013-B, Class A3, 0.570%, 10/15/17	67
97	Series 2013-C, Class A3, 0.820%, 12/15/17	97
154	Series 2013-D, Class A3, 0.670%, 04/15/18	154
178	Series 2014-B, Class A3, 0.900%, 10/15/18	178

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Fremont Home Loan Trust,
185	Series 2003-B, Class M2, VAR, 2.585%, 12/25/33	181
239	Series 2005-D, Class 2A3, VAR, 0.404%, 11/25/35	235
376	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.505%, 01/25/45 (e)	366
179	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	179
100	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	100
	Home Equity Asset Trust,
136	Series 2003-1, Class M1, VAR, 1.654%, 06/25/33	130
99	Series 2004-6, Class M2, VAR, 1.055%, 12/25/34	86
542	Series 2005-7, Class 2A4, VAR, 0.534%, 01/25/36	539
382	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.355%, 11/25/34	355
	Honda Auto Receivables Owner Trust,
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
112	Series 2013-1, Class A3, 0.480%, 11/21/16	111
59	Series 2013-2, Class A3, 0.530%, 02/16/17	59
153	Series 2013-4, Class A3, 0.690%, 09/18/17	153
291	Series 2014-1, Class A3, 0.670%, 11/21/17	290
248	Series 2014-2, Class A3, 0.770%, 03/19/18	248
66	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	66
	Hyundai Auto Receivables Trust,
28	Series 2010-B, Class A4, 1.630%, 03/15/17	29
23	Series 2011-B, Class A4, 1.650%, 02/15/17	23
212	Series 2013-A, Class A3, 0.560%, 07/17/17	212
104	Series 2013-B, Class A3, 0.710%, 09/15/17	104
112	Series 2014-A, Class A3, 0.790%, 07/16/18	112
253	Series 2014-B, Class A3, 0.900%, 12/17/18	253
120	John Deere Owner Trust, Series 2013-A, Class A3, 0.600%, 03/15/17	120
	Long Beach Mortgage Loan Trust,
772	Series 2001-2, Class M1, VAR, 0.995%, 07/25/31	744
198	Series 2003-4, Class M2, VAR, 2.779%, 08/25/33	186
348	Series 2004-1, Class M3, VAR, 1.204%, 02/25/34	325
	MASTR Asset-Backed Securities Trust,
305	Series 2002-OPT1, Class M3, VAR, 3.679%, 11/25/32	308
101	Series 2004-OPT1, Class M2, VAR, 1.805%, 02/25/34	83
60	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	60
86	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	86
	Merrill Lynch Mortgage Investors Trust,
776	Series 2002-NC1, Class M1, VAR, 1.204%, 05/25/33	735
320	Series 2003-OPT1, Class M1, VAR, 1.130%, 07/25/34	291
775	Series 2005-NC1, Class M2, VAR, 1.235%, 10/25/35	681
	Morgan Stanley ABS Capital I, Inc. Trust,
1,000	Series 2004-HE6, Class M1, VAR, 0.979%, 08/25/34	926
384	Series 2004-NC2, Class M2, VAR, 1.955%, 12/25/33	313
78	Series 2005-HE1, Class M3, VAR, 0.934%, 12/25/34	64
222	Series 2005-HE1, Class M4, VAR, 1.235%, 12/25/34	177
414	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M1, VAR, 1.580%, 02/25/33	390
	New Century Home Equity Loan Trust,
716	Series 2003-6, Class M1, VAR, 1.235%, 01/25/34	668
250	Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	236
	Nissan Auto Lease Trust,
41	Series 2013-B, Class A3, 0.750%, 06/15/16	41
117	Series 2014-A, Class A3, 0.800%, 02/15/17	117
	Nissan Auto Receivables Owner Trust,
83	Series 2012-A, Class A4, 1.000%, 07/16/18	83
91	Series 2013-A, Class A3, 0.500%, 05/15/17	91
180	Series 2013-C, Class A3, 0.670%, 08/15/18	180
160	Series 2014-A, Class A3, 0.720%, 08/15/18	160
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 2.930%, 09/25/33	350

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
464	Series 2003-2, Class M1, VAR, 1.130%, 04/25/33	398
285	Series 2003-4, Class M1, VAR, 1.174%, 07/25/33	251
587	Series 2003-5, Class A3, VAR, 1.055%, 08/25/33	560
	Option One Mortgage Loan Trust,
154	Series 2003-1, Class M2, VAR, 3.080%, 02/25/33	143
1,051	Series 2004-2, Class M2, VAR, 1.730%, 05/25/34	851
143	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	142
	RAMP Trust,
114	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	116
670	Series 2004-RS9, Class MII1, VAR, 1.130%, 09/25/34	629
	RASC Trust,
1,250	Series 2001-KS3, Class AII, VAR, 0.614%, 09/25/31	1,162
231	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	235
600	Series 2005-KS2, Class M1, VAR, 0.799%, 03/25/35	547
	Renaissance Home Equity Loan Trust,
1,046	Series 2003-2, Class A, VAR, 1.034%, 08/25/33	982
1,853	Series 2003-2, Class M1, VAR, 1.392%, 08/25/33	1,691
516	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	505
80	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 06/15/17	80
	Saxon Asset Securities Trust,
154	Series 2000-2, Class MF2, VAR, 8.094%, 07/25/30	152
43	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	44
526	Series 2003-2, Class M2, VAR, 2.779%, 06/25/33	455
246	Series 2004-2, Class MV2, VAR, 1.955%, 08/25/35	234
27	Soundview Home Loan Trust, Series 2006-WF1, Class A2, SUB, 5.645%, 10/25/36	28
638	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.055%, 11/25/34	592
	Structured Asset Investment Loan Trust,
306	Series 2003-BC3, Class M1, VAR, 1.580%, 04/25/33	299
246	Series 2004-7, Class M1, VAR, 1.204%, 08/25/34	233
443	Series 2004-8, Class M2, VAR, 1.085%, 09/25/34	388
202	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.425%, 05/25/31 (e)	117
	Toyota Auto Receivables Owner Trust,
31	Series 2013-A, Class A3, 0.550%, 01/17/17	31
249	Series 2014-A, Class A3, 0.670%, 12/15/17	249
154	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	154
	Volkswagen Auto Loan Enhanced Trust,
69	Series 2012-2, Class A3, 0.460%, 01/20/17	69
217	Series 2013-2, Class A3, 0.700%, 04/20/18	216
310	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 3.155%, 10/25/34 (e)	289

	Total Asset-Backed Securities (Cost $38,912)	40,367

Collateralized Mortgage Obligations — 6.7%
	Agency CMO — 5.2%
99	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	103
220	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	249
	Federal Home Loan Mortgage Corp. REMIC,
4	Series 1087, Class I, 8.500%, 06/15/21	5
3	Series 1136, Class H, 6.000%, 09/15/21	4
87	Series 1617, Class PM, 6.500%, 11/15/23	96
78	Series 1710, Class GH, 8.000%, 04/15/24	88
56	Series 1732, Class K, 6.500%, 05/15/24	63
72	Series 1843, Class Z, 7.000%, 04/15/26	80
86	Series 2033, Class K, 6.050%, 08/15/23	92
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,845
186	Series 2378, Class BD, 5.500%, 11/15/31	202
12	Series 2391, Class QR, 5.500%, 12/15/16	13
37	Series 2394, Class MC, 6.000%, 12/15/16	39
53	Series 2405, Class JF, 6.000%, 01/15/17	55

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
28	Series 2425, Class OB, 6.000%, 03/15/17	30
155	Series 2455, Class GK, 6.500%, 05/15/32	173
39	Series 2457, Class PE, 6.500%, 06/15/32	43
105	Series 2473, Class JZ, 6.500%, 07/15/32	117
8	Series 2503, Class TG, 5.500%, 09/15/17	8
9	Series 2508, Class AQ, 5.500%, 10/15/17	9
55	Series 2527, Class BP, 5.000%, 11/15/17	58
33	Series 2531, Class HN, 5.000%, 12/15/17	34
28	Series 2538, Class CB, 5.000%, 12/15/17	29
158	Series 2564, Class NK, 5.000%, 02/15/18	166
180	Series 2575, Class PE, 5.500%, 02/15/33	196
417	Series 2586, Class WG, 4.000%, 03/15/33	438
89	Series 2594, Class OL, 5.000%, 04/15/18	93
84	Series 2595, Class HO, 4.500%, 03/15/23	89
106	Series 2627, Class KM, 4.500%, 06/15/18	111
153	Series 2636, Class Z, 4.500%, 06/15/18	160
89	Series 2651, Class VZ, 4.500%, 07/15/18	94
7	Series 2657, Class ME, 5.000%, 10/15/22	7
670	Series 2682, Class LD, 4.500%, 10/15/33	727
178	Series 2685, Class DT, 5.000%, 10/15/23	195
62	Series 2686, Class GC, 5.000%, 10/15/23	67
274	Series 2699, Class TC, 4.000%, 11/15/18	286
227	Series 2715, Class NG, 4.500%, 12/15/18	239
26	Series 2727, Class PE, 4.500%, 07/15/32	26
111	Series 2744, Class TU, 5.500%, 05/15/32	116
93	Series 2756, Class NA, 5.000%, 02/15/24	100
43	Series 2760, Class PD, 5.000%, 12/15/32	43
93	Series 2764, Class OE, 4.500%, 03/15/19	98
200	Series 2764, Class UG, 5.000%, 03/15/34	222
66	Series 2773, Class CD, 4.500%, 04/15/24	71
8	Series 2780, Class JA, 4.500%, 04/15/19	8
8	Series 2780, Class JG, 4.500%, 04/15/19	8
134	Series 2783, Class AT, 4.000%, 04/15/19	140
44	Series 2809, Class UC, 4.000%, 06/15/19	45
139	Series 2852, Class NY, 5.000%, 09/15/33	142
323	Series 2864, Class NB, 5.500%, 07/15/33	346
10	Series 2864, Class PE, 5.000%, 06/15/33	10
169	Series 2877, Class AD, 4.000%, 10/15/19	176
280	Series 2901, Class KB, 5.000%, 12/15/34	306
185	Series 2910, Class BE, 4.500%, 12/15/19	195
531	Series 2912, Class EH, 5.500%, 01/15/35	597
38	Series 2922, Class GA, 5.500%, 05/15/34	41
5	Series 2931, Class AM, 4.500%, 07/15/19	5
153	Series 2950, Class KZ, 4.500%, 03/15/20	165
500	Series 2960, Class JH, 5.500%, 04/15/35	560
138	Series 2988, Class TY, 5.500%, 06/15/25	152
88	Series 2989, Class TG, 5.000%, 06/15/25	95
9	Series 3000, Class PB, 3.900%, 01/15/23	9
300	Series 3017, Class ML, 5.000%, 08/15/35	340
339	Series 3028, Class ME, 5.000%, 02/15/34	351
97	Series 3031, Class AG, 5.000%, 02/15/34	99
53	Series 3036, Class ND, 5.000%, 05/15/34	55
41	Series 3064, Class OG, 5.500%, 06/15/34	43
48	Series 3077, Class TO, PO, 04/15/35	44
99	Series 3078, Class PD, 5.500%, 07/15/34	102
55	Series 3098, Class PE, 5.000%, 06/15/34	55
240	Series 3102, Class CE, 5.500%, 01/15/26	263
14	Series 3106, Class PD, 5.500%, 06/15/34	15
25	Series 3113, Class QD, 5.000%, 06/15/34	25
130	Series 3116, Class PD, 5.000%, 10/15/34	134
66	Series 3121, Class JD, 5.500%, 03/15/26	73
124	Series 3151, Class UC, 5.500%, 08/15/35	132
21	Series 3200, Class PO, PO, 08/15/36	19
74	Series 3212, Class BK, 5.500%, 09/15/36	81
174	Series 3213, Class PE, 6.000%, 09/15/36	195
88	Series 3279, Class PE, 5.500%, 02/15/37	97
201	Series 3349, Class DP, 6.000%, 09/15/36	216
250	Series 3405, Class PE, 5.000%, 01/15/38	276
100	Series 3523, Class EX, 5.000%, 04/15/39	111
300	Series 3532, Class EB, 4.000%, 05/15/24	320
100	Series 3534, Class MB, 4.000%, 05/15/24	108
225	Series 3553, Class PG, 5.500%, 07/15/39	249
187	Series 3564, Class NB, 5.000%, 08/15/39	205
281	Series 3622, Class TA, 5.500%, 10/15/26	291
113	Series 3622, Class WA, 5.500%, 09/15/39	127
183	Series 3653, Class HJ, 5.000%, 04/15/40	199
289	Series 3662, Class PJ, 5.000%, 04/15/40	316
352	Series 3662, Class QB, 5.000%, 03/15/38	382
200	Series 3677, Class KB, 4.500%, 05/15/40	213
190	Series 3680, Class LC, 4.500%, 06/15/40	196
114	Series 3688, Class GT, VAR, 7.207%, 11/15/46	135
250	Series 3710, Class GB, 4.000%, 08/15/25	263
117	Series 3747, Class HI, IO, 4.500%, 07/15/37	12

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
303	Series 3747, Class HX, 4.500%, 11/15/39	328
250	Series 3748, Class D, 4.000%, 11/15/39	263
114	Series 3755, Class MU, 4.000%, 11/15/30	117
220	Series 3768, Class MB, 4.000%, 12/15/39	231
400	Series 3787, Class AY, 3.500%, 01/15/26	415
150	Series 3795, Class PD, 4.500%, 01/15/40	165
391	Series 3816, Class HA, 3.500%, 11/15/25	405
776	Series 3827, Class BM, 5.500%, 08/15/39	851
294	Series 3828, Class EM, 4.500%, 06/15/39	318
74	Series 3842, Class PH, 4.000%, 04/15/41	79
143	Series 3852, Class TP, IF, 5.500%, 05/15/41	147
350	Series 3859, Class JB, 5.000%, 05/15/41	384
300	Series 3874, Class DW, 3.500%, 06/15/21	316
329	Series 3898, Class KH, 3.500%, 06/15/26	340
117	Series 3902, Class MA, 4.500%, 07/15/39	124
350	Series 3911, Class B, 3.500%, 08/15/26	363
269	Series 3959, Class PB, 3.000%, 11/15/26	268
175	Series 3962, Class KD, 3.000%, 10/15/26	174
800	Series 3963, Class JB, 4.500%, 11/15/41	877
800	Series 3989, Class JW, 3.500%, 01/15/42	793
580	Series 4026, Class MQ, 4.000%, 04/15/42	608
400	Series 4048, Class CE, 4.000%, 05/15/42	408
320	Series 4068, Class PE, 3.000%, 06/15/42	299
130	Series 4119, Class KE, 1.750%, 10/15/32	122
564	Series 4217, Class F, VAR, 0.504%, 06/15/43	559
322	Series 4219, Class JA, 3.500%, 08/15/39	337
200	Series 4238, Class UY, 3.000%, 08/15/33	193
5	Series 50, Class I, 8.000%, 06/15/20	5
	Federal Home Loan Mortgage Corp. STRIPS,
262	Series 279, Class F6, VAR, 0.604%, 09/15/42	260
449	Series 284, Class 300, 3.000%, 10/15/42	445
126	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	148
	Federal National Mortgage Association—ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	276
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	426
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	180
412	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	401
500	Series 2014-M1, Class A2, VAR, 3.500%, 07/25/23	513
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	370
400	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	415
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	565
53	Series 2014-M5, Class FA, VAR, 0.521%, 01/25/17	53
81	Series 2014-M6, Class FA, VAR, 0.459%, 12/25/17	81
410	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	412
	Federal National Mortgage Association REMIC,
5	Series 1990-7, Class B, 8.500%, 01/25/20	5
2	Series 1990-35, Class E, 9.500%, 04/25/20	2
5	Series 1990-76, Class G, 7.000%, 07/25/20	5
19	Series 1990-106, Class J, 8.500%, 09/25/20	21
3	Series 1991-73, Class A, 8.000%, 07/25/21	3
53	Series 1992-112, Class GB, 7.000%, 07/25/22	59
21	Series 1992-195, Class C, 7.500%, 10/25/22	23
84	Series 1998-37, Class VZ, 6.000%, 06/17/28	93
173	Series 1998-66, Class B, 6.500%, 12/25/28	188
125	Series 2002-16, Class XU, 5.500%, 04/25/17	129
36	Series 2002-19, Class PE, 6.000%, 04/25/17	37
87	Series 2002-24, Class AJ, 6.000%, 04/25/17	91
145	Series 2002-55, Class PG, 5.500%, 09/25/32	158
316	Series 2002-55, Class QE, 5.500%, 09/25/17	331
17	Series 2002-63, Class KC, 5.000%, 10/25/17	18
43	Series 2002-63, Class LB, 5.500%, 10/25/17	45
149	Series 2002-82, Class PE, 6.000%, 12/25/32	161
33	Series 2003-21, Class OU, 5.500%, 03/25/33	37
246	Series 2003-29, Class BY, 5.500%, 04/25/33	270
25	Series 2003-33, Class AC, 4.250%, 03/25/33	25
400	Series 2003-48, Class GH, 5.500%, 06/25/33	445
39	Series 2003-58, Class AD, 3.250%, 07/25/33	40
20	Series 2003-63, Class PE, 3.500%, 07/25/33	20
150	Series 2003-67, Class KE, 5.000%, 07/25/33	163
129	Series 2003-78, Class B, 5.000%, 08/25/23	141
194	Series 2003-81, Class LC, 4.500%, 09/25/18	204
134	Series 2003-83, Class PG, 5.000%, 06/25/23	142
63	Series 2003-110, Class WA, 4.000%, 08/25/33	65

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
62	Series 2003-122, Class TE, 5.000%, 12/25/22	62
709	Series 2003-131, Class CH, 5.500%, 01/25/34	785
268	Series 2004-36, Class PC, 5.500%, 02/25/34	285
100	Series 2004-92, Class TB, 5.500%, 12/25/34	113
115	Series 2005-5, Class CK, 5.000%, 01/25/35	121
53	Series 2005-18, Class EG, 5.000%, 03/25/25	58
15	Series 2005-23, Class TG, 5.000%, 04/25/35	16
91	Series 2005-29, Class WC, 4.750%, 04/25/35	100
238	Series 2005-38, Class TB, 6.000%, 11/25/34	259
17	Series 2005-44, Class PE, 5.000%, 07/25/33	17
125	Series 2005-58, Class EP, 5.500%, 07/25/35	136
129	Series 2005-68, Class BC, 5.250%, 06/25/35	140
604	Series 2005-70, Class KP, 5.000%, 06/25/35	668
551	Series 2005-104, Class UE, 5.500%, 12/25/35	579
106	Series 2006-45, Class NW, 5.500%, 01/25/35	108
87	Series 2007-13, Class H, 5.500%, 03/25/37	97
400	Series 2007-61, Class PE, 5.500%, 07/25/37	440
68	Series 2007-65, Class KI, IF, IO, 6.465%, 07/25/37	9
225	Series 2008-61, Class GB, 5.500%, 07/25/38	248
262	Series 2008-65, Class CD, 4.500%, 08/25/23	278
161	Series 2009-15, Class AC, 5.500%, 03/25/29	177
146	Series 2009-19, Class TD, 5.000%, 08/25/36	154
62	Series 2009-22, Class EG, 5.000%, 07/25/35	67
43	Series 2009-37, Class KI, IF, IO, 5.846%, 06/25/39	6
96	Series 2009-50, Class PT, VAR, 6.117%, 05/25/37	104
150	Series 2009-60, Class DE, 5.000%, 08/25/29	163
575	Series 2009-73, Class HJ, 6.000%, 09/25/39	648
43	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	8
99	Series 2009-86, Class OT, PO, 10/25/37	90
165	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	22
800	Series 2010-9, Class MB, 5.000%, 05/25/32	845
756	Series 2010-9, Class ME, 5.000%, 02/25/40	845
300	Series 2010-9, Class PE, 4.500%, 10/25/39	318
93	Series 2010-35, Class SB, IF, IO, 6.266%, 04/25/40	12
600	Series 2010-38, Class KC, 4.500%, 04/25/40	639
400	Series 2010-45, Class BL, 4.500%, 05/25/40	438
280	Series 2010-64, Class DM, 5.000%, 06/25/40	307
67	Series 2010-64, Class EH, 5.000%, 10/25/35	69
793	Series 2010-85, Class NJ, 4.500%, 08/25/40	835
154	Series 2010-111, Class AE, 5.500%, 04/25/38	164
979	Series 2010-123, Class BP, 4.500%, 11/25/40	1,049
166	Series 2011-22, Class MA, 6.500%, 04/25/38	187
350	Series 2011-33, Class GD, 3.500%, 04/25/31	361
148	Series 2011-40, Class KA, 3.500%, 03/25/26	150
450	Series 2011-41, Class KL, 4.000%, 05/25/41	464
400	Series 2011-51, Class B, 3.500%, 06/25/31	406
650	Series 2011-52, Class KB, 5.500%, 06/25/41	737
530	Series 2011-52, Class LB, 5.500%, 06/25/41	584
114	Series 2011-99, Class CV, 4.500%, 03/25/26	124
558	Series 2011-104, Class KY, 4.000%, 03/25/39	579
125	Series 2011-111, Class EA, 5.000%, 12/25/38	134
300	Series 2011-114, Class B, 3.500%, 11/25/41	312
704	Series 2011-130, Class KB, 4.000%, 12/25/41	730
379	Series 2012-20, Class TD, 4.500%, 02/25/42	397
315	Series 2012-50, Class HB, 4.000%, 03/25/42	329
293	Series 2012-83, Class TN, 5.000%, 08/25/42	322
157	Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	156
459	Series 2012-147, Class WN, 4.500%, 01/25/33	500
404	Series 2013-83, Class CA, 3.500%, 10/25/37	421
385	Series 2013-94, Class CV, 3.500%, 07/25/33	394
250	Series 2013-101, Class E, 3.000%, 10/25/33	240
328	Series 2013-104, Class CY, 5.000%, 10/25/43	361
45	Series G92-35, Class E, 7.500%, 07/25/22	50
36	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/25/24	34
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	103
122	Series 2003-62, Class BG, 5.000%, 07/20/33	130
358	Series 2003-65, Class AL, 5.500%, 08/20/33	404
205	Series 2003-66, Class HD, PAC, 5.500%, 08/20/33	225

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
580	Series 2004-16, Class AE, 5.500%, 02/20/34	655
145	Series 2004-16, Class EC, 5.500%, 02/20/34	171
743	Series 2004-37, Class PE, PAC, 5.500%, 05/20/34	844
413	Series 2005-3, Class QB, PAC, 5.000%, 01/16/35	454
283	Series 2005-11, Class PL, PAC, 5.000%, 02/20/35	307
104	Series 2005-13, Class AE, 5.000%, 09/20/34	113
176	Series 2005-13, Class BG, 5.000%, 02/20/35	196
349	Series 2005-48, Class CY, 5.000%, 06/20/35	381
311	Series 2005-54, Class JE, 5.000%, 07/20/35	344
106	Series 2005-92, Class CD, 5.000%, 01/20/32	108
100	Series 2006-1, Class LE, 5.500%, 06/20/35	111
459	Series 2006-7, Class ND, 5.500%, 08/20/35	521
35	Series 2006-38, Class SG, IF, IO, 6.496%, 09/20/33	1
260	Series 2006-50, Class JD, PAC, 5.000%, 09/20/36	297
344	Series 2006-69, Class MB, PAC, 5.500%, 12/20/36	372
104	Series 2007-26, Class SW, IF, IO, 6.046%, 05/20/37	15
125	Series 2007-33, Class LE, PAC, 5.500%, 06/20/37	142
130	Series 2007-35, Class NE, PAC, 6.000%, 06/16/37	153
209	Series 2007-79, Class BL, 5.750%, 08/20/37	234
161	Series 2008-20, Class HC, 5.750%, 06/16/37	177
61	Series 2008-23, Class YA, PAC, 5.250%, 03/20/38	67
113	Series 2008-26, Class JP, PAC, 5.250%, 03/20/38	127
386	Series 2008-33, Class PB, PAC, 5.500%, 04/20/38	428
688	Series 2008-47, Class P, PAC, 5.500%, 06/16/38	788
91	Series 2008-58, Class ZT, 6.500%, 07/20/38	110
53	Series 2008-62, Class SA, IF, IO, 5.996%, 07/20/38	7
267	Series 2008-63, Class PE, PAC, 5.500%, 07/20/38	294
118	Series 2008-68, Class PQ, PAC, 5.500%, 04/20/38	126
52	Series 2008-71, Class PB, PAC, 6.000%, 07/20/37	53
168	Series 2008-76, Class PD, PAC, 5.750%, 09/20/38	190
102	Series 2008-76, Class US, IF, IO, 5.747%, 09/20/38	13
266	Series 2008-89, Class JA, 5.750%, 08/20/38	287
158	Series 2008-95, Class DS, IF, IO, 7.147%, 12/20/38	27
301	Series 2009-42, Class CD, PAC, 5.000%, 06/20/39	331
438	Series 2009-47, Class LT, PAC, 5.000%, 06/20/39	489
101	Series 2009-72, Class SM, IF, IO, 6.096%, 08/16/39	15
251	Series 2009-106, Class ST, IF, IO, 5.847%, 02/20/38	35
75	Series 2010-14, Class QP, 6.000%, 12/20/39	80
69	Series 2010-61, Class EA, 5.000%, 09/20/31	71
178	Series 2010-157, Class OP, PO, 12/20/40	143
205	Series 2010-158, Class EP, PAC, 4.500%, 12/16/40	220
104	Series 2011-97, Class WA, VAR, 6.095%, 11/20/38	116
517	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	580

		63,182

	Non-Agency CMO — 1.5%
	Alternative Loan Trust,
651	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	648
181	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	186
96	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	96
343	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	339
796	Series 2005-21CB, Class A17, 6.000%, 06/25/35	820
234	Series 2005-46CB, Class A1, 5.750%, 10/25/35	227
225	Series 2005-85CB, Class 2A2, 5.500%, 02/25/36	211
	Banc of America Alternative Loan Trust,
226	Series 2003-3, Class A5, 5.750%, 05/25/33	232
287	Series 2004-6, Class 4A1, 5.000%, 07/25/19	292
239	Series 2004-9, Class 4A1, 5.500%, 10/25/19	242
516	Series 2006-5, Class 3A1, 6.000%, 06/25/46	517

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
79	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, PAC, 5.500%, 05/25/33	84
	Bear Stearns ALT-A Trust,
107	Series 2004-6, Class 1A, VAR, 0.794%, 07/25/34	103
302	Series 2005-7, Class 12A3, VAR, 0.835%, 08/25/35	275
	CHL Mortgage Pass-Through Trust,
201	Series 2005-21, Class A2, 5.500%, 10/25/35	204
205	Series 2006-21, Class A14, 6.000%, 02/25/37	196
652	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	651
32	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	33
49	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	50
359	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	362
	GSR Mortgage Loan Trust,
43	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	45
24	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	25
	Impac CMB Trust,
552	Series 2004-5, Class 1A1, VAR, 0.875%, 10/25/34	537
1,046	Series 2004-9, Class 1A1, VAR, 0.915%, 01/25/35	953
1,113	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.934%, 12/25/34	923
	JP Morgan Mortgage Trust,
121	Series 2006-A2, Class 5A3, VAR, 2.494%, 11/25/33	122
64	Series 2007-A1, Class 5A5, VAR, 2.607%, 07/25/35	65
618	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.455%, 11/25/35	552
	MASTR Alternative Loan Trust,
25	Series 2004-5, Class 5A1, 4.750%, 06/25/19	25
554	Series 2004-6, Class 7A1, 6.000%, 07/25/34	564
829	Series 2004-6, Class 8A1, 5.500%, 07/25/34	863
790	Series 2005-6, Class 1A2, 5.500%, 12/25/35	713
	MASTR Asset Securitization Trust,
6	Series 2003-11, Class 3A1, 4.500%, 12/25/18	6
38	Series 2003-11, Class 8A1, 5.500%, 12/25/33	40
47	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.275%, 08/22/36	47
	Merrill Lynch Mortgage Investors Trust,
51	Series 2003-F, Class A1, VAR, 0.794%, 10/25/28	51
57	Series 2004-B, Class A1, VAR, 0.655%, 05/25/29	57
	Morgan Stanley Mortgage Loan Trust,
88	Series 2004-3, Class 4A, VAR, 5.692%, 04/25/34	93
191	Series 2004-4, Class 2A, VAR, 6.369%, 09/25/34	200
944	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class APT, VAR, 0.444%, 07/25/35	926
28	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	30
22	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	23
185	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 2.414%, 10/25/35	182
	RALI Trust,
887	Series 2004-QA3, Class CB2, VAR, 3.497%, 08/25/34	912
14	Series 2004-QS3, Class CB, 5.000%, 03/25/19	14
	Residential Asset Securitization Trust,
181	Series 2004-A3, Class A1, PAC, 4.500%, 06/25/34	185
1,018	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	950
77	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	77
58	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	60
	Sequoia Mortgage Trust,
124	Series 2004-11, Class A1, VAR, 0.453%, 12/20/34	119
825	Series 2007-3, Class 1A1, VAR, 0.353%, 07/20/36	774
86	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	85

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Mortgage Investments II Trust,
47	Series 2003-AR4, Class A1, VAR, 0.853%, 01/19/34	46
210	Series 2005-AR2, Class 2A1, VAR, 0.385%, 05/25/45	191
20	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.568%, 12/25/33	20
694	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 2A1, 4.500%, 03/25/19	705
89	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.001%, 12/25/44	89
	WaMu Mortgage Pass-Through Certificates Trust,
38	Series 2003-AR9, Class 1A6, VAR, 2.407%, 09/25/33	39
14	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	14
214	Series 2005-AR10, Class 14A, VAR, 2.398%, 09/25/35	210
149	Wells Fargo Mortgage Backed Securities Trust, Series 2004-V, Class 2A1, VAR, 2.632%, 10/25/34	151
90	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	90
	Wells Fargo Mortgage-Backed Securities Trust,
19	Series 2004-EE, Class 3A1, VAR, 2.514%, 12/25/34	19
191	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	195
161	Series 2006-AR2, Class 2A3, VAR, 2.615%, 03/25/36	161
50	Series 2006-AR10, Class 5A2, VAR, 2.612%, 07/25/36	49

		17,965

	Total Collateralized Mortgage Obligations (Cost $78,949)	81,147

Commercial Mortgage-Backed Securities — 0.4%
	Banc of America Commercial Mortgage Trust,
293	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	312
140	Series 2006-4, Class A4, 5.634%, 07/10/46	148
100	Series 2006-5, Class A4, 5.414%, 09/10/47	106
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	101
100	Series 2005-3, Class AM, 4.727%, 07/10/43	102
48	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	49
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	99
99	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	104
127	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	135
250	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	256
	DBRR Trust,
116	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	116
102	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	103
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
153	Series K029, Class A2, VAR, 3.320%, 02/25/23	158
129	Series K038, Class A2, 3.389%, 03/25/24	133
600	Series KSMC, Class A2, 2.615%, 01/25/23	586
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	152
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	123
200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.560%, 08/12/37	204
164	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	177
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	106
3,605	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.273%, 12/12/49 (e)	40
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	259
	Morgan Stanley Capital I Trust,
159	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	169
6,647	Series 2007-HQ11, Class X, IO, VAR, 0.392%, 02/12/44 (e)	27
32	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.573%, 08/15/39	32

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	114
250	VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	262
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	541
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	205

	Total Commercial Mortgage-Backed Securities (Cost $4,833)	4,919

Corporate Bonds — 7.7%
Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	64
125	5.000%, 03/30/20	138

		202

	Automobiles — 0.1%
	Daimler Finance North America LLC,
170	1.875%, 01/11/18 (e)	170
150	2.375%, 08/01/18 (e)	152
102	8.500%, 01/18/31	154
210	Ford Motor Co., 4.750%, 01/15/43	210
55	General Motors Co., 6.250%, 10/02/43	64

		750

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	201

	Internet & Catalog Retail — 0.0% (g)
335	Amazon.com, Inc., 2.500%, 11/29/22	315

	Media — 0.4%
	21st Century Fox America, Inc.,
120	5.400%, 10/01/43	131
250	6.750%, 01/09/38	306
200	British Sky Broadcasting Group plc, (United Kingdom), 3.750%, 09/16/24 (e)	199
	Comcast Corp.,
50	3.125%, 07/15/22	50
115	4.650%, 07/15/42	119
100	6.450%, 03/15/37	128
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	35
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
40	4.450%, 04/01/24	42
130	5.150%, 03/15/42	131
150	6.000%, 08/15/40	169
	Discovery Communications LLC,
47	4.375%, 06/15/21	50
35	4.875%, 04/01/43	35
	Interpublic Group of Cos., Inc. (The),
50	3.750%, 02/15/23	50
30	4.200%, 04/15/24	30
100	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	100
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	196
30	4.375%, 04/01/21	33
140	4.450%, 01/15/43	140
95	5.150%, 04/30/20	108
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	84
150	5.850%, 04/15/40	168
	Time Warner Cable, Inc.,
70	5.000%, 02/01/20	78
165	5.500%, 09/01/41	185
125	7.300%, 07/01/38	170
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	222
	Time Warner, Inc.,
170	4.650%, 06/01/44	165
250	4.750%, 03/29/21	272
150	6.500%, 11/15/36	181
250	7.625%, 04/15/31	337
	Viacom, Inc.,
33	3.250%, 03/15/23	32
17	3.875%, 12/15/21	18
225	4.250%, 09/01/23	232
175	4.375%, 03/15/43	161
90	Walt Disney Co. (The), 1.850%, 05/30/19	89
220	WPP Finance 2010, (United Kingdom), 3.750%, 09/19/24	217

		4,663

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
65	2.875%, 02/15/23	62
100	3.875%, 01/15/22	104
65	4.300%, 02/15/43	60

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
150	7.450%, 07/15/17	173
47	7.875%, 07/15/15	49
150	Target Corp., 6.350%, 11/01/32	191

		639

	Specialty Retail — 0.0% (g)
37	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	37
	Home Depot, Inc. (The),
94	2.000%, 06/15/19	93
110	3.750%, 02/15/24	115
150	Lowe’s Cos., Inc., 5.125%, 11/15/41	168

		413

	Total Consumer Discretionary	7,183

Consumer Staples — 0.4%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	137
	Anheuser-Busch InBev Finance, Inc.,
100	3.700%, 02/01/24	101
30	4.625%, 02/01/44	30
	Anheuser-Busch InBev Worldwide, Inc.,
57	2.500%, 07/15/22	54
285	5.375%, 01/15/20	322
179	Coca-Cola Co. (The), 1.150%, 04/01/18	176
60	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	57
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	204

		1,081

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
65	2.750%, 12/01/22	62
150	4.000%, 12/05/23	156
100	4.125%, 05/15/21	107
25	5.300%, 12/05/43	28
	CVS Pass-Through Trust,
54	4.704%, 01/10/36 (e)	58
50	6.943%, 01/10/30	61
	Kroger Co. (The),
25	2.300%, 01/15/19	25
135	3.850%, 08/01/23	138
25	5.400%, 07/15/40	28
150	6.400%, 08/15/17	169
250	Series B, 7.700%, 06/01/29	328
	Wal-Mart Stores, Inc.,
150	2.550%, 04/11/23	144
100	3.300%, 04/22/24	101
365	4.000%, 04/11/43	355
20	4.300%, 04/22/44	20
135	5.250%, 09/01/35	156

		1,936

	Food Products — 0.1%
120	Archer-Daniels-Midland Co., 5.765%, 03/01/41	147
100	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	124
100	Cargill, Inc., 3.300%, 03/01/22 (e)	102
145	ConAgra Foods, Inc., 3.200%, 01/25/23	139
	Kellogg Co.,
66	3.250%, 05/21/18	69
100	Series B, 7.450%, 04/01/31	131
	Kraft Foods Group, Inc.,
45	3.500%, 06/06/22	45
65	5.000%, 06/04/42	68
100	6.875%, 01/26/39	128
150	Mead Johnson Nutrition Co., 5.900%, 11/01/39	178
200	Mondelez International, Inc., 4.000%, 02/01/24	205

		1,336

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	95
100	6.625%, 08/01/37	135

		230

	Tobacco — 0.1%
	Altria Group, Inc.,
280	2.850%, 08/09/22	268
170	4.250%, 08/09/42	154
56	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e)	56
	Philip Morris International, Inc.,
150	4.125%, 03/04/43	142
120	4.375%, 11/15/41	117

		737

	Total Consumer Staples	5,320

Energy — 0.7%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
100	3.250%, 11/15/21	103

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
125	8.750%, 02/15/21	160
50	Nabors Industries, Inc., 4.625%, 09/15/21	54
100	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	91
82	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	85
	Transocean, Inc., (Cayman Islands),
160	3.800%, 10/15/22	147
65	6.375%, 12/15/21	69
350	6.500%, 11/15/20	372
20	Weatherford International Ltd., (Bermuda), 5.950%, 04/15/42	21

		1,102

	Oil, Gas & Consumable Fuels — 0.6%
110	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	113
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	66
85	Anadarko Petroleum Corp., 6.375%, 09/15/17	96
150	ANR Pipeline Co., 9.625%, 11/01/21	212
55	Apache Corp., 4.750%, 04/15/43	55
	BP Capital Markets plc, (United Kingdom),
300	2.241%, 09/26/18	301
141	2.750%, 05/10/23	133
295	3.245%, 05/06/22	293
150	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	183
115	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	132
	Cenovus Energy, Inc., (Canada),
120	3.000%, 08/15/22	117
50	3.800%, 09/15/23	51
85	4.450%, 09/15/42	83
100	6.750%, 11/15/39	127
71	Chevron Corp., 3.191%, 06/24/23	72
200	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	203
100	ConocoPhillips, 6.500%, 02/01/39	131
100	Devon Energy Corp., 7.950%, 04/15/32	141
	Enbridge, Inc., (Canada),
170	4.000%, 10/01/23	176
110	VAR, 0.684%, 06/02/17	110
50	Encana Corp., (Canada), 6.625%, 08/15/37	63
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	68
60	5.150%, 02/01/43	58
60	6.050%, 06/01/41	65
	Enterprise Products Operating LLC,
33	3.900%, 02/15/24	33
105	4.050%, 02/15/22	111
60	4.850%, 08/15/42	62
185	4.850%, 03/15/44	188
150	5.200%, 09/01/20	168
95	Series A, VAR, 8.375%, 08/01/66	105
200	Kerr-McGee Corp., 7.875%, 09/15/31	277
	Kinder Morgan Energy Partners LP,
85	3.950%, 09/01/22	85
50	5.000%, 08/15/42	47
90	5.000%, 03/01/43	83
115	5.400%, 09/01/44	113
145	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	158
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	162
125	5.150%, 10/15/43	135
135	Marathon Oil Corp., 6.600%, 10/01/37	170
	Marathon Petroleum Corp.,
100	4.750%, 09/15/44	96
48	6.500%, 03/01/41	57
135	Noble Energy, Inc., 5.250%, 11/15/43	142
	Petrobras Global Finance B.V., (Netherlands),
42	4.375%, 05/20/23	39
118	6.250%, 03/17/24	124
29	Petroleos Mexicanos, (Mexico), Series 144a, 4.875%, 01/18/24 (e)	30
80	Phillips 66, 5.875%, 05/01/42	95
	Plains All American Pipeline LP/PAA Finance Corp.,
105	3.600%, 11/01/24	103
20	3.650%, 06/01/22	20
40	3.850%, 10/15/23	41
190	5.750%, 01/15/20	218
	Spectra Energy Capital LLC,
89	3.300%, 03/15/23	85
100	8.000%, 10/01/19	124

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Partners LP,
15	2.950%, 09/25/18	15
105	4.750%, 03/15/24	113
	Statoil ASA, (Norway),
63	2.900%, 11/08/20	64
150	3.950%, 05/15/43	143
170	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	194
85	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	87
	Talisman Energy, Inc., (Canada),
75	5.850%, 02/01/37	80
75	6.250%, 02/01/38	83
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	109
171	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	166
	Total Capital International S.A., (France),
120	2.700%, 01/25/23	116
100	2.750%, 06/19/21	100
25	2.875%, 02/17/22	25
28	Total Capital S.A., (France), 4.125%, 01/28/21	30
70	Western Gas Partners LP, 4.000%, 07/01/22	72
	Williams Cos., Inc. (The),
75	3.700%, 01/15/23	71
20	5.750%, 06/24/44	20
235	Williams Partners LP, 4.900%, 01/15/45	229

		7,837

	Total Energy	8,939

Financials — 2.9%
	Banks — 1.2%
400	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	404
	Bank of America Corp.,
695	2.000%, 01/11/18	692
225	3.300%, 01/11/23	220
50	Series 1, 3.750%, 07/12/16	52
80	3.875%, 03/22/17	84
105	4.000%, 04/01/24	106
63	4.100%, 07/24/23	64
50	5.000%, 01/21/44	53
100	5.420%, 03/15/17	108
130	5.625%, 07/01/20	147
80	Series L, 5.650%, 05/01/18	89
500	7.625%, 06/01/19	604
	Bank of Montreal, (Canada),
375	1.450%, 04/09/18	371
40	2.375%, 01/25/19	40
100	2.550%, 11/06/22	97
	Bank of Nova Scotia (The), (Canada),
330	2.800%, 07/21/21	326
49	3.400%, 01/22/15	50
150	4.375%, 01/13/21	165
240	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	238
	Banque Federative du Credit Mutuel S.A., (France),
200	1.700%, 01/20/17 (e)	201
210	2.750%, 01/22/19 (e)	212
	Barclays Bank plc, (United Kingdom),
227	3.750%, 05/15/24	226
210	6.050%, 12/04/17 (e)	233
83	BB&T Corp., 2.050%, 06/19/18	83
550	Capital One Bank USA N.A., 3.375%, 02/15/23	539
	Citigroup, Inc.,
140	1.550%, 08/14/17	139
135	1.700%, 07/25/16	136
335	1.750%, 05/01/18	330
175	2.500%, 09/26/18	176
140	3.375%, 03/01/23	138
97	3.750%, 06/16/24	97
2	4.587%, 12/15/15	2
65	4.950%, 11/07/43	69
25	5.300%, 05/06/44	26
107	6.675%, 09/13/43	131
200	8.500%, 05/22/19	250
200	VAR, 0.502%, 06/09/16	199
250	Commonwealth Bank of Australia, (Australia), 2.300%, 09/06/19	248
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	35
120	4.500%, 01/11/21	131
	Credit Agricole S.A., (France),
250	3.875%, 04/15/24 (e)	251
200	VAR, 8.125%, 09/19/33 (e)	222

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Discover Bank,
250	2.000%, 02/21/18	249
250	4.200%, 08/08/23	257
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	209
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	203
	Fifth Third Bancorp,
40	2.300%, 03/01/19	40
115	8.250%, 03/01/38	169
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	220
300	4.750%, 01/19/21 (e)	333
800	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	809
200	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/12/24	214
267	KeyCorp, 2.300%, 12/13/18	267
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	181
	Royal Bank of Canada, (Canada),
119	2.000%, 10/01/18	120
200	2.200%, 07/27/18	202
33	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	39
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	199
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	210
100	SunTrust Bank, 5.000%, 09/01/15	104
97	SunTrust Banks, Inc., 2.350%, 11/01/18	97
400	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	404
120	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	118
	U.S. Bancorp,
200	2.200%, 04/25/19	200
67	4.125%, 05/24/21	73
200	Wachovia Corp., 5.750%, 02/01/18	225
	Wells Fargo & Co.,
295	2.125%, 04/22/19	292
285	2.150%, 01/15/19	285
170	Series M, 3.450%, 02/13/23	167
55	4.125%, 08/15/23	57
145	5.375%, 11/02/43	158
195	Westpac Banking Corp., (Australia), 2.250%, 01/17/19	196

		14,281

	Capital Markets — 0.5%
150	Ameriprise Financial, Inc., 4.000%, 10/15/23	157
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	91
100	2.950%, 06/18/15	102
100	4.150%, 02/01/21	108
100	BlackRock, Inc., 6.250%, 09/15/17	113
250	Credit Suisse, (Switzerland), 3.625%, 09/09/24	247
100	Credit Suisse USA, Inc., 7.125%, 07/15/32	138
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	124
	Goldman Sachs Group, Inc. (The),
85	2.375%, 01/22/18	86
273	2.625%, 01/31/19	272
220	2.900%, 07/19/18	225
210	3.300%, 05/03/15	214
350	3.625%, 01/22/23	348
121	3.850%, 07/08/24	120
185	4.000%, 03/03/24	186
160	4.800%, 07/08/44	161
100	7.500%, 02/15/19	119
	Jefferies Group LLC,
35	6.875%, 04/15/21	41
65	8.500%, 07/15/19	80
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	91
	Morgan Stanley,
65	1.750%, 02/25/16	66
165	2.125%, 04/25/18	165
65	2.500%, 01/24/19	65
82	3.750%, 02/25/23	82
255	Series F, 3.875%, 04/29/24	255
300	4.750%, 03/22/17	322
186	5.000%, 11/24/25	194
100	5.550%, 04/27/17	109
500	5.750%, 10/18/16	544
15	6.375%, 07/24/42	19
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	State Street Corp.,
36	3.100%, 05/15/23	35
154	3.700%, 11/20/23	159
	UBS AG, (Switzerland),
330	2.375%, 08/14/19	327
150	5.750%, 04/25/18	169

		5,590

	Consumer Finance — 0.3%
	American Express Co.,
195	1.550%, 05/22/18	192
250	7.000%, 03/19/18	291
	American Honda Finance Corp.,
310	2.250%, 08/15/19	309
150	7.625%, 10/01/18 (e)	181
265	Capital One Financial Corp., 2.450%, 04/24/19	264
	Caterpillar Financial Services Corp.,
320	1.250%, 08/18/17	319
100	2.850%, 06/01/22	99
121	3.750%, 11/24/23	126
	Ford Motor Credit Co. LLC,
220	1.700%, 05/09/16	222
200	2.375%, 03/12/19	198
200	3.664%, 09/08/24	196
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16	65
20	3.250%, 05/15/18	20
	John Deere Capital Corp.,
181	1.050%, 10/11/16	181
106	5.750%, 09/10/18	121
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	97
	Synchrony Financial,
215	3.750%, 08/15/21	217
80	4.250%, 08/15/24	80
	Toyota Motor Credit Corp.,
174	2.000%, 10/24/18	174
200	2.625%, 01/10/23	195

		3,547

	Diversified Financial Services — 0.2%
60	Berkshire Hathaway, Inc., 4.500%, 02/11/43	61
	CME Group, Inc.,
100	3.000%, 09/15/22	100
49	5.300%, 09/15/43	56
	General Electric Capital Corp.,
255	4.375%, 09/16/20	279
200	4.625%, 01/07/21	220
45	5.500%, 01/08/20	51
105	5.625%, 05/01/18	119
290	5.875%, 01/14/38	350
210	6.750%, 03/15/32	277
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	98
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	267
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	193
	Shell International Finance B.V., (Netherlands),
290	3.400%, 08/12/23	295
95	4.550%, 08/12/43	100
210	Voya Financial, Inc., 5.500%, 07/15/22	237

		2,703

	Insurance — 0.3%
	Allstate Corp. (The),
61	3.150%, 06/15/23	61
120	5.550%, 05/09/35	141
36	VAR, 5.750%, 08/15/53	38
	American International Group, Inc.,
32	2.300%, 07/16/19	32
225	3.375%, 08/15/20	232
24	4.125%, 02/15/24	25
110	4.500%, 07/16/44	108
290	4.875%, 06/01/22	319
175	6.400%, 12/15/20	208
	Aon Corp.,
53	3.125%, 05/27/16	55
28	6.250%, 09/30/40	35
80	Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	79
	CNA Financial Corp.,
15	5.850%, 12/15/14	15
30	5.875%, 08/15/20	34
100	6.500%, 08/15/16	110
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	109
25	Lincoln National Corp., 4.850%, 06/24/21	28
90	Markel Corp., 3.625%, 03/30/23	90

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	106
	MetLife, Inc.,
35	2.463%, 12/15/44	35
70	4.125%, 08/13/42	66
350	4.875%, 11/13/43	373
45	6.400%, 12/15/36	50
	Metropolitan Life Global Funding I,
200	1.300%, 04/10/17 (e)	200
410	1.500%, 01/10/18 (e)	406
100	3.125%, 01/11/16 (e)	103
	New York Life Global Funding,
130	2.100%, 01/02/19 (e)	130
146	2.150%, 06/18/19 (e)	146
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	77
150	Pricoa Global Funding I, 2.200%, 05/16/19 (e)	148
100	Progressive Corp. (The), 4.350%, 04/25/44	101
	Prudential Financial, Inc.,
110	5.100%, 08/15/43	116
175	VAR, 5.200%, 03/15/44	176
90	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	88
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	101

		4,141

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
165	3.450%, 09/15/21	162
40	3.500%, 01/31/23	38
115	4.500%, 01/15/18	123
110	AvalonBay Communities, Inc., 3.625%, 10/01/20	114
	Boston Properties LP,
85	3.800%, 02/01/24	85
320	3.850%, 02/01/23	327
64	Camden Property Trust, 5.700%, 05/15/17	70
170	DDR Corp., 3.500%, 01/15/21	171
	Duke Realty LP,
159	3.875%, 02/15/21	164
30	6.750%, 03/15/20	35
60	Equity Commonwealth, 6.650%, 01/15/18	66
263	ERP Operating LP, 4.625%, 12/15/21	287
	HCP, Inc.,
244	2.625%, 02/01/20	240
30	3.150%, 08/01/22	29
120	3.875%, 08/15/24	117
65	4.200%, 03/01/24	66
58	4.250%, 11/15/23	60
91	Health Care REIT, Inc., 4.500%, 01/15/24	94
115	Kimco Realty Corp., 3.200%, 05/01/21	115
	Liberty Property LP,
45	3.375%, 06/15/23	44
55	4.400%, 02/15/24	57
113	Prologis LP, 4.250%, 08/15/23	117
135	Realty Income Corp., 4.125%, 10/15/26	135
	Simon Property Group LP,
17	5.650%, 02/01/20	19
100	6.125%, 05/30/18	115
110	UDR, Inc., 3.700%, 10/01/20	114
	Ventas Realty LP/Ventas Capital Corp.,
80	2.700%, 04/01/20	79
195	4.250%, 03/01/22	203
60	Weingarten Realty Investors, 4.450%, 01/15/24	63

		3,309

	Thrifts & Mortgage Finance — 0.1%
	Abbey National Treasury Services plc, (United Kingdom),
335	1.650%, 09/29/17	334
200	2.350%, 09/10/19	198
	BPCE S.A., (France),
200	5.700%, 10/22/23 (e)	213
260	VAR, 0.843%, 06/23/17	260

		1,005

	Total Financials	34,576

Health Care — 0.5%
	Biotechnology — 0.1%
	Amgen, Inc.,
120	3.625%, 05/22/24	119
150	3.875%, 11/15/21	158
150	4.100%, 06/15/21	159
40	4.950%, 10/01/41	41
65	5.650%, 06/15/42	74
	Celgene Corp.,
132	3.625%, 05/15/24	131
100	3.950%, 10/15/20	106

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
85	Gilead Sciences, Inc., 4.800%, 04/01/44	89

		877

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
50	4.500%, 05/15/42	49
183	4.750%, 03/15/44	186
	Cigna Corp.,
65	4.000%, 02/15/22	68
65	5.375%, 02/15/42	72
	Express Scripts Holding Co.,
110	2.250%, 06/15/19	109
90	3.500%, 06/15/24	88
80	3.900%, 02/15/22	83
175	4.750%, 11/15/21	191
	McKesson Corp.,
72	2.700%, 12/15/22	69
140	4.883%, 03/15/44	144
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	116
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	29
200	2.875%, 03/15/23	195
35	3.950%, 10/15/42	33
59	Ventas Realty LP, 3.750%, 05/01/24	58
	WellPoint, Inc.,
60	2.300%, 07/15/18	60
50	4.625%, 05/15/42	49
160	5.100%, 01/15/44	170
200	5.850%, 01/15/36	235

		2,004

	Life Sciences Tools & Services — 0.0% (g)
92	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	95

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
105	1.750%, 11/06/17	105
225	2.900%, 11/06/22	215
	Actavis Funding SCS, (Luxembourg),
69	3.850%, 06/15/24 (e)	67
130	4.850%, 06/15/44 (e)	122
200	Bristol-Myers Squibb Co., 2.000%, 08/01/22	186
645	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	632
104	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	100
95	Johnson & Johnson, 3.375%, 12/05/23	99
263	Merck & Co., Inc., 2.800%, 05/18/23	256
	Mylan, Inc.,
265	2.600%, 06/24/18	268
100	7.875%, 07/15/20 (e)	109
132	Novartis Capital Corp., 3.400%, 05/06/24	134
65	Pfizer, Inc., 4.300%, 06/15/43	65
65	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	62
215	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	210
19	Zoetis, Inc., 1.875%, 02/01/18	19

		2,649

	Total Health Care	5,625

Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	68
	Honeywell International, Inc.,
139	3.350%, 12/01/23	142
100	4.250%, 03/01/21	110
	Lockheed Martin Corp.,
75	4.070%, 12/15/42	71
200	4.250%, 11/15/19	219
180	United Technologies Corp., 5.400%, 05/01/35	212

		822

	Airlines — 0.1%
34	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	35
18	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	19
378	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	405
84	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	94
94	Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, 6.821%, 08/10/22	110
15	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	16
12	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	13
40	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
65	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	65

		803

	Commercial Services & Supplies — 0.0% (g)
100	Republic Services, Inc., 6.086%, 03/15/35	118
	Waste Management, Inc.,
37	4.600%, 03/01/21	41
100	4.750%, 06/30/20	110

		269

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	158

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	65
100	5.400%, 03/01/19	114
	General Electric Co.,
400	2.700%, 10/09/22	389
175	3.375%, 03/11/24	177
35	4.125%, 10/09/42	35
90	4.500%, 03/11/44	93
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	125
40	5.750%, 03/11/18	45

		1,043

	Machinery — 0.0% (g)
111	Caterpillar, Inc., 3.803%, 08/15/42	103
200	Illinois Tool Works, Inc., 3.500%, 03/01/24	203

		306

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
100	3.050%, 09/01/22	99
605	4.100%, 06/01/21	650
120	4.900%, 04/01/44	126
40	5.050%, 03/01/41	43
25	5.750%, 05/01/40	30
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	266
63	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	86
150	CSX Corp., 7.375%, 02/01/19	181
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
350	3.850%, 11/15/24 (e)	350
35	4.500%, 08/16/21 (e)	38
	Norfolk Southern Corp.,
50	4.800%, 08/15/43	54
391	4.837%, 10/01/41	419
35	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	35
	Ryder System, Inc.,
83	2.450%, 09/03/19	82
43	3.500%, 06/01/17	45
20	3.600%, 03/01/16	21
	Union Pacific Corp.,
150	3.750%, 03/15/24	156
300	4.750%, 12/15/43	323

		3,045

	Trading Companies & Distributors — 0.0% (g)
190	Air Lease Corp., 3.375%, 01/15/19	192

	Transportation Infrastructure — 0.0% (g)
200	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e)	202

	Total Industrials	6,840

Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
272	2.900%, 03/04/21	275
230	5.500%, 01/15/40	267

		542

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	103
150	6.000%, 04/01/20	170

		273

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
62	2.875%, 08/01/21	61
100	3.250%, 10/15/20	102

		163

	IT Services — 0.1%
	International Business Machines Corp.,
120	1.875%, 08/01/22	110
245	3.375%, 08/01/23	248
100	3.625%, 02/12/24	102

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
130	7.000%, 10/30/25	172
100	Xerox Corp., 5.625%, 12/15/19	113

		745

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Texas Instruments, Inc.,
92	2.375%, 05/16/16	95
197	2.750%, 03/12/21	198

		293

	Software — 0.1%
	Microsoft Corp.,
100	2.375%, 05/01/23	96
75	3.500%, 11/15/42	67
133	3.625%, 12/15/23	139
160	3.750%, 05/01/43	149
50	4.875%, 12/15/43	55
	Oracle Corp.,
255	2.500%, 10/15/22	244
70	2.800%, 07/08/21	70
56	3.625%, 07/15/23	57
185	4.500%, 07/08/44	187
200	5.750%, 04/15/18	227

		1,291

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
126	2.850%, 05/06/21	126
160	3.850%, 05/04/43	148
70	4.450%, 05/06/44	72
182	EMC Corp., 2.650%, 06/01/20	181
90	Hewlett-Packard Co., 6.000%, 09/15/41	102

		629

	Total Information Technology	3,936

Materials — 0.3%
	Chemicals — 0.2%
100	Agrium, Inc., (Canada), 6.125%, 01/15/41	119
	CF Industries, Inc.,
40	4.950%, 06/01/43	40
65	5.150%, 03/15/34	68
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	41
175	4.625%, 10/01/44	168
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	83
40	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	41
200	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	221
	Monsanto Co.,
43	1.850%, 11/15/18	43
16	4.200%, 07/15/34	16
166	Mosaic Co. (The), 5.625%, 11/15/43	185
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	254
	PPG Industries, Inc.,
100	2.700%, 08/15/22	97
160	7.400%, 08/15/19	192
300	Praxair, Inc., 2.200%, 08/15/22	283
150	Union Carbide Corp., 7.750%, 10/01/96	197

		2,048

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	48
150	Martin Marietta Materials, Inc., VAR, 1.333%, 06/30/17 (e)	151

		199

	Metals & Mining — 0.1%
60	Alcoa, Inc., 5.125%, 10/01/24	60
80	Allegheny Technologies, Inc., 5.875%, 08/15/23	84
130	ArcelorMittal, (Luxembourg), 5.111%, 02/25/17	134
50	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	46
40	Barrick North America Finance LLC, 5.700%, 05/30/41	39
139	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	152
	Freeport-McMoRan, Inc.,
200	3.875%, 03/15/23	197
84	5.450%, 03/15/43	86
	Glencore Finance Canada Ltd., (Canada),
180	4.250%, 10/25/22 (e)	181
60	5.550%, 10/25/42 (e)	60
	Nucor Corp.,
127	4.000%, 08/01/23	130
120	5.200%, 08/01/43	126
100	Rio Tinto Finance USA Ltd., (Australia), 4.125%, 05/20/21	107
200	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	193

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
85	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	80
133	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	134
60	Vale S.A., (Brazil), 5.625%, 09/11/42	59

		1,868

	Total Materials	4,115

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc.,
150	2.375%, 11/27/18	151
800	3.000%, 02/15/22	792
410	4.300%, 12/15/42	375
125	4.800%, 06/15/44	123
	British Telecommunications plc, (United Kingdom),
250	1.250%, 02/14/17	249
100	9.625%, 12/15/30	157
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	117
85	Orange S.A., (France), 5.375%, 01/13/42	93
40	SES Global Americas Holdings GP, 2.500%, 03/25/19 (e)	40
	Telefonica Emisiones S.A.U., (Spain),
150	4.570%, 04/27/23	157
62	5.134%, 04/27/20	68
40	5.877%, 07/15/19	46
65	7.045%, 06/20/36	82
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	144
465	3.850%, 11/01/42	406
209	4.150%, 03/15/24	216
130	4.500%, 09/15/20	140
285	4.862%, 08/21/46 (e)	286
277	6.400%, 09/15/33	337
135	6.550%, 09/15/43	169

		4,148

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	3.125%, 07/16/22	194
100	5.000%, 03/30/20	110
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	102
	Vodafone Group plc, (United Kingdom),
135	4.375%, 02/19/43	122
125	5.625%, 02/27/17	137
50	6.150%, 02/27/37	58

		723

	Total Telecommunication Services	4,871

Utilities — 1.0%
	Electric Utilities — 0.7%
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	62
200	3.850%, 12/01/42	192
50	4.150%, 08/15/44	50
100	Appalachian Power Co., 4.600%, 03/30/21	110
150	Arizona Public Service Co., 4.500%, 04/01/42	156
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	64
170	3.350%, 07/01/23	172
140	DTE Electric Co., 3.375%, 03/01/25	141
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	88
	Duke Energy Corp.,
312	3.050%, 08/15/22	310
30	3.750%, 04/15/24	31
130	5.050%, 09/15/19	145
150	Duke Energy Progress, Inc., 4.100%, 03/15/43	149
	Electricite de France S.A., (France),
80	2.150%, 01/22/19 (e)	80
105	4.875%, 01/22/44 (e)	111
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	148
80	FirstEnergy Solutions Corp., 6.800%, 08/15/39	88
125	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	127
	Florida Power & Light Co.,
100	4.050%, 10/01/44	99
50	5.950%, 10/01/33	63
35	Great Plains Energy, Inc., 4.850%, 06/01/21	39
300	Indiana Michigan Power Co., 7.000%, 03/15/19	359
	ITC Holdings Corp.,
135	3.650%, 06/15/24	135
114	6.050%, 01/31/18 (e)	128
200	Kansas City Power & Light Co., 5.300%, 10/01/41	226

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
90	Kansas Gas & Electric Co., 4.300%, 07/15/44 (e)	91
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	213
45	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	44
75	Monongahela Power Co., 5.400%, 12/15/43 (e)	86
	Nevada Power Co.,
34	5.450%, 05/15/41	41
50	6.500%, 08/01/18	58
253	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	256
145	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	146
95	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	100
115	Oncor Electric Delivery Co. LLC, 2.150%, 06/01/19 (e)	114
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	74
195	3.400%, 08/15/24	194
80	3.850%, 11/15/23	83
80	4.750%, 02/15/44	84
100	6.050%, 03/01/34	123
245	PacifiCorp, 2.950%, 02/01/22	246
400	PECO Energy Co., 4.800%, 10/15/43	450
200	Pennsylvania Electric Co., 6.050%, 09/01/17	224
	PPL Capital Funding, Inc.,
60	4.200%, 06/15/22	64
75	4.700%, 06/01/43	77
180	Series A, VAR, 6.700%, 03/30/67	182
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	105
42	4.750%, 07/15/43	46
15	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	17
	Progress Energy, Inc.,
130	3.150%, 04/01/22	130
117	4.400%, 01/15/21	128
150	Public Service Co. of Colorado, 2.500%, 03/15/23	144
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	31
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	41
31	South Carolina Electric & Gas Co., 4.500%, 06/01/64	31
	Southern California Edison Co.,
55	Series 14-B, 1.125%, 05/01/17	55
40	4.500%, 09/01/40	42
66	4.650%, 10/01/43	71
100	6.650%, 04/01/29	128
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	251
	Virginia Electric and Power Co.,
150	2.750%, 03/15/23	147
21	3.450%, 02/15/24	21
75	4.000%, 01/15/43	72
150	Wisconsin Electric Power Co., 1.700%, 06/15/18	149
95	Xcel Energy, Inc., 4.700%, 05/15/20	105

		8,047

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	94
185	DCP Midstream Operating LP, 3.875%, 03/15/23	185

		279

	Independent Power & Renewable Electricity Producers — 0.1%
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	103
90	Oglethorpe Power Corp., 4.550%, 06/01/44	90
	PSEG Power LLC,
25	4.300%, 11/15/23	26
188	5.125%, 04/15/20	208
	Southern Power Co.,
55	5.150%, 09/15/41	60
35	5.250%, 07/15/43	39

		526

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
200	5.250%, 08/15/19	224
18	5.875%, 03/15/41	22
	Berkshire Hathaway Energy Co.,
90	5.150%, 11/15/43	100
100	5.750%, 04/01/18	113
	Consolidated Edison Co. of New York, Inc.,
80	Series 08-A, 5.850%, 04/01/18	91
100	Series 08-B, 6.750%, 04/01/38	134

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Dominion Resources, Inc.,
340	5.200%, 08/15/19	384
165	VAR, 0.000%, 10/01/54	167
61	DTE Energy Co., Series F, 3.850%, 12/01/23	63
	NiSource Finance Corp.,
150	4.800%, 02/15/44	153
5	5.650%, 02/01/45	6
55	5.800%, 02/01/42	64
120	6.125%, 03/01/22	140
215	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	226
	Sempra Energy,
205	2.875%, 10/01/22	200
120	3.550%, 06/15/24	121
144	4.050%, 12/01/23	151
100	9.800%, 02/15/19	130

		2,489

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
240	3.850%, 03/01/24	250
100	6.593%, 10/15/37	132

		382

	Total Utilities	11,723

	Total Corporate Bonds (Cost $90,597)	93,128

Foreign Government Securities — 0.1%
50	Republic of Poland, (Poland), 4.000%, 01/22/24	51
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	212
	United Mexican States, (Mexico),
86	4.000%, 10/02/23	89
143	5.550%, 01/21/45	159

	Total Foreign Government Securities (Cost $474)	511

SHARES
Investment Companies — 21.1% (b)
4,278	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	35,933
1,033	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	24,211
1,281	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	11,840
6,837	JPMorgan High Yield Fund, Class R6 Shares	54,084
2,830	JPMorgan Intrepid International Fund, Institutional Class Shares	56,789
821	JPMorgan Mid Cap Equity Fund, Class R6 Shares	36,259
2,852	JPMorgan Realty Income Fund, Institutional Class Shares	35,823

	Total Investment Companies (Cost $235,183)	254,939

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.2%
51	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	56
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
71	6.500%, 11/01/22 - 03/01/26	81
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
304	4.500%, 05/01/41	330
206	5.500%, 02/01/39	229
241	6.000%, 08/01/36 - 12/01/36	277
4	7.000%, 02/01/26	4
11	7.500%, 05/01/26 - 08/01/27	13
4	8.000%, 04/01/25 - 05/01/25	5
6	8.500%, 07/01/26	7
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1	7.000%, 12/01/14 - 03/01/16	1
	Federal National Mortgage Association, 15 Year, Single Family,
15	4.500%, 05/01/19	15
19	5.000%, 10/01/19	20
148	6.000%, 10/01/19 - 01/01/24	159
160	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	178
	Federal National Mortgage Association, 30 Year, Single Family,
243	6.000%, 12/01/32 - 04/01/35	279
299	6.500%, 02/01/26 - 10/01/38	343
159	7.000%, 03/01/26 - 11/01/38	181
11	7.500%, 11/01/26	11
30	8.000%, 11/01/22 - 06/01/24	33
8	8.500%, 11/01/18	8
13	9.000%, 08/01/24	15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, Other,
145	VAR, 0.506%, 01/01/23	145
228	VAR, 0.526%, 05/01/24	228
200	1.792%, 05/01/20	195
400	2.077%, 06/01/20	400
195	2.428%, 05/01/23	189
345	2.480%, 12/01/22 - 07/01/23	335
382	2.490%, 10/01/17 - 01/01/23	381
400	2.531%, 11/01/22	393
250	2.604%, 05/01/23	242
195	2.614%, 03/01/23	192
196	2.703%, 04/01/23	194
439	2.769%, 05/01/23	435
240	2.934%, 06/01/22	243
96	2.996%, 06/01/22	97
148	3.050%, 10/01/20	153
99	3.110%, 10/01/21	103
95	3.131%, 12/01/21	98
600	3.320%, 05/01/24	611
228	3.327%, 10/01/20	238
300	3.450%, 11/01/23	312
200	3.482%, 11/01/20	210
200	3.492%, 01/01/18	211
620	3.500%, 05/01/43 - 06/01/43	633
298	3.540%, 11/01/21	313
148	3.590%, 10/01/20	157
200	3.596%, 12/01/20	211
188	3.658%, 10/01/20	199
500	3.690%, 11/01/23	529
953	3.743%, 06/01/18	1,014
394	3.760%, 08/01/23	420
188	3.804%, 05/01/22	200
237	3.810%, 01/01/19	252
141	3.823%, 12/01/20	150
400	3.860%, 11/01/23	429
355	4.000%, 07/01/42	376
400	4.174%, 10/01/20	433
236	4.369%, 02/01/20	258
287	4.474%, 04/01/21	316
178	4.770%, 06/01/19	197
288	4.794%, 01/01/21	320
	Government National Mortgage Association II, 30 Year, Single Family,
5	8.000%, 07/20/28	6
32	8.500%, 09/20/25	36
	Government National Mortgage Association, 30 Year, Single Family,
45	6.500%, 01/15/24 - 03/15/28	51
98	7.000%, 04/15/24 - 05/15/26	103
17	7.500%, 06/15/25 - 05/15/26	18
25	8.000%, 04/15/24 - 09/15/27	27
28	8.500%, 06/15/22 - 12/15/22	30
2	10.000%, 07/15/18	2

	Total Mortgage Pass-Through Securities (Cost $14,263)	14,530

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	42
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	180

		222

	Ohio — 0.1%
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	297

	Total Municipal Bonds (Cost $395)	519

Preferred Securities — 0.2% (x)
Financials — 0.2%
	Banks — 0.1%
	Bank of America Corp.,
350	VAR, 5.125%, 06/17/19	339
135	Series X, VAR, 6.250%, 09/05/24	134
	Citigroup, Inc.,
85	Series D, VAR, 5.350%, 05/15/23	79
155	VAR, 6.300%, 05/15/24	153
200	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	200
200	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	206
75	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	71

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — continued
	Banks — continued
235	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	257

		1,439

	Capital Markets — 0.1%
199	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	185
200	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	194
240	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	243
260	Morgan Stanley, VAR, 5.450%, 07/15/19	258

		880

	Diversified Financial Services — 0.0% (g)
300	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	323

	Insurance — 0.0% (g)
100	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	105

	Total Financials	2,747

Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
130	Electricite de France S.A., (France), VAR, 5.250%, 01/29/23 (e)	132

	Total Preferred Securities (Cost $2,922)	2,879

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64 )	66

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
74	1.750%, 10/15/18	74
44	4.625%, 09/15/60	47
65	5.250%, 09/15/39 (m)	79

	Total U.S. Government Agency Securities (Cost $182)	200

U.S. Treasury Obligations — 4.6%
	U.S. Treasury Bonds,
220	3.375%, 05/15/44	227
3,000	5.375%, 02/15/31 (m)	3,971
2,000	6.000%, 02/15/26 (m)	2,669
3,000	U.S. Treasury Coupon STRIPS, 6.757%, 08/15/16 (m) (n)	2,967
	U.S. Treasury Notes,
115	0.250%, 11/30/14 (k)	115
8,140	0.250%, 01/31/15 (k)	8,145
6,000	0.250%, 05/15/16	5,984
5,000	0.625%, 11/30/17	4,910
1,780	0.875%, 07/15/17	1,774
4,000	1.000%, 11/30/19	3,832
2,000	1.125%, 12/31/19	1,926
6,000	1.375%, 11/30/15	6,081
4,000	1.625%, 04/30/19	3,985
20	1.625%, 07/31/19	20
185	2.375%, 08/15/24	183
2,000	2.625%, 12/31/14 (m)	2,013
6,000	3.000%, 02/28/17	6,312
600	3.125%, 10/31/16 (m)	630

	Total U.S. Treasury Obligations (Cost $55,022)	55,744

Short-Term Investments — 3.1%
	U.S. Treasury Obligations— 0.0% (g)
	U.S. Treasury Bills,
30	0.036%, 10/02/14 (k) (n)	30
30	0.036%, 03/12/15 (k) (n)	30
45	0.040%, 01/08/15 (k) (n)	45
80	0.072%, 05/28/15 (k) (n)	80

	Total U.S. Treasury Obligations (Cost $185)	185

SHARES
	Investment Company — 3.1%
37,561	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	37,561

	Total Short-Term Investments (Cost $37,746)	37,746

	Total Investments — 99.7% (Cost $1,038,408)	1,204,104
	Other Assets in Excess of Liabilities — 0.3%	3,984

	NET ASSETS — 100.0%	$1,208,088

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	80.6%
United Kingdom	2.5
Switzerland	1.9
Japan	1.7
France	1.4
South Korea	1.0
Others (each less than 1.0%)	7.8
Short-Term Investments	3.1

*	Percentages indicated are based on total investments as of September 30, 2014.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
98	TOPIX Index	12/11/14	$11,853	$328
41	S&P/Toronto 60 Index	12/18/14	6,306	(214)
164	10 Year U.S. Treasury Note	12/19/14	20,441	15
243	Dow Jones Euro STOXX 50 Index	12/19/14	9,892	79
40	E-mini Russell 2000	12/19/14	4,386	(106)
276	E-mini S&P 500	12/19/14	27,124	(211)
33	U.S. Treasury Long Bond	12/19/14	4,551	(34)
89	Long Gilt	12/29/14	16,324	66
20	2 Year U.S. Treasury Note	12/31/14	4,377	(1)
7	5 Year U.S. Treasury Note	12/31/14	828	— (h)

	Short Futures Outstanding
(76)	Hang Seng Index	10/30/14	(11,168)	249
(35)	10 Year U.S. Treasury Note	12/19/14	(4,362)	28
(160)	FTSE 100 Index	12/19/14	(17,134)	517
(15)	Ultra Long Term U.S. Treasury Bond	12/19/14	(2,287)	16
(211)	5 Year U.S. Treasury Note	12/31/14	(24,953)	20

				$752

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT SEPTEMBER 30, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
124	EUR
97	for GBP	Citibank, N.A.	11/28/14	$157	#	$156	#	$(1)
2,729	AUD	Deutsche Bank AG	11/28/14	2,529		2,380		(149)
338	CHF	Credit Suisse International	11/28/14	354		354		— (h)
916	DKK	Credit Suisse International	11/28/14	157		155		(2)
1,048	DKK	Union Bank of Switzerland AG	11/28/14	187		178		(9)
1,196	EUR	Citibank, N.A.	11/28/14	1,510		1,511		1
156	EUR	Goldman Sachs International	11/28/14	201		197		(4)
130	EUR	State Street Corp.	11/28/14	175		165		(10)
638	GBP	Citibank, N.A.	11/28/14	1,033		1,033		— (h)
112	GBP	Royal Bank of Canada	11/28/14	182		181		(1)
363	GBP	Union Bank of Switzerland AG	11/28/14	602		588		(14)
12,459	JPY	Australia and New Zealand Banking Group Limited	11/28/14	121		114		(7)
123,855	JPY	Credit Suisse International	11/28/14	1,130		1,130		— (h)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,708	JPY	Goldman Sachs International	11/28/14	$186	$180	$(6)
15,418	JPY	HSBC Bank, N.A.	11/28/14	151	141	(10)
11,731	JPY	State Street Corp.	11/28/14	115	107	(8)
7,685	SEK	Barclays Bank plc	11/28/14	1,116	1,065	(51)
1,040	SGD	Union Bank of Switzerland AG	11/28/14	833	815	(18)

				$10,739	$10,450	$(289)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
493	CAD	Deutsche Bank AG	11/28/14	$449	$439	$10
1,079	CHF	Barclays Bank plc	11/28/14	1,185	1,131	54
416	CHF	HSBC Bank, N.A.	11/28/14	460	436	24
315	CHF	Royal Bank of Canada	11/28/14	337	330	7
1,634	EUR	State Street Corp.	11/28/14	2,167	2,064	103
88	GBP	Credit Suisse International	11/28/14	144	142	2
101	GBP	Goldman Sachs International	11/28/14	168	164	4
71	GBP	Societe Generale	11/28/14	118	114	4
99	GBP	Westpac Banking Corp.	11/28/14	160	161	(1)
2,773	HKD	Deutsche Bank AG	11/28/14	358	357	1
12,656	JPY	Societe Generale	11/28/14	123	115	8
13,361	JPY	State Street Corp.	11/28/14	129	122	7
4,048	NOK	Barclays Bank plc	11/28/14	657	629	28

				$6,455	$6,204	$251

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at September 30, 2014 of the currency being sold, and the value at September 30, 2014 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rate in effect as of September 30, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $145,396,000 and 12.1%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,616
Aggregate gross unrealized depreciation	(15,920)

Net unrealized appreciation/depreciation	$165,696

Federal income tax cost of investments	$1,038,408

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at September 30, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$69,030	$20,095	$397		$89,522
Consumer Staples	25,552	10,513	—	(a)	36,065
Energy	39,234	11,632	—		50,866
Financials	89,226	33,860	—		123,086
Health Care	68,335	13,608	—	(a)	81,943
Industrials	50,125	17,299	—		67,424
Information Technology	95,513	15,207	—		110,720
Materials	17,657	10,524	—		28,181
Telecommunication Services	6,722	5,823	—		12,545
Utilities	11,705	3,096	—		14,801

Total Common Stocks	473,099	141,657	397		615,153

Preferred Stocks
Consumer Discretionary	—	735	—		735
Consumer Staples	—	1,099	—		1,099
Financials	311	—	—		311
Industrials	111	—	—		111

Total Preferred Stocks	422	1,834	—		2,256

Debt Securities
Asset-Backed Securities	—	7,775	32,592		40,367
Collateralized Mortgage Obligations
Agency CMO	—	62,821	361		63,182
Non-Agency CMO	—	17,875	90		17,965

Total Collateralized Mortgage Obligations	—	80,696	451		81,147

Commercial Mortgage-Backed Securities	—	4,749	170		4,919
Corporate Bonds
Consumer Discretionary	—	7,183	—		7,183
Consumer Staples	—	5,320	—		5,320
Energy	—	8,939	—		8,939
Financials	—	34,576	—		34,576
Health Care	—	5,625	—		5,625
Industrials	—	6,037	803		6,840
Information Technology	—	3,936	—		3,936
Materials	—	4,115	—		4,115
Telecommunication Services	—	4,871	—		4,871

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utilities	$—	$11,723	$—	$11,723

Total Corporate Bonds	—	92,325	803	93,128

Foreign Government Securities	—	511	—	511
Mortgage Pass-Through Securities	—	14,530	—	14,530
Municipal Bonds	—	519	—	519
Preferred Securities
Financials	—	2,747	—	2,747
Utilities	—	132	—	132

Total Preferred Securities	—	2,879	—	2,879

Supranational	—	66	—	66
U.S. Government Agency Securities	—	200	—	200
U.S. Treasury Obligations	—	55,744	—	55,744
Short-Term Investments
Investment Company	37,561	—	—	37,561
U.S. Treasury Obligations	—	185	—	185

Total Short-Term Investments	37,561	185	—	37,746

Investment Companies	254,939	—	—	254,939

Total Investments in Securities	$766,021	$403,670	$34,413	$1,204,104

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$253	$—	$253
Futures Contracts	1,318	—	—	1,318

Total Appreciation in Other Financial Instruments	$1,318	$253	$—	$1,571

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(291)	$—	$(291)
Futures Contracts	(566)	—	—	(566)

Total Depreciation in Other Financial Instruments	$(566)	$(291)	$—	$(857)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/14
Investments in Securities
Asset-Backed Securities	$31,932		$—	$47	$40	$2,243		$(1,670)	$—	$—	$32,592
Collateralized Mortgage Obligations - Agency CMO	9		—	(1)	—	362		—	—	(9)	361
Collateralized Mortgage Obligations - Non-Agency CMO	—		—	—	—	—		(13)	103	—	90
Commercial Mortgage-Backed Securities	181		—	—	(7)	—	(b)	(4)	—	—	170
Common Stocks - Consumer Discretionary	—		—	13	—	—		—	384	—	397
Common Stocks - Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Health Care	—	(a)	—	—	—	—		— (a)	—	—	—	(a)
Corporate Bonds - Industrials	826		—	(8)	—	378		(393)	—	—	803

Total	$32,948		$—	$51	$33	$2,983		$(2,080)	$487	$(9)	$34,413

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $51,000.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

Diversified Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at 9/30/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Approach	Discount for Lack of Marketability (b)	100% (N/A)
	—	(a)	Mergers and Acquisitions	Discount for potential outcome	100% (N/A)

Common Stock	—	(a)
	32,953		Discounted Cash Flow	Constant Prepayment Rate	0% – 10.00% (3.05%)
				Constant Default Rate	0% – 13.00% (6.59%)
				Yield (Discount Rate of Cash Flows)	0.40 – 8.09% (1.73%)

Asset-Backed Securities	32,953
	67		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	0.27% – 0.39% (0.32%)

Commercial Mortgage-Backed Securities	67

Total	$33,020

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At September 30, 2014, the value of these securities was approximately $1,393,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Value is zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.1%
Consumer Discretionary — 17.7%
	Hotels, Restaurants & Leisure — 5.4%
80	Las Vegas Sands Corp.	4,947
153	Starbucks Corp.	11,540

		16,487

	Internet & Catalog Retail — 7.5%
35	Amazon.com, Inc. (a)	11,202
10	Priceline Group, Inc. (The) (a)	11,719

		22,921

	Specialty Retail — 2.4%
79	Home Depot, Inc. (The)	7,268

	Textiles, Apparel & Luxury Goods — 2.4%
103	Michael Kors Holdings Ltd., (Hong Kong) (a)	7,344

	Total Consumer Discretionary	54,020

Consumer Staples — 2.6%
	Food & Staples Retailing — 2.6%
100	CVS Health Corp. (m)	7,935

Energy — 6.2%
	Energy Equipment & Services — 4.0%
120	Schlumberger Ltd. (m)	12,195

	Oil, Gas & Consumable Fuels — 2.2%
209	Cabot Oil & Gas Corp.	6,826

	Total Energy	19,021

Financials — 6.8%
	Capital Markets — 6.8%
41	Goldman Sachs Group, Inc. (The)	7,609
401	TD Ameritrade Holding Corp.	13,379

	Total Financials	20,988

Health Care — 21.9%
	Biotechnology — 20.3%
36	Alexion Pharmaceuticals, Inc. (a)	5,932
41	Biogen Idec, Inc. (a)	13,663
105	Celgene Corp. (a)	9,987
170	Gilead Sciences, Inc. (a)	18,051
18	Regeneron Pharmaceuticals, Inc. (a)	6,589
69	Vertex Pharmaceuticals, Inc. (a)	7,738

		61,960

	Pharmaceuticals — 1.6%
32	Salix Pharmaceuticals Ltd. (a)	5,027

	Total Health Care	66,987

Industrials — 9.5%
	Aerospace & Defense — 2.2%
35	TransDigm Group, Inc.	6,518

	Machinery — 2.9%
126	Flowserve Corp.	8,901

	Road & Rail — 4.4%
112	Kansas City Southern	13,538

	Total Industrials	28,957

Information Technology — 26.9%
	Internet Software & Services — 11.7%
207	Facebook, Inc., Class A (a)	16,367
33	Google, Inc., Class A (a)	19,585

		35,952

	IT Services — 6.4%
39	Alliance Data Systems Corp. (a)	9,627
135	MasterCard, Inc., Class A	9,942

		19,569

	Semiconductors & Semiconductor Equipment — 4.6%
171	ARM Holdings plc, (United Kingdom), ADR	7,463
75	Avago Technologies Ltd., (Singapore)	6,525

		13,988

	Software — 4.2%
110	salesforce.com, Inc. (a)	6,339
68	VMware, Inc., Class A (a)	6,395

		12,734

	Total Information Technology	82,243

Materials — 2.5%
	Chemicals — 2.5%
68	Monsanto Co.	7,696

	Total Common Stocks (Cost $237,403)	287,847

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.8%
	Investment Company — 5.8%
17,609	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $17,609)	17,609

	Total Investments — 99.9% (Cost $255,012)	305,456
	Other Assets in Excess of Liabilities — 0.1%	202

	NET ASSETS — 100.0%	$305,658

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,417
Aggregate gross unrealized depreciation	(973)

Net unrealized appreciation/depreciation	$50,444

Federal income tax cost of investments	$255,012

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$305,456	$—	$—	$305,456

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
Consumer Discretionary — 15.7%
	Distributors — 0.8%
82	Pool Corp. (m)	4,406

	Diversified Consumer Services — 1.1%
373	2U, Inc. (a)	5,815

	Hotels, Restaurants & Leisure — 1.1%
525	Scientific Games Corp., Class A (a)	5,659

	Household Durables — 0.5%
203	TRI Pointe Homes, Inc. (a)	2,623

	Internet & Catalog Retail — 1.8%
196	Coupons.com, Inc. (a)	2,338
116	HomeAway, Inc. (a)	4,130
201	RetailMeNot, Inc. (a)	3,249

		9,717

	Specialty Retail — 6.6%
148	Container Store Group, Inc. (The) (a)	3,225
175	Five Below, Inc. (a)	6,918
265	Francesca’s Holdings Corp. (a)	3,686
68	Lithia Motors, Inc., Class A	5,136
133	Men’s Wearhouse, Inc. (The)	6,270
117	Penske Automotive Group, Inc. (m)	4,734
125	Vitamin Shoppe, Inc. (a)	5,545

		35,514

	Textiles, Apparel & Luxury Goods — 3.8%
106	Movado Group, Inc.	3,501
57	Skechers U.S.A., Inc., Class A (a)	3,052
268	Vera Bradley, Inc. (a)	5,544
32	Vince Holding Corp. (a)	973
293	Wolverine World Wide, Inc.	7,354

		20,424

	Total Consumer Discretionary	84,158

Energy — 5.2%
	Energy Equipment & Services — 2.1%
57	Dril-Quip, Inc. (a)	5,082
196	Forum Energy Technologies, Inc. (a)	5,985

		11,067

	Oil, Gas & Consumable Fuels — 3.1%
136	Delek U.S. Holdings, Inc.	4,490
148	Eclipse Resources Corp. (a)	2,468
233	Laredo Petroleum, Inc. (a)	5,220
112	Oasis Petroleum, Inc. (a)	4,698

		16,876

	Total Energy	27,943

Financials — 8.2%
	Banks — 1.7%
42	Signature Bank (a)	4,698
73	Texas Capital Bancshares, Inc. (a)	4,206

		8,904

	Capital Markets — 2.7%
22	Cohen & Steers, Inc.	857
180	Financial Engines, Inc.	6,168
215	FXCM, Inc., Class A	3,400
401	PennantPark Investment Corp.	4,370

		14,795

	Insurance — 0.6%
78	AmTrust Financial Services, Inc.	3,089

	Real Estate Investment Trusts (REITs) — 1.0%
44	EastGroup Properties, Inc. (m)	2,648
67	Highwoods Properties, Inc. (m)	2,603

		5,251

	Real Estate Management & Development — 1.0%
181	RE/MAX Holdings, Inc., Class A	5,374

	Thrifts & Mortgage Finance — 1.2%
91	BofI Holding, Inc. (a)	6,607

	Total Financials	44,020

Health Care — 22.9%
	Biotechnology — 10.0%
142	ACADIA Pharmaceuticals, Inc. (a)	3,517
88	Acceleron Pharma, Inc. (a)	2,647
71	Aegerion Pharmaceuticals, Inc. (a)	2,381
165	Arrowhead Research Corp. (a)	2,431
67	Avalanche Biotechnologies, Inc. (a)	2,286
133	Chimerix, Inc. (a)	3,664
159	Exact Sciences Corp. (a)	3,082
352	Halozyme Therapeutics, Inc. (a)	3,201
218	Ignyta, Inc. (a)	1,759
232	Insmed, Inc. (a)	3,028
97	Intrexon Corp. (a)	1,807
54	Isis Pharmaceuticals, Inc. (a)	2,112
200	Keryx Biopharmaceuticals, Inc. (a)	2,753
87	Kite Pharma, Inc. (a)	2,483
117	Portola Pharmaceuticals, Inc. (a)	2,956
27	Puma Biotechnology, Inc. (a)	6,427
68	Receptos, Inc. (a)	4,201
357	Threshold Pharmaceuticals, Inc. (a)	1,290

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
87	Versartis, Inc. (a)	1,651

		53,676

	Health Care Equipment & Supplies — 5.2%
410	GenMark Diagnostics, Inc. (a)	3,676
209	Insulet Corp. (a)	7,692
186	K2M Group Holdings, Inc. (a)	2,681
454	Novadaq Technologies, Inc., (Canada) (a)	5,758
412	Syneron Medical Ltd., (Israel) (a)	4,123
1,677	Unilife Corp. (a)	3,849

		27,779

	Health Care Providers & Services — 3.3%
174	Acadia Healthcare Co., Inc. (a)	8,432
139	Surgical Care Affiliates, Inc. (a)	3,720
87	WellCare Health Plans, Inc. (a)	5,254

		17,406

	Health Care Technology — 1.1%
205	Veeva Systems, Inc., Class A (a)	5,787

	Life Sciences Tools & Services — 1.6%
178	Bruker Corp. (a)	3,303
222	Fluidigm Corp. (a)	5,440

		8,743

	Pharmaceuticals — 1.7%
303	Nektar Therapeutics (a)	3,658
97	Revance Therapeutics, Inc. (a)	1,870
123	Sagent Pharmaceuticals, Inc. (a)	3,814

		9,342

	Total Health Care	122,733

Industrials — 21.8%
	Aerospace & Defense — 1.8%
111	HEICO Corp. (m)	5,185
107	Hexcel Corp. (a) (m)	4,262

		9,447

	Air Freight & Logistics — 1.2%
171	XPO Logistics, Inc. (a)	6,441

	Airlines — 1.1%
87	Spirit Airlines, Inc. (a)	6,024

	Building Products — 2.7%
149	Fortune Brands Home & Security, Inc.	6,144
23	Norcraft Cos., Inc. (a)	373
231	Trex Co., Inc. (a)	7,995

		14,512

	Electrical Equipment — 3.1%
87	Acuity Brands, Inc.	10,188
105	Generac Holdings, Inc. (a)	4,252
264	TCP International Holdings Ltd., (Switzerland) (a)	2,009

		16,449

	Industrial Conglomerates — 1.2%
82	Carlisle Cos., Inc. (m)	6,626

	Machinery — 3.1%
74	Graco, Inc. (m)	5,375
131	Middleby Corp. (The) (a)	11,508

		16,883

	Marine — 1.3%
60	Kirby Corp. (a)	7,018

	Road & Rail — 2.1%
195	Marten Transport Ltd.	3,479
107	Old Dominion Freight Line, Inc. (a)	7,523

		11,002

	Trading Companies & Distributors — 4.2%
46	DXP Enterprises, Inc. (a)	3,367
54	MSC Industrial Direct Co., Inc., Class A	4,613
215	Rush Enterprises, Inc., Class A (a)	7,191
84	Watsco, Inc. (m)	7,269

		22,440

	Total Industrials	116,842

Information Technology — 23.0%
	Communications Equipment — 4.3%
278	Aruba Networks, Inc. (a)	5,994
238	Ciena Corp. (a) (m)	3,976
479	Infinera Corp. (a)	5,110
41	Palo Alto Networks, Inc. (a)	4,030
294	Ruckus Wireless, Inc. (a)	3,927

		23,037

	Electronic Equipment, Instruments & Components — 0.7%
50	FEI Co. (m)	3,752

	Internet Software & Services — 7.8%
130	ChannelAdvisor Corp. (a)	2,129
141	Cornerstone OnDemand, Inc. (a)	4,842
44	CoStar Group, Inc. (a)	6,858
143	Dealertrack Technologies, Inc. (a)	6,193
123	Demandware, Inc. (a)	6,273

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
188	Envestnet, Inc. (a)	8,448
149	Marketo, Inc. (a)	4,817
50	Trulia, Inc. (a)	2,466

		42,026

	Semiconductors & Semiconductor Equipment — 3.3%
101	Cavium, Inc. (a)	5,017
420	Inphi Corp. (a)	6,039
148	Monolithic Power Systems, Inc.	6,510

		17,566

	Software — 5.8%
262	A10 Networks, Inc. (a)	2,389
87	CommVault Systems, Inc. (a)	4,371
135	FleetMatics Group plc, (Ireland) (a)	4,106
225	Fortinet, Inc. (a)	5,680
139	Guidewire Software, Inc. (a)	6,156
88	Imperva, Inc. (a)	2,536
82	Tableau Software, Inc., Class A (a)	5,979

		31,217

	Technology Hardware, Storage & Peripherals — 1.1%
230	Nimble Storage, Inc. (a)	5,968

	Total Information Technology	123,566

Materials — 1.3%
	Construction Materials — 1.3%
71	Eagle Materials, Inc.	7,181

Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
311	Boingo Wireless, Inc. (a)	2,216
225	RingCentral, Inc., Class A (a)	2,864

	Total Telecommunication Services	5,080

	Total Common Stocks (Cost $427,132)	531,523

PRINCIPAL AMOUNT($)
Short-term Investment — 1.0%
5,601	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,601)	5,601

	Total Investments — 100.0% (Cost $432,733)	537,124
	Other Assets in Excess of Liabilities — 0.0% (g)	15

	NET ASSETS — 100.0%	$537,139

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,265
Aggregate gross unrealized depreciation	(32,874)

Net unrealized appreciation/depreciation	$104,391

Federal income tax cost of investments	$432,733

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$537,124	$—	$—	$537,124

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
Consumer Discretionary — 18.9%
	Hotels, Restaurants & Leisure — 4.5%
27	Las Vegas Sands Corp.	1,693
23	Starbucks Corp.	1,729

		3,422

	Internet & Catalog Retail — 6.9%
8	Amazon.com, Inc. (a)	2,518
2	Priceline Group, Inc. (The) (a)	2,740

		5,258

	Media — 1.9%
23	DISH Network Corp., Class A (a)	1,491

	Multiline Retail — 4.0%
50	Kohl’s Corp.	3,054

	Specialty Retail — 1.6%
36	Best Buy Co., Inc.	1,225

	Total Consumer Discretionary	14,450

Consumer Staples — 3.9%
	Beverages — 1.9%
23	Dr. Pepper Snapple Group, Inc.	1,492

	Household Products — 2.0%
18	Procter & Gamble Co. (The)	1,514

	Total Consumer Staples	3,006

Energy — 7.6%
	Energy Equipment & Services — 1.1%
8	Schlumberger Ltd.	841

	Oil, Gas & Consumable Fuels — 6.5%
28	Cabot Oil & Gas Corp.	913
15	Devon Energy Corp.	1,009
24	Exxon Mobil Corp. (m)	2,299
19	Kinder Morgan, Inc.	736

		4,957

	Total Energy	5,798

Financials — 21.9%
	Banks — 5.2%
6	M&T Bank Corp.	789
61	Wells Fargo & Co.	3,175

		3,964

	Capital Markets — 3.2%
31	T. Rowe Price Group, Inc.	2,456

	Consumer Finance — 2.4%
22	Capital One Financial Corp.	1,815

	Diversified Financial Services — 1.6%
9	Berkshire Hathaway, Inc., Class B (a)	1,249

	Insurance — 7.7%
50	American International Group, Inc. (m)	2,714
77	Loews Corp.	3,198

		5,912

	Real Estate Investment Trusts (REITs) — 1.8%
45	Rayonier, Inc. (m)	1,412

	Total Financials	16,808

Health Care — 16.7%
	Biotechnology — 11.9%
10	Alexion Pharmaceuticals, Inc. (a)	1,716
8	Biogen Idec, Inc. (a)	2,590
45	Gilead Sciences, Inc. (a)	4,761

		9,067

	Pharmaceuticals — 4.8%
25	Johnson & Johnson	2,646
7	Salix Pharmaceuticals Ltd. (a)	1,044

		3,690

	Total Health Care	12,757

Industrials — 6.9%
	Aerospace & Defense — 2.1%
15	United Technologies Corp.	1,609

	Road & Rail — 4.8%
30	Kansas City Southern	3,668

	Total Industrials	5,277

Information Technology — 17.7%
	Internet Software & Services — 10.3%
29	Facebook, Inc., Class A (a)	2,290
10	Google, Inc., Class C (a)	5,641

		7,931

	IT Services — 3.3%
34	MasterCard, Inc., Class A	2,500

	Semiconductors & Semiconductor Equipment — 2.5%
44	ARM Holdings plc, (United Kingdom), ADR	1,930

	Software — 1.6%
21	salesforce.com, Inc. (a)	1,217

	Total Information Technology	13,578

Materials — 1.9%
	Containers & Packaging — 1.9%
31	Rock-Tenn Co., Class A	1,487

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Utilities — 2.0%
	Electric Utilities — 2.0%
27	Edison International	1,508

	Total Common Stocks (Cost $68,512)	74,669

Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,928	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,928)	1,928

	Total Investments — 100.0% (Cost $70,440)	76,597
	Liabilities in Excess of Other Assets — 0.0% (g)	(4)

	NET ASSETS — 100.0%	$76,593

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,326
Aggregate gross unrealized depreciation	(1,169)

Net unrealized appreciation/depreciation	$6,157

Federal income tax cost of investments	$70,440

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$76,597	$—	$—	$76,597

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
Consumer Discretionary — 10.8%
	Hotels, Restaurants & Leisure — 1.2%
78	Marriott International, Inc., Class A	5,431

	Media — 5.2%
41	CBS Corp. (Non-Voting), Class B	2,167
87	Comcast Corp., Class A	4,652
101	DISH Network Corp., Class A (a)	6,490
28	Gannett Co., Inc.	828
69	Time Warner, Inc.	5,197
55	Walt Disney Co. (The) (m)	4,932

		24,266

	Specialty Retail — 3.8%
8	AutoZone, Inc. (a)	3,980
160	Best Buy Co., Inc.	5,385
56	Home Depot, Inc. (The)	5,101
32	Tiffany & Co.	3,120

		17,586

	Textiles, Apparel & Luxury Goods — 0.6%
74	Coach, Inc.	2,621

	Total Consumer Discretionary	49,904

Consumer Staples — 7.4%
	Beverages — 2.0%
55	Dr. Pepper Snapple Group, Inc.	3,543
77	Molson Coors Brewing Co., Class B	5,732

		9,275

	Food & Staples Retailing — 1.5%
88	CVS Health Corp.	6,972

	Food Products — 1.8%
79	Campbell Soup Co.	3,388
89	Kraft Foods Group, Inc.	5,037

		8,425

	Household Products — 1.3%
69	Procter & Gamble Co. (The)	5,790

	Tobacco — 0.8%
82	Altria Group, Inc.	3,786

	Total Consumer Staples	34,248

Energy — 13.7%
	Energy Equipment & Services — 0.9%
57	National Oilwell Varco, Inc.	4,353

	Oil, Gas & Consumable Fuels — 12.8%
107	Chevron Corp.	12,762
113	ConocoPhillips	8,637
71	Devon Energy Corp.	4,834
33	Energen Corp.	2,362
157	Exxon Mobil Corp.	14,755
135	Kinder Morgan, Inc.	5,184
99	Occidental Petroleum Corp.	9,480
17	Phillips 66	1,385

		59,399

	Total Energy	63,752

Financials — 31.0%
	Banks — 10.0%
338	Bank of America Corp.	5,756
81	BB&T Corp.	3,007
140	Citigroup, Inc.	7,253
34	M&T Bank Corp.	4,204
53	PNC Financial Services Group, Inc. (The)	4,527
128	SunTrust Banks, Inc.	4,879
65	U.S. Bancorp	2,702
268	Wells Fargo & Co.	13,901

		46,229

	Capital Markets — 9.4%
13	Affiliated Managers Group, Inc. (a)	2,685
56	Ameriprise Financial, Inc.	6,909
17	BlackRock, Inc.	5,713
27	Goldman Sachs Group, Inc. (The)	5,030
208	Invesco Ltd.	8,224
143	Morgan Stanley	4,926
49	Northern Trust Corp.	3,306
88	T. Rowe Price Group, Inc.	6,860

		43,653

	Consumer Finance — 1.3%
125	Ally Financial, Inc. (a)	2,902
41	Capital One Financial Corp.	3,305

		6,207

	Diversified Financial Services — 3.1%
65	Berkshire Hathaway, Inc., Class B (a)	8,924
17	Intercontinental Exchange, Inc.	3,277
28	McGraw Hill Financial, Inc.	2,390

		14,591

	Insurance — 5.3%
38	Chubb Corp. (The)	3,488
247	Hartford Financial Services Group, Inc. (The)	9,190
90	Loews Corp.	3,729
92	Prudential Financial, Inc.	8,073

		24,480

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — 1.9%
55	Ventas, Inc. (m)	3,376
53	Vornado Realty Trust (m)	5,258

		8,634

	Total Financials	143,794

Health Care — 12.2%
	Health Care Equipment & Supplies — 1.4%
42	Baxter International, Inc.	3,000
31	Becton, Dickinson and Co. (m)	3,471

		6,471

	Health Care Providers & Services — 3.0%
65	Humana, Inc.	8,430
66	UnitedHealth Group, Inc.	5,692

		14,122

	Pharmaceuticals — 7.8%
116	Bristol-Myers Squibb Co.	5,942
137	Johnson & Johnson	14,624
161	Merck & Co., Inc.	9,572
200	Pfizer, Inc.	5,903

		36,041

	Total Health Care	56,634

Industrials — 6.5%
	Aerospace & Defense — 2.4%
75	Honeywell International, Inc. (m)	6,956
40	United Technologies Corp.	4,224

		11,180

	Construction & Engineering — 0.5%
34	Fluor Corp.	2,298

	Electrical Equipment — 0.9%
65	Emerson Electric Co.	4,055

	Industrial Conglomerates — 1.8%
27	3M Co.	3,839
177	General Electric Co.	4,540

		8,379

	Machinery — 0.9%
78	PACCAR, Inc.	4,448

	Total Industrials	30,360

Information Technology — 11.0%
	Communications Equipment — 2.7%
214	Cisco Systems, Inc.	5,384
92	QUALCOMM, Inc.	6,894

		12,278

	IT Services — 2.1%
62	Cognizant Technology Solutions Corp., Class A (a)	2,767
37	International Business Machines Corp.	7,043

		9,810

	Semiconductors & Semiconductor Equipment — 1.9%
231	Applied Materials, Inc.	4,998
49	KLA-Tencor Corp.	3,837

		8,835

	Software — 2.3%
232	Microsoft Corp.	10,760

	Technology Hardware, Storage & Peripherals — 2.0%
92	Apple, Inc. (m)	9,309

	Total Information Technology	50,992

Materials — 1.2%
	Chemicals — 1.2%
79	E.I. du Pont de Nemours & Co.	5,633

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
153	Verizon Communications, Inc. (m)	7,665

Utilities — 3.7%
	Electric Utilities — 1.6%
46	Edison International	2,550
53	NextEra Energy, Inc.	4,975

		7,525

	Multi-Utilities — 2.1%
135	CMS Energy Corp. (m)	3,992
53	Sempra Energy	5,554

		9,546

	Total Utilities	17,071

	Total Common Stocks (Cost $300,116)	460,053

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,394	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,394)	4,394

	Total Investments — 100.1% (Cost $304,510)	464,447
	Liabilities in Excess of Other Assets — (0.1)%	(309)

	NET ASSETS — 100.0%	$464,138

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,501
Aggregate gross unrealized depreciation	(1,564)

Net unrealized appreciation/depreciation	$159,937

Federal income tax cost of investments	$304,510

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$464,447	$—	$—	$464,447

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2014.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
Consumer Discretionary — 10.9%
	Auto Components — 0.7%
339	Delphi Automotive plc, (United Kingdom)	20,770

	Diversified Consumer Services — 1.5%
761	Apollo Education Group, Inc. (a)	19,147
21	Graham Holdings Co., Class B	14,691
412	H&R Block, Inc.	12,761

		46,599

	Hotels, Restaurants & Leisure — 0.4%
427	Burger King Worldwide, Inc.	12,653

	Household Durables — 0.7%
225	Jarden Corp. (a)	13,552
483	PulteGroup, Inc.	8,535

		22,087

	Internet & Catalog Retail — 1.5%
42	Priceline Group, Inc. (The) (a)	48,776

	Media — 2.9%
147	Starz, Series A (a)	4,863
170	Time Warner Cable, Inc.	24,408
71	Time Warner, Inc.	5,332
739	Viacom, Inc., Class B	56,851

		91,454

	Multiline Retail — 1.6%
206	Dillard’s, Inc., Class A	22,472
80	Kohl’s Corp.	4,852
381	Macy’s, Inc.	22,143

		49,467

	Specialty Retail — 1.1%
247	Foot Locker, Inc.	13,768
395	Lowe’s Cos., Inc.	20,924

		34,692

	Textiles, Apparel & Luxury Goods — 0.5%
159	Hanesbrands, Inc.	17,029

	Total Consumer Discretionary	343,527

Consumer Staples — 8.6%
	Beverages — 0.3%
114	Molson Coors Brewing Co., Class B	8,516

	Food & Staples Retailing — 2.0%
158	CVS Health Corp.	12,551
988	Kroger Co. (The)	51,355

		63,906

	Food Products — 4.1%
1,335	Archer-Daniels-Midland Co.	68,208
169	Bunge Ltd.	14,260
117	Ingredion, Inc.	8,868
872	Pilgrim’s Pride Corp. (a)	26,642
335	Tyson Foods, Inc., Class A	13,173

		131,151

	Household Products — 0.9%
200	Energizer Holdings, Inc.	24,642
54	Spectrum Brands Holdings, Inc.	4,898

		29,540

	Personal Products — 0.5%
362	Herbalife Ltd.	15,829

	Tobacco — 0.8%
405	Lorillard, Inc.	24,258

	Total Consumer Staples	273,200

Energy — 9.5%
	Energy Equipment & Services — 4.5%
347	Baker Hughes, Inc.	22,582
277	Halliburton Co.	17,876
843	National Oilwell Varco, Inc.	64,122
783	Patterson-UTI Energy, Inc.	25,484
106	Schlumberger Ltd.	10,769

		140,833

	Oil, Gas & Consumable Fuels — 5.0%
59	Chevron Corp.	7,076
957	ConocoPhillips	73,199
250	Marathon Petroleum Corp.	21,133
579	Phillips 66	47,054
180	Tesoro Corp.	10,952

		159,414

	Total Energy	300,247

Financials — 13.7%
	Banks — 5.5%
1,080	Fifth Third Bancorp	21,623
793	KeyCorp	10,567
395	PNC Financial Services Group, Inc. (The)	33,787
2,078	Wells Fargo & Co.	107,799

		173,776

	Capital Markets — 0.9%
220	Ameriprise Financial, Inc.	27,193

	Consumer Finance — 1.7%
835	Discover Financial Services	53,791

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 3.7%
178	Allstate Corp. (The)	10,893
187	Aspen Insurance Holdings Ltd., (Bermuda)	8,007
640	CNO Financial Group, Inc.	10,861
152	Everest Re Group Ltd., (Bermuda)	24,561
258	Lincoln National Corp.	13,813
194	PartnerRe Ltd., (Bermuda)	21,330
62	Prudential Financial, Inc.	5,443
228	Travelers Cos., Inc. (The)	21,456

		116,364

	Real Estate Investment Trusts (REITs) — 1.8%
540	American Capital Agency Corp.	11,481
240	American Tower Corp.	22,499
715	Annaly Capital Management, Inc.	7,636
122	Hospitality Properties Trust	3,279
428	RLJ Lodging Trust	12,177

		57,072

	Real Estate Management & Development — 0.1%
141	CBRE Group, Inc., Class A (a)	4,193

	Total Financials	432,389

Health Care — 14.4%
	Biotechnology — 3.8%
444	Amgen, Inc.	62,350
233	Gilead Sciences, Inc. (a)	24,835
75	United Therapeutics Corp. (a)	9,687
218	Vertex Pharmaceuticals, Inc. (a)	24,428

		121,300

	Health Care Equipment & Supplies — 2.4%
127	CareFusion Corp. (a)	5,756
982	Medtronic, Inc.	60,841
113	Stryker Corp.	9,092

		75,689

	Health Care Providers & Services — 5.1%
193	Aetna, Inc.	15,593
521	Health Net, Inc. (a)	24,005
238	McKesson Corp.	46,409
618	WellPoint, Inc.	73,925

		159,932

	Pharmaceuticals — 3.1%
250	Merck & Co., Inc.	14,826
2,847	Pfizer, Inc.	84,184

		99,010

	Total Health Care	455,931

Industrials — 10.4%
	Aerospace & Defense — 5.9%
412	Boeing Co. (The)	52,417
156	Honeywell International, Inc.	14,536
82	Huntington Ingalls Industries, Inc.	8,504
510	Northrop Grumman Corp.	67,184
440	Raytheon Co.	44,723

		187,364

	Airlines — 2.3%
296	Alaska Air Group, Inc.	12,901
1,110	Delta Air Lines, Inc.	40,109
574	Southwest Airlines Co.	19,394

		72,404

	Commercial Services & Supplies — 0.8%
720	Pitney Bowes, Inc.	17,993
528	R.R. Donnelley & Sons Co.	8,697

		26,690

	Construction & Engineering — 0.4%
328	AECOM Technology Corp. (a)	11,073

	Industrial Conglomerates — 0.1%
56	Danaher Corp.	4,285

	Machinery — 0.9%
152	IDEX Corp.	11,022
79	Parker-Hannifin Corp.	8,995
93	SPX Corp.	8,698

		28,715

	Total Industrials	330,531

Information Technology — 20.8%
	Communications Equipment — 0.7%
1,892	Brocade Communications Systems, Inc.	20,561

	Internet Software & Services — 2.0%
187	IAC/InterActiveCorp	12,337
416	VeriSign, Inc. (a)	22,924
676	Yahoo!, Inc. (a)	27,555

		62,816

	IT Services — 2.6%
254	Amdocs Ltd.	11,658
219	Computer Sciences Corp.	13,367
108	MasterCard, Inc., Class A	8,006
236	Visa, Inc., Class A	50,419

		83,450

	Semiconductors & Semiconductor Equipment — 2.3%
433	Broadcom Corp., Class A	17,506

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
335	KLA-Tencor Corp.	26,352
328	Lam Research Corp.	24,464
315	NVIDIA Corp.	5,806

		74,128

	Software — 6.1%
1,129	Activision Blizzard, Inc.	23,468
131	CA, Inc.	3,646
2,360	Microsoft Corp.	109,386
1,480	Oracle Corp.	56,670
31	Rovi Corp. (a)	618

		193,788

	Technology Hardware, Storage & Peripherals — 7.1%
1,066	Apple, Inc.	107,380
2,036	Hewlett-Packard Co.	72,221
481	Lexmark International, Inc., Class A	20,438
234	SanDisk Corp.	22,871

		222,910

	Total Information Technology	657,653

Materials — 3.6%
	Chemicals — 2.5%
271	LyondellBasell Industries N.V., Class A	29,447
258	PPG Industries, Inc.	50,766

		80,213

	Containers & Packaging — 0.8%
688	Sealed Air Corp.	23,994

	Metals & Mining — 0.3%
257	United States Steel Corp.	10,055

	Total Materials	114,262

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
812	AT&T, Inc.	28,597
425	CenturyLink, Inc.	17,375
1,589	Frontier Communications Corp.	10,345
499	Verizon Communications, Inc.	24,955

	Total Telecommunication Services	81,272

Utilities — 2.8%
	Electric Utilities — 0.8%
327	Entergy Corp.	25,295

	Gas Utilities — 0.7%
675	UGI Corp.	23,011

	Independent Power & Renewable Electricity Producers — 1.3%
1,467	AES Corp.	20,796
738	Dynegy, Inc. (a)	21,287

		42,083

	Total Utilities	90,389

	Total Common Stocks (Cost $2,393,286)	3,079,401

Short-Term Investment — 3.6%
	Investment Company — 3.6%
112,886	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $112,886 )	112,886

	Total Investments — 100.9% (Cost $2,506,172)	3,192,287
	Liabilities in Excess of Other Assets — (0.9)% (c)	(28,087)

	NET ASSETS — 100.0%	$3,164,200

Percentagesindicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
771	E-mini S&P 500	12/19/14	$75,770	$(690)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$720,310
Aggregate gross unrealized depreciation	(34,195)

Net unrealized appreciation/depreciation	$686,115

Federal income tax cost of investments	$2,506,172

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,192,287	$—	$—	$3,192,287
Depreciation in Other Financial Instruments
Futures Contracts	$(690)	$—	$—	$(690)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended September 30, 2014.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
Consumer Discretionary — 17.8%
	Auto Components — 0.5%
63	Delphi Automotive plc, (United Kingdom)	3,846

	Diversified Consumer Services — 1.7%
200	Apollo Education Group, Inc. (a)	5,038
8	Graham Holdings Co., Class B	5,807
93	H&R Block, Inc.	2,871

		13,716

	Hotels, Restaurants & Leisure — 1.5%
183	Burger King Worldwide, Inc.	5,436
4	Chipotle Mexican Grill, Inc. (a)	2,933
19	Wynn Resorts Ltd.	3,536

		11,905

	Household Durables — 0.8%
9	Harman International Industries, Inc.	833
56	Jarden Corp. (a)	3,384
123	PulteGroup, Inc.	2,164

		6,381

	Internet & Catalog Retail — 2.4%
18	Expedia, Inc.	1,586
15	Priceline Group, Inc. (The) (a)	17,726

		19,312

	Media — 4.7%
107	DIRECTV (a)	9,223
86	DISH Network Corp., Class A (a)	5,560
176	Starz, Series A (a)	5,806
13	Time Warner Cable, Inc.	1,794
207	Viacom, Inc., Class B	15,903

		38,286

	Multiline Retail — 1.7%
53	Dillard’s, Inc., Class A	5,732
26	Kohl’s Corp.	1,563
108	Macy’s, Inc.	6,301

		13,596

	Specialty Retail — 3.1%
56	Foot Locker, Inc.	3,100
211	Home Depot, Inc. (The)	19,394
56	Lowe’s Cos., Inc.	2,958

		25,452

	Textiles, Apparel & Luxury Goods — 1.4%
38	Deckers Outdoor Corp. (a)	3,673
63	Hanesbrands, Inc.	6,726
25	Skechers U.S.A., Inc., Class A (a)	1,333

		11,732

	Total Consumer Discretionary	144,226

Consumer Staples — 9.3%
	Beverages — 1.6%
101	Coca-Cola Co. (The)	4,321
92	PepsiCo, Inc.	8,602

		12,923

	Food & Staples Retailing — 1.4%
216	Kroger Co. (The)	11,232

	Food Products — 4.2%
334	Archer-Daniels-Midland Co.	17,042
46	Bunge Ltd.	3,883
30	Keurig Green Mountain, Inc.	3,904
208	Pilgrim’s Pride Corp. (a)	6,344
67	Tyson Foods, Inc., Class A	2,630

		33,803

	Household Products — 0.5%
32	Energizer Holdings, Inc.	3,980

	Personal Products — 0.5%
95	Herbalife Ltd.	4,152

	Tobacco — 1.1%
158	Altria Group, Inc.	7,235
32	Lorillard, Inc.	1,911

		9,146

	Total Consumer Staples	75,236

Energy — 5.7%
	Energy Equipment & Services — 4.2%
154	Baker Hughes, Inc.	10,006
48	Nabors Industries Ltd., (Bermuda)	1,099
198	National Oilwell Varco, Inc.	15,083
189	Patterson-UTI Energy, Inc.	6,132
15	Schlumberger Ltd.	1,515

		33,835

	Oil, Gas & Consumable Fuels — 1.5%
49	ConocoPhillips	3,727
24	Marathon Petroleum Corp.	2,049
39	Phillips 66	3,187
47	Tesoro Corp.	2,854

		11,817

	Total Energy	45,652

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Financials — 3.5%
	Consumer Finance — 1.7%
205	Discover Financial Services	13,213

	Insurance — 0.2%
11	Assurant, Inc.	733
26	Validus Holdings Ltd., (Bermuda)	1,033

		1,766

	Real Estate Investment Trusts (REITs) — 1.6%
139	American Tower Corp.	13,005

	Total Financials	27,984

Health Care — 14.5%
	Biotechnology — 7.2%
143	Amgen, Inc.	20,058
255	Gilead Sciences, Inc. (a)	27,123
19	United Therapeutics Corp. (a)	2,507
71	Vertex Pharmaceuticals, Inc. (a)	7,963

		57,651

	Health Care Equipment & Supplies — 1.8%
22	C.R. Bard, Inc.	3,168
61	Edwards Lifesciences Corp. (a)	6,231
82	Medtronic, Inc.	5,080

		14,479

	Health Care Providers & Services — 5.0%
44	Cardinal Health, Inc.	3,281
90	Express Scripts Holding Co. (a)	6,336
116	Health Net, Inc. (a)	5,326
52	McKesson Corp.	10,026
131	WellPoint, Inc.	15,706

		40,675

	Pharmaceuticals — 0.5%
144	Pfizer, Inc.	4,264

	Total Health Care	117,069

Industrials — 10.8%
	Aerospace & Defense — 3.8%
37	Boeing Co. (The)	4,726
20	Huntington Ingalls Industries, Inc.	2,043
123	Northrop Grumman Corp.	16,259
79	Raytheon Co.	8,038

		31,066

	Air Freight & Logistics — 0.2%
21	United Parcel Service, Inc., Class B	2,084

	Airlines — 2.7%
74	Alaska Air Group, Inc.	3,231
308	Delta Air Lines, Inc.	11,145
217	Southwest Airlines Co.	7,338

		21,714

	Commercial Services & Supplies — 0.8%
250	Pitney Bowes, Inc.	6,255

	Industrial Conglomerates — 0.4%
44	Danaher Corp.	3,320

	Machinery — 2.7%
101	Allison Transmission Holdings, Inc.	2,889
12	Caterpillar, Inc.	1,218
42	IDEX Corp.	3,025
73	Ingersoll-Rand plc	4,131
41	Parker-Hannifin Corp.	4,669
60	SPX Corp.	5,664

		21,596

	Trading Companies & Distributors — 0.2%
55	HD Supply Holdings, Inc. (a)	1,499

	Total Industrials	87,534

Information Technology — 29.2%
	Communications Equipment — 1.1%
658	Brocade Communications Systems, Inc.	7,152
17	QUALCOMM, Inc.	1,279

		8,431

	Internet Software & Services — 4.8%
12	Google, Inc., Class A (a)	6,885
13	Google, Inc., Class C (a)	7,564
71	IAC/InterActiveCorp	4,705
106	VeriSign, Inc. (a)	5,848
343	Yahoo!, Inc. (a)	13,977

		38,979

	IT Services — 3.0%
13	Alliance Data Systems Corp. (a)	3,290
69	Amdocs Ltd.	3,156
25	Computer Sciences Corp.	1,529
75	Visa, Inc., Class A	15,917

		23,892

	Semiconductors & Semiconductor Equipment — 2.4%
166	Broadcom Corp., Class A	6,714
88	Lam Research Corp.	6,588
198	NVIDIA Corp.	3,644
44	Skyworks Solutions, Inc.	2,531

		19,477

	Software — 9.7%
338	Activision Blizzard, Inc.	7,031

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
770	Microsoft Corp.	35,681
630	Oracle Corp.	24,112
70	PTC, Inc. (a)	2,583
134	Rovi Corp. (a)	2,646
68	VMware, Inc., Class A (a)	6,419

		78,472

	Technology Hardware, Storage & Peripherals — 8.2%
474	Apple, Inc.	47,741
359	Hewlett-Packard Co.	12,744
60	SanDisk Corp.	5,906

		66,391

	Total Information Technology	235,642

Materials — 4.3%
	Chemicals — 2.8%
133	LyondellBasell Industries N.V., Class A	14,430
44	PPG Industries, Inc.	8,732

		23,162

	Containers & Packaging — 0.8%
180	Sealed Air Corp.	6,289

	Metals & Mining — 0.7%
138	United States Steel Corp.	5,405

	Total Materials	34,856

Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
250	AT&T, Inc.	8,792
114	CenturyLink, Inc.	4,651
107	Level 3 Communications, Inc. (a)	4,870

	Total Telecommunication Services	18,313

Utilities — 0.3%
	Independent Power & Renewable Electricity Producers — 0.3%
90	Dynegy, Inc. (a)	2,598

	Total Common Stocks (Cost $569,308)	789,110

Short-Term Investment — 2.9%
	Investment Company — 2.9%
23,784	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $23,784)	23,784

	Total Investments — 100.6% (Cost $593,092)	812,894
	Liabilities in Excess of Other Assets — (0.6)% (c)	(4,834)

	NET ASSETS — 100.0%	$808,060

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
181	E-mini S&P 500	12/19/14	$17,788	$(164)

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,047
Aggregate gross unrealized depreciation	(8,245)

Net unrealized appreciation/depreciation	$219,802

Federal income tax cost of investments	$593,092

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$812,894	$—	$—	$812,894
Depreciation in Other Financial Instruments
Futures Contracts	$(164)	$—	$—	$(164)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended September 30, 2014.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
Consumer Discretionary — 13.1%
	Auto Components — 1.1%
3	Delphi Automotive plc, (United Kingdom)	201

	Hotels, Restaurants & Leisure — 0.6%
1	Wynn Resorts Ltd.	103

	Household Durables — 0.6%
2	Garmin Ltd., (Switzerland)	117

	Internet & Catalog Retail — 2.1%
–(h)	Priceline Group, Inc. (The) (a)	168
2	TripAdvisor, Inc. (a)	219

		387

	Media — 3.9%
1	Comcast Corp., Class A	67
4	Starz, Series A (a)	118
4	Time Warner, Inc.	327
3	Viacom, Inc., Class B	223

		735

	Multiline Retail — 0.8%
2	Kohl’s Corp.	149

	Specialty Retail — 3.4%
8	Best Buy Co., Inc.	259
3	Home Depot, Inc. (The)	307
2	Lowe’s Cos., Inc.	81

		647

	Textiles, Apparel & Luxury Goods — 0.6%
1	Hanesbrands, Inc.	118

	Total Consumer Discretionary	2,457

Consumer Staples — 6.8%
	Beverages — 2.2%
2	Constellation Brands, Inc., Class A (a)	135
1	Molson Coors Brewing Co., Class B	101
2	PepsiCo, Inc.	172

		408

	Food & Staples Retailing — 0.7%
2	Walgreen Co.	126

	Food Products — 1.8%
2	Archer-Daniels-Midland Co. (m)	90
2	Ingredion, Inc.	176
2	Tyson Foods, Inc., Class A	70

		336

	Household Products — 1.2%
2	Energizer Holdings, Inc.	228

	Tobacco — 0.9%
3	Lorillard, Inc.	180

	Total Consumer Staples	1,278

Energy — 9.4%
	Oil, Gas & Consumable Fuels — 9.4%
1	Anadarko Petroleum Corp.	94
4	Chevron Corp.	432
4	ConocoPhillips	327
1	Devon Energy Corp.	80
4	Exxon Mobil Corp.	341
1	Marathon Petroleum Corp.	70
2	Occidental Petroleum Corp.	226
6	Peabody Energy Corp.	80
1	Phillips 66	119

	Total Energy	1,769

Financials — 15.8%
	Banks — 7.1%
15	Bank of America Corp.	249
5	Citigroup, Inc.	277
5	Fifth Third Bancorp	107
11	KeyCorp	143
4	SunTrust Banks, Inc.	143
8	Wells Fargo & Co.	415

		1,334

	Capital Markets — 2.0%
2	Ameriprise Financial, Inc.	231
4	Morgan Stanley	147

		378

	Consumer Finance — 2.3%
3	Capital One Financial Corp.	214
3	Discover Financial Services	224

		438

	Insurance — 3.1%
2	American International Group, Inc. (m)	107
5	CNO Financial Group, Inc.	83
5	Hartford Financial Services Group, Inc. (The)	178
2	Prudential Financial, Inc.	215

		583

	Real Estate Investment Trusts (REITs) — 1.1%
7	RLJ Lodging Trust (m)	198

	Real Estate Management & Development — 0.2%
2	CBRE Group, Inc., Class A (a)	44

	Total Financials	2,975

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Health Care — 15.8%
	Biotechnology — 3.8%
1	Amgen, Inc.	197
3	Gilead Sciences, Inc. (a)	322
2	Vertex Pharmaceuticals, Inc. (a)	188

		707

	Health Care Equipment & Supplies — 4.0%
16	Boston Scientific Corp. (a)	194
3	CareFusion Corp. (a)	129
2	Covidien plc, (Ireland)	134
2	Medtronic, Inc.	130
2	Stryker Corp.	170

		757

	Health Care Providers & Services — 4.5%
2	Cardinal Health, Inc.	135
3	Cigna Corp.	277
1	McKesson Corp.	222
2	WellPoint, Inc.	215

		849

	Life Sciences Tools & Services — 0.6%
2	Quintiles Transnational Holdings, Inc. (a)	120

Pharmaceuticals — 2.9%
2	Bristol-Myers Squibb Co.	97
3	Merck & Co., Inc.	190
9	Pfizer, Inc.	252

		539

	Total Health Care	2,972

Industrials — 8.7%
	Aerospace & Defense — 3.0%
1	General Dynamics Corp.	172
1	Honeywell International, Inc. (m)	63
3	Northrop Grumman Corp.	336

		571

	Airlines — 1.4%
2	Delta Air Lines, Inc.	72
4	Southwest Airlines Co.	145
1	United Continental Holdings, Inc. (a)	50

		267

	Construction & Engineering — 1.8%
5	AECOM Technology Corp. (a)	177
2	Chicago Bridge & Iron Co. N.V., (Netherlands)	87
1	Fluor Corp.	63

		327

	Machinery — 2.3%
1	Caterpillar, Inc.	84
3	Ingersoll-Rand plc	147
1	Parker-Hannifin Corp.	97
3	Terex Corp.	110

		438

	Professional Services — 0.2%
1	Manpowergroup, Inc.	37

	Total Industrials	1,640

Information Technology — 21.8%
	Communications Equipment — 3.1%
12	Cisco Systems, Inc.	309
1	Harris Corp.	60
3	QUALCOMM, Inc.	204

		573

	Internet Software & Services — 2.8%
–(h)	Google, Inc., Class A (a)	84
–(h)	Google, Inc., Class C (a)	197
6	Yahoo!, Inc. (a)	236

		517

	IT Services — 0.1%
1	CSG Systems International, Inc.	23

	Semiconductors & Semiconductor Equipment — 2.5%
5	Broadcom Corp., Class A	195
2	KLA-Tencor Corp.	174
1	Lam Research Corp.	110

		479

	Software — 6.2%
16	Microsoft Corp.	746
5	Oracle Corp.	182
5	Rovi Corp. (a)	92
6	Symantec Corp.	138

		1,158

	Technology Hardware, Storage & Peripherals — 7.1%
9	Apple, Inc. (m)	876
9	Hewlett-Packard Co.	328
1	SanDisk Corp.	130

		1,334

	Total Information Technology	4,084

Materials — 1.6%
	Chemicals — 0.6%
2	Dow Chemical Co. (The)	106

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 0.5%
2	Crown Holdings, Inc. (a)	104

	Metals & Mining — 0.5%
2	United States Steel Corp.	94

	Total Materials	304

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
6	AT&T, Inc.	209
6	CenturyLink, Inc.	233

	Total Telecommunication Services	442

Utilities — 1.5%
	Gas Utilities — 0.8%
5	UGI Corp.	155

	Independent Power & Renewable Electricity Producers — 0.7%
9	AES Corp.	121

	Total Utilities	276

	Total Common Stocks (Cost $13,769)	18,197

Short-Term Investment — 3.0%
	Investment Company — 3.0%
555	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $555)	555

	Total Investments — 99.9% (Cost $14,324)	18,752
	Other Assets in Excess of Liabilities — 0.1%	22

	NET ASSETS — 100.0%	$18,774

Percentages indicated are based on net assets.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,513
Aggregate gross unrealized depreciation	(85)

Net unrealized appreciation/depreciation	$4,428

Federal income tax cost of investments	$14,324

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables represent each valuation input by asset class as presented on the (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities(a)	$18,752	$—	$—	$18,752

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
Consumer Discretionary — 6.8%
	Automobiles — 1.0%
1,045	Ford Motor Co.	15,454

	Diversified Consumer Services — 0.9%
84	Apollo Education Group, Inc. (a)	2,113
273	DeVry Education Group, Inc.	11,691

		13,804

	Household Durables — 1.0%
124	Jarden Corp. (a)	7,438
340	PulteGroup, Inc.	6,008
20	Whirlpool Corp.	2,884

		16,330

	Internet & Catalog Retail — 0.2%
36	Expedia, Inc.	3,181

	Media — 2.2%
100	Gannett Co., Inc.	2,971
78	Time Warner Cable, Inc.	11,235
263	Viacom, Inc., Class B	20,228

		34,434

	Multiline Retail — 1.5%
111	Dillard’s, Inc., Class A	12,140
209	Macy’s, Inc.	12,154

		24,294

	Total Consumer Discretionary	107,497

Consumer Staples — 6.4%
	Food & Staples Retailing — 1.9%
102	CVS Health Corp.	8,110
430	Kroger Co. (The)	22,334

		30,444

	Food Products — 2.9%
783	Archer-Daniels-Midland Co.	40,011
164	Pilgrim’s Pride Corp. (a)	5,006

		45,017

	Household Products — 1.1%
109	Energizer Holdings, Inc.	13,405
43	Kimberly-Clark Corp.	4,647

		18,052

	Personal Products — 0.5%
177	Herbalife Ltd.	7,753

	Total Consumer Staples	101,266

Energy — 12.4%
	Energy Equipment & Services — 2.8%
68	Baker Hughes, Inc.	4,450
462	National Oilwell Varco, Inc.	35,181
28	Oil States International, Inc. (a)	1,702
30	Schlumberger Ltd.	3,031

		44,364

	Oil, Gas & Consumable Fuels — 9.6%
349	Chevron Corp.	41,685
483	ConocoPhillips	36,928
190	Exxon Mobil Corp.	17,898
263	Marathon Oil Corp.	9,875
148	Marathon Petroleum Corp.	12,556
389	Phillips 66	31,658

		150,600

	Total Energy	194,964

Financials — 27.3%
	Banks — 10.9%
1,899	Bank of America Corp.	32,384
748	Citigroup, Inc.	38,786
31	Comerica, Inc.	1,561
602	Fifth Third Bancorp	12,058
783	KeyCorp	10,440
170	PNC Financial Services Group, Inc. (The)	14,589
1,207	Wells Fargo & Co.	62,615

		172,433

	Capital Markets — 2.6%
105	Ameriprise Financial, Inc.	12,980
101	Goldman Sachs Group, Inc. (The)	18,476
106	Legg Mason, Inc.	5,433
125	Morgan Stanley	4,325

		41,214

	Consumer Finance — 2.0%
482	Discover Financial Services	31,017

	Insurance — 7.8%
417	Allstate Corp. (The)	25,597
54	Aspen Insurance Holdings Ltd., (Bermuda)	2,305
97	Assurant, Inc.	6,218
634	CNO Financial Group, Inc.	10,748
77	Everest Re Group Ltd., (Bermuda)	12,470
374	Hartford Financial Services Group, Inc. (The)	13,928
131	Lincoln National Corp.	6,997
57	PartnerRe Ltd., (Bermuda)	6,209
270	Prudential Financial, Inc.	23,735
30	Travelers Cos., Inc. (The)	2,781

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
323	Validus Holdings Ltd., (Bermuda)	12,646

		123,634

	Real Estate Investment Trusts (REITs) — 3.7%
564	American Capital Agency Corp.	11,985
292	Annaly Capital Management, Inc.	3,117
382	Brandywine Realty Trust	5,372
153	Douglas Emmett, Inc.	3,930
194	Hospitality Properties Trust	5,201
654	NorthStar Realty Finance Corp.	11,555
251	Piedmont Office Realty Trust, Inc., Class A	4,431
425	RLJ Lodging Trust	12,088

		57,679

	Real Estate Management & Development — 0.3%
138	CBRE Group, Inc., Class A (a)	4,095

	Total Financials	430,072

Health Care — 13.7%
	Biotechnology — 2.5%
296	Gilead Sciences, Inc. (a)	31,467
62	United Therapeutics Corp. (a)	7,923

		39,390

	Health Care Equipment & Supplies — 1.3%
68	CareFusion Corp. (a)	3,059
295	Medtronic, Inc.	18,244

		21,303

	Health Care Providers & Services — 6.4%
95	Aetna, Inc.	7,703
66	Cardinal Health, Inc.	4,937
130	Cigna Corp.	11,826
211	Express Scripts Holding Co. (a)	14,931
250	Health Net, Inc. (a)	11,537
203	Omnicare, Inc.	12,651
311	WellPoint, Inc.	37,202

		100,787

	Pharmaceuticals — 3.5%
1,844	Pfizer, Inc.	54,528

	Total Health Care	216,008

Industrials — 10.5%
	Aerospace & Defense — 4.1%
227	General Dynamics Corp.	28,786
276	Northrop Grumman Corp.	36,353

		65,139

	Airlines — 1.8%
171	Alaska Air Group, Inc.	7,423
290	Delta Air Lines, Inc.	10,498
308	Southwest Airlines Co.	10,408

		28,329

	Commercial Services & Supplies — 0.7%
458	Pitney Bowes, Inc.	11,440

	Construction & Engineering — 0.8%
347	AECOM Technology Corp. (a)	11,711

	Machinery — 2.9%
40	IDEX Corp.	2,859
307	Illinois Tool Works, Inc.	25,908
49	Parker-Hannifin Corp.	5,639
122	SPX Corp.	11,441

		45,847

	Professional Services — 0.2%
39	Manpowergroup, Inc.	2,727

	Total Industrials	165,193

Information Technology — 9.3%
	Communications Equipment — 1.0%
1,386	Brocade Communications Systems, Inc.	15,070

	IT Services — 0.8%
138	Amdocs Ltd.	6,323
114	Computer Sciences Corp.	6,977

		13,300

	Semiconductors & Semiconductor Equipment — 1.1%
134	Intel Corp.	4,656
25	KLA-Tencor Corp.	1,930
124	Lam Research Corp.	9,233
51	Micron Technology, Inc. (a)	1,730

		17,549

	Software — 2.0%
382	Activision Blizzard, Inc.	7,948
125	CA, Inc.	3,498
271	Oracle Corp.	10,370
513	Rovi Corp. (a)	10,121

		31,937

	Technology Hardware, Storage & Peripherals — 4.4%
1,148	Hewlett-Packard Co.	40,734
178	SanDisk Corp.	17,455
108	Western Digital Corp.	10,520

		68,709

	Total Information Technology	146,565

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 3.5%
	Chemicals — 2.0%
273	LyondellBasell Industries N.V., Class A	29,610
11	PPG Industries, Inc.	2,144

		31,754

	Metals & Mining — 0.8%
315	United States Steel Corp.	12,327

	Paper & Forest Products — 0.7%
294	Domtar Corp., (Canada)	10,328

	Total Materials	54,409

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
596	AT&T, Inc.	20,996
142	CenturyLink, Inc.	5,799
935	Frontier Communications Corp.	6,085

	Total Telecommunication Services	32,880

Utilities — 5.6%
	Electric Utilities — 2.5%
448	American Electric Power Co., Inc.	23,395
21	Entergy Corp.	1,585
147	NextEra Energy, Inc.	13,829

		38,809

	Gas Utilities — 1.3%
128	AGL Resources, Inc.	6,592
401	UGI Corp.	13,679

		20,271

	Independent Power & Renewable Electricity Producers — 1.8%
852	AES Corp.	12,076
271	Calpine Corp. (a)	5,870
376	Dynegy, Inc. (a)	10,848

		28,794

	Total Utilities	87,874

	Total Common Stocks (Cost $1,192,441)	1,536,728
Short-Term Investment — 3.9%
	Investment Company — 3.9%
61,828	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $61,828)	61,828

	Total Investments — 101.5% (Cost $1,254,269)	1,598,556
	Liabilities in Excess of Other Assets — (1.5)% (c)	(24,379)

	NET ASSETS — 100.0%	$1,574,177

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
337	E-mini S&P 500	12/19/14	$33,119	$(330)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$361,128
Aggregate gross unrealized depreciation	(16,841)

Net unrealized appreciation/depreciation	$344,287

Federal income tax cost of investments	$1,254,269

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,598,556	$—	$—	$1,598,556

Depreciation in Other Financial Instruments
Futures Contracts	$(330)	$—	$—	$(330)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
Consumer Discretionary — 20.1%
	Auto Components — 0.6%
314	BorgWarner, Inc.	16,519

	Automobiles — 1.3%
263	Harley-Davidson, Inc.	15,303
94	Tesla Motors, Inc. (a)	22,812

		38,115

	Hotels, Restaurants & Leisure — 2.8%
22	Chipotle Mexican Grill, Inc. (a)	14,732
603	Hilton Worldwide Holdings, Inc. (a)	14,859
101	Marriott International, Inc., Class A	7,053
427	Norwegian Cruise Line Holdings Ltd. (a)	15,387
90	Panera Bread Co., Class A (a)	14,563
159	Starwood Hotels & Resorts Worldwide, Inc.	13,189

		79,783

	Household Durables — 2.2%
261	Jarden Corp. (a)	15,664
271	Mohawk Industries, Inc. (a)	36,492
335	Toll Brothers, Inc. (a)	10,442

		62,598

	Internet & Catalog Retail — 1.9%
273	Expedia, Inc.	23,945
42	Netflix, Inc. (a)	18,814
147	TripAdvisor, Inc. (a)	13,430

		56,189

	Media — 1.5%
114	CBS Corp. (Non-Voting), Class B (m)	6,121
218	CBS Outdoor Americas, Inc.	6,526
331	Clear Channel Outdoor Holdings, Inc., Class A	2,230
192	DISH Network Corp., Class A (a)	12,415
389	Gannett Co., Inc. (m)	11,550
260	Time, Inc. (a)	6,085

		44,927

	Multiline Retail — 1.7%
253	Big Lots, Inc.	10,892
439	Kohl’s Corp.	26,818
149	Nordstrom, Inc.	10,218

		47,928

	Specialty Retail — 5.7%
119	Advance Auto Parts, Inc.	15,545
26	AutoZone, Inc. (a)	13,236
194	Bed Bath & Beyond, Inc. (a)	12,785
368	Best Buy Co., Inc.	12,355
343	GameStop Corp., Class A	14,119
564	Gap, Inc. (The)	23,516
103	Signet Jewelers Ltd., (Bermuda)	11,676
118	Tiffany & Co.	11,336
173	Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,432
429	Urban Outfitters, Inc. (a)	15,734
200	Williams-Sonoma, Inc.	13,306

		164,040

	Textiles, Apparel & Luxury Goods — 2.4%
174	lululemon athletica, Inc., (Canada) (a)	7,304
290	Michael Kors Holdings Ltd., (Hong Kong) (a)	20,717
103	PVH Corp.	12,490
140	Ralph Lauren Corp.	23,054
94	V.F. Corp.	6,178

		69,743

	Total Consumer Discretionary	579,842

Consumer Staples — 3.6%
	Beverages — 1.3%
111	Constellation Brands, Inc., Class A (a)	9,677
169	Dr. Pepper Snapple Group, Inc.	10,866
181	Monster Beverage Corp. (a)	16,629

		37,172

	Food & Staples Retailing — 1.4%
366	Kroger Co. (The) (m)	19,057
1,814	Rite Aid Corp. (a)	8,777
438	Sprouts Farmers Market, Inc. (a)	12,739

		40,573

	Food Products — 0.5%
136	Hershey Co. (The) (m)	12,983

	Household Products — 0.4%
104	Energizer Holdings, Inc.	12,769

	Total Consumer Staples	103,497

Energy — 4.9%
	Energy Equipment & Services — 0.4%
118	Dril-Quip, Inc. (a)	10,585

	Oil, Gas & Consumable Fuels — 4.5%
168	Antero Resources Corp. (a)	9,238
345	Cabot Oil & Gas Corp.	11,262
157	Concho Resources, Inc. (a)	19,649
217	Energen Corp.	15,666
122	EQT Corp.	11,198
505	Laredo Petroleum, Inc. (a)	11,317

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
266	PBF Energy, Inc., Class A	6,384
286	Plains All American Pipeline LP	16,834
350	QEP Resources, Inc.	10,774
511	Southwestern Energy Co. (a)	17,855

		130,177

	Total Energy	140,762

Financials — 19.6%
	Banks — 4.1%
317	Citizens Financial Group, Inc. (a)	7,429
138	City National Corp.	10,464
392	East West Bancorp, Inc.	13,328
1,038	Fifth Third Bancorp	20,772
175	First Republic Bank	8,644
365	Huntington Bancshares, Inc.	3,547
136	M&T Bank Corp.	16,802
134	Signature Bank (a)	15,005
453	SunTrust Banks, Inc.	17,224
147	Zions Bancorporation	4,263

		117,478

	Capital Markets — 5.0%
137	Affiliated Managers Group, Inc. (a)	27,469
149	Ameriprise Financial, Inc.	18,371
332	Blackstone Group LP (The)	10,452
376	Invesco Ltd.	14,857
402	Lazard Ltd., (Bermuda), Class A	20,361
167	Legg Mason, Inc.	8,547
137	Northern Trust Corp.	9,317
220	T. Rowe Price Group, Inc.	17,247
556	TD Ameritrade Holding Corp.	18,544

		145,165

	Consumer Finance — 0.4%
534	Ally Financial, Inc. (a)	12,351

	Diversified Financial Services — 0.7%
226	Moody’s Corp.	21,366

	Insurance — 4.6%
22	Alleghany Corp. (a)	9,027
138	Chubb Corp. (The)	12,579
401	Hartford Financial Services Group, Inc. (The)	14,945
581	Loews Corp.	24,189
362	Marsh & McLennan Cos., Inc. (m)	18,955
445	Old Republic International Corp.	6,356
248	Progressive Corp. (The)	6,260
359	Unum Group	12,350
268	W.R. Berkley Corp.	12,793
417	XL Group plc, (Ireland)	13,819

		131,273

	Real Estate Investment Trusts (REITs) — 3.6%
265	American Campus Communities, Inc. (m)	9,642
100	AvalonBay Communities, Inc. (m)	14,030
321	Brixmor Property Group, Inc. (m)	7,145
463	General Growth Properties, Inc. (m)	10,899
631	Kimco Realty Corp. (m)	13,828
306	Rayonier, Inc. (m)	9,530
171	Regency Centers Corp. (m)	9,189
156	Vornado Realty Trust (m)	15,567
410	Weyerhaeuser Co. (m)	13,065

		102,895

	Real Estate Management & Development — 1.0%
161	Brookfield Property Partners LP	3,384
853	CBRE Group, Inc., Class A (a)	25,374

		28,758

	Thrifts & Mortgage Finance — 0.2%
614	Hudson City Bancorp, Inc.	5,963

	Total Financials	565,249

Health Care — 9.9%
	Biotechnology — 1.0%
59	Alexion Pharmaceuticals, Inc. (a)	9,783
169	Vertex Pharmaceuticals, Inc. (a)	18,981

		28,764

	Health Care Equipment & Supplies — 1.3%
292	CareFusion Corp. (a)	13,224
232	Insulet Corp. (a)	8,538
190	Sirona Dental Systems, Inc. (a)	14,561

		36,323

	Health Care Providers & Services — 4.5%
199	AmerisourceBergen Corp.	15,360
763	Brookdale Senior Living, Inc. (a)	24,591
227	Cigna Corp. (m)	20,567
427	Envision Healthcare Holdings, Inc. (a)	14,822
76	Henry Schein, Inc. (a)	8,889
274	Humana, Inc. (m)	35,743
311	Premier, Inc., Class A (a)	10,216

		130,188

	Health Care Technology — 0.2%
252	Veeva Systems, Inc., Class A (a)	7,110

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 1.9%
307	Agilent Technologies, Inc.	17,471
428	Bruker Corp. (a)	7,930
171	Illumina, Inc. (a)	28,044

		53,445

	Pharmaceuticals — 1.0%
71	Jazz Pharmaceuticals plc (a)	11,352
136	Valeant Pharmaceuticals International, Inc. (a)	17,843

		29,195

	Total Health Care	285,025

Industrials — 14.0%
	Airlines — 0.6%
478	Delta Air Lines, Inc.	17,280

	Building Products — 1.5%
224	A.O. Smith Corp.	10,582
827	Fortune Brands Home & Security, Inc.	34,010

		44,592

	Commercial Services & Supplies — 0.5%
134	Stericycle, Inc. (a)	15,672

	Electrical Equipment — 2.4%
243	Acuity Brands, Inc.	28,545
264	AMETEK, Inc.	13,250
109	Hubbell, Inc., Class B	13,124
211	Regal-Beloit Corp.	13,528

		68,447

	Industrial Conglomerates — 1.1%
408	Carlisle Cos., Inc.	32,768

	Machinery — 4.0%
158	Colfax Corp. (a)	8,984
244	Flowserve Corp.	17,179
216	IDEX Corp.	15,641
158	Middleby Corp. (The) (a)	13,960
269	Pall Corp.	22,491
279	Rexnord Corp. (a)	7,948
128	Snap-on, Inc.	15,537
133	WABCO Holdings, Inc. (a)	12,051

		113,791

	Marine — 0.7%
162	Kirby Corp. (a)	19,103

	Professional Services — 0.6%
234	Equifax, Inc.	17,496

	Road & Rail — 0.6%
78	Canadian Pacific Railway Ltd., (Canada)	16,183

	Trading Companies & Distributors — 2.0%
772	HD Supply Holdings, Inc. (a)	21,047
322	MSC Industrial Direct Co., Inc., Class A	27,514
112	Watsco, Inc.	9,665

		58,226

	Total Industrials	403,558

Information Technology — 16.7%
	Communications Equipment — 1.4%
335	Aruba Networks, Inc. (a)	7,218
549	Ciena Corp. (a)	9,173
409	CommScope Holding Co., Inc. (a)	9,773
129	Palo Alto Networks, Inc. (a)	12,675

		38,839

	Electronic Equipment, Instruments & Components — 2.1%
433	Amphenol Corp., Class A	43,238
336	Arrow Electronics, Inc. (a)	18,575

		61,813

	Internet Software & Services — 1.7%
94	CoStar Group, Inc. (a)	14,621
263	Dealertrack Technologies, Inc. (a)	11,408
373	Pandora Media, Inc. (a)	9,000
281	Twitter, Inc. (a)	14,509

		49,538

	IT Services — 2.2%
108	Alliance Data Systems Corp. (a)	26,913
364	Jack Henry & Associates, Inc.	20,238
160	Sabre Corp.	2,861
404	VeriFone Systems, Inc. (a)	13,876

		63,888

	Semiconductors & Semiconductor Equipment — 4.5%
354	Analog Devices, Inc.	17,542
1,105	Applied Materials, Inc.	23,872
279	Avago Technologies Ltd., (Singapore)	24,273
177	KLA-Tencor Corp.	13,982
225	Lam Research Corp.	16,800
227	NXP Semiconductor N.V., (Netherlands) (a)	15,561
394	Xilinx, Inc.	16,679

		128,709

	Software — 4.3%
340	Autodesk, Inc. (a)	18,745
131	CommVault Systems, Inc. (a)	6,617

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
111	Concur Technologies, Inc. (a)	14,115
592	Electronic Arts, Inc. (a)	21,095
239	Guidewire Software, Inc. (a)	10,584
102	Mobileye N.V., (Israel) (a)	5,455
194	ServiceNow, Inc. (a)	11,392
399	Synopsys, Inc. (a)	15,821
120	Tableau Software, Inc., Class A (a)	8,740
126	Workday, Inc., Class A (a)	10,354

		122,918

	Technology Hardware, Storage & Peripherals — 0.5%
139	SanDisk Corp.	13,566

	Total Information Technology	479,271

Materials — 5.0%
	Chemicals — 3.0%
173	Airgas, Inc.	19,187
202	Albemarle Corp.	11,872
153	Sherwin-Williams Co. (The)	33,508
151	Sigma-Aldrich Corp.	20,546

		85,113

	Construction Materials — 0.5%
136	Eagle Materials, Inc.	13,808

	Containers & Packaging — 1.5%
306	Ball Corp.	19,343
254	Rock-Tenn Co., Class A	12,078
271	Silgan Holdings, Inc.	12,729

		44,150

	Total Materials	143,071

Utilities — 4.5%
	Electric Utilities — 1.3%
216	Edison International	12,106
403	Westar Energy, Inc.	13,743
409	Xcel Energy, Inc.	12,423

		38,272

	Gas Utilities — 1.0%
129	National Fuel Gas Co.	9,034
817	Questar Corp.	18,222

		27,256

	Multi-Utilities — 2.2%
578	CenterPoint Energy, Inc.	14,146
452	CMS Energy Corp. (m)	13,412
149	NiSource, Inc.	6,117
180	Sempra Energy	18,963
264	Wisconsin Energy Corp.	11,355

		63,993

	Total Utilities	129,521

	Total Common Stocks (Cost $2,228,701)	2,829,796

Short-Term Investment — 1.9%
	Investment Company — 1.9%
55,040	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $55,040 )	55,040

	Total Investments — 100.2% (Cost $2,283,741)	2,884,836
	Liabilities in Excess of Other Assets — (0.2)%	(5,958)

	NET ASSETS — 100.0%	$2,878,878

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$633,847
Aggregate gross unrealized depreciation	(32,752)

Net unrealized appreciation/depreciation	$601,095

Federal income tax cost of investments	$2,283,741

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$2,884,836	$—	$—	$2,884,836

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
Consumer Discretionary — 12.2%
	Auto Components — 1.5%
157	Cooper Tire & Rubber Co.	4,497
55	Stoneridge, Inc. (a)	622
191	Tower International, Inc. (a)	4,804

		9,923

	Distributors — 0.3%
39	Core-Mark Holding Co., Inc.	2,074
9	VOXX International Corp. (a)	83

		2,157

	Diversified Consumer Services — 0.2%
9	Capella Education Co.	576
109	Chegg, Inc. (a)	678

		1,254

	Hotels, Restaurants & Leisure — 1.2%
33	Einstein Noah Restaurant Group, Inc.	661
60	Jack in the Box, Inc.	4,098
177	Ruth’s Hospitality Group, Inc.	1,951
63	Sonic Corp. (a)	1,402

		8,112

	Household Durables — 2.0%
18	GoPro, Inc., Class A (a)	1,724
94	Helen of Troy Ltd., (Bermuda) (a)	4,926
19	Jarden Corp. (a)	1,160
68	KB Home	1,009
14	Libbey, Inc. (a)	360
49	Lifetime Brands, Inc.	747
10	NACCO Industries, Inc., Class A	477
138	Skullcandy, Inc. (a)	1,076
36	Universal Electronics, Inc. (a)	1,753

		13,232

	Internet & Catalog Retail — 0.0% (g)
15	Coupons.com, Inc. (a)	182

	Leisure Products — 0.0% (g)
14	Nautilus, Inc. (a)	165

	Media — 1.2%
15	AMC Entertainment Holdings, Inc., Class A	349
142	Dex Media, Inc. (a)	1,357
241	E.W. Scripps Co. (The), Class A (a)	3,931
33	Entercom Communications Corp., Class A (a)	263
85	Journal Communications, Inc., Class A (a)	717
12	Live Nation Entertainment, Inc. (a)	286
16	Sinclair Broadcast Group, Inc., Class A	423
25	Townsquare Media, Inc. (a)	294

		7,620

	Multiline Retail — 0.7%
42	Dillard’s, Inc., Class A	4,621

	Specialty Retail — 3.7%
315	Barnes & Noble, Inc. (a)	6,226
106	Brown Shoe Co., Inc.	2,865
68	Cato Corp. (The), Class A	2,347
9	Children’s Place, Inc. (The)	434
46	Citi Trends, Inc. (a)	1,005
30	Destination Maternity Corp.	463
204	Express, Inc. (a)	3,181
68	Lithia Motors, Inc., Class A	5,117
328	Office Depot, Inc. (a)	1,686
14	Outerwall, Inc. (a)	757
23	Systemax, Inc. (a)	292

		24,373

	Textiles, Apparel & Luxury Goods — 1.4%
59	G-III Apparel Group Ltd. (a)	4,881
123	Iconix Brand Group, Inc. (a)	4,558

		9,439

	Total Consumer Discretionary	81,078

Consumer Staples — 4.4%
	Food & Staples Retailing — 2.1%
56	Andersons, Inc. (The)	3,534
721	Rite Aid Corp. (a)	3,491
52	Roundy’s, Inc.	156
75	Smart & Final Stores, Inc. (a)	1,078
190	SpartanNash Co.	3,702
193	SUPERVALU, Inc. (a)	1,726

		13,687

	Food Products — 1.9%
231	Chiquita Brands International, Inc. (a)	3,285
70	Omega Protein Corp. (a)	876
182	Pilgrim’s Pride Corp. (a)	5,550
52	Pinnacle Foods, Inc.	1,698
17	Sanderson Farms, Inc.	1,460

		12,869

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Personal Products — 0.4%
27	Revlon, Inc., Class A (a)	862
21	USANA Health Sciences, Inc. (a)	1,576

		2,438

	Total Consumer Staples	28,994

Energy — 6.3%
	Energy Equipment & Services — 1.8%
56	C&J Energy Services, Inc. (a)	1,705
49	Dawson Geophysical Co.	891
61	Forum Energy Technologies, Inc. (a)	1,873
62	Helix Energy Solutions Group, Inc. (a)	1,368
68	Matrix Service Co. (a)	1,638
16	Pioneer Energy Services Corp. (a)	226
65	Superior Energy Services, Inc.	2,138
121	Tesco Corp.	2,392

		12,231

	Oil, Gas & Consumable Fuels — 4.5%
70	Carrizo Oil & Gas, Inc. (a)	3,773
64	Delek U.S. Holdings, Inc.	2,120
29	Energy XXI Bermuda Ltd., (Bermuda)	333
148	Green Plains, Inc.	5,545
34	Jones Energy, Inc., Series A (a)	647
101	Pacific Ethanol, Inc. (a)	1,413
199	Renewable Energy Group, Inc. (a)	2,019
6	REX American Resources Corp. (a)	423
11	Ring Energy, Inc. (a)	155
10	SemGroup Corp., Class A	824
48	Stone Energy Corp. (a)	1,502
18	TransAtlantic Petroleum Ltd. (a)	164
171	VAALCO Energy, Inc. (a)	1,457
1,103	Warren Resources, Inc. (a)	5,846
68	Western Refining, Inc.	2,859
15	World Fuel Services Corp.	587

		29,667

	Total Energy	41,898

Financials — 22.7%
	Banks — 7.5%
18	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	543
68	BBCN Bancorp, Inc.	985
15	BNC Bancorp	235
7	Bridge Bancorp, Inc.	163
40	Cathay General Bancorp	983
13	Citizens & Northern Corp.	237
9	Community Trust Bancorp, Inc.	290
8	ConnectOne Bancorp, Inc.	151
129	Customers Bancorp, Inc. (a)	2,318
163	East West Bancorp, Inc.	5,534
17	Fidelity Southern Corp.	229
24	Financial Institutions, Inc.	544
311	First BanCorp, (Puerto Rico) (a)	1,475
9	First Business Financial Services, Inc.	373
115	First Commonwealth Financial Corp.	961
29	First Community Bancshares, Inc.	414
27	First Financial Bancorp	423
22	First Merchants Corp.	449
46	First NBC Bank Holding Co. (a)	1,516
172	FirstMerit Corp.	3,027
167	Hanmi Financial Corp.	3,376
668	Huntington Bancshares, Inc.	6,500
6	Iberiabank Corp.	350
21	MainSource Financial Group, Inc.	359
5	National Bankshares, Inc.	128
15	NBT Bancorp, Inc.	338
7	Peoples Bancorp, Inc.	173
4	Peoples Financial Services Corp.	179
49	Pinnacle Financial Partners, Inc.	1,776
201	Popular, Inc., (Puerto Rico) (a)	5,908
39	Preferred Bank (a)	871
25	PrivateBancorp, Inc.	751
8	Prosperity Bancshares, Inc.	434
28	Sierra Bancorp	471
73	Southwest Bancorp, Inc.	1,196
69	Susquehanna Bancshares, Inc.	691
8	SVB Financial Group (a)	874
75	TriState Capital Holdings, Inc. (a)	676
14	WesBanco, Inc.	413
21	West Bancorporation, Inc.	300
329	Wilshire Bancorp, Inc.	3,038
10	Yadkin Financial Corp. (a)	176

		49,828

	Capital Markets — 1.3%
17	Arlington Asset Investment Corp., Class A	440
310	BGC Partners, Inc., Class A	2,306
112	Cowen Group, Inc., Class A (a)	421
157	Investment Technology Group, Inc. (a)	2,470
106	Manning & Napier, Inc.	1,786
6	Oppenheimer Holdings, Inc., Class A	115
20	Piper Jaffray Cos. (a)	1,055

		8,593

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 1.9%
87	Cash America International, Inc.	3,820
48	Encore Capital Group, Inc. (a)	2,136
290	Green Dot Corp., Class A (a)	6,139
17	Nelnet, Inc., Class A	728

		12,823

	Insurance — 2.7%
201	American Equity Investment Life Holding Co.	4,608
37	Aspen Insurance Holdings Ltd., (Bermuda)	1,591
57	Atlas Financial Holdings, Inc. (a)	782
254	CNO Financial Group, Inc.	4,304
13	Crawford & Co., Class B	107
31	HCI Group, Inc.	1,123
68	Hilltop Holdings, Inc. (a)	1,361
9	Horace Mann Educators Corp.	251
140	Maiden Holdings Ltd., (Bermuda)	1,552
7	Montpelier Re Holdings Ltd., (Bermuda)	218
18	Selective Insurance Group, Inc.	401
7	Stewart Information Services Corp.	217
33	Symetra Financial Corp.	768
20	United Fire Group, Inc.	555
6	Validus Holdings Ltd., (Bermuda)	234

		18,072

	Real Estate Investment Trusts (REITs) — 8.4%
5	Agree Realty Corp.	140
22	American Campus Communities, Inc.	813
481	Anworth Mortgage Asset Corp.	2,303
21	Ashford Hospitality Prime, Inc.	314
402	Ashford Hospitality Trust, Inc.	4,105
352	Capstead Mortgage Corp.	4,312
46	Chatham Lodging Trust	1,050
39	Chesapeake Lodging Trust	1,149
59	CoreSite Realty Corp.	1,939
131	Cousins Properties, Inc.	1,562
148	DCT Industrial Trust, Inc.	1,108
48	DDR Corp.	806
82	DiamondRock Hospitality Co.	1,036
16	EastGroup Properties, Inc.	982
119	Education Realty Trust, Inc.	1,225
216	First Industrial Realty Trust, Inc.	3,648
16	Franklin Street Properties Corp.	178
101	Geo Group, Inc. (The)	3,868
44	Glimcher Realty Trust	593
27	Government Properties Income Trust	587
8	Home Properties, Inc.	454
32	LaSalle Hotel Properties	1,079
20	LTC Properties, Inc.	738
6	Mid-America Apartment Communities, Inc.	396
16	Parkway Properties, Inc.	304
39	Pebblebrook Hotel Trust	1,471
56	Pennsylvania Real Estate Investment Trust	1,123
98	PennyMac Mortgage Investment Trust	2,107
109	Potlatch Corp.	4,367
21	PS Business Parks, Inc.	1,568
82	RAIT Financial Trust	612
14	Ramco-Gershenson Properties Trust	232
103	Redwood Trust, Inc.	1,701
107	RLJ Lodging Trust	3,032
158	Strategic Hotels & Resorts, Inc. (a)	1,842
7	Sun Communities, Inc.	364
182	Sunstone Hotel Investors, Inc.	2,517

		55,625

	Thrifts & Mortgage Finance — 0.9%
12	BofI Holding, Inc. (a)	858
101	Flagstar Bancorp, Inc. (a)	1,703
30	HomeStreet, Inc.	518
64	Ocwen Financial Corp. (a)	1,668
9	PennyMac Financial Services, Inc., Class A (a)	130
43	Walker & Dunlop, Inc. (a)	568
9	Washington Federal, Inc.	185

		5,630

	Total Financials	150,571

Health Care — 12.6%
	Biotechnology — 5.0%
27	Acceleron Pharma, Inc. (a)	822
6	Adamas Pharmaceuticals, Inc. (a)	108
3	Agios Pharmaceuticals, Inc. (a)	196
24	Alnylam Pharmaceuticals, Inc. (a)	1,859
55	Applied Genetic Technologies Corp. (a)	1,020
32	Ardelyx, Inc. (a)	459
239	ARIAD Pharmaceuticals, Inc. (a)	1,292
62	Auspex Pharmaceuticals, Inc. (a)	1,599
10	Avalanche Biotechnologies, Inc. (a)	335
29	Bluebird Bio, Inc. (a)	1,023
36	Cara Therapeutics, Inc. (a)	304
52	Celladon Corp. (a)	544
169	Celldex Therapeutics, Inc. (a)	2,195

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
77	Dicerna Pharmaceuticals, Inc. (a)	979
106	Eleven Biotherapeutics, Inc. (a)	1,180
19	Immune Design Corp. (a)	334
97	Insmed, Inc. (a)	1,266
3	Intercept Pharmaceuticals, Inc. (a)	663
27	Isis Pharmaceuticals, Inc. (a)	1,052
7	Karyopharm Therapeutics, Inc. (a)	245
105	Kindred Biosciences, Inc. (a)	974
84	Kite Pharma, Inc. (a)	2,400
20	MacroGenics, Inc. (a)	408
45	NPS Pharmaceuticals, Inc. (a)	1,157
131	Oncothyreon, Inc. (a)	251
7	Ophthotech Corp. (a)	272
38	Receptos, Inc. (a)	2,335
6	Sage Therapeutics, Inc. (a)	202
39	Synageva BioPharma Corp. (a)	2,662
275	Threshold Pharmaceuticals, Inc. (a)	993
60	Tokai Pharmaceuticals, Inc. (a)	911
62	Trevena, Inc. (a)	398
29	Ultragenyx Pharmaceutical, Inc. (a)	1,630
59	Vitae Pharmaceuticals, Inc. (a)	453
13	Zafgen, Inc. (a)	263

		32,784

	Health Care Equipment & Supplies — 3.0%
142	Greatbatch, Inc. (a)	6,029
81	Inogen, Inc. (a)	1,661
70	Insulet Corp. (a)	2,565
22	K2M Group Holdings, Inc. (a)	323
192	NuVasive, Inc. (a)	6,681
54	Orthofix International N.V., (Curacao) (a)	1,663
23	PhotoMedex, Inc. (a)	145
30	Roka Bioscience, Inc. (a)	300
54	TransEnterix, Inc. (a)	235
31	TriVascular Technologies, Inc. (a)	455

		20,057

	Health Care Providers & Services — 2.5%
69	Amsurg Corp. (a)	3,430
368	Cross Country Healthcare, Inc. (a)	3,421
10	HealthEquity, Inc. (a)	176
59	Kindred Healthcare, Inc.	1,148
89	Molina Healthcare, Inc. (a)	3,765
51	Owens & Minor, Inc.	1,663
50	Select Medical Holdings Corp.	599
33	Trupanion, Inc. (a)	276
38	WellCare Health Plans, Inc. (a)	2,281

		16,759

	Health Care Technology — 0.1%
16	Castlight Health, Inc., Class B (a)	208
30	Imprivata, Inc. (a)	466

		674

	Pharmaceuticals — 2.0%
165	AcelRx Pharmaceuticals, Inc. (a)	903
80	Amphastar Pharmaceuticals, Inc. (a)	937
49	Catalent, Inc. (a)	1,219
82	Egalet Corp. (a)	469
17	Furiex Pharmaceuticals, Inc. (a) (i)	168
106	Impax Laboratories, Inc. (a)	2,501
8	Intersect ENT, Inc. (a)	129
6	Jazz Pharmaceuticals plc (a)	931
46	Lannett Co., Inc. (a)	2,092
17	Mallinckrodt plc (a)	1,549
65	Medicines Co. (The) (a)	1,453
41	Revance Therapeutics, Inc. (a)	798
8	ZS Pharma, Inc. (a)	314

		13,463

	Total Health Care	83,737

Industrials — 13.8%
	Aerospace & Defense — 1.5%
82	AAR Corp.	1,973
7	Curtiss-Wright Corp.	428
132	Engility Holdings, Inc. (a)	4,102
28	Esterline Technologies Corp. (a)	3,116
3	Triumph Group, Inc.	182

		9,801

	Air Freight & Logistics — 0.2%
20	Atlas Air Worldwide Holdings, Inc. (a)	667
19	Park-Ohio Holdings Corp.	905

		1,572

	Airlines — 1.0%
115	Alaska Air Group, Inc.	4,999
122	Hawaiian Holdings, Inc. (a)	1,638

		6,637

	Building Products — 0.1%
46	Gibraltar Industries, Inc. (a)	635

	Commercial Services & Supplies — 3.9%
170	ABM Industries, Inc.	4,360
342	ACCO Brands Corp. (a)	2,360

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
84	ARC Document Solutions, Inc. (a)	680
65	Brady Corp., Class A	1,450
38	Ceco Environmental Corp.	502
434	Cenveo, Inc. (a)	1,071
129	Deluxe Corp.	7,121
13	Herman Miller, Inc.	388
205	Kimball International, Inc., Class B	3,082
60	Knoll, Inc.	1,032
148	Steelcase, Inc., Class A	2,403
6	UniFirst Corp.	609
21	United Stationers, Inc.	770
19	Viad Corp.	390

		26,218

	Construction & Engineering — 0.7%
16	Argan, Inc.	527
56	EMCOR Group, Inc.	2,218
79	Tutor Perini Corp. (a)	2,083

		4,828

	Electrical Equipment — 0.7%
36	EnerSys	2,129
31	Generac Holdings, Inc. (a)	1,245
17	Regal-Beloit Corp.	1,079

		4,453

	Machinery — 3.0%
29	Barnes Group, Inc.	883
24	Columbus McKinnon Corp.	532
79	Federal Signal Corp.	1,041
58	Global Brass & Copper Holdings, Inc.	857
44	Greenbrier Cos., Inc. (The)	3,236
20	Hyster-Yale Materials Handling, Inc.	1,397
37	Kadant, Inc.	1,453
27	LB Foster Co., Class A	1,245
88	Meritor, Inc. (a)	950
49	NN, Inc.	1,312
5	Standex International Corp.	356
48	TriMas Corp. (a)	1,175
92	Wabash National Corp. (a)	1,227
45	Wabtec Corp.	3,622
6	Watts Water Technologies, Inc., Class A	338

		19,624

	Marine — 0.0% (g)
3	Matson, Inc.	80

	Professional Services — 0.7%
43	Barrett Business Services, Inc.	1,702
18	Heidrick & Struggles International, Inc.	361
10	Kelly Services, Inc., Class A	152
20	Paylocity Holding Corp. (a)	395
39	RPX Corp. (a)	530
15	TriNet Group, Inc. (a)	378
33	TrueBlue, Inc. (a)	829
11	VSE Corp.	559

		4,906

	Road & Rail — 1.6%
3	AMERCO	786
128	ArcBest Corp.	4,789
13	Avis Budget Group, Inc. (a)	691
110	Quality Distribution, Inc. (a)	1,407
19	Saia, Inc. (a)	929
77	Swift Transportation Co. (a)	1,620
13	Universal Truckload Services, Inc.	313

		10,535

	Trading Companies & Distributors — 0.4%
41	Applied Industrial Technologies, Inc.	1,876
6	Beacon Roofing Supply, Inc. (a)	143
58	General Finance Corp. (a)	513

		2,532

	Total Industrials	91,821

Information Technology — 17.7%
	Communications Equipment — 1.3%
11	Arista Networks, Inc. (a)	963
199	ARRIS Group, Inc. (a)	5,640
137	Extreme Networks, Inc. (a)	657
117	Polycom, Inc. (a)	1,440

		8,700

	Electronic Equipment, Instruments & Components — 2.1%
170	Benchmark Electronics, Inc. (a)	3,771
71	Insight Enterprises, Inc. (a)	1,607
13	Littelfuse, Inc.	1,073
56	Newport Corp. (a)	998
321	Sanmina Corp. (a)	6,688

		14,137

	Internet Software & Services — 2.3%
182	Aerohive Networks, Inc. (a)	1,457
14	Amber Road, Inc. (a)	241
125	Carbonite, Inc. (a)	1,275
74	Cornerstone OnDemand, Inc. (a)	2,557

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
6	Digital River, Inc. (a)	90
5	Five9, Inc. (a)	35
32	Intralinks Holdings, Inc. (a)	262
15	Q2 Holdings, Inc. (a)	213
143	WebMD Health Corp. (a)	5,984
49	Yelp, Inc. (a)	3,351

		15,465

	IT Services — 2.6%
61	CSG Systems International, Inc.	1,614
12	EVERTEC, Inc., (Puerto Rico)	264
354	Global Cash Access Holdings, Inc. (a)	2,389
120	iGATE Corp. (a)	4,388
9	Science Applications International Corp.	402
293	Unisys Corp. (a)	6,866
35	VeriFone Systems, Inc. (a)	1,210

		17,133

	Semiconductors & Semiconductor Equipment — 4.6%
38	Alpha & Omega Semiconductor Ltd. (a)	357
123	Amkor Technology, Inc. (a)	1,037
166	Audience, Inc. (a)	1,231
34	Brooks Automation, Inc.	357
72	First Solar, Inc. (a)	4,751
154	GT Advanced Technologies, Inc. (a)	1,670
75	Integrated Silicon Solution, Inc.	1,036
61	Lattice Semiconductor Corp. (a)	458
22	Nanometrics, Inc. (a)	337
82	OmniVision Technologies, Inc. (a)	2,175
55	Pericom Semiconductor Corp. (a)	536
30	Photronics, Inc. (a)	244
151	Silicon Image, Inc. (a)	762
99	Skyworks Solutions, Inc.	5,729
137	Spansion, Inc., Class A (a)	3,115
157	SunEdison, Inc. (a)	2,957
392	Ultra Clean Holdings, Inc. (a)	3,509

		30,261

	Software — 4.5%
9	Aspen Technology, Inc. (a)	325
302	AVG Technologies N.V., (Netherlands) (a)	5,012
12	FireEye, Inc. (a)	370
17	Globant S.A., (Luxembourg) (a)	233
36	Manhattan Associates, Inc. (a)	1,200
53	MobileIron, Inc. (a)	595
37	Model N, Inc. (a)	369
262	Pegasystems, Inc.	5,009
45	PTC, Inc. (a)	1,653
8	Rovi Corp. (a)	154
252	Take-Two Interactive Software, Inc. (a)	5,814
316	TeleCommunication Systems, Inc., Class A (a)	881
50	Telenav, Inc. (a)	336
22	TIBCO Software, Inc. (a)	515
205	TiVo, Inc. (a)	2,620
11	TubeMogul, Inc. (a)	124
53	Varonis Systems, Inc. (a)	1,110
68	Verint Systems, Inc. (a)	3,770

		30,090

	Technology Hardware, Storage & Peripherals — 0.3%
63	Avid Technology, Inc. (a)	636
104	QLogic Corp. (a)	948
19	Super Micro Computer, Inc. (a)	556

		2,140

	Total Information Technology	117,926

Materials — 3.6%
	Chemicals — 1.6%
70	A Schulman, Inc.	2,531
64	Axiall Corp.	2,299
5	FutureFuel Corp.	55
6	Innospec, Inc.	205
39	Koppers Holdings, Inc.	1,290
101	Kronos Worldwide, Inc.	1,394
45	Minerals Technologies, Inc.	2,802
70	OMNOVA Solutions, Inc. (a)	378

		10,954

	Construction Materials — 0.0% (g)
31	Headwaters, Inc. (a)	390

	Containers & Packaging — 1.0%
241	Graphic Packaging Holding Co. (a)	3,000
71	Rock-Tenn Co., Class A	3,397

		6,397

	Metals & Mining — 0.7%
68	Commercial Metals Co.	1,159
51	Ryerson Holding Corp. (a)	648
76	Worthington Industries, Inc.	2,832

		4,639

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.3%
32	Boise Cascade Co. (a)	967
56	Resolute Forest Products, Inc., (Canada) (a)	873

		1,840

	Total Materials	24,220

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
36	IDT Corp., Class B	583
376	Inteliquent, Inc.	4,680
58	Intelsat S.A., (Luxembourg) (a)	999
99	Premiere Global Services, Inc. (a)	1,182

		7,444

	Wireless Telecommunication Services — 0.1%
56	RingCentral, Inc., Class A (a)	714

	Total Telecommunication Services	8,158

Utilities — 3.0%
	Electric Utilities — 1.3%
7	El Paso Electric Co.	252
20	Empire District Electric Co. (The)	490
33	IDACORP, Inc.	1,769
17	MGE Energy, Inc.	645
162	Portland General Electric Co.	5,203
11	Westar Energy, Inc.	389

		8,748

	Gas Utilities — 0.7%
2	AGL Resources, Inc.	122
8	Chesapeake Utilities Corp.	348
19	Laclede Group, Inc. (The)	896
33	New Jersey Resources Corp.	1,682
9	Northwest Natural Gas Co.	372
16	Southwest Gas Corp.	782
10	WGL Holdings, Inc.	421

		4,623

	Independent Power & Renewable Electricity Producers — 1.0%
215	Dynegy, Inc. (a)	6,191
12	TerraForm Power, Inc., Class A (a)	343

		6,534

	Total Utilities	19,905

	Total Common Stocks (Cost $500,794)	648,308

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,415	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $1,415 )	1,416

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
11,297	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $11,297 )	11,297

	Total Investments — 99.4% (Cost $513,506)	661,021
	Other Assets in Excess of Liabilities — 0.6%	3,705

	NET ASSETS — 100.0%	$664,726

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
146	E-mini Russell 2000	12/19/14	$16,010	$(623)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,642
Aggregate gross unrealized depreciation	(27,127)

Net unrealized appreciation/depreciation	$147,515

Federal income tax cost of investments	$513,506

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments —Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$81,078	$—	$—	$81,078
Consumer Staples	28,994	—	—	28,994
Energy	41,898	—	—	41,898
Financials	150,571	—	—	150,571
Health Care	83,569	—	168	83,737
Industrials	91,821	—	—	91,821
Information Technology	117,926	—	—	117,926
Materials	24,220	—	—	24,220
Telecommunication Services	8,158	—	—	8,158
Utilities	19,905	—	—	19,905

Total Common Stocks	648,140	—	168	648,308

U.S. Treasury Obligations	$—	$1,416	$—	$1,416
Investment Company	11,297	—	—	11,297

Total Investments in Securities	$659,437	$1,416	$168	$661,021

Depreciation in Other Financial Instruments
Futures Contracts	$(623)	$—	$—	$(623)

There were no transfers between levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.9%
Consumer Discretionary — 19.3%
	Auto Components — 1.5%
1,613	Dana Holding Corp.	30,925
416	Drew Industries, Inc.	17,552

		48,477

	Distributors — 1.4%
828	Pool Corp.	44,666

	Diversified Consumer Services — 2.1%
644	Ascent Capital Group, Inc., Class A (a)	38,784
1,186	ServiceMaster Global Holdings, Inc. (a)	28,711

		67,495

	Hotels, Restaurants & Leisure — 3.3%
1,356	Brinker International, Inc.	68,855
725	Monarch Casino & Resort, Inc. (a)	8,629
569	Papa John’s International, Inc.	22,758
104	Zoe’s Kitchen, Inc. (a)	3,196

		103,438

	Household Durables — 2.7%
1,444	Jarden Corp. (a)	86,805

	Leisure Products — 1.1%
547	Brunswick Corp.	23,047
621	Malibu Boats, Inc., Class A (a)	11,503

		34,550

	Media — 3.6%
1,422	Cinemark Holdings, Inc.	48,410
616	E.W. Scripps Co. (The), Class A (a)	10,048
445	Morningstar, Inc.	30,237
1,814	National CineMedia, Inc.	26,316

		115,011

	Specialty Retail — 1.9%
1,901	American Eagle Outfitters, Inc.	27,607
2,095	Chico’s FAS, Inc.	30,947

		58,554

	Textiles, Apparel & Luxury Goods — 1.7%
2,734	Crocs, Inc. (a)	34,393
555	Iconix Brand Group, Inc. (a)	20,499

		54,892

	Total Consumer Discretionary	613,888

Consumer Staples — 3.2%
	Food Products — 1.2%
423	J&J Snack Foods Corp.	39,558

	Household Products — 2.0%
699	Spectrum Brands Holdings, Inc.	63,325

	Total Consumer Staples	102,883

Energy — 4.7%
	Energy Equipment & Services — 1.8%
71	Dril-Quip, Inc. (a)	6,305
813	Patterson-UTI Energy, Inc.	26,451
660	Tidewater, Inc.	25,766

		58,522

	Oil, Gas & Consumable Fuels — 2.9%
766	Approach Resources, Inc. (a)	11,104
188	Cimarex Energy Co.	23,837
879	Laredo Petroleum, Inc. (a)	19,695
458	Oasis Petroleum, Inc. (a)	19,169
2,785	Resolute Energy Corp. (a)	17,464

		91,269

	Total Energy	149,791

Financials — 19.6%
	Banks — 8.1%
3,361	Associated Banc-Corp.	58,550
765	BankUnited, Inc.	23,337
1,513	First Financial Bancorp	23,952
1,631	First Horizon National Corp. (m)	20,028
604	First Republic Bank	29,832
733	Glacier Bancorp, Inc.	18,957
385	Iberiabank Corp.	24,045
1,832	Umpqua Holdings Corp.	30,173
1,269	Western Alliance Bancorp (a)	30,336

		259,210

	Capital Markets — 4.0%
586	Eaton Vance Corp.	22,098
545	Greenhill & Co., Inc.	25,346
1,258	HFF, Inc., Class A	36,433
1,381	Janus Capital Group, Inc.	20,079
678	Moelis & Co.	23,160

		127,116

	Insurance — 1.9%
1,338	ProAssurance Corp.	58,978

	Real Estate Investment Trusts (REITs) — 4.9%
570	EastGroup Properties, Inc. (m)	34,541
417	Mid-America Apartment Communities, Inc. (m)	27,352
1,145	National Retail Properties, Inc. (m)	39,572
1,918	RLJ Lodging Trust (m)	54,592

		156,057

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Management & Development — 0.7%
602	Realogy Holdings Corp. (a)	22,393

	Total Financials	623,754

Health Care — 10.1%
	Health Care Equipment & Supplies — 2.6%
406	IDEXX Laboratories, Inc. (a)	47,841
822	West Pharmaceutical Services, Inc.	36,815

		84,656

	Health Care Providers & Services — 6.9%
1,773	Catalent, Inc. (a)	44,381
462	Centene Corp. (a)	38,208
821	Hanger, Inc. (a)	16,852
183	HealthEquity, Inc. (a)	3,353
711	HealthSouth Corp.	26,234
428	Magellan Health, Inc. (a)	23,405
327	MWI Veterinary Supply, Inc. (a)	48,551
321	WellCare Health Plans, Inc. (a)	19,399

		220,383

	Health Care Technology — 0.6%
666	Omnicell, Inc. (a)	18,194

	Total Health Care	323,233

Industrials — 16.6%
	Air Freight & Logistics — 0.7%
492	Forward Air Corp.	22,076

	Airlines — 0.2%
39	Allegiant Travel Co.	4,847

	Building Products — 0.5%
1,526	Ply Gem Holdings, Inc. (a)	16,540

	Commercial Services & Supplies — 4.9%
1,083	Herman Miller, Inc.	32,326
1,129	KAR Auction Services, Inc.	32,328
1,890	Waste Connections, Inc.	91,702

		156,356

	Construction & Engineering — 0.6%
1,368	Comfort Systems USA, Inc.	18,540

	Electrical Equipment — 1.9%
845	Generac Holdings, Inc. (a)	34,238
404	Regal-Beloit Corp.	25,930

		60,168

	Machinery — 6.4%
1,123	Allison Transmission Holdings, Inc.	31,987
800	Altra Industrial Motion Corp.	23,331
1,090	Douglas Dynamics, Inc.	21,258
625	RBC Bearings, Inc.	35,464
1,411	Rexnord Corp. (a)	40,157
867	Toro Co. (The)	51,331

		203,528

	Road & Rail — 1.1%
1,262	Knight Transportation, Inc.	34,565

	Trading Companies & Distributors — 0.3%
122	Watsco, Inc.	10,502

	Total Industrials	527,122

Information Technology — 11.1%
	Electronic Equipment, Instruments & Components — 1.8%
345	Anixter International, Inc.	29,250
368	FEI Co.	27,725

		56,975

	Internet Software & Services — 1.3%
305	GrubHub, Inc. (a)	10,445
1,214	Q2 Holdings, Inc. (a)	16,993
124	Zillow, Inc., Class A (a)	14,440

		41,878

	IT Services — 1.1%
1,308	CoreLogic, Inc. (a)	35,400

	Semiconductors & Semiconductor Equipment — 1.0%
1,550	Freescale Semiconductor Ltd. (a)	30,275

	Software — 5.9%
1,109	Advent Software, Inc.	34,998
217	FactSet Research Systems, Inc.	26,325
300	Guidewire Software, Inc. (a)	13,315
616	Imperva, Inc. (a)	17,708
1,084	Monotype Imaging Holdings, Inc.	30,688
150	NetSuite, Inc. (a)	13,456
2,086	Rovi Corp. (a)	41,186
186	Splunk, Inc. (a)	10,317

		187,993

	Total Information Technology	352,521

Materials — 7.6%
	Chemicals — 2.3%
2,814	Taminco Corp. (a)	73,455

	Containers & Packaging — 5.3%
939	AptarGroup, Inc.	56,999
1,192	Crown Holdings, Inc. (a)	53,082

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Containers & Packaging — Continued
1,238	Silgan Holdings, Inc.	58,170

		168,251

	Total Materials	241,706

Utilities — 2.7%
	Electric Utilities — 1.4%
1,424	Portland General Electric Co.	45,736

	Multi-Utilities — 1.3%
895	NorthWestern Corp.	40,585

	Total Utilities	86,321

	Total Common Stocks (Cost $2,084,368)	3,021,219

Exchange Traded Fund — 0.4%
	U.S. Equity — 0.4%
131	iShares Russell 2000 ETF (Cost $14,897)	14,300

Short-Term Investment — 4.8%
	Investment Company — 4.8%
153,604	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $153,604)	153,604

	Total Investments — 100.1% (Cost $2,252,869)	3,189,123
	Liabilities in Excess of Other Assets — (0.1)%	(4,244)

	NET ASSETS — 100.0%	$3,184,879

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,024,933
Aggregate gross unrealized depreciation	(88,679)

Net unrealized appreciation/depreciation	$936,254

Federal income tax cost of investments	$2,252,869

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,189,123	$—	$—	$3,189,123

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 47.8%
	International Equity — 17.1%
81,620	iShares MSCI EAFE ETF	5,233,474
68,774	iShares MSCI Emerging Markets ETF	2,858,248

	Total International Equity	8,091,722

	U.S. Equity — 30.7%
11,011	iShares Russell 2000 ETF	1,204,053
10,541	iShares Russell Mid-Cap ETF	1,669,062
64,561	Vanguard S&P 500 ETF	11,659,071

	Total U.S. Equity	14,532,186

	Total Exchange Traded Funds (Cost $20,544,224)	22,623,908

Investment Companies — 52.2% (b)
	Alternative Assets — 6.0%
225,623	JPMorgan Realty Income Fund, Class R5 Shares	2,836,085

	International Equity — 16.7%
108,130	JPMorgan Emerging Economies Fund, Class R5 Shares	1,416,498
57,521	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,347,716
110,694	JPMorgan International Equity Fund, Class R6 Shares	1,726,830
113,893	JPMorgan International Opportunities Fund, Class R6 Shares	1,716,368
86,567	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	1,737,391

	Total International Equity	7,944,803

	Money Market — 0.4%
167,910	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	167,910

	U.S. Equity — 29.1%
194,580	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	2,842,817
71,976	JPMorgan Intrepid America Fund, Class R5 Shares	2,741,581
16,017	JPMorgan Mid Cap Equity Fund, Class R6 Shares	707,807
264,107	JPMorgan U.S. Equity Fund, Class R6 Shares	3,995,938
44,375	JPMorgan U.S. Small Company Fund, Class R6 Shares	681,605
96,592	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	2,818,565

	Total U.S. Equity	13,788,313

	Total Investment Companies (Cost $22,854,410)	24,737,111

	Total Investments — 100.0% (Cost $43,398,634)	47,361,019
	Liabilities in Excess of Other Assets — 0.0% (g)	(14,607)

	NET ASSETS — 100.0%	$47,346,412

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,962,385
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$3,962,385

Federal income tax cost of investments	$43,398,634

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$47,361,019	$—	$—	$47,361,019

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.6%
	International Equity — 0.6%
268,106	SPDR S&P Global Natural Resources ETF (Cost $13,746,209)	13,059,443

Investment Companies — 100.1% (b)
	Alternative Assets — 3.8%
1,241,153	JPMorgan Commodities Strategy Fund, Class R6 Shares	15,514,407
5,349,646	JPMorgan Realty Income Fund, Class R5 Shares	67,245,044

	Total Alternative Assets	82,759,451

	Fixed Income — 50.7%
56,384,280	JPMorgan Core Bond Fund, Class R6 Shares	658,568,388
9,071,925	JPMorgan Corporate Bond Fund, Class R6 Shares	90,084,211
7,524,674	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	63,207,262
1,439,043	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	13,296,759
6,099,713	JPMorgan Floating Rate Income Fund, Class R6 Shares	60,570,148
14,688,859	JPMorgan High Yield Fund, Class R6 Shares	116,188,878
7,687,892	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	80,415,346
2,004,366	JPMorgan Real Return Fund, Institutional Class Shares	20,083,750

	Total Fixed Income	1,102,414,742

	International Equity — 11.9%
2,698,545	JPMorgan Emerging Economies Fund, Class R5 Shares	35,350,944
1,644,631	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	38,533,705
4,233,996	JPMorgan International Equity Fund, Class R6 Shares	66,050,338
4,252,512	JPMorgan International Opportunities Fund, Class R6 Shares	64,085,352
2,675,682	JPMorgan Intrepid International Fund, Institutional Class Shares	53,700,941

	Total International Equity	257,721,280

	Money Market — 6.8%
148,311,887	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	148,311,887

	U.S. Equity — 26.9%
10,347,044	JPMorgan Disciplined Equity Fund, Class R6 Shares	249,260,290
5,271,562	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	77,017,528
1,783,641	JPMorgan Intrepid America Fund, Class R5 Shares	67,938,884
904,035	JPMorgan Mid Cap Equity Fund, Class R6 Shares	39,949,289
199,179	JPMorgan Small Cap Equity Fund, Class R5 Shares	9,775,722
811,729	JPMorgan Small Cap Growth Fund, Class R6 Shares	11,664,539
426,754	JPMorgan Small Cap Value Fund, Class R6 Shares	11,419,942
3,162,322	JPMorgan U.S. Equity Fund, Class R6 Shares	47,845,928
2,404,044	JPMorgan Value Advantage Fund, Institutional Class Shares	70,150,006

	Total U.S. Equity	585,022,128

	Total Investment Companies (Cost $1,980,272,830)	2,176,229,488

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
9,380,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $9,383,824)	9,386,229

	Total Investments — 101.1% (Cost $2,003,402,863)	2,198,675,160
	Liabilities in Excess of Other Assets — (1.1)%	(24,931,906)

	NET ASSETS — 100.0%	$2,173,743,254

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
180	TOPIX Index	12/11/14	$21,770,686	$601,459
69	S&P/Toronto 60 Index	12/18/14	10,611,688	(358,415)
111	10 Year U.S. Treasury Note	12/19/14	13,835,109	10,179
558	Dow Jones Euro STOXX 50 Index	12/19/14	22,715,121	141,389
51	E-mini Russell 2000	12/19/14	5,592,660	(319,097)
393	E-mini S&P 500	12/19/14	38,622,075	(360,279)
171	Long Gilt	12/29/14	31,364,291	126,852

	Short Futures Outstanding
(139)	Hang Seng Index	10/30/14	(20,425,250)	454,573
(281)	FTSE 100 Index	12/19/14	(30,090,902)	908,654
(345)	5 Year U.S. Treasury Note	12/31/14	(40,798,945)	55,613

				$1,260,928

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling
1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,384,149
Aggregate gross unrealized depreciation	(5,111,852)

Net unrealized appreciation/depreciation	$195,272,297

Federal income tax cost of investments	$2,003,402,863

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,189,288,931	$9,386,229	$—	$2,198,675,160
Appreciation in Other Financial Instruments
Futures Contracts	$2,298,719	$—	$—	$2,298,719
Depreciation in Other Financial Instruments
Futures Contracts	$(1,037,791)	$—	$—	$(1,037,791)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	International Equity — 0.1%
79,697	SPDR S&P Global Natural Resources ETF (Cost $4,224,563)	3,882,041

Investment Companies — 100.6% (b)
	Alternative Assets — 4.4%
823,443	JPMorgan Commodities Strategy Fund, Class R6 Shares	10,293,035
15,589,172	JPMorgan Realty Income Fund, Class R5 Shares	195,955,894

	Total Alternative Assets	206,248,929

	Fixed Income — 43.0%
114,161,504	JPMorgan Core Bond Fund, Class R6 Shares	1,333,406,362
18,605,069	JPMorgan Corporate Bond Fund, Class R6 Shares	184,748,340
16,379,346	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	137,586,508
2,314,331	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	21,384,417
3,996,657	JPMorgan Floating Rate Income Fund, Class R6 Shares	39,686,807
28,038,098	JPMorgan High Yield Fund, Class R6 Shares	221,781,353
4,804,739	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	50,257,569
1,035,077	JPMorgan Real Return Fund, Institutional Class Shares	10,371,471

	Total Fixed Income	1,999,222,827

	International Equity — 16.5%
7,896,774	JPMorgan Emerging Economies Fund, Class R5 Shares	103,447,735
5,689,464	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	133,304,134
12,383,811	JPMorgan International Equity Fund, Class R6 Shares	193,187,448
12,190,966	JPMorgan International Opportunities Fund, Class R6 Shares	183,717,858
7,639,604	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	153,326,852

	Total International Equity	766,984,027

	Money Market — 2.0%
92,828,291	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	92,828,291

	U.S. Equity — 34.7%
22,576,383	JPMorgan Disciplined Equity Fund, Class R6 Shares	543,865,067
15,058,037	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	219,997,918
5,754,750	JPMorgan Intrepid America Fund, Class R5 Shares	219,198,431
2,719,437	JPMorgan Mid Cap Equity Fund, Class R6 Shares	120,171,932
647,495	JPMorgan Small Cap Equity Fund, Class R5 Shares	31,779,062
2,452,986	JPMorgan Small Cap Growth Fund, Class R6 Shares	35,249,413
1,107,362	JPMorgan Small Cap Value Fund, Class R6 Shares	29,633,011
13,323,053	JPMorgan U.S. Equity Fund, Class R6 Shares	201,577,788
7,290,313	JPMorgan Value Advantage Fund, Institutional Class Shares	212,731,335

	Total U.S. Equity	1,614,203,957

	Total Investment Companies (Cost $4,207,672,491)	4,679,488,031

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
22,840,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $22,848,696)	22,855,165

	Total Investments — 101.2% (Cost $4,234,745,750)	4,706,225,237
	Liabilities in Excess of Other Assets — (1.2)%	(57,422,782)

	NET ASSETS — 100.0%	$4,648,802,455

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
385	TOPIX Index	12/11/14	$46,565,079	$1,286,458
147	S&P/Toronto 60 Index	12/18/14	22,607,509	(763,683)
637	10 Year U.S. Treasury Note	12/19/14	79,396,078	(318,673)
1,285	Dow Jones Euro STOXX 50 Index	12/19/14	52,309,910	287,947
74	E-mini Russell 2000	12/19/14	8,114,840	(463,008)
1,166	E-mini S&P 500	12/19/14	114,588,650	(1,123,599)
361	Long Gilt	12/29/14	66,213,503	267,798

	Short Futures Outstanding
(298)	Hang Seng Index	10/30/14	(43,789,384)	974,641
(591)	FTSE 100 Index	12/19/14	(63,287,271)	1,910,780
(1,099)	5 Year U.S. Treasury Note	12/31/14	(129,965,336)	72,802

				$2,131,463

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,238,772
Aggregate gross unrealized depreciation	(5,759,285)

Net unrealized appreciation/depreciation	$471,479,487

Federal income tax cost of investments	$4,234,745,750

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,683,370,072	$22,855,165	$—	$4,706,225,237
Appreciation in Other Financial Instruments
Futures Contracts	$4,800,426	$—	$—	$4,800,426
Depreciation in Other Financial Instruments
Futures Contracts	$(2,668,963)	$—	$—	$(2,668,963)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.5% (b)
	Alternative Assets — 4.7%
14,030,648	JPMorgan Realty Income Fund, Class R5 Shares	176,365,245

	Fixed Income — 33.4%
71,585,641	JPMorgan Core Bond Fund, Class R6 Shares	836,120,289
11,648,002	JPMorgan Corporate Bond Fund, Class R6 Shares	115,664,661
13,517,345	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	113,545,695
1,740,104	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	16,078,561
21,682,911	JPMorgan High Yield Fund, Class R6 Shares	171,511,829

	Total Fixed Income	1,252,921,035

	International Equity — 19.5%
8,121,379	JPMorgan Emerging Economies Fund, Class R5 Shares	106,390,070
5,312,847	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	124,480,009
10,748,552	JPMorgan International Equity Fund, Class R6 Shares	167,677,404
10,956,943	JPMorgan International Opportunities Fund, Class R6 Shares	165,121,126
8,452,645	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	169,644,576

	Total International Equity	733,313,185

	Money Market — 2.1%
77,143,686	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	77,143,686

	U.S. Equity — 40.8%
21,176,795	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	510,148,980
14,366,185	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	209,889,957
5,328,954	JPMorgan Intrepid America Fund, Class R5 Shares	202,979,861
2,790,382	JPMorgan Mid Cap Equity Fund, Class R6 Shares	123,307,001
586,255	JPMorgan Small Cap Equity Fund, Class R5 Shares	28,773,417
1,922,820	JPMorgan Small Cap Growth Fund, Class R6 Shares	27,630,923
1,029,274	JPMorgan Small Cap Value Fund, Class R6 Shares	27,543,361
12,641,257	JPMorgan U.S. Equity Fund, Class R6 Shares	191,262,212
7,169,254	JPMorgan Value Advantage Fund, Institutional Class Shares	209,198,839

	Total U.S. Equity	1,530,734,551

	Total Investment Companies (Cost $3,441,540,792)	3,770,477,702

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
27,655,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $27,666,929)	27,673,363

	Total Investments — 101.3% (Cost $3,469,207,721)	3,798,151,065
	Liabilities in Excess of Other Assets — (1.3)%	(47,713,359)

	NET ASSETS — 100.0%	$3,750,437,706

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
462	TOPIX Index	12/11/2014	$55,878,094	$1,543,738
191	S&P/Toronto 60 Index	12/18/2014	29,374,383	(1,000,217)
699	10 Year U.S. Treasury Note	12/19/2014	87,123,797	(340,605)
1,464	Dow Jones Euro STOXX 50 Index	12/19/2014	59,596,660	361,235
106	E-mini Russell 2000	12/19/2014	11,623,960	(663,227)
1,484	E-mini S&P 500	12/19/2014	145,840,100	(1,481,138)
437	Long Gilt	12/29/2014	80,153,188	324,177

	Short Futures Outstanding
(358)	Hang Seng Index	10/30/2014	(52,606,039)	1,170,740
(728)	FTSE 100 Index	12/19/2014	(77,957,924)	2,353,919
(1,624)	5 Year U.S. Treasury Note	12/31/2014	(192,050,687)	144,538

				$2,413,160

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,311,216
Aggregate gross unrealized depreciation	(4,367,872)

Net unrealized appreciation/depreciation	$328,943,344

Federal income tax cost of investments	$3,469,207,721

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,770,477,702	$27,673,363	$—	$3,798,151,065
Appreciation in Other Financial Instruments
Futures Contracts	$5,898,347	$—	$—	$5,898,347
Depreciation in Other Financial Instruments
Futures Contracts	$(3,485,187)	$—	$—	$(3,485,187)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 5.0%
18,002,333	JPMorgan Realty Income Fund, Class R5 Shares	226,289,323

	Fixed Income — 25.9%
59,292,204	JPMorgan Core Bond Fund, Class R6 Shares	692,532,940
9,626,674	JPMorgan Corporate Bond Fund, Class R6 Shares	95,592,872
18,708,031	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	157,147,462
1,941,040	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	17,935,206
24,930,726	JPMorgan High Yield Fund, Class R6 Shares	197,202,040

	Total Fixed Income	1,160,410,520

	International Equity — 22.4%
10,917,422	JPMorgan Emerging Economies Fund, Class R5 Shares	143,018,229
7,126,390	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	166,971,324
15,386,339	JPMorgan International Equity Fund, Class R6 Shares	240,026,896
15,771,365	JPMorgan International Opportunities Fund, Class R6 Shares	237,674,466
10,784,702	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	216,448,968

	Total International Equity	1,004,139,883

	Money Market — 1.7%
75,151,264	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	75,151,264

	U.S. Equity — 44.7%
25,318,539	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	609,923,597
19,362,665	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	282,888,530
7,333,310	JPMorgan Intrepid America Fund, Class R5 Shares	279,325,760
3,757,947	JPMorgan Mid Cap Equity Fund, Class R6 Shares	166,063,681
729,536	JPMorgan Small Cap Equity Fund, Class R5 Shares	35,805,633
2,955,930	JPMorgan Small Cap Growth Fund, Class R6 Shares	42,476,710
1,231,292	JPMorgan Small Cap Value Fund, Class R6 Shares	32,949,370
18,140,445	JPMorgan U.S. Equity Fund, Class R6 Shares	274,464,927
9,514,111	JPMorgan Value Advantage Fund, Institutional Class Shares	277,621,764

	Total U.S. Equity	2,001,519,972

	Total Investment Companies (Cost $3,920,879,949)	4,467,510,962

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.1%
47,385,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $47,406,878)	47,416,464

	Total Investments — 100.8% (Cost $3,968,286,827)	4,514,927,426
	Liabilities in Excess of Other Assets — (0.8)%	(34,594,011)

	NET ASSETS — 100.0%	$4,480,333,415

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
742	TOPIX Index	12/11/2014	$89,743,606	$2,479,340
280	S&P/Toronto 60 Index	12/18/2014	43,061,922	(1,453,327)
908	10 Year U.S. Treasury Note	12/19/2014	113,173,687	(453,502)
2,175	Dow Jones Euro STOXX 50 Index	12/19/2014	88,540,120	606,183
228	E-mini Russell 2000	12/19/2014	25,002,480	(1,426,561)
3,010	E-mini S&P 500	12/19/2014	295,807,750	(2,986,407)
693	Long Gilt	12/29/2014	127,107,917	514,084

	Short Futures Outstanding
(575)	Hang Seng Index	10/30/2014	(84,492,939)	1,880,339
(1,162)	FTSE 100 Index	12/19/2014	(124,432,841)	3,757,137
(3,096)	5 Year U.S. Treasury Note	12/31/2014	(366,126,187)	422,739

				$3,340,025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$551,415,586
Aggregate gross unrealized depreciation	(4,774,987)

Net unrealized appreciation/depreciation	$546,640,599

Federal income tax cost of investments	$3,968,286,827

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,467,510,962	$47,416,464	$—	$4,514,927,426
Appreciation in Other Financial Instruments
Futures Contracts	$9,659,822	$—	$—	$9,659,822
Depreciation in Other Financial Instruments
Futures Contracts	$(6,319,797)	$—	$—	$(6,319,797)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5% (b)
	Alternative Assets — 5.7%
12,786,249	JPMorgan Realty Income Fund, Class R5 Shares	160,723,151

	Fixed Income — 18.5%
22,696,041	JPMorgan Core Bond Fund, Class R6 Shares	265,089,757
4,070,562	JPMorgan Corporate Bond Fund, Class R6 Shares	40,420,676
11,182,494	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	93,932,948
1,062,576	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	9,818,206
14,699,332	JPMorgan High Yield Fund, Class R6 Shares	116,271,716

	Total Fixed Income	525,533,303

	International Equity — 24.9%
7,562,499	JPMorgan Emerging Economies Fund, Class R5 Shares	99,068,736
5,268,305	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	123,436,395
10,504,257	JPMorgan International Equity Fund, Class R6 Shares	163,866,412
10,713,485	JPMorgan International Opportunities Fund, Class R6 Shares	161,452,220
8,034,398	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	161,250,364

	Total International Equity	709,074,127

	Money Market — 2.0%
58,065,107	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	58,065,107

	U.S. Equity — 48.4%
17,742,204	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	427,409,696
13,707,911	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	200,272,581
4,863,354	JPMorgan Intrepid America Fund, Class R5 Shares	185,245,165
2,445,984	JPMorgan Mid Cap Equity Fund, Class R6 Shares	108,088,031
514,005	JPMorgan Small Cap Equity Fund, Class R5 Shares	25,227,363
1,727,268	JPMorgan Small Cap Growth Fund, Class R6 Shares	24,820,845
1,056,870	JPMorgan Small Cap Value Fund, Class R6 Shares	28,281,849
12,024,114	JPMorgan U.S. Equity Fund, Class R6 Shares	181,924,850
6,734,936	JPMorgan Value Advantage Fund, Institutional Class Shares	196,525,441

	Total U.S. Equity	1,377,795,821

	Total Investment Companies (Cost $2,552,742,360)	2,831,191,509

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.1%
29,710,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $29,724,116)	29,729,727

	Total Investments — 100.6% (Cost $2,582,466,476)	2,860,921,236
	Liabilities in Excess of Other Assets — (0.6)%	(16,055,731)

	NET ASSETS — 100.0%	$2,844,865,505

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
470	TOPIX Index	12/11/2014	$56,845,680	$1,570,485
175	S&P/Toronto 60 Index	12/18/2014	26,913,701	(908,100)
643	10 Year U.S. Treasury Note	12/19/2014	80,143,922	(314,021)
1,420	Dow Jones Euro STOXX 50 Index	12/19/2014	57,805,504	376,381
152	E-mini Russell 2000	12/19/2014	16,668,320	(951,039)
1,896	E-mini S&P 500	12/19/2014	186,329,400	(1,756,817)
433	Long Gilt	12/29/2014	79,419,521	321,210

	Short Futures Outstanding
(363)	Hang Seng Index	10/30/2014	(53,340,760)	1,187,088
(731)	FTSE 100 Index	12/19/2014	(78,279,179)	2,363,518
(1,880)	5 Year U.S. Treasury Note	12/31/2014	(222,324,688)	215,521

				$2,104,226

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$281,705,136
Aggregate gross unrealized depreciation	(3,250,376)

Net unrealized appreciation/depreciation	$278,454,760

Federal income tax cost of investments	$2,582,466,476

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,831,191,509	$29,729,727	$—	$2,860,921,236
Appreciation in Other Financial Instruments
Futures Contracts	$6,034,203	$—	$—	$6,034,203
Depreciation in Other Financial Instruments
Futures Contracts	$(3,929,977)	$—	$—	$(3,929,977)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 5.9%
15,034,285	JPMorgan Realty Income Fund, Class R5 Shares	188,980,960

	Fixed Income — 14.5%
16,722,262	JPMorgan Core Bond Fund, Class R6 Shares	195,316,017
3,144,651	JPMorgan Corporate Bond Fund, Class R6 Shares	31,226,384
11,431,978	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	96,028,616
1,140,023	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	10,533,816
16,101,667	JPMorgan High Yield Fund, Class R6 Shares	127,364,185

	Total Fixed Income	460,469,018

	International Equity — 26.3%
8,769,078	JPMorgan Emerging Economies Fund, Class R5 Shares	114,874,916
6,036,436	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	141,433,706
12,989,035	JPMorgan International Equity Fund, Class R6 Shares	202,628,954
12,883,219	JPMorgan International Opportunities Fund, Class R6 Shares	194,150,114
9,206,075	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	184,765,928

	Total International Equity	837,853,618

	Money Market — 1.3%
42,549,411	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	42,549,411

	U.S. Equity — 50.8%
19,891,205	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	479,179,118
15,547,250	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	227,145,329
6,147,533	JPMorgan Intrepid America Fund, Class R5 Shares	234,159,526
2,781,327	JPMorgan Mid Cap Equity Fund, Class R6 Shares	122,906,857
628,752	JPMorgan Small Cap Equity Fund, Class R5 Shares	30,859,167
2,261,338	JPMorgan Small Cap Growth Fund, Class R6 Shares	32,495,429
1,255,787	JPMorgan Small Cap Value Fund, Class R6 Shares	33,604,872
14,817,354	JPMorgan U.S. Equity Fund, Class R6 Shares	224,186,564
7,968,915	JPMorgan Value Advantage Fund, Institutional Class Shares	232,532,945

	Total U.S. Equity	1,617,069,807

	Total Investment Companies (Cost $2,713,548,750)	3,146,922,814

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
33,435,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $33,450,366)	33,457,201

	Total Investments — 99.8% (Cost $2,746,999,116)	3,180,380,015
	Other Assets in Excess of Liabilities — 0.2%	5,468,716

	NET ASSETS — 100.0%	$3,185,848,731

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
528	TOPIX Index	12/11/2014	$63,860,679	$1,764,275
199	S&P/Toronto 60 Index	12/18/2014	30,604,724	(1,033,453)
687	10 Year U.S. Treasury Note	12/19/2014	85,628,109	(331,174)
1,543	Dow Jones Euro STOXX 50 Index	12/19/2014	62,812,600	430,031
141	E-mini Russell 2000	12/19/2014	15,462,060	(882,217)
2,127	E-mini S&P 500	12/19/2014	209,030,925	(2,040,811)
492	Long Gilt	12/29/2014	90,241,118	364,977

	Short Futures Outstanding
(408)	Hang Seng Index	10/30/2014	(59,953,251)	1,334,221
(826)	FTSE 100 Index	12/19/2014	(88,452,260)	2,670,789
(2,136)	5 Year U.S. Treasury Note	12/31/2014	(252,598,687)	314,465

				$2,591,103

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435,805,629
Aggregate gross unrealized depreciation	(2,424,730)

Net unrealized appreciation/depreciation	$433,380,899

Federal income tax cost of investments	$2,746,999,116

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,146,922,814	$33,457,201	$—	$3,180,380,015
Appreciation in Other Financial Instruments
Futures Contracts	$6,878,758	$—	$—	$6,878,758
Depreciation in Other Financial Instruments
Futures Contracts	$(4,287,655)	$—	$—	$(4,287,655)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 5.9%
7,576,304	JPMorgan Realty Income Fund, Class R5 Shares	95,234,139

	Fixed Income — 14.5%
8,738,793	JPMorgan Core Bond Fund, Class R6 Shares	102,069,099
1,567,761	JPMorgan Corporate Bond Fund, Class R6 Shares	15,567,871
5,800,742	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	48,726,231
552,462	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	5,104,752
8,172,579	JPMorgan High Yield Fund, Class R6 Shares	64,645,097

	Total Fixed Income	236,113,050

	International Equity — 26.6%
4,448,052	JPMorgan Emerging Economies Fund, Class R5 Shares	58,269,486
3,118,648	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	73,069,927
6,401,019	JPMorgan International Equity Fund, Class R6 Shares	99,855,894
6,675,787	JPMorgan International Opportunities Fund, Class R6 Shares	100,604,116
5,000,410	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	100,358,230

	Total International Equity	432,157,653

	Money Market — 1.6%
25,592,703	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	25,592,703

	U.S. Equity — 50.6%
10,061,490	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	242,381,289
8,040,870	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	117,477,104
3,101,461	JPMorgan Intrepid America Fund, Class R5 Shares	118,134,667
1,401,778	JPMorgan Mid Cap Equity Fund, Class R6 Shares	61,944,575
362,170	JPMorgan Small Cap Equity Fund, Class R5 Shares	17,775,318
1,232,954	JPMorgan Small Cap Growth Fund, Class R6 Shares	17,717,551
584,616	JPMorgan Small Cap Value Fund, Class R6 Shares	15,644,319
7,717,912	JPMorgan U.S. Equity Fund, Class R6 Shares	116,772,015
3,906,927	JPMorgan Value Advantage Fund, Institutional Class Shares	114,004,126

	Total U.S. Equity	821,850,964

	Total Investment Companies (Cost $1,466,808,110)	1,610,948,509

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
17,140,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $17,148,211)	17,151,381

	Total Investments — 100.2% (Cost $1,483,956,321)	1,628,099,890
	Liabilities in Excess of Other Assets — (0.2)%	(3,485,107)

	NET ASSETS — 100.0%	$1,624,614,783

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
268	TOPIX Index	12/11/2014	$32,414,133	$895,501
109	S&P/Toronto 60 Index	12/18/2014	16,763,391	(570,391)
346	10 Year U.S. Treasury Note	12/19/2014	43,125,656	(144,827)
729	Dow Jones Euro STOXX 50 Index	12/19/2014	29,676,206	194,734
87	E-mini Russell 2000	12/19/2014	9,540,420	(544,344)
1,121	E-mini S&P 500	12/19/2014	110,166,275	(1,090,549)
253	Long Gilt	12/29/2014	46,404,477	187,681

	Short Futures Outstanding
(208)	Hang Seng Index	10/30/2014	(30,564,402)	680,235
(418)	FTSE 100 Index	12/19/2014	(44,761,555)	1,351,443
(1,101)	5 Year U.S. Treasury Note	12/31/2014	(130,201,852)	164,478

				$1,123,961

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,115,801
Aggregate gross unrealized depreciation	(1,972,232)

Net unrealized appreciation/depreciation	$144,143,569

Federal income tax cost of investments	$1,483,956,321

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,610,948,509	$17,151,381	$—	$1,628,099,890
Appreciation in Other Financial Instruments
Futures Contracts	$3,474,072	$—	$—	$3,474,072
Depreciation in Other Financial Instruments
Futures Contracts	$(2,350,111)	$—	$—	$(2,350,111)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5% (b)
	Alternative Assets — 5.9%
6,001,086	JPMorgan Realty Income Fund, Class R5 Shares	75,433,656

	Fixed Income — 14.2%
6,379,481	JPMorgan Core Bond Fund, Class R6 Shares	74,512,336
1,201,919	JPMorgan Corporate Bond Fund, Class R6 Shares	11,935,058
4,778,253	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	40,137,328
438,201	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	4,048,980
6,432,217	JPMorgan High Yield Fund, Class R6 Shares	50,878,839

	Total Fixed Income	181,512,541

	International Equity — 26.7%
3,506,572	JPMorgan Emerging Economies Fund, Class R5 Shares	45,936,087
2,568,423	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	60,178,145
5,072,359	JPMorgan International Equity Fund, Class R6 Shares	79,128,793
5,170,202	JPMorgan International Opportunities Fund, Class R6 Shares	77,914,945
3,928,947	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	78,853,973

	Total International Equity	342,011,943

	Money Market — 1.8%
23,101,473	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	23,101,473

	U.S. Equity — 50.9%
8,064,849	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	194,282,202
6,248,468	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	91,290,120
2,482,235	JPMorgan Intrepid America Fund, Class R5 Shares	94,548,313
1,102,265	JPMorgan Mid Cap Equity Fund, Class R6 Shares	48,709,086
274,198	JPMorgan Small Cap Equity Fund, Class R5 Shares	13,457,625
906,977	JPMorgan Small Cap Growth Fund, Class R6 Shares	13,033,262
497,646	JPMorgan Small Cap Value Fund, Class R6 Shares	13,317,018
6,045,743	JPMorgan U.S. Equity Fund, Class R6 Shares	91,472,092
3,140,248	JPMorgan Value Advantage Fund, Institutional Class Shares	91,632,436

	Total U.S. Equity	651,742,154

	Total Investment Companies (Cost $1,149,223,343)	1,273,801,767

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
13,105,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $13,111,188)	13,113,702

	Total Investments — 100.5% (Cost $1,162,334,531)	1,286,915,469
	Liabilities in Excess of Other Assets — (0.5)%	(5,854,993)

	NET ASSETS — 100.0%	$1,281,060,476

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
211	TOPIX Index	12/11/2014	$25,520,082	$705,050
83	S&P/Toronto 60 Index	12/18/2014	12,764,784	(433,671)
286	10 Year U.S. Treasury Note	12/19/2014	35,647,219	(137,071)
574	Dow Jones Euro STOXX 50 Index	12/19/2014	23,366,450	152,979
62	E-mini Russell 2000	12/19/2014	6,798,920	(387,924)
834	E-mini S&P 500	12/19/2014	81,961,350	(841,943)
192	Long Gilt	12/29/2014	35,216,046	142,430

	Short Futures Outstanding
(163)	Hang Seng Index	10/30/2014	(23,951,911)	533,071
(327)	FTSE 100 Index	12/19/2014	(35,016,815)	1,057,250
(811)	5 Year U.S. Treasury Note	12/31/2014	(95,907,086)	120,072

				$910,243

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,064,518
Aggregate gross unrealized depreciation	(1,483,580)

Net unrealized appreciation/depreciation	$124,580,938

Federal income tax cost of investments	$1,162,334,531

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,273,801,767	$13,113,702	$—	$1,286,915,469
Appreciation in Other Financial Instruments
Futures Contracts	$2,710,852	$—	$—	$2,710,852
Depreciation in Other Financial Instruments
Futures Contracts	$(1,800,609)	$—	$—	$(1,800,609)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 5.9%
747,730	JPMorgan Realty Income Fund, Class R5 Shares	9,398,964

	Fixed Income — 14.1%
792,612	JPMorgan Core Bond Fund, Class R6 Shares	9,257,710
131,480	JPMorgan Corporate Bond Fund, Class R6 Shares	1,305,600
608,386	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	5,110,438
44,963	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	415,461
796,734	JPMorgan High Yield Fund, Class R6 Shares	6,302,166

	Total Fixed Income	22,391,375

	International Equity — 26.7%
446,989	JPMorgan Emerging Economies Fund, Class R5 Shares	5,855,556
309,020	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	7,240,337
618,206	JPMorgan International Equity Fund, Class R6 Shares	9,644,010
659,756	JPMorgan International Opportunities Fund, Class R6 Shares	9,942,518
483,320	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	9,700,233

	Total International Equity	42,382,654

	Money Market — 1.5%
2,446,901	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	2,446,901

	U.S. Equity — 51.0%
974,843	JPMorgan Disciplined Equity Fund, Class R6 Shares (m)	23,483,956
805,414	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	11,767,101
312,032	JPMorgan Intrepid America Fund, Class R5 Shares	11,885,305
136,956	JPMorgan Mid Cap Equity Fund, Class R6 Shares	6,052,087
32,999	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,619,615
118,508	JPMorgan Small Cap Growth Fund, Class R6 Shares	1,702,961
55,883	JPMorgan Small Cap Value Fund, Class R6 Shares	1,495,419
766,443	JPMorgan U.S. Equity Fund, Class R6 Shares	11,596,275
389,393	JPMorgan Value Advantage Fund, Institutional Class Shares	11,362,481

	Total U.S. Equity	80,965,200

	Total Investment Companies (Cost $151,560,273)	157,585,094

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
1,600,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $1,601,055)	1,601,062

	Total Investments — 100.2% (Cost $153,161,328)	159,186,156
	Liabilities in Excess of Other Assets — (0.2)%	(287,835)

	NET ASSETS — 100.0%	$158,898,321

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
26	TOPIX Index	12/11/2014	$3,144,655	$86,879
10	S&P/Toronto 60 Index	12/18/2014	1,537,926	(52,542)
38	10 Year U.S. Treasury Note	12/19/2014	4,736,344	(21,218)
65	Dow Jones Euro STOXX 50 Index	12/19/2014	2,646,026	20,034
7	E-mini Russell 2000	12/19/2014	767,620	(43,794)
101	E-mini S&P 500	12/19/2014	9,925,775	(98,184)
23	Long Gilt	12/29/2014	4,218,589	17,062

	Short Futures Outstanding
(20)	Hang Seng Index	10/30/2014	(2,938,885)	65,405
(39)	FTSE 100 Index	12/19/2014	(4,176,317)	126,098
(103)	5 Year U.S. Treasury Note	12/31/2014	(12,180,555)	10,173

				$109,913

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,594,501
Aggregate gross unrealized depreciation	(569,673)

Net unrealized appreciation/depreciation	$6,024,828

Federal income tax cost of investments	$153,161,328

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$157,585,094	$1,601,062	$—	$159,186,156
Appreciation in Other Financial Instruments
Futures Contracts	$325,651	$—	$—	$325,651
Depreciation in Other Financial Instruments
Futures Contracts	$(215,738)	$—	$—	$(215,738)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.1%
	International Equity — 1.1%
415,898	SPDR S&P Global Natural Resources ETF (Cost $21,423,002)	20,258,392

Investment Companies — 99.1% (b)
	Alternative Assets — 3.4%
1,387,585	JPMorgan Commodities Strategy Fund, Class R6 Shares	17,344,810
3,379,860	JPMorgan Realty Income Fund, Class R5 Shares	42,484,843

	Total Alternative Assets	59,829,653

	Fixed Income — 53.1%
45,706,431	JPMorgan Core Bond Fund, Class R6 Shares	533,851,112
7,292,749	JPMorgan Corporate Bond Fund, Class R6 Shares	72,417,000
6,254,271	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	52,535,875
1,288,146	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	11,902,469
6,627,344	JPMorgan Floating Rate Income Fund, Class R6 Shares	65,809,528
12,907,108	JPMorgan High Yield Fund, Class R6 Shares	102,095,227
8,197,462	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	85,745,454
2,115,221	JPMorgan Real Return Fund, Institutional Class Shares	21,194,509

	Total Fixed Income	945,551,174

	International Equity — 9.2%
1,349,497	JPMorgan Emerging Economies Fund, Class R5 Shares	17,678,412
1,037,696	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	24,313,229
2,635,068	JPMorgan International Equity Fund, Class R6 Shares	41,107,064
2,828,024	JPMorgan International Opportunities Fund, Class R6 Shares	42,618,327
1,862,915	JPMorgan Intrepid International Fund, Institutional Class Shares	37,388,709

	Total International Equity	163,105,741

	Money Market — 10.1%
180,098,466	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	180,098,466

	U.S. Equity — 23.3%
8,256,864	JPMorgan Disciplined Equity Fund, Class R6 Shares	198,907,851
3,378,242	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	49,356,121
1,102,734	JPMorgan Intrepid America Fund, Class R5 Shares	42,003,127
638,136	JPMorgan Mid Cap Equity Fund, Class R6 Shares	28,199,211
139,439	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,843,678
347,520	JPMorgan Small Cap Growth Fund, Class R6 Shares	4,993,867
281,258	JPMorgan Small Cap Value Fund, Class R6 Shares	7,526,469
1,695,056	JPMorgan U.S. Equity Fund, Class R6 Shares	25,646,191
1,733,776	JPMorgan Value Advantage Fund, Institutional Class Shares	50,591,591

	Total U.S. Equity	414,068,106

	Total Investment Companies (Cost $1,608,737,396)	1,762,653,140

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
8,090,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $8,093,227)	8,095,372

	Total Investments — 100.7% (Cost $1,638,253,625)	1,791,006,904
	Liabilities in Excess of Other Assets — (0.7)%	(11,844,307)

	NET ASSETS — 100.0%	$1,779,162,597

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
147	TOPIX Index	12/11/14	$17,779,394	$491,190
58	S&P/Toronto 60 Index	12/18/14	8,919,970	(302,028)
435	Dow Jones Euro STOXX 50 Index	12/19/14	17,708,024	119,462
76	E-mini Russell 2000	12/19/14	8,334,160	(475,522)
309	E-mini S&P 500	12/19/14	30,366,975	(221,361)
144	Long Gilt	12/29/14	26,412,034	106,823

	Short Futures Outstanding
(114)	Hang Seng Index	10/30/14	(16,751,644)	372,827
(231)	FTSE 100 Index	12/19/14	(24,736,649)	746,768
(209)	5 Year U.S. Treasury Note	12/31/14	(24,715,883)	30,095

				$868,254

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,923,141
Aggregate gross unrealized depreciation	(5,169,862)

Net unrealized appreciation/depreciation	$152,753,279

Federal income tax cost of investments	$1,638,253,625

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,782,911,532	$8,095,372	$—	$1,791,006,904
Appreciation in Other Financial Instruments
Futures Contracts	$1,867,165	$—	$—	$1,867,165
Depreciation in Other Financial Instruments
Futures Contracts	$(998,911)	$—	$—	$(998,911)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 56.9%
	Fixed Income — 16.9%
4,615	iShares Barclays TIPS Bond ETF	517,203
74,335	iShares Core U.S. Aggregate Bond ETF	8,110,692

	Total Fixed Income	8,627,895

	International Equity — 11.6%
71,612	iShares MSCI EAFE ETF	4,591,761
26,633	iShares MSCI Emerging Markets ETF	1,106,868
3,986	SPDR S&P Global Natural Resources ETF	194,158

	Total International Equity	5,892,787

	U.S. Equity — 28.4%
10,293	iShares Russell 2000 ETF	1,125,540
9,827	iShares Russell Mid-Cap ETF	1,556,007
65,038	Vanguard S&P 500 ETF	11,745,212

	Total U.S. Equity	14,426,759

	Total Exchange Traded Funds (Cost $26,981,654)	28,947,441

Investment Companies — 43.1% (b)
	Alternative Assets — 4.0%
35,856	JPMorgan Commodities Strategy Fund, Class R6 Shares	448,199
126,187	JPMorgan Realty Income Fund, Class R5 Shares	1,586,174

	Total Alternative Assets	2,034,373

	Fixed Income — 31.9%
612,417	JPMorgan Core Bond Fund, Class R6 Shares (m)	7,153,035
101,687	JPMorgan Corporate Bond Fund, Class R6 Shares	1,009,754
181,506	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,524,651
37,425	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	345,805
147,908	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,468,724
353,108	JPMorgan High Yield Fund, Class R6 Shares	2,793,088
183,203	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,916,300

	Total Fixed Income	16,211,357

	International Equity — 1.4%
21,281	JPMorgan Emerging Economies Fund, Class R5 Shares	278,786
18,082	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	423,668

	Total International Equity	702,454

	Money Market — 5.8%
2,945,922	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	2,945,922

	Total Investment Companies (Cost $22,023,751)	21,894,106

	Total Investments — 100.0% (Cost $49,005,405)	50,841,547
	Liabilities in Excess of Other Assets — 0.0% (g)	(146)

	NET ASSETS — 100.0%	$50,841,401

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,033,266
Aggregate gross unrealized depreciation	(197,124)

Net unrealized appreciation/depreciation	$1,836,142

Federal income tax cost of investments	$49,005,405

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,841,547	$—	$—	$50,841,547

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 67.3%
	Fixed Income — 15.8%
2,721	iShares Barclays TIPS Bond ETF	304,942
152,252	iShares Core U.S. Aggregate Bond ETF	16,612,216

	Total Fixed Income	16,917,158

	International Equity — 15.0%
204,470	iShares MSCI EAFE ETF	13,110,616
72,069	iShares MSCI Emerging Markets ETF	2,995,188
601	SPDR S&P Global Natural Resources ETF	29,275

	Total International Equity	16,135,079

	U.S. Equity — 36.5%
32,370	iShares Russell 2000 ETF	3,539,659
24,867	iShares Russell Mid-Cap ETF	3,937,441
175,982	Vanguard S&P 500 ETF	31,780,589

	Total U.S. Equity	39,257,689

	Total Exchange Traded Funds (Cost $67,736,046)	72,309,926

Investment Companies — 32.7% (b)
	Alternative Assets — 4.4%
15,903	JPMorgan Commodities Strategy Fund, Class R6 Shares	198,788
360,611	JPMorgan Realty Income Fund, Class R5 Shares	4,532,875

	Total Alternative Assets	4,731,663

	Fixed Income — 25.6%
1,230,470	JPMorgan Core Bond Fund, Class R6 Shares (m)	14,371,888
199,194	JPMorgan Corporate Bond Fund, Class R6 Shares	1,978,000
356,778	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,996,933
77,408	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	715,249
99,279	JPMorgan Floating Rate Income Fund, Class R6 Shares	985,843
656,998	JPMorgan High Yield Fund, Class R6 Shares	5,196,851
124,299	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,300,170

	Total Fixed Income	27,544,934

	International Equity — 2.2%
74,020	JPMorgan Emerging Economies Fund, Class R5 Shares	969,664
61,791	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,447,762

	Total International Equity	2,417,426

	Money Market — 0.5%
507,058	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	507,058

	Total Investment Companies (Cost $35,362,613)	35,201,081

	Total Investments — 100.0% (Cost $103,098,659)	107,511,007
	Other Assets in Excess of Liabilities — 0.0% (g)	2,770

	NET ASSETS — 100.0%	$107,513,777

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,690,229
Aggregate gross unrealized depreciation	(277,881)

Net unrealized appreciation/depreciation	$4,412,348

Federal income tax cost of investments	$103,098,659

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$107,511,007	$—	$—	$107,511,007

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 72.1%
	Fixed Income — 12.0%
93,355	iShares Core U.S. Aggregate Bond ETF	10,185,964

	International Equity — 17.1%
187,625	iShares MSCI EAFE ETF	12,030,515
59,013	iShares MSCI Emerging Markets ETF	2,452,580

	Total International Equity	14,483,095

	U.S. Equity — 43.0%
26,366	iShares Russell 2000 ETF	2,883,122
25,714	iShares Russell Mid-Cap ETF	4,071,555
163,584	Vanguard S&P 500 ETF	29,541,635

	Total U.S. Equity	36,496,312

	Total Exchange Traded Funds (Cost $57,168,441)	61,165,371

Investment Companies — 28.1% (b)
	Alternative Assets — 4.7%
318,582	JPMorgan Realty Income Fund, Class R5 Shares	4,004,580

	Fixed Income — 19.4%
765,537	JPMorgan Core Bond Fund, Class R6 Shares (m)	8,941,476
129,238	JPMorgan Corporate Bond Fund, Class R6 Shares	1,283,332
261,862	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,199,645
41,835	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	386,555
460,081	JPMorgan High Yield Fund, Class R6 Shares	3,639,244

	Total Fixed Income	16,450,252

	International Equity — 3.1%
98,824	JPMorgan Emerging Economies Fund, Class R5 Shares	1,294,597
58,981	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,381,924

	Total International Equity	2,676,521

	Money Market — 0.9%
732,973	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	732,973

	Total Investment Companies (Cost $24,030,223)	23,864,326

	Total Investments — 100.2% (Cost $81,198,664)	85,029,697
	Liabilities in Excess of Other Assets — (0.2)%	(170,238)

	NET ASSETS — 100.0%	$84,859,459

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,082,687
Aggregate gross unrealized depreciation	(251,654)

Net unrealized appreciation/depreciation	$3,831,033

Federal income tax cost of investments	$81,198,664

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$85,029,697	$—	$—	$85,029,697

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 75.9%
	Fixed Income — 8.0%
75,100	iShares Core U.S. Aggregate Bond ETF	8,194,161

	International Equity — 19.5%
256,525	iShares MSCI EAFE ETF	16,448,383
83,342	iShares MSCI Emerging Markets ETF	3,463,694

	Total International Equity	19,912,077

	U.S. Equity — 48.4%
38,358	iShares Russell 2000 ETF	4,194,447
33,311	iShares Russell Mid-Cap ETF	5,274,464
221,278	Vanguard S&P 500 ETF	39,960,594

	Total U.S. Equity	49,429,505

	Total Exchange Traded Funds (Cost $72,787,165)	77,535,743

Investment Companies — 24.1% (b)
	Alternative Assets — 5.2%
425,353	JPMorgan Realty Income Fund, Class R5 Shares	5,346,683

	Fixed Income — 14.5%
597,453	JPMorgan Core Bond Fund, Class R6 Shares (m)	6,978,253
114,404	JPMorgan Corporate Bond Fund, Class R6 Shares	1,136,028
281,216	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,362,216
47,170	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	435,846
501,172	JPMorgan High Yield Fund, Class R6 Shares (m)	3,964,267

	Total Fixed Income	14,876,610

	International Equity — 3.6%
127,712	JPMorgan Emerging Economies Fund, Class R5 Shares	1,673,022
83,919	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,966,232

	Total International Equity	3,639,254

	Money Market — 0.8%
800,854	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	800,854

	Total Investment Companies (Cost $24,771,988)	24,663,401

	Total Investments — 100.0% (Cost $97,559,153)	102,199,144
	Other Assets in Excess of Liabilities — 0.0% (g)	39,558

	NET ASSETS — 100.0%	$102,238,702

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,010,285
Aggregate gross unrealized depreciation	(370,294)

Net unrealized appreciation/depreciation	$4,639,991

Federal income tax cost of investments	$97,559,153

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$102,199,144	$—	$—	$102,199,144

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 78.9%
	Fixed Income — 4.7%
25,282	iShares Core U.S. Aggregate Bond ETF	2,758,519

	International Equity — 21.9%
165,517	iShares MSCI EAFE ETF	10,612,950
58,812	iShares MSCI Emerging Markets ETF	2,444,227

	Total International Equity	13,057,177

	U.S. Equity — 52.3%
22,441	iShares Russell 2000 ETF	2,453,923
22,094	iShares Russell Mid-Cap ETF	3,498,364
139,605	Vanguard S&P 500 ETF	25,211,267

	Total U.S. Equity	31,163,554

	Total Exchange Traded Funds (Cost $44,106,305)	46,979,250

Investment Companies — 21.1% (b)
	Alternative Assets — 5.7%
271,471	JPMorgan Realty Income Fund, Class R5 Shares (m)	3,412,387

	Fixed Income — 11.0%
211,897	JPMorgan Core Bond Fund, Class R6 Shares (m)	2,474,955
38,947	JPMorgan Corporate Bond Fund, Class R6 Shares	386,741
158,483	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,331,253
24,217	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	223,764
267,686	JPMorgan High Yield Fund, Class R6 Shares (m)	2,117,398

	Total Fixed Income	6,534,111

	International Equity — 3.6%
70,857	JPMorgan Emerging Economies Fund, Class R5 Shares	928,231
51,508	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,206,834

	Total International Equity	2,135,065

	Money Market — 0.8%
494,684	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	494,684

	Total Investment Companies (Cost $12,601,261)	12,576,247

	Total Investments — 100.0% (Cost $56,707,566)	59,555,497
	Other Assets in Excess of Liabilities — 0.0% (g)	6,622

	NET ASSETS — 100.0%	$59,562,119

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,077,844
Aggregate gross unrealized depreciation	(229,913)

Net unrealized appreciation/depreciation	$2,847,931

Federal income tax cost of investments	$56,707,566

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,555,497	$—	$—	$59,555,497

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 81.2%
	Fixed Income — 3.1%
16,919	iShares Core U.S. Aggregate Bond ETF	1,846,032

	International Equity — 23.2%
174,022	iShares MSCI EAFE ETF	11,158,290
61,137	iShares MSCI Emerging Markets ETF	2,540,854

	Total International Equity	13,699,144

	U.S. Equity — 54.9%
25,059	iShares Russell 2000 ETF	2,740,202
21,719	iShares Russell Mid-Cap ETF	3,438,987
145,143	Vanguard S&P 500 ETF	26,211,374

	Total U.S. Equity	32,390,563

	Total Exchange Traded Funds (Cost $44,759,803)	47,935,739

Investment Companies — 18.8% (b)
	Alternative Assets — 6.1%
283,853	JPMorgan Realty Income Fund, Class R5 Shares (m)	3,568,028

	Fixed Income — 8.4%
111,883	JPMorgan Core Bond Fund, Class R6 Shares (m)	1,306,793
16,487	JPMorgan Corporate Bond Fund, Class R6 Shares	163,713
142,565	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,197,545
23,291	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	215,206
263,376	JPMorgan High Yield Fund, Class R6 Shares (m)	2,083,303

	Total Fixed Income	4,966,560

	International Equity — 3.8%
80,903	JPMorgan Emerging Economies Fund, Class R5 Shares	1,059,827
51,585	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,208,646

	Total International Equity	2,268,473

	Money Market — 0.5%
320,689	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	320,689

	Total Investment Companies (Cost $11,143,416)	11,123,750

	Total Investments — 100.0% (Cost $55,903,219)	59,059,489
	Other Assets in Excess of Liabilities — 0.0% (g)	223

	NET ASSETS — 100.0%	$59,059,712

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,338,491
Aggregate gross unrealized depreciation	(182,221)

Net unrealized appreciation/depreciation	$3,156,270

Federal income tax cost of investments	$55,903,219

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,059,489	$—	$—	$59,059,489

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 81.2%
	Fixed Income — 3.1%
7,949	iShares Core U.S. Aggregate Bond ETF	867,315

	International Equity — 23.1%
84,672	iShares MSCI EAFE ETF	5,429,169
28,727	iShares MSCI Emerging Markets ETF	1,193,894

	Total International Equity	6,623,063

	U.S. Equity — 55.0%
11,250	iShares Russell 2000 ETF	1,230,188
11,065	iShares Russell Mid-Cap ETF	1,752,032
70,819	Vanguard S&P 500 ETF	12,789,203

	Total U.S. Equity	15,771,423

	Total Exchange Traded Funds (Cost $21,978,156)	23,261,801

Investment Companies — 18.8% (b)
	Alternative Assets — 6.0%
137,094	JPMorgan Realty Income Fund, Class R5 Shares (m)	1,723,266

	Fixed Income — 8.6%
54,227	JPMorgan Core Bond Fund, Class R6 Shares (m)	633,370
12,859	JPMorgan Corporate Bond Fund, Class R6 Shares	127,693
73,311	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	615,814
10,461	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	96,657
123,441	JPMorgan High Yield Fund, Class R6 Shares (m)	976,416

	Total Fixed Income	2,449,950

	International Equity — 3.9%
37,302	JPMorgan Emerging Economies Fund, Class R5 Shares	488,655
27,136	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	635,790

	Total International Equity	1,124,445

	Money Market — 0.3%
99,676	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	99,676

	Total Investment Companies (Cost $5,420,957)	5,397,337

	Total Investments — 100.0% (Cost $27,399,113)	28,659,138
	Other Assets in Excess of Liabilities — 0.0% (g)	13,496

	NET ASSETS — 100.0%	$28,672,634

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling
1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,404,476
Aggregate gross unrealized depreciation	(144,451)

Net unrealized appreciation/depreciation	$1,260,025

Federal income tax cost of investments	$27,399,113

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,659,138	$—	$—	$28,659,138

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 80.5%
	Fixed Income — 2.8%
5,405	iShares Core U.S. Aggregate Bond ETF	589,740

	International Equity — 23.0%
60,468	iShares MSCI EAFE ETF	3,877,208
20,430	iShares MSCI Emerging Markets ETF	849,071

	Total International Equity	4,726,279

	U.S. Equity — 54.7%
7,967	iShares Russell 2000 ETF	871,191
8,059	iShares Russell Mid-Cap ETF	1,276,062
50,384	Vanguard S&P 500 ETF	9,098,847

	Total U.S. Equity	11,246,100

	Total Exchange Traded Funds (Cost $15,491,311)	16,562,119

Investment Companies — 19.4% (b)
	Alternative Assets — 6.0%
98,647	JPMorgan Realty Income Fund, Class R5 Shares (m)	1,239,990

	Fixed Income — 8.6%
43,273	JPMorgan Core Bond Fund, Class R6 Shares (m)	505,425
6,197	JPMorgan Corporate Bond Fund, Class R6 Shares	61,534
51,978	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	436,614
7,302	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	67,467
89,245	JPMorgan High Yield Fund, Class R6 Shares (m)	705,926

	Total Fixed Income	1,776,966

	International Equity — 4.0%
29,387	JPMorgan Emerging Economies Fund, Class R5 Shares	384,973
18,417	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	431,509

	Total International Equity	816,482

	Money Market — 0.8%
154,745	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	154,745

	Total Investment Companies (Cost $4,002,877)	3,988,183

	Total Investments — 99.9% (Cost $19,494,188)	20,550,302
	Other Assets in Excess of Liabilities — 0.1%	20,479

	NET ASSETS — 100.0%	$20,570,781

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,126,858
Aggregate gross unrealized depreciation	(70,744)

Net unrealized appreciation/depreciation	$1,056,114

Federal income tax cost of investments	$19,494,188

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,550,302	$—	$—	$20,550,302

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.0%
	Fixed Income — 2.3%
1,396	iShares Core U.S. Aggregate Bond ETF	152,318

	International Equity — 22.5%
18,579	iShares MSCI EAFE ETF	1,191,286
6,179	iShares MSCI Emerging Markets ETF	256,799

	Total International Equity	1,448,085

	U.S. Equity — 54.2%
2,655	iShares Russell 2000 ETF	290,324
2,368	iShares Russell Mid-Cap ETF	374,949
15,671	Vanguard S&P 500 ETF	2,830,026

	Total U.S. Equity	3,495,299

	Total Exchange Traded Funds (Cost $4,719,094)	5,095,702

Investment Companies — 19.7% (b)
	Alternative Assets — 6.0%
30,592	JPMorgan Realty Income Fund, Class R5 Shares (m)	384,547

	Fixed Income — 8.9%
13,828	JPMorgan Core Bond Fund, Class R6 Shares (m)	161,515
2,967	JPMorgan Corporate Bond Fund, Class R6 Shares	29,462
16,212	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	136,185
2,174	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	20,090
28,573	JPMorgan High Yield Fund, Class R6 Shares (m)	226,013

	Total Fixed Income	573,265

	International Equity — 4.0%
8,110	JPMorgan Emerging Economies Fund, Class R5 Shares	106,241
6,591	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	154,438

	Total International Equity	260,679

	Money Market — 0.8%
49,182	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	49,182

	Total Investment Companies (Cost $1,273,099)	1,267,673

	Total Investments — 98.7% (Cost $5,992,193)	6,363,375
	Other Assets in Excess of Liabilities — 1.3%	83,021

	NET ASSETS — 100.0%	$6,446,396

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,993
Aggregate gross unrealized depreciation	(22,811)

Net unrealized appreciation/depreciation	$371,182

Federal income tax cost of investments	$5,992,193

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,363,375	$—	$—	$6,363,375

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 51.8%
	Fixed Income — 16.9%
3,726	iShares Barclays TIPS Bond ETF	417,573
53,786	iShares Core U.S. Aggregate Bond ETF	5,868,590

	Total Fixed Income	6,286,163

	International Equity — 10.1%
43,259	iShares MSCI EAFE ETF	2,773,767
18,018	iShares MSCI Emerging Markets ETF	748,828
5,293	SPDR S&P Global Natural Resources ETF	257,822

	Total International Equity	3,780,417

	U.S. Equity — 24.8%
7,258	iShares Russell 2000 ETF	793,663
5,547	iShares Russell Mid-Cap ETF	878,312
41,778	Vanguard S&P 500 ETF	7,544,689

	Total U.S. Equity	9,216,664

	Total Exchange Traded Funds (Cost $18,254,986)	19,283,244

Investment Companies — 48.2% (b)
	Alternative Assets — 3.6%
35,934	JPMorgan Commodities Strategy Fund, Class R6 Shares	449,179
70,861	JPMorgan Realty Income Fund, Class R5 Shares	890,717

	Total Alternative Assets	1,339,896

	Fixed Income — 34.3%
442,597	JPMorgan Core Bond Fund, Class R6 Shares (m)	5,169,533
72,085	JPMorgan Corporate Bond Fund, Class R6 Shares	715,807
136,336	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,145,221
28,943	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	267,431
143,871	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,428,639
271,220	JPMorgan High Yield Fund, Class R6 Shares	2,145,352
181,487	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,898,357

	Total Fixed Income	12,770,340

	International Equity — 0.8%
10,969	JPMorgan Emerging Economies Fund, Class R5 Shares	143,692
5,824	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	136,457

	Total International Equity	280,149

	Money Market — 9.5%
3,539,132	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	3,539,132

	Total Investment Companies (Cost $18,024,189)	17,929,517

	Total Investments — 100.0% (Cost $36,279,175)	37,212,761
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,927)

	NET ASSETS — 100.0%	$37,210,834

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,091,183
Aggregate gross unrealized depreciation	(157,597)

Net unrealized appreciation/depreciation	$933,586

Federal income tax cost of investments	$36,279,175

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,212,761	$—	$—	$37,212,761

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 129.1% (j)
Common Stocks — 126.7%
Consumer Discretionary — 17.4%
	Auto Components — 0.8%
40	Delphi Automotive plc, (United Kingdom)	2,448

	Diversified Consumer Services — 1.7%
19	Apollo Education Group, Inc. (a)	470
3	Graham Holdings Co., Class B	1,819
89	H&R Block, Inc.	2,771

		5,060

	Hotels, Restaurants & Leisure — 1.8%
87	Burger King Worldwide, Inc.	2,584
67	Hilton Worldwide Holdings, Inc. (a)	1,655
6	Wynn Resorts Ltd.	1,066

		5,305

	Household Durables — 1.1%
45	Jarden Corp. (a)	2,696
40	PulteGroup, Inc.	708

		3,404

	Internet & Catalog Retail — 1.6%
4	Priceline Group, Inc. (The) (a)	4,808

	Media — 4.7%
87	Comcast Corp., Class A	4,687
27	DISH Network Corp., Class A (a)	1,750
36	Starz, Series A (a)	1,197
37	Time Warner, Inc.	2,813
47	Viacom, Inc., Class B	3,580

		14,027

	Multiline Retail — 1.9%
5	Dillard’s, Inc., Class A	523
38	Kohl’s Corp.	2,301
47	Macy’s, Inc.	2,722

		5,546

	Specialty Retail — 3.6%
88	Best Buy Co., Inc.	2,946
52	GameStop Corp., Class A	2,142
62	Home Depot, Inc. (The)	5,682

		10,770

	Textiles, Apparel & Luxury Goods — 0.2%
6	Hanesbrands, Inc.	591

	Total Consumer Discretionary	51,959

Consumer Staples — 12.8%
	Beverages — 2.3%
39	Molson Coors Brewing Co., Class B	2,899
42	PepsiCo, Inc.	3,938

		6,837

	Food & Staples Retailing — 3.1%
23	CVS Health Corp.	1,829
97	Kroger Co. (The)	5,027
39	Walgreen Co.	2,335

		9,191

	Food Products — 4.0%
79	Archer-Daniels-Midland Co.	4,022
15	Bunge Ltd.	1,247
17	Ingredion, Inc.	1,273
16	Mead Johnson Nutrition Co.	1,578
98	Tyson Foods, Inc., Class A	3,866

		11,986

	Household Products — 2.3%
38	Energizer Holdings, Inc.	4,709
27	Procter & Gamble Co. (The)	2,219

		6,928

	Personal Products — 0.2%
16	Herbalife Ltd.	696

	Tobacco — 0.9%
44	Lorillard, Inc.	2,648

	Total Consumer Staples	38,286

Energy — 9.2%
	Energy Equipment & Services — 4.1%
37	Baker Hughes, Inc.	2,420
24	Helmerich & Payne, Inc.	2,339
56	National Oilwell Varco, Inc.	4,231
34	Schlumberger Ltd.	3,407

		12,397

	Oil, Gas & Consumable Fuels — 5.1%
38	Chevron Corp.	4,543
37	ConocoPhillips	2,866
45	Occidental Petroleum Corp.	4,356
42	Phillips 66	3,387

		15,152

	Total Energy	27,549

Financials — 16.6%
	Banks — 7.8%
384	Bank of America Corp.	6,549
78	Citigroup, Inc.	4,051
167	KeyCorp	2,232
21	SunTrust Banks, Inc.	783

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
187	Wells Fargo & Co.	9,683

		23,298

	Capital Markets — 0.5%
11	Ameriprise Financial, Inc.	1,406

	Consumer Finance — 3.6%
57	Capital One Financial Corp.	4,620
96	Discover Financial Services	6,211

		10,831

	Insurance — 3.8%
71	Allstate Corp. (The)	4,367
28	American International Group, Inc.	1,513
27	Lincoln National Corp.	1,457
7	PartnerRe Ltd., (Bermuda)	802
35	Prudential Financial, Inc.	3,104

		11,243

	Real Estate Investment Trusts (REITs) — 0.9%
14	American Tower Corp.	1,339
52	RLJ Lodging Trust	1,489

		2,828

	Total Financials	49,606

Health Care — 20.4%
	Biotechnology — 5.0%
55	Amgen, Inc.	7,667
36	Gilead Sciences, Inc. (a)	3,799
3	United Therapeutics Corp. (a)	373
29	Vertex Pharmaceuticals, Inc. (a)	3,204

		15,043

	Health Care Equipment & Supplies — 3.2%
81	CareFusion Corp. (a)	3,679
56	Medtronic, Inc.	3,445
31	Stryker Corp.	2,511

		9,635

	Health Care Providers & Services — 7.3%
44	Cigna Corp.	3,972
30	HCA Holdings, Inc. (a)	2,115
21	Humana, Inc.	2,671
22	McKesson Corp.	4,244
48	Omnicare, Inc.	3,007
48	WellPoint, Inc.	5,754

		21,763

	Pharmaceuticals — 4.9%
40	Endo International plc, (Ireland) (a)	2,727
51	Merck & Co., Inc.	3,011
23	Mylan, Inc. (a)	1,037
262	Pfizer, Inc.	7,742

		14,517

	Total Health Care	60,958

Industrials — 12.2%
	Aerospace & Defense — 5.8%
43	Boeing Co. (The)	5,413
7	Huntington Ingalls Industries, Inc.	740
44	Northrop Grumman Corp.	5,824
54	Raytheon Co.	5,507

		17,484

	Airlines — 2.5%
28	Alaska Air Group, Inc.	1,228
52	Delta Air Lines, Inc.	1,876
133	Southwest Airlines Co.	4,495

		7,599

	Commercial Services & Supplies — 1.0%
54	Pitney Bowes, Inc.	1,342
103	R.R. Donnelley & Sons Co.	1,698

		3,040

	Construction & Engineering — 1.3%
114	AECOM Technology Corp. (a)	3,831

	Industrial Conglomerates — 1.0%
39	Danaher Corp.	2,950

	Machinery — 0.3%
8	SPX Corp.	751

	Professional Services — 0.3%
11	Manpowergroup, Inc.	757

	Total Industrials	36,412

Information Technology — 29.6%
	Communications Equipment — 2.8%
208	Brocade Communications Systems, Inc.	2,265
157	Cisco Systems, Inc.	3,939
29	QUALCOMM, Inc.	2,161

		8,365

	Internet Software & Services — 2.2%
2	Google, Inc., Class A (a)	1,030
17	VeriSign, Inc. (a)	959
110	Yahoo!, Inc. (a)	4,470

		6,459

	IT Services — 2.7%
69	Computer Sciences Corp.	4,232

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	IT Services — continued
15	Global Payments, Inc.	1,069
23	MasterCard, Inc., Class A	1,663
6	Visa, Inc., Class A	1,216

		8,180

	Semiconductors & Semiconductor Equipment — 3.5%
38	Broadcom Corp., Class A	1,516
26	KLA-Tencor Corp.	2,017
65	Lam Research Corp.	4,848
59	Micron Technology, Inc. (a)	2,028

		10,409

	Software — 8.7%
165	Activision Blizzard, Inc.	3,420
253	Microsoft Corp.	11,708
118	Oracle Corp.	4,517
160	Rovi Corp. (a)	3,167
137	Symantec Corp.	3,209

		26,021

	Technology Hardware, Storage & Peripherals — 9.7%
136	Apple, Inc.	13,692
194	Hewlett-Packard Co.	6,874
25	Lexmark International, Inc., Class A	1,063
22	SanDisk Corp.	2,135
54	Western Digital Corp.	5,275

		29,039

	Total Information Technology	88,473

Materials — 3.4%
	Chemicals — 2.9%
47	Dow Chemical Co. (The)	2,475
29	LyondellBasell Industries N.V., Class A	3,162
16	PPG Industries, Inc.	3,196

		8,833

	Containers & Packaging — 0.5%
43	Sealed Air Corp.	1,489

	Total Materials	10,322

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
46	AT&T, Inc.	1,609
25	Verizon Communications, Inc.	1,267

	Total Telecommunication Services	2,876

Utilities — 4.2%
	Electric Utilities — 0.5%
18	Entergy Corp.	1,377

	Gas Utilities — 1.7%
153	UGI Corp.	5,222

	Independent Power & Renewable Electricity Producers — 2.0%
377	AES Corp.	5,344
23	Dynegy, Inc. (a)	669

		6,013

	Total Utilities	12,612

	Total Common Stocks (Cost $300,430)	379,053

Short-Term Invetment — 2.4%
	Investment Company — 2.4%
7,145	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $7,145 )	7,145

	Total Investments — 129.1% (Cost $307,575)	386,198
	Liabilities in Excess of Other Assets — (29.1)% (c)	(87,071)

	NET ASSETS — 100.0%	$299,127

Short Positions — 28.9%
Common Stocks — 28.9%
Consumer Discretionary — 6.9%
	Hotels, Restaurants & Leisure — 2.4%
31	Carnival Corp.	1,245
32	Marriott International, Inc., Class A	2,258
8	McDonald’s Corp.	775
44	Norwegian Cruise Line Holdings Ltd. (a)	1,578
16	Starbucks Corp.	1,222

		7,078

	Household Durables — 0.3%
7	Mohawk Industries, Inc. (a)	890

	Leisure Products — 0.5%
53	Mattel, Inc.	1,621

	Media — 0.8%
9	Charter Communications, Inc., Class A (a)	1,317
14	Madison Square Garden Co. (The), Class A (a)	952

		2,269

	Specialty Retail — 2.9%
24	Cabela’s, Inc. (a)	1,437
65	CarMax, Inc. (a)	3,033
60	Dick’s Sporting Goods, Inc.	2,624

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Specialty Retail — continued
22	Ross Stores, Inc.	1,678

		8,772

	Total Consumer Discretionary	20,630

Consumer Staples — 2.5%
	Food & Staples Retailing — 0.6%
23	United Natural Foods, Inc. (a)	1,439
7	Wal-Mart Stores, Inc.	505

		1,944

	Food Products — 1.1%
17	Hershey Co. (The)	1,603
26	McCormick & Co., Inc. (Non-Voting)	1,720

		3,323

	Personal Products — 0.8%
31	Estee Lauder Cos., Inc. (The), Class A	2,301

	Total Consumer Staples	7,568

Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
39	Cabot Oil & Gas Corp.	1,268
15	Cobalt International Energy, Inc. (a)	204
22	Kodiak Oil & Gas Corp. (a)	303
9	QEP Resources, Inc.	280
20	Range Resources Corp.	1,343

	Total Energy	3,398

Financials — 0.3%
	Banks — 0.3%
73	Valley National Bancorp	711

Health Care — 3.7%
	Biotechnology — 0.1%
8	Cepheid, Inc. (a)	339

	Health Care Providers & Services — 1.9%
59	Team Health Holdings, Inc. (a)	3,433
39	Tenet Healthcare Corp. (a)	2,322

		5,755

	Pharmaceuticals — 1.7%
29	Eli Lilly & Co.	1,907
31	Hospira, Inc. (a)	1,618
42	Zoetis, Inc.	1,533

		5,058

	Total Health Care	11,152

Industrials — 3.9%
	Air Freight & Logistics — 0.5%
23	C.H. Robinson Worldwide, Inc.	1,499

	Commercial Services & Supplies — 2.1%
22	Republic Services, Inc.	870
47	Stericycle, Inc. (a)	5,444

		6,314

	Road & Rail — 0.6%
15	Kansas City Southern	1,806

	Trading Companies & Distributors — 0.7%
47	Fastenal Co.	2,107

	Total Industrials	11,726

Information Technology — 8.5%
	Communications Equipment — 1.1%
28	Motorola Solutions, Inc.	1,753
25	ViaSat, Inc. (a)	1,394

		3,147

	Electronic Equipment, Instruments & Components — 1.8%
17	Amphenol Corp., Class A	1,727
5	IPG Photonics Corp. (a)	358
111	National Instruments Corp.	3,438

		5,523

	Internet Software & Services — 0.4%
22	Rackspace Hosting, Inc. (a)	716
5	Zillow, Inc., Class A (a)	557

		1,273

	IT Services — 1.7%
9	Automatic Data Processing, Inc.	772
69	Paychex, Inc.	3,028
31	Teradata Corp. (a)	1,291

		5,091

	Semiconductors & Semiconductor Equipment — 0.9%
287	Advanced Micro Devices, Inc. (a)	977
78	Applied Materials, Inc.	1,684

		2,661

	Software — 1.8%
8	NetSuite, Inc. (a)	698
25	Red Hat, Inc. (a)	1,409
35	salesforce.com, Inc. (a)	1,985
6	Ultimate Software Group, Inc. (The) (a)	906
186	Zynga, Inc., Class A (a)	502

		5,500

	Technology Hardware, Storage & Peripherals — 0.8%
17	NCR Corp. (a)	572

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
14	Stratasys Ltd. (a)	1,739

		2,311

	Total Information Technology	25,506

Utilities — 2.0%
	Electric Utilities — 2.0%
62	Southern Co. (The)	2,706
105	Xcel Energy, Inc.	3,195

	Total Utilities	5,901

	Total Securities Sold Short (Proceeds $81,840)	$86,592

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
60	E-mini S&P 500	12/19/14	$5,897	$(44)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,971
Aggregate gross unrealized depreciation	(3,348)

Net unrealized appreciation/depreciation	$78,623

Federal income tax cost of investments	$307,575

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$386,198	$—	$—	$386,198
Total Liabilities for Securities Sold Short (a)	$86,592	$—	$—	$86,592
Depreciation in Other Financial Instruments
Futures Contracts	$(44)	$—	$—	$(44)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
Consumer Discretionary — 13.0%
	Auto Components — 0.0% (g)
20	Johnson Controls, Inc.	869

	Automobiles — 1.5%
5,108	General Motors Co.	163,134

	Hotels, Restaurants & Leisure — 1.1%
323	Royal Caribbean Cruises Ltd.	21,721
936	Starbucks Corp.	70,653
369	Yum! Brands, Inc.	26,588

		118,962

	Household Durables — 1.2%
397	D.R. Horton, Inc.	8,155
750	Harman International Industries, Inc.	73,493
61	Lennar Corp., Class A	2,365
1,191	PulteGroup, Inc.	21,025
336	Toll Brothers, Inc. (a)	10,474
97	Whirlpool Corp.	14,180

		129,692

	Internet & Catalog Retail — 0.5%
7	Amazon.com, Inc. (a)	2,115
50	Priceline Group, Inc. (The) (a)	58,443

		60,558

	Media — 5.1%
463	Charter Communications, Inc., Class A (a)	70,040
2,088	Comcast Corp., Class A	112,296
693	DISH Network Corp., Class A (a)	44,742
72	Time Warner Cable, Inc.	10,341
2,789	Time Warner, Inc.	209,736
2,349	Twenty-First Century Fox, Inc., Class A	80,555
362	Twenty-First Century Fox, Inc., Class B	12,042
364	Walt Disney Co. (The)	32,376

		572,128

	Specialty Retail — 2.8%
1,214	Home Depot, Inc. (The)	111,331
2,297	Lowe’s Cos., Inc.	121,582
1,307	TJX Cos., Inc. (The)	77,362

		310,275

	Textiles, Apparel & Luxury Goods — 0.8%
785	lululemon athletica, Inc., (Canada) (a)	32,985
161	Ralph Lauren Corp.	26,577
411	V.F. Corp.	27,140

		86,702

	Total Consumer Discretionary	1,442,320

Consumer Staples — 6.8%
	Beverages — 1.5%
2,633	Coca-Cola Co. (The)	112,340
546	Constellation Brands, Inc., Class A (a)	47,564
110	Dr. Pepper Snapple Group, Inc.	7,076
13	Molson Coors Brewing Co., Class B	1,003
17	PepsiCo, Inc.	1,608

		169,591

	Food & Staples Retailing — 1.6%
352	Costco Wholesale Corp.	44,160
1,710	CVS Health Corp.	136,089

		180,249

	Food Products — 0.9%
31	Archer-Daniels-Midland Co.	1,595
657	General Mills, Inc.	33,141
1,997	Mondelez International, Inc., Class A	68,438

		103,174

	Household Products — 1.8%
468	Colgate-Palmolive Co.	30,508
1,985	Procter & Gamble Co. (The)	166,201

		196,709

	Personal Products — 0.1%
136	Estee Lauder Cos., Inc. (The), Class A	10,152

	Tobacco — 0.9%
1,114	Philip Morris International, Inc.	92,926

	Total Consumer Staples	752,801

Energy — 9.2%
	Energy Equipment & Services — 3.0%
361	Ensco plc, (United Kingdom), Class A	14,925
1,218	Halliburton Co.	78,598
2,330	Schlumberger Ltd.	236,984

		330,507

	Oil, Gas & Consumable Fuels — 6.2%
510	Anadarko Petroleum Corp.	51,749
135	Apache Corp.	12,634
138	Cheniere Energy, Inc. (a)	11,055
1,519	Chevron Corp.	181,287
385	EOG Resources, Inc.	38,163
246	EQT Corp.	22,510
1,527	Exxon Mobil Corp.	143,600
139	Hess Corp.	13,085
1,758	Marathon Oil Corp.	66,096
1,051	Occidental Petroleum Corp.	101,099
550	Phillips 66	44,680

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
214	Valero Energy Corp.	9,879

		695,837

	Total Energy	1,026,344

Financials — 16.0%
	Banks — 6.8%
12,549	Bank of America Corp.	213,966
1,106	BB&T Corp.	41,163
3,423	Citigroup, Inc.	177,372
224	East West Bancorp, Inc.	7,618
15	PNC Financial Services Group, Inc. (The)	1,286
184	SunTrust Banks, Inc.	6,995
141	SVB Financial Group (a)	15,777
5,740	Wells Fargo & Co.	297,740

		761,917

	Capital Markets — 4.0%
69	Affiliated Managers Group, Inc. (a)	13,784
215	Ameriprise Financial, Inc.	26,544
98	BlackRock, Inc.	32,245
1,321	Charles Schwab Corp. (The)	38,824
253	Goldman Sachs Group, Inc. (The)	46,433
1,627	Invesco Ltd.	64,223
4,585	Morgan Stanley	158,502
756	State Street Corp.	55,621
167	TD Ameritrade Holding Corp.	5,580

		441,756

	Diversified Financial Services — 0.7%
96	CME Group, Inc.	7,668
352	Intercontinental Exchange, Inc.	68,725

		76,393

	Insurance — 4.1%
1,559	ACE Ltd., (Switzerland)	163,540
107	Axis Capital Holdings Ltd., (Bermuda)	5,061
1,097	Hartford Financial Services Group, Inc. (The)	40,867
2,227	Marsh & McLennan Cos., Inc.	116,556
1,565	MetLife, Inc.	84,089
397	Prudential Financial, Inc.	34,928
305	Willis Group Holdings plc, (United Kingdom)	12,632

		457,673

	Real Estate Investment Trusts (REITs) — 0.4%
181	Boston Properties, Inc.	20,912
124	Simon Property Group, Inc.	20,359

		41,271

	Total Financials	1,779,010

Health Care — 14.4%
	Biotechnology — 3.5%
252	Alexion Pharmaceuticals, Inc. (a)	41,840
436	Biogen Idec, Inc. (a)	144,304
1,187	Celgene Corp. (a)	112,505
63	Gilead Sciences, Inc. (a)	6,746
790	Vertex Pharmaceuticals, Inc. (a)	88,696

		394,091

	Health Care Equipment & Supplies — 1.6%
1,390	Abbott Laboratories	57,831
6,793	Boston Scientific Corp. (a)	80,226
– (h)	CareFusion Corp. (a)	13
560	Stryker Corp.	45,251

		183,321

	Health Care Providers & Services — 3.3%
235	Aetna, Inc.	19,067
832	Humana, Inc.	108,385
249	McKesson Corp.	48,396
2,201	UnitedHealth Group, Inc.	189,830

		365,678

	Health Care Technology — 0.2%
51	athenahealth, Inc. (a)	6,774
181	Cerner Corp. (a)	10,790

		17,564

	Pharmaceuticals — 5.8%
58	Actavis plc (a)	13,924
48	Allergan, Inc.	8,630
2,397	Bristol-Myers Squibb Co.	122,662
3,365	Johnson & Johnson	358,630
2,224	Merck & Co., Inc.	131,810
78	Perrigo Co. plc, (Ireland)	11,724

		647,380

	Total Health Care	1,608,034

Industrials — 10.6%
	Aerospace & Defense — 3.5%
2,163	Honeywell International, Inc.	201,381
274	L-3 Communications Holdings, Inc.	32,624
1,512	United Technologies Corp.	159,660

		393,665

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 1.1%
796	Delta Air Lines, Inc.	28,787
1,971	United Continental Holdings, Inc. (a)	92,243

		121,030

	Building Products — 0.7%
1,190	Fortune Brands Home & Security, Inc.	48,918
1,164	Masco Corp.	27,851

		76,769

	Construction & Engineering — 0.8%
1,350	Fluor Corp.	90,147

	Electrical Equipment — 1.3%
1,010	Eaton Corp. plc	64,009
1,224	Emerson Electric Co.	76,601
221	Sensata Technologies Holding N.V., (Netherlands) (a)	9,824

		150,434

	Industrial Conglomerates — 0.1%
206	Danaher Corp.	15,634

	Machinery — 1.7%
424	Flowserve Corp.	29,912
322	Ingersoll-Rand plc	18,140
1,872	PACCAR, Inc.	106,472
90	Pentair plc, (United Kingdom)	5,912
151	SPX Corp.	14,158
90	Stanley Black & Decker, Inc.	8,020
14	WABCO Holdings, Inc. (a)	1,240

		183,854

	Road & Rail — 1.4%
129	Canadian Pacific Railway Ltd., (Canada)	26,680
1,663	CSX Corp.	53,327
682	Union Pacific Corp.	73,994

		154,001

	Total Industrials	1,185,534

Information Technology — 22.0%
	Communications Equipment — 1.7%
1,356	Cisco Systems, Inc.	34,129
1,992	QUALCOMM, Inc.	148,905

		183,034

	Internet Software & Services — 4.8%
21	eBay, Inc. (a)	1,213
1,575	Facebook, Inc., Class A (a)	124,454
282	Google, Inc., Class A (a)	165,963
401	Google, Inc., Class C (a)	231,355
183	Twitter, Inc. (a)	9,426
20	Yahoo!, Inc. (a)	804

		533,215

	IT Services — 3.2%
1,332	Accenture plc, (Ireland), Class A	108,293
148	Alliance Data Systems Corp. (a)	36,817
1,148	Cognizant Technology Solutions Corp., Class A (a)	51,401
383	Fidelity National Information Services, Inc.	21,549
64	International Business Machines Corp.	12,209
593	Visa, Inc., Class A	126,614

		356,883

	Semiconductors & Semiconductor Equipment — 4.4%
114	Applied Materials, Inc.	2,469
1,615	Avago Technologies Ltd., (Singapore)	140,539
2,104	Broadcom Corp., Class A	85,027
1,437	Freescale Semiconductor Ltd. (a)	28,062
1,170	KLA-Tencor Corp.	92,153
1,658	Lam Research Corp.	123,820
892	Teradyne, Inc.	17,295

		489,365

	Software — 4.1%
1,264	Adobe Systems, Inc. (a)	87,428
558	Citrix Systems, Inc. (a)	39,815
5,462	Microsoft Corp.	253,208
1,573	Oracle Corp.	60,230
181	VMware, Inc., Class A (a)	17,010

		457,691

	Technology Hardware, Storage & Peripherals — 3.8%
4,090	Apple, Inc.	412,099
57	EMC Corp.	1,680
306	Hewlett-Packard Co.	10,867

		424,646

	Total Information Technology	2,444,834

Materials — 3.7%
	Chemicals — 1.4%
372	Axiall Corp.	13,322
1,213	Dow Chemical Co. (The)	63,622
134	Methanex Corp., (Canada)	8,978
108	Monsanto Co.	12,181
1,346	Mosaic Co. (The)	59,778

		157,881

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.0% (g)
13	Martin Marietta Materials, Inc.	1,699

	Containers & Packaging — 0.2%
402	Crown Holdings, Inc. (a)	17,889

	Metals & Mining — 2.1%
7,024	Alcoa, Inc.	113,018
2,391	Freeport-McMoRan, Inc.	78,075
1,237	United States Steel Corp.	48,442

		239,535

	Total Materials	417,004

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
2,819	Verizon Communications, Inc.	140,946

Utilities — 2.2%
	Electric Utilities — 1.5%
488	Edison International	27,303
357	Entergy Corp.	27,631
1,397	Exelon Corp.	47,631
674	NextEra Energy, Inc.	63,286

		165,851

	Multi-Utilities — 0.7%
919	CenterPoint Energy, Inc.	22,489
608	Dominion Resources, Inc.	42,024
434	NiSource, Inc.	17,790

		82,303

	Total Utilities	248,154

	Total Common Stocks (Cost $8,026,750)	11,044,981

Short-Term Investment — 0.9%
	Investment Company — 0.9%
98,521	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $98,521 )	98,521

	Total Investments — 100.1% (Cost $8,125,271)	11,143,502
	Liabilities in Excess of Other Assets — (0.1)% (c)	(12,628)

	NET ASSETS — 100.0%	$11,130,874

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures Contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
344	E-mini S&P 500	12/19/14	$33,807	$(329)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,065,529
Aggregate gross unrealized depreciation	(47,298)

Net unrealized appreciation/depreciation	$3,018,231

Federal income tax cost of investments	$8,125,271

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,143,502	$—	$—	$11,143,502
Depreciation in Other Financial Instruments
Futures Contracts	$(329)	$—	$—	$(329)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2014.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 128.5% (j)
Common Stocks — 126.0%
	Consumer Discretionary — 16.7%
	Auto Components — 0.0%
47	Johnson Controls, Inc.	2,073

	Automobiles — 2.6%
8,797	General Motors Co.	280,983

	Hotels, Restaurants & Leisure — 1.5%
446	Royal Caribbean Cruises Ltd.	30,013
861	Starbucks Corp.	64,970
232	Starwood Hotels & Resorts Worldwide, Inc.	19,334
738	Yum! Brands, Inc.	53,132

		167,449

	Household Durables — 1.3%
732	D.R. Horton, Inc.	15,015
1,065	Harman International Industries, Inc.	104,407
989	PulteGroup, Inc.	17,473
276	Toll Brothers, Inc. (a)	8,590

		145,485

	Internet & Catalog Retail — 0.7%
61	Priceline Group, Inc. (The) (a)	70,640

	Media — 5.9%
546	Charter Communications, Inc., Class A (a)	82,702
2,069	Comcast Corp., Class A	111,296
655	DISH Network Corp., Class A (a)	42,287
14	Time Warner Cable, Inc.	2,022
3,671	Time Warner, Inc.	276,080
2,780	Twenty-First Century Fox, Inc., Class A	95,333
1,081	Twenty-First Century Fox, Inc., Class B	35,998
21	Walt Disney Co. (The)	1,844

		647,562

	Multiline Retail — 0.2%
198	Dollar General Corp. (a)	12,071
207	Dollar Tree, Inc. (a)	11,587
13	Kohl’s Corp.	799

		24,457

	Specialty Retail — 3.4%
1,274	Home Depot, Inc. (The)	116,869
3,071	Lowe’s Cos., Inc.	162,540
1,623	TJX Cos., Inc. (The)	96,030

		375,439

	Textiles, Apparel & Luxury Goods — 1.1%
1,358	lululemon athletica, Inc., (Canada) (a)	57,029
282	Ralph Lauren Corp.	46,436
233	V.F. Corp.	15,386

		118,851

	Total Consumer Discretionary	1,832,939

	Consumer Staples — 8.0%
	Beverages — 1.7%
2,619	Coca-Cola Co. (The)	111,717
685	Constellation Brands, Inc., Class A (a)	59,710
202	Dr. Pepper Snapple Group, Inc.	13,020
32	Molson Coors Brewing Co., Class B	2,358
40	PepsiCo, Inc.	3,742

		190,547

	Food & Staples Retailing — 2.1%
639	Costco Wholesale Corp.	80,139
1,869	CVS Health Corp.	148,745

		228,884

	Food Products — 1.2%
489	Archer-Daniels-Midland Co.	24,975
644	General Mills, Inc.	32,498
2,195	Mondelez International, Inc., Class A	75,228

		132,701

	Household Products — 2.1%
1,066	Colgate-Palmolive Co.	69,552
1,847	Procter & Gamble Co. (The)	154,688

		224,240

	Personal Products — 0.0%
24	Estee Lauder Cos., Inc. (The), Class A	1,820

	Tobacco — 0.9%
1,213	Philip Morris International, Inc.	101,128

	Total Consumer Staples	879,320

	Energy — 10.3%
	Energy Equipment & Services — 3.6%
144	Ensco plc, (United Kingdom), Class A	5,954
682	Halliburton Co.	44,003
343	Noble Corp. plc, (United Kingdom)	7,630
3,317	Schlumberger Ltd.	337,320

		394,907

	Oil, Gas & Consumable Fuels — 6.7%
439	Anadarko Petroleum Corp.	44,548
111	Apache Corp.	10,382
26	Cheniere Energy, Inc. (a)	2,042
1,197	Chevron Corp.	142,854
341	CONSOL Energy, Inc.	12,925

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
320	EOG Resources, Inc.	31,713
334	EQT Corp.	30,546
945	Exxon Mobil Corp.	88,870
566	Kinder Morgan, Inc.	21,710
1,142	Marathon Oil Corp.	42,939
2,237	Occidental Petroleum Corp.	215,093
685	Phillips 66	55,696
21	QEP Resources, Inc.	654
419	TransCanada Corp., (Canada)	21,581
421	Valero Energy Corp.	19,483

		741,036

	Total Energy	1,135,943

	Financials — 21.5%
	Banks — 7.7%
13,874	Bank of America Corp.	236,549
1,305	BB&T Corp.	48,575
3,857	Citigroup, Inc.	199,867
44	East West Bancorp, Inc.	1,492
42	Fifth Third Bancorp	837
47	PNC Financial Services Group, Inc. (The)	4,042
77	Regions Financial Corp.	777
271	SunTrust Banks, Inc.	10,324
31	SVB Financial Group (a)	3,474
6,589	Wells Fargo & Co.	341,771

		847,708

	Capital Markets — 5.7%
127	Affiliated Managers Group, Inc. (a)	25,382
396	Ameriprise Financial, Inc.	48,917
185	BlackRock, Inc.	60,660
866	Charles Schwab Corp. (The)	25,440
579	Goldman Sachs Group, Inc. (The)	106,240
3,017	Invesco Ltd.	119,119
5,057	Morgan Stanley	174,828
780	State Street Corp.	57,434
308	TD Ameritrade Holding Corp.	10,278

		628,298

	Diversified Financial Services — 0.9%
181	CME Group, Inc.	14,465
421	Intercontinental Exchange, Inc.	82,061

		96,526

	Insurance — 6.9%
2,986	ACE Ltd., (Switzerland)	313,108
355	Aflac, Inc.	20,664
406	Axis Capital Holdings Ltd., (Bermuda)	19,194
1,320	Hartford Financial Services Group, Inc. (The)	49,183
4,057	Marsh & McLennan Cos., Inc.	212,336
1,374	MetLife, Inc.	73,812
565	Prudential Financial, Inc.	49,704
15	Travelers Cos., Inc. (The)	1,387
461	Willis Group Holdings plc, (United Kingdom)	19,073

		758,461

	Real Estate Investment Trusts (REITs) — 0.3%
9	AvalonBay Communities, Inc.	1,246
97	Boston Properties, Inc.	11,227
638	DDR Corp.	10,672
48	Equity One, Inc.	1,034
91	General Growth Properties, Inc.	2,147
31	Liberty Property Trust	1,036
166	Mid-America Apartment Communities, Inc.	10,919

		38,281

	Total Financials	2,369,274

	Health Care — 18.1%
	Biotechnology — 3.9%
191	Alexion Pharmaceuticals, Inc. (a)	31,691
515	Biogen Idec, Inc. (a)	170,525
1,296	Celgene Corp. (a)	122,838
953	Vertex Pharmaceuticals, Inc. (a)	107,025

		432,079

	Health Care Equipment & Supplies — 2.8%
1,009	Abbott Laboratories	41,963
9,679	Boston Scientific Corp. (a)	114,309
500	CareFusion Corp. (a)	22,646
1,517	Stryker Corp.	122,492

		301,410

	Health Care Providers & Services — 4.3%
302	Aetna, Inc.	24,464
930	Humana, Inc.	121,168
204	McKesson Corp.	39,784
3,305	UnitedHealth Group, Inc.	285,055

		470,471

	Pharmaceuticals — 7.1%
114	Actavis plc (a)	27,394
92	Allergan, Inc.	16,461
2,513	Bristol-Myers Squibb Co.	128,603
3,961	Johnson & Johnson	422,208
2,781	Merck & Co., Inc.	164,855

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Pharmaceuticals — continued
163	Perrigo Co. plc, (Ireland)	24,474

		783,995

	Total Health Care	1,987,955

	Industrials — 14.3%
	Aerospace & Defense — 5.3%
22	General Dynamics Corp.	2,770
3,270	Honeywell International, Inc.	304,499
464	L-3 Communications Holdings, Inc.	55,123
212	Northrop Grumman Corp.	27,996
1,779	United Technologies Corp.	187,820

		578,208

	Airlines — 1.9%
2,462	Delta Air Lines, Inc.	89,007
2,673	United Continental Holdings, Inc. (a)	125,049

		214,056

	Building Products — 1.0%
1,686	Fortune Brands Home & Security, Inc.	69,331
1,717	Masco Corp.	41,066

		110,397

	Construction & Engineering — 1.1%
1,825	Fluor Corp.	121,892

	Electrical Equipment — 1.1%
817	Eaton Corp. plc	51,779
1,154	Emerson Electric Co.	72,187

		123,966

	Industrial Conglomerates — 0.8%
1,127	Danaher Corp.	85,643

	Machinery — 2.1%
444	Flowserve Corp.	31,286
999	Ingersoll-Rand plc	56,323
1,890	PACCAR, Inc.	107,493
190	Pentair plc, (United Kingdom)	12,457
96	SPX Corp.	8,986
166	Stanley Black & Decker, Inc.	14,779
32	WABCO Holdings, Inc. (a)	2,881

		234,205

	Road & Rail — 1.0%
23	Canadian Pacific Railway Ltd., (Canada)	4,853
2,359	CSX Corp.	75,623
220	Union Pacific Corp.	23,824

		104,300

	Total Industrials	1,572,667

	Information Technology — 27.3%
	Communications Equipment — 2.4%
2,317	Cisco Systems, Inc.	58,307
2,748	QUALCOMM, Inc.	205,477

		263,784

	Internet Software & Services — 5.4%
49	eBay, Inc. (a)	2,798
1,472	Facebook, Inc., Class A (a)	116,328
318	Google, Inc., Class A (a)	186,982
455	Google, Inc., Class C (a)	262,631
38	LinkedIn Corp., Class A (a)	7,891
346	Twitter, Inc. (a)	17,864
46	Yahoo!, Inc. (a)	1,886

		596,380

	IT Services — 3.9%
1,913	Accenture plc, (Ireland), Class A	155,539
209	Alliance Data Systems Corp. (a)	51,778
647	Cognizant Technology Solutions Corp., Class A (a)	28,944
934	Fidelity National Information Services, Inc.	52,605
644	Visa, Inc., Class A	137,327

		426,193

	Semiconductors & Semiconductor Equipment — 6.8%
38	Applied Materials, Inc.	829
2,616	Avago Technologies Ltd., (Singapore)	227,572
1,868	Broadcom Corp., Class A	75,519
1,859	Freescale Semiconductor Ltd. (a)	36,297
2,076	KLA-Tencor Corp.	163,549
2,238	Lam Research Corp.	167,206
788	Marvell Technology Group Ltd., (Bermuda)	10,626
29	Micron Technology, Inc. (a)	990
1,322	Teradyne, Inc.	25,628
308	Texas Instruments, Inc.	14,693
396	TriQuint Semiconductor, Inc. (a)	7,554
365	Xilinx, Inc.	15,466

		745,929

	Software — 4.4%
1,554	Adobe Systems, Inc. (a)	107,543
497	Citrix Systems, Inc. (a)	35,481
5,328	Microsoft Corp.	247,011
2,399	Oracle Corp.	91,817

		481,852

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 4.4%
3,961	Apple, Inc.	399,078
1,528	Hewlett-Packard Co.	54,212
325	Western Digital Corp.	31,625

		484,915

	Total Information Technology	2,999,053

	Materials — 5.3%
	Chemicals — 1.9%
821	Axiall Corp.	29,415
1,940	Dow Chemical Co. (The)	101,743
248	Methanex Corp., (Canada)	16,563
42	Monsanto Co.	4,718
1,277	Mosaic Co. (The)	56,704

		209,143

	Construction Materials — 0.2%
156	Martin Marietta Materials, Inc.	20,155

	Containers & Packaging — 0.3%
535	Crown Holdings, Inc. (a)	23,821
313	Sealed Air Corp.	10,930

		34,751

	Metals & Mining — 2.9%
9,046	Alcoa, Inc.	145,551
3,025	Freeport-McMoRan, Inc.	98,753
1,991	United States Steel Corp.	78,001

		322,305

	Total Materials	586,354

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
4,151	Verizon Communications, Inc.	207,505

	Utilities — 2.6%
	Electric Utilities — 2.1%
18	Duke Energy Corp.	1,361
1,217	Edison International	68,037
215	Entergy Corp.	16,662
2,179	Exelon Corp.	74,269
740	NextEra Energy, Inc.	69,449

		229,778

	Multi-Utilities — 0.5%
487	CenterPoint Energy, Inc.	11,918
374	CMS Energy Corp.	11,100
413	Dominion Resources, Inc.	28,520
110	NiSource, Inc.	4,502
13	Sempra Energy	1,380

		57,420

	Total Utilities	287,198

	Total Common Stocks (Cost $10,270,571)	13,858,208

Short-Term Investment — 2.5%
	Investment Company— 2.5%
276,472	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $276,472 )	276,472

	Total Investments — 128.5% (Cost $10,547,043)	14,134,680
	Liabilities in Excess of Other Assets — (28.5)% (c)	(3,135,041)

	NET ASSETS — 100.0%	$10,999,639

Short Positions — 28.3%
Common Stocks — 28.3%
	Consumer Discretionary — 4.0%
	Auto Components — 0.2%
9	Autoliv, Inc., (Sweden)	800
369	BorgWarner, Inc.	19,406

		20,206

	Automobiles — 0.3%
2,515	Ford Motor Co.	37,193

	Hotels, Restaurants & Leisure — 0.7%
1	Chipotle Mexican Grill, Inc. (a)	736
436	Darden Restaurants, Inc.	22,454
929	Hilton Worldwide Holdings, Inc. (a)	22,870
354	Marriott International, Inc., Class A	24,774

		70,834

	Leisure Products — 0.1%
223	Hasbro, Inc.	12,240

	Media — 1.0%
386	AMC Networks, Inc., Class A (a)	22,556
148	Discovery Communications, Inc., Class A (a)	5,607
632	Scripps Networks Interactive, Inc., Class A	49,391
444	Viacom, Inc., Class B	34,181

		111,735

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Multiline Retail — 0.4%
279	Macy’s, Inc.	16,251
432	Target Corp.	27,051

		43,302

	Specialty Retail — 0.6%
40	Advance Auto Parts, Inc.	5,204
583	Bed Bath & Beyond, Inc. (a)	38,358
159	O’Reilly Automotive, Inc. (a)	23,980

		67,542

	Textiles, Apparel & Luxury Goods — 0.7%
466	NIKE, Inc., Class B	41,527
464	Under Armour, Inc., Class A (a)	32,093

		73,620

	Total Consumer Discretionary	436,672

	Consumer Staples — 2.6%
	Beverages — 0.3%
82	Boston Beer Co., Inc. (The), Class A (a)	18,201
202	Brown-Forman Corp., Class B	18,236

		36,437

	Food & Staples Retailing — 1.3%
417	Kroger Co. (The)	21,684
1,378	Sysco Corp.	52,311
464	Wal-Mart Stores, Inc.	35,467
802	Whole Foods Market, Inc.	30,565

		140,027

	Food Products — 0.4%
289	Hershey Co. (The)	27,598
128	Mead Johnson Nutrition Co.	12,347

		39,945

	Household Products — 0.5%
793	Church & Dwight Co., Inc.	55,655

	Tobacco — 0.1%
349	Altria Group, Inc.	16,042

	Total Consumer Staples	288,106

	Energy — 0.9%
	Energy Equipment & Services — 0.2%
12	National Oilwell Varco, Inc.	898
342	Patterson-UTI Energy, Inc.	11,115
266	Transocean Ltd., (Switzerland)	8,503

		20,516

	Oil, Gas & Consumable Fuels — 0.7%
18	ConocoPhillips	1,363
573	Enbridge, Inc., (Canada)	27,442
158	Murphy Oil Corp.	8,975
289	ONEOK, Inc.	18,924
315	Spectra Energy Corp.	12,383
327	Ultra Petroleum Corp. (a)	7,599

		76,686

	Total Energy	97,202

	Financials — 3.9%
	Banks — 0.8%
582	Associated Banc-Corp.	10,143
428	BancorpSouth, Inc.	8,619
6	Bank of Hawaii Corp.	344
399	Comerica, Inc.	19,889
1,479	KeyCorp	19,709
23	Old National Bancorp	302
658	U.S. Bancorp	27,513

		86,519

	Capital Markets — 0.3%
445	Franklin Resources, Inc.	24,279
175	Northern Trust Corp.	11,871
16	T. Rowe Price Group, Inc.	1,251

		37,401

	Consumer Finance — 0.2%
301	American Express Co.	26,363

	Insurance — 1.5%
360	Allstate Corp. (The)	22,112
550	American International Group, Inc.	29,711
346	Aon plc, (United Kingdom)	30,330
30	Arch Capital Group Ltd., (Bermuda) (a)	1,655
44	PartnerRe Ltd., (Bermuda)	4,868
550	Principal Financial Group, Inc.	28,848
217	Progressive Corp. (The)	5,489
785	Torchmark Corp.	41,121

		164,134

	Real Estate Investment Trusts (REITs) — 1.0%
142	Federal Realty Investment Trust	16,782
378	HCP, Inc.	15,006
248	Health Care REIT, Inc.	15,479
190	Home Properties, Inc.	11,079
53	Kimco Realty Corp.	1,160
26	Realty Income Corp.	1,048
11	SL Green Realty Corp.	1,164
46	UDR, Inc.	1,243
639	Ventas, Inc.	39,565
45	Washington Real Estate Investment Trust	1,145

		103,671

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Thrifts & Mortgage Finance — 0.1%
947	People’s United Financial, Inc.	13,699

	Total Financials	431,787

	Health Care — 3.0%
	Biotechnology — 0.3%
238	Amgen, Inc.	33,491
10	Gilead Sciences, Inc. (a)	1,043

		34,534

	Health Care Equipment & Supplies — 1.3%
579	Baxter International, Inc.	41,531
224	Becton, Dickinson and Co.	25,528
582	Medtronic, Inc.	36,050
386	Zimmer Holdings, Inc.	38,802

		141,911

	Health Care Providers & Services — 0.7%
17	AmerisourceBergen Corp.	1,335
12	Cardinal Health, Inc.	907
19	Premier, Inc., Class A (a)	621
612	WellPoint, Inc.	73,206

		76,069

	Health Care Technology — 0.0%
28	Quality Systems, Inc.	383

	Pharmaceuticals — 0.7%
391	AbbVie, Inc.	22,573
191	Eli Lilly & Co.	12,409
1,340	Pfizer, Inc.	39,625

		74,607

	Total Health Care	327,504

	Industrials — 5.4%
	Aerospace & Defense — 2.2%
249	Boeing Co. (The)	31,679
526	Lockheed Martin Corp.	96,190
965	Raytheon Co.	98,050
568	Textron, Inc.	20,450

		246,369

	Air Freight & Logistics — 0.0%
4	FedEx Corp.	630

	Airlines — 0.7%
778	American Airlines Group, Inc.	27,620
1,570	Southwest Airlines Co.	53,032

		80,652

	Commercial Services & Supplies — 0.2%
450	ADT Corp. (The)	15,939

	Electrical Equipment — 0.5%
494	Rockwell Automation, Inc.	54,300

	Industrial Conglomerates — 0.9%
300	3M Co.	42,474
1,993	General Electric Co.	51,060

		93,534

	Machinery — 0.8%
437	Caterpillar, Inc.	43,263
128	Cummins, Inc.	16,841
360	Dover Corp.	28,917

		89,021

	Road & Rail — 0.1%
512	Werner Enterprises, Inc.	12,893

	Trading Companies & Distributors — 0.0%
28	Fastenal Co.	1,277

	Total Industrials	594,615

	Information Technology — 4.4%
	IT Services — 0.6%
248	Automatic Data Processing, Inc.	20,568
149	Global Payments, Inc.	10,388
196	MasterCard, Inc., Class A	14,501
648	Total System Services, Inc.	20,070

		65,527

	Semiconductors & Semiconductor Equipment — 2.7%
5,775	Advanced Micro Devices, Inc. (a)	19,692
1,231	Altera Corp.	44,046
1,983	Intel Corp.	69,054
986	Linear Technology Corp.	43,749
452	Microchip Technology, Inc.	21,358
3,689	NVIDIA Corp.	68,066
1,637	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	33,027

		298,992

	Software — 0.5%
64	Intuit, Inc.	5,601
759	salesforce.com, Inc. (a)	43,670

		49,271

	Technology Hardware, Storage & Peripherals — 0.6%
1,178	Seagate Technology plc, (Ireland)	67,475

	Total Information Technology	481,265

	Materials — 1.5%
	Chemicals — 1.0%
161	Air Products & Chemicals, Inc.	21,011
175	Cabot Corp.	8,876

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Chemicals — continued
334	E.I. du Pont de Nemours & Co.	23,968
260	Eastman Chemical Co.	21,033
582	OM Group, Inc.	15,091
138	Praxair, Inc.	17,856

		107,835

	Containers & Packaging — 0.4%
385	Ball Corp.	24,354
490	Bemis Co., Inc.	18,623
113	MeadWestvaco Corp.	4,618

		47,595

	Metals & Mining — 0.1%
1,579	Cliffs Natural Resources, Inc.	16,391

	Total Materials	171,821

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
2,459	AT&T, Inc.	86,661

	Utilities — 1.8%
	Electric Utilities — 0.6%
219	Northeast Utilities	9,693
1,026	Southern Co. (The)	44,789
341	Xcel Energy, Inc.	10,379

		64,861

	Gas Utilities — 0.2%
297	National Fuel Gas Co.	20,787

	Multi-Utilities — 1.0%
479	Ameren Corp.	18,347
572	Consolidated Edison, Inc.	32,396
414	PG&E Corp.	18,667
817	SCANA Corp.	40,529

		109,939

	Total Utilities	195,587

	Total Common Stocks (Cost $3,030,505)	3,111,220

Exchange Traded Fund — 0.0% (g)
	Alternative Assets — 0.0% (g)
32	Utilities Select Sector SPDR Fund (Cost $1,354 )	1,338

	Total Securities Sold Short (Proceeds $3,031,859)	$3,112,558

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,886	E-mini S&P 500	12/19/14	$185,347	$(1,890)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,646,108
Aggregate gross unrealized depreciation	(58,471)

Net unrealized appreciation/depreciation	$3,587,637

Federal income tax cost of investments	$10,547,043

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,134,680	$—	$—	$14,134,680
Total Liabilities for Securities Sold Short (a)	$3,112,558	$—	$—	$3,112,558
Depreciation in Other Financial Instruments
Futures Contracts	$(1,890)	$—	$—	$(1,890)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 143.7% (j)
Common Stocks — 143.0%
		Consumer Discretionary — 21.0%
		Auto Components — 0.3%
1		TRW Automotive Holdings Corp. (a)	58

		Automobiles — 0.2%
1		General Motors Co.	44

		Hotels, Restaurants & Leisure — 1.2%
1		Dunkin’ Brands Group, Inc.	27
3		Royal Caribbean Cruises Ltd.	188
–	(h)	Starwood Hotels & Resorts Worldwide, Inc.	10
–	(h)	Yum! Brands, Inc.	25

			250

		Household Durables — 0.9%
–	(h)	Harman International Industries, Inc.	25
–	(h)	NVR, Inc. (a)	23
8		PulteGroup, Inc.	134

			182

		Internet & Catalog Retail — 1.3%
–	(h)	Priceline Group, Inc. (The) (a)	267

		Media — 8.0%
3		CBS Corp. (Non-Voting), Class B	150
6		Comcast Corp., Class A	335
2		DISH Network Corp., Class A (a)	109
1		Time Warner Cable, Inc.	145
5		Time Warner, Inc.	381
4		Twenty-First Century Fox, Inc., Class A	143
4		Walt Disney Co. (The)	365

			1,628

		Multiline Retail — 1.8%
5		Macy’s, Inc.	271
1		Nordstrom, Inc.	88

			359

		Specialty Retail — 6.0%
–	(h)	AutoZone, Inc. (a)	204
5		Home Depot, Inc. (The)	453
8		Lowe’s Cos., Inc.	434
2		TJX Cos., Inc. (The)	136

			1,227

		Textiles, Apparel & Luxury Goods — 1.3%
4		V.F. Corp.	260

		Total Consumer Discretionary	4,275

Consumer Staples — 12.3%
		Beverages — 4.5%
7		Coca-Cola Co. (The)	302
5		Coca-Cola Enterprises, Inc.	237
2		Constellation Brands, Inc., Class A (a)	195
1		Dr. Pepper Snapple Group, Inc.	71
1		Molson Coors Brewing Co., Class B	106

			911

		Food & Staples Retailing — 0.5%
1		CVS Health Corp.	91
–	(h)	Kroger Co. (The)	17

			108

		Food Products — 3.6%
5		Archer-Daniels-Midland Co.	276
1		General Mills, Inc.	63
–	(h)	JM Smucker Co. (The)	21
–	(h)	Kellogg Co.	16
10		Mondelez International, Inc., Class A	347

			723

		Household Products — 2.0%
2		Kimberly-Clark Corp.	185
3		Procter & Gamble Co. (The)	223

			408

		Tobacco — 1.7%
4		Philip Morris International, Inc.	345

		Total Consumer Staples	2,495

Energy — 10.4%
		Energy Equipment & Services — 3.3%
1		Baker Hughes, Inc.	86
2		Ensco plc, (United Kingdom), Class A	72
1		FMC Technologies, Inc. (a)	58
2		Halliburton Co.	101
1		National Oilwell Varco, Inc.	38
2		Schlumberger Ltd.	250
2		Transocean Ltd., (Switzerland)	61

			666

		Oil, Gas & Consumable Fuels — 7.1%
1		Anadarko Petroleum Corp.	52
1		Cheniere Energy, Inc. (a)	41
2		Chevron Corp.	231
1		EOG Resources, Inc.	63
1		EQT Corp.	130
5		Exxon Mobil Corp.	461
1		Hess Corp.	66
7		Marathon Oil Corp.	256
1		Occidental Petroleum Corp.	81

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
2		QEP Resources, Inc.	65

			1,446

		Total Energy	2,112

Financials — 23.4%
		Banks — 6.6%
20		Bank of America Corp.	336
1		BB&T Corp.	22
4		Citigroup, Inc.	201
1		East West Bancorp, Inc.	19
4		Fifth Third Bancorp	81
–	(h)	PNC Financial Services Group, Inc. (The)	19
1		SVB Financial Group (a)	95
11		Wells Fargo & Co.	562

			1,335

		Capital Markets — 5.9%
–	(h)	BlackRock, Inc.	158
8		Charles Schwab Corp. (The)	232
1		Goldman Sachs Group, Inc. (The)	125
7		Invesco Ltd.	261
11		Morgan Stanley	383
–	(h)	State Street Corp.	35

			1,194

		Consumer Finance — 0.6%
2		Capital One Financial Corp.	123

		Diversified Financial Services — 1.1%
2		Berkshire Hathaway, Inc., Class B (a)	226

		Insurance — 5.3%
4		ACE Ltd., (Switzerland)	426
1		Axis Capital Holdings Ltd., (Bermuda)	47
–	(h)	Everest Re Group Ltd., (Bermuda)	21
2		Hartford Financial Services Group, Inc. (The)	88
1		Lincoln National Corp.	74
–	(h)	Marsh & McLennan Cos., Inc.	8
4		MetLife, Inc.	224
2		Prudential Financial, Inc.	198

			1,086

		Real Estate Investment Trusts (REITs) — 3.9%
1		AvalonBay Communities, Inc.	144
1		Boston Properties, Inc.	122
4		DDR Corp.	67
3		DiamondRock Hospitality Co.	40
3		Duke Realty Corp.	56
2		General Growth Properties, Inc.	55
3		Highwoods Properties, Inc.	109
2		Liberty Property Trust	51
1		Mid-America Apartment Communities, Inc.	33
2		Prologis, Inc.	67
–	(h)	Simon Property Group, Inc.	39

			783

		Total Financials	4,747

Health Care — 18.7%
		Biotechnology — 5.9%
2		Alexion Pharmaceuticals, Inc. (a)	263
1		Biogen Idec, Inc. (a)	427
4		Celgene Corp. (a)	374
1		Gilead Sciences, Inc. (a)	136

			1,200

		Health Care Equipment & Supplies — 3.4%
6		Abbott Laboratories	263
31		Boston Scientific Corp. (a)	369
1		CareFusion Corp. (a)	53

			685

		Health Care Providers & Services — 4.9%
3		Aetna, Inc.	267
1		Cigna Corp.	49
3		Humana, Inc.	338
–	(h)	McKesson Corp.	64
3		UnitedHealth Group, Inc.	280

			998

		Pharmaceuticals — 4.5%
4		Bristol-Myers Squibb Co.	197
7		Johnson & Johnson	706
–	(h)	Merck & Co., Inc.	20

			923

		Total Health Care	3,806

Industrials — 15.9%
		Aerospace & Defense — 5.4%
–	(h)	General Dynamics Corp.	20
4		Honeywell International, Inc.	330
–	(h)	Huntington Ingalls Industries, Inc.	–	(h)
2		L-3 Communications Holdings, Inc.	213
–	(h)	Northrop Grumman Corp.	33
5		United Technologies Corp.	501

			1,097

		Airlines — 2.5%
8		Delta Air Lines, Inc.	292
5		United Continental Holdings, Inc. (a)	216

			508

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Construction & Engineering — 2.0%
6		Fluor Corp.	408

		Electrical Equipment — 0.7%
1		Eaton Corp. plc	56
1		Emerson Electric Co.	84

			140

		Machinery — 2.1%
1		Deere & Co.	72
6		PACCAR, Inc.	313
1		SPX Corp.	49

			434

		Road & Rail — 2.9%
–	(h)	Canadian Pacific Railway Ltd., (Canada)	73
7		CSX Corp.	227
1		Norfolk Southern Corp.	69
2		Union Pacific Corp.	221

			590

		Trading Companies & Distributors — 0.3%
–	(h)	W.W. Grainger, Inc.	58

		Total Industrials	3,235

Information Technology — 28.2%
		Communications Equipment — 2.7%
7		Cisco Systems, Inc.	180
5		QUALCOMM, Inc.	378

			558

		Internet Software & Services — 4.1%
1		eBay, Inc. (a)	52
1		Facebook, Inc., Class A (a)	74
1		Google, Inc., Class A (a)	374
1		Google, Inc., Class C (a)	327

			827

		IT Services — 4.3%
3		Accenture plc, (Ireland), Class A	228
1		Alliance Data Systems Corp. (a)	179
2		Cognizant Technology Solutions Corp., Class A (a)	86
1		International Business Machines Corp.	235
1		Visa, Inc., Class A	145

			873

		Semiconductors & Semiconductor Equipment — 6.5%
5		Avago Technologies Ltd., (Singapore)	469
10		Broadcom Corp., Class A	396
4		Freescale Semiconductor Ltd. (a)	82
–	(h)	KLA-Tencor Corp.	10
4		Lam Research Corp.	313
2		Teradyne, Inc.	45

			1,315

		Software — 6.1%
5		Adobe Systems, Inc. (a)	339
3		Citrix Systems, Inc. (a)	183
12		Microsoft Corp.	545
2		Oracle Corp.	73
1		VMware, Inc., Class A (a)	112

			1,252

		Technology Hardware, Storage & Peripherals — 4.5%
7		Apple, Inc.	712
–	(h)	EMC Corp.	1
6		Hewlett-Packard Co.	197

			910

		Total Information Technology	5,735

Materials — 5.6%
		Chemicals — 2.5%
1		Axiall Corp.	38
3		Monsanto Co.	390
2		Mosaic Co. (The)	90

			518

		Containers & Packaging — 1.3%
–	(h)	Ball Corp.	19
5		Crown Holdings, Inc. (a)	211
1		Packaging Corp. of America	35

			265

		Metals & Mining — 1.8%
16		Alcoa, Inc.	254
2		Freeport-McMoRan, Inc.	61
1		United States Steel Corp.	46

			361

		Total Materials	1,144

Telecommunication Services — 1.5%
		Diversified Telecommunication Services — 1.5%
6		Verizon Communications, Inc.	302

Utilities — 6.0%
		Electric Utilities — 4.3%
1		American Electric Power Co., Inc.	38
6		Edison International	342
1		Entergy Corp.	104
6		Exelon Corp.	190
2		NextEra Energy, Inc.	202

			876

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Multi-Utilities — 1.7%
1		CenterPoint Energy, Inc.	21
5		CMS Energy Corp.	145
1		Dominion Resources, Inc.	57
3		NiSource, Inc.	124

			347

		Total Utilities	1,223

		Total Common Stocks (Cost $23,274)	29,074

Short-Term Investments — 0.7%
		Investment Company — 0.5%
102		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	102

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.2%
40		U.S. Treasury Bill, 0.081%, 05/28/15 (k) (n)	40

		Total Short-Term Investments (Cost $142)	142

		Total Investments — 143.7% (Cost $23,416)	29,216
		Liabilities in Excess of Other Assets — (43.7)%	(8,879)

		NET ASSETS — 100.0%	$20,337

SHARES
Short Positions — 43.7%
Common Stocks — 43.7%
		Consumer Discretionary — 6.3%
		Auto Components — 0.7%
1		Autoliv, Inc., (Sweden)	46
2		BorgWarner, Inc.	103

			149

		Automobiles — 0.1%
1		Ford Motor Co.	17

		Hotels, Restaurants & Leisure — 0.7%
–	(h)	Choice Hotels International, Inc.	1
2		Darden Restaurants, Inc.	105
1		Hilton Worldwide Holdings, Inc. (a)	27

			133

		Internet & Catalog Retail — 0.7%
17		Groupon, Inc. (a)	112
–	(h)	Netflix, Inc. (a)	27

			139

		Leisure Products — 0.9%
2		Hasbro, Inc.	113
2		Mattel, Inc.	63

			176

		Media — 1.7%
2		AMC Networks, Inc., Class A (a)	136
1		Discovery Communications, Inc., Class C (a)	22
3		Interpublic Group of Cos., Inc. (The)	60
2		News Corp., Class B (a)	39
1		Scripps Networks Interactive, Inc., Class A	73
6		Sirius XM Holdings, Inc. (a)	20

			350

		Multiline Retail — 0.5%
2		Target Corp.	106

		Specialty Retail — 0.5%
–	(h)	Advance Auto Parts, Inc.	19
–	(h)	Bed Bath & Beyond, Inc. (a)	24
1		CarMax, Inc. (a)	64

			107

		Textiles, Apparel & Luxury Goods — 0.5%
1		Coach, Inc.	19
1		Under Armour, Inc., Class A (a)	74

			93

		Total Consumer Discretionary	1,270

Consumer Staples — 5.3%
		Beverages — 0.3%
–	(h)	Boston Beer Co., Inc. (The), Class A (a)	31
–	(h)	Brown-Forman Corp., Class B	28

			59

		Food & Staples Retailing — 1.5%
3		Sysco Corp.	100
1		Walgreen Co.	49
4		Whole Foods Market, Inc.	157

			306

		Food Products — 1.8%
3		ConAgra Foods, Inc.	85
1		Hershey Co. (The)	131
–	(h)	Keurig Green Mountain, Inc.	24
1		Kraft Foods Group, Inc.	51
1		Mead Johnson Nutrition Co.	84

			375

		Household Products — 1.5%
2		Church & Dwight Co., Inc.	133
1		Clorox Co. (The)	123

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Household Products — Continued
–	(h)	Energizer Holdings, Inc.	41

			297

		Tobacco — 0.2%
1		Altria Group, Inc.	43

		Total Consumer Staples	1,080

Energy — 1.7%
		Energy Equipment & Services — 0.1%
1		Tenaris S.A., (Luxembourg), ADR	25

		Oil, Gas & Consumable Fuels — 1.6%
1		Enbridge, Inc., (Canada)	40
1		Energen Corp.	36
1		Kinder Morgan, Inc.	40
1		ONEOK, Inc.	51
7		Peabody Energy Corp.	91
2		WPX Energy, Inc. (a)	57

			315

		Total Energy	340

Financials — 6.2%
		Banks — 1.3%
–	(h)	Bank of Hawaii Corp.	20
4		KeyCorp	47
1		M&T Bank Corp.	91
–	(h)	Signature Bank (a)	19
1		UMB Financial Corp.	37
2		Zions Bancorporation	59

			273

		Capital Markets — 0.5%
1		Federated Investors, Inc., Class B	19
–	(h)	Franklin Resources, Inc.	26
–	(h)	Northern Trust Corp.	17
1		T. Rowe Price Group, Inc.	41

			103

		Diversified Financial Services — 0.2%
1		NASDAQ OMX Group, Inc. (The)	30

		Insurance — 2.1%
1		Allstate Corp. (The)	52
–	(h)	Aon plc, (United Kingdom)	41
–	(h)	Arch Capital Group Ltd., (Bermuda) (a)	26
1		Chubb Corp. (The)	58
1		Principal Financial Group, Inc.	42
4		Progressive Corp. (The)	94
2		Torchmark Corp.	97
–	(h)	Travelers Cos., Inc. (The)	21

			431

		Real Estate Investment Trusts (REITs) — 2.1%
1		Equity Residential	60
–	(h)	Federal Realty Investment Trust	57
1		Health Care REIT, Inc.	57
1		Home Properties, Inc.	47
2		Hudson Pacific Properties, Inc.	38
2		Kimco Realty Corp.	43
–	(h)	SL Green Realty Corp.	24
1		UDR, Inc.	21
1		Ventas, Inc.	61
1		Washington Real Estate Investment Trust	24

			432

		Total Financials	1,269

Health Care — 4.4%
		Biotechnology — 1.0%
1		Amgen, Inc.	84
1		Isis Pharmaceuticals, Inc. (a)	40
–	(h)	Medivation, Inc. (a)	36
–	(h)	Regeneron Pharmaceuticals, Inc. (a)	40

			200

		Health Care Equipment & Supplies — 1.4%
1		Baxter International, Inc.	98
1		Becton, Dickinson and Co.	57
–	(h)	Covidien plc, (Ireland)	20
–	(h)	Medtronic, Inc.	21
1		Zimmer Holdings, Inc.	80

			276

		Health Care Providers & Services — 1.3%
2		AmerisourceBergen Corp.	183
1		Cardinal Health, Inc.	41
–	(h)	Express Scripts Holding Co. (a)	17
1		Premier, Inc., Class A (a)	33

			274

		Pharmaceuticals — 0.7%
1		AbbVie, Inc.	38
1		Eli Lilly & Co.	46
1		Hospira, Inc. (a)	51

			135

		Total Health Care	885

Industrials — 4.1%
		Aerospace & Defense — 0.7%
1		Boeing Co. (The)	81
–	(h)	Lockheed Martin Corp.	62

			143

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Airlines — 0.1%
–	(h)	Southwest Airlines Co.	13

		Commercial Services & Supplies — 0.2%
1		ADT Corp. (The)	51

		Electrical Equipment — 0.6%
1		Rockwell Automation, Inc.	113

		Industrial Conglomerates — 0.1%
–	(h)	Danaher Corp.	29

		Machinery — 0.5%
1		Dover Corp.	53
–	(h)	Illinois Tool Works, Inc.	41

			94

		Professional Services — 0.3%
1		Advisory Board Co. (The) (a)	58

		Road & Rail — 0.8%
3		Heartland Express, Inc.	62
1		Kansas City Southern	63
2		Werner Enterprises, Inc.	45

			170

		Trading Companies & Distributors — 0.8%
4		Fastenal Co.	163

		Total Industrials	834

Information Technology — 9.0%
		Communications Equipment — 0.1%
1		Juniper Networks, Inc.	19

		Internet Software & Services — 1.9%
2		AOL, Inc. (a)	79
1		LinkedIn Corp., Class A (a)	122
2		Pandora Media, Inc. (a)	54
2		Twitter, Inc. (a)	121
1		Yahoo!, Inc. (a)	24

			400

		IT Services — 0.6%
–	(h)	Automatic Data Processing, Inc.	10
1		Global Payments, Inc.	40
–	(h)	Paychex, Inc.	10
2		Total System Services, Inc.	59

			119

		Semiconductors & Semiconductor Equipment — 4.6%
53		Advanced Micro Devices, Inc. (a)	180
1		Altera Corp.	21
1		Analog Devices, Inc.	38
7		Atmel Corp. (a)	59
3		Intel Corp.	101
3		Linear Technology Corp.	146
1		Maxim Integrated Products, Inc.	20
4		Microchip Technology, Inc.	175
10		NVIDIA Corp.	189

			929

		Software — 1.7%
–	(h)	Red Hat, Inc. (a)	15
3		salesforce.com, Inc. (a)	151
2		Splunk, Inc. (a)	112
1		Workday, Inc., Class A (a)	65

			343

		Technology Hardware, Storage & Peripherals — 0.1%
–	(h)	Seagate Technology plc, (Ireland)	26

		Total Information Technology	1,836

Materials — 3.6%
		Chemicals — 2.4%
1		Air Products & Chemicals, Inc.	111
1		E.I. du Pont de Nemours & Co.	87
–	(h)	Ecolab, Inc.	41
2		OM Group, Inc.	41
1		Praxair, Inc.	138
1		Valspar Corp. (The)	63

			481

		Containers & Packaging — 0.5%
1		Bemis Co., Inc.	29
2		MeadWestvaco Corp.	83

			112

		Metals & Mining — 0.7%
6		Cliffs Natural Resources, Inc.	67
1		Nucor Corp.	75

			142

		Total Materials	735

Telecommunication Services — 0.8%
		Diversified Telecommunication Services — 0.4%
2		AT&T, Inc.	82

		Wireless Telecommunication Services — 0.4%
9		Sprint Corp. (a)	56
1		T-Mobile US, Inc. (a)	21

			77

		Total Telecommunication Services	159

Utilities — 2.3%
		Electric Utilities — 0.8%
–	(h)	FirstEnergy Corp.	10
1		PPL Corp.	17

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Electric Utilities — Continued
3		Southern Co. (The)	131

			158

		Multi-Utilities — 0.8%
1		Consolidated Edison, Inc.	60
–	(h)	Integrys Energy Group, Inc.	29
1		PG&E Corp.	58
1		SCANA Corp.	29

			176

		Water Utilities — 0.7%
–	(h)	American Water Works Co., Inc.	10
6		Aqua America, Inc.	130

			140

		Total Utilities	474

		Total Short Positions (Proceeds $8,558)	$8,882

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	12/19/14	$98	$(1)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,012
Aggregate gross unrealized depreciation	(212)

Net unrealized appreciation/depreciation	$5,800

Federal income tax cost of investments	$23,416

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,176	$40	$—	$29,216
Total Liabilities for Securities Sold Short (b)	8,882	—	—	8,882
Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$—	$—	$(1)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
Consumer Discretionary — 11.8%
	Auto Components — 2.1%
302	Dana Holding Corp.	5,782
401	Stoneridge, Inc. (a)	4,524
69	Tower International, Inc. (a)	1,745

		12,051

	Distributors — 0.2%
94	VOXX International Corp. (a)	870

	Diversified Consumer Services — 1.3%
13	Chegg, Inc. (a)	82
32	Regis Corp.	512
121	Strayer Education, Inc. (a)	7,216

		7,810

	Hotels, Restaurants & Leisure — 1.3%
3	DineEquity, Inc.	253
36	Interval Leisure Group, Inc.	688
8	Jack in the Box, Inc.	532
32	Red Robin Gourmet Burgers, Inc. (a)	1,792
187	Sonic Corp. (a)	4,172

		7,437

	Household Durables — 0.7%
32	CSS Industries, Inc.	781
16	GoPro, Inc., Class A (a)	1,471
41	Leggett & Platt, Inc.	1,428
22	Lifetime Brands, Inc.	342

		4,022

	Internet & Catalog Retail — 0.0%
13	Coupons.com, Inc. (a)	159

	Media — 0.4%
90	Entercom Communications Corp., Class A (a)	720
259	Lee Enterprises, Inc. (a)	874
75	Radio One, Inc., Class D (a)	238
28	Sizmek, Inc. (a)	218
23	Townsquare Media, Inc. (a)	272

		2,322

	Multiline Retail — 1.0%
47	Bon-Ton Stores, Inc. (The)	393
50	Dillard’s, Inc., Class A	5,492

		5,885

	Specialty Retail — 3.4%
18	ANN, Inc. (a)	724
238	Barnes & Noble, Inc. (a)	4,694
28	Brown Shoe Co., Inc.	746
102	Children’s Place, Inc. (The)	4,880
23	Conn’s, Inc. (a)	697
67	Express, Inc. (a)	1,043
36	Guess?, Inc.	793
620	hhgregg, Inc. (a)	3,911
36	Outerwall, Inc. (a)	2,031
10	Rent-A-Center, Inc.	294
18	Systemax, Inc. (a)	224

		20,037

	Textiles, Apparel & Luxury Goods — 1.4%
194	Iconix Brand Group, Inc. (a)	7,159
39	Unifi, Inc. (a)	997

		8,156

	Total Consumer Discretionary	68,749

Consumer Staples — 3.8%
	Food & Staples Retailing — 1.5%
123	Pantry, Inc. (The) (a)	2,485
1,040	Rite Aid Corp. (a)	5,035
93	Roundy’s, Inc.	279
52	Smart & Final Stores, Inc. (a)	752

		8,551

	Food Products — 1.6%
36	B&G Foods, Inc.	997
177	Chiquita Brands International, Inc. (a)	2,515
59	Pilgrim’s Pride Corp. (a)	1,803
59	Pinnacle Foods, Inc.	1,927
23	Sanderson Farms, Inc.	2,005
11	Seneca Foods Corp., Class A (a)	300

		9,547

	Personal Products — 0.5%
9	Herbalife Ltd.	394
8	Inter Parfums, Inc.	214
6	Medifast, Inc. (a)	204
27	USANA Health Sciences, Inc. (a)	1,974

		2,786

	Tobacco — 0.2%
25	Universal Corp.	1,119

	Total Consumer Staples	22,003

Energy — 6.2%
	Energy Equipment & Services — 2.4%
59	Basic Energy Services, Inc. (a)	1,280
8	Dawson Geophysical Co.	142

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
122	Exterran Holdings, Inc.	5,410
70	Helix Energy Solutions Group, Inc. (a)	1,544
131	Pioneer Energy Services Corp. (a)	1,842
51	SEACOR Holdings, Inc. (a)	3,830

		14,048

	Oil, Gas & Consumable Fuels — 3.8%
1,021	Abraxas Petroleum Corp. (a)	5,389
8	Adams Resources & Energy, Inc.	345
53	Alon USA Energy, Inc.	767
29	Clayton Williams Energy, Inc. (a)	2,807
166	Cloud Peak Energy, Inc. (a)	2,096
39	Comstock Resources, Inc.	717
10	Contango Oil & Gas Co. (a)	346
2	Isramco, Inc. (a)	198
31	Renewable Energy Group, Inc. (a)	309
70	REX American Resources Corp. (a)	5,101
37	Stone Energy Corp. (a)	1,160
188	VAALCO Energy, Inc. (a)	1,598
33	Western Refining, Inc.	1,386

		22,219

	Total Energy	36,267

Financials — 20.9%
	Banks — 6.9%
25	1st Source Corp.	715
48	BancFirst Corp.	2,990
106	BancorpSouth, Inc.	2,141
25	Banner Corp.	969
36	BBCN Bancorp, Inc.	527
110	Capital Bank Financial Corp., Class A (a)	2,632
41	Cathay General Bancorp	1,015
203	Central Pacific Financial Corp.	3,631
17	Chemical Financial Corp.	444
10	Citizens & Northern Corp.	198
27	City Holding Co.	1,125
30	CoBiz Financial, Inc.	332
180	CVB Financial Corp.	2,587
4	East West Bancorp, Inc.	127
288	First Commonwealth Financial Corp.	2,417
7	First Financial Bancorp	109
25	First Interstate BancSystem, Inc.	667
59	Flushing Financial Corp.	1,078
66	FNB Corp.	791
18	Guaranty Bancorp	243
19	MainSource Financial Group, Inc.	335
31	National Penn Bancshares, Inc.	296
115	OFG Bancorp, (Puerto Rico)	1,721
16	OmniAmerican Bancorp, Inc.	408
30	PacWest Bancorp	1,233
13	Sierra Bancorp	209
31	Simmons First National Corp., Class A	1,182
41	Southwest Bancorp, Inc.	666
57	Suffolk Bancorp	1,099
61	Susquehanna Bancshares, Inc.	612
107	TCF Financial Corp.	1,662
16	UMB Financial Corp.	856
124	Union Bankshares Corp.	2,874
10	Webster Financial Corp.	283
48	West Bancorporation, Inc.	677
13	Westamerica Bancorporation	619
75	Wilshire Bancorp, Inc.	695

		40,165

	Capital Markets — 1.3%
25	Arlington Asset Investment Corp., Class A	638
10	Artisan Partners Asset Management, Inc., Class A	505
217	Cowen Group, Inc., Class A (a)	813
31	FBR & Co. (a)	842
15	Federated Investors, Inc., Class B	438
11	Greenhill & Co., Inc.	488
238	Investment Technology Group, Inc. (a)	3,748

		7,472

	Consumer Finance — 1.2%
5	Credit Acceptance Corp. (a)	618
46	Nelnet, Inc., Class A	1,965
37	Portfolio Recovery Associates, Inc. (a)	1,932
42	World Acceptance Corp. (a)	2,815

		7,330

	Diversified Financial Services — 0.1%
32	Marlin Business Services Corp.	581

	Insurance — 2.4%
119	American Equity Investment Life Holding Co.	2,721
11	Aspen Insurance Holdings Ltd., (Bermuda)	475
205	CNO Financial Group, Inc.	3,472
10	Global Indemnity plc, (Ireland) (a)	245
24	Navigators Group, Inc. (The) (a)	1,451
47	Platinum Underwriters Holdings Ltd., (Bermuda)	2,873

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
25	Primerica, Inc.	1,215
36	ProAssurance Corp.	1,595
6	Stewart Information Services Corp.	182

		14,229

	Real Estate Investment Trusts (REITs) — 7.7%
46	American Assets Trust, Inc.	1,530
177	Anworth Mortgage Asset Corp.	847
4	Ashford Hospitality Prime, Inc.	67
21	Ashford Hospitality Trust, Inc.	216
10	Associated Estates Realty Corp.	170
25	BioMed Realty Trust, Inc.	507
239	Capstead Mortgage Corp.	2,919
51	CBL & Associates Properties, Inc.	915
151	CoreSite Realty Corp.	4,970
13	Cousins Properties, Inc.	158
706	CYS Investments, Inc.	5,821
96	DCT Industrial Trust, Inc.	719
51	DiamondRock Hospitality Co.	646
28	EastGroup Properties, Inc.	1,715
31	EPR Properties	1,556
18	Equity Lifestyle Properties, Inc.	767
28	FelCor Lodging Trust, Inc.	263
20	First Industrial Realty Trust, Inc.	331
43	Franklin Street Properties Corp.	483
10	Gladstone Commercial Corp.	177
28	Home Properties, Inc.	1,601
50	Hospitality Properties Trust	1,332
79	LTC Properties, Inc.	2,903
20	National Retail Properties, Inc.	677
49	Pennsylvania Real Estate Investment Trust	971
26	Post Properties, Inc.	1,335
93	Potlatch Corp.	3,735
9	PS Business Parks, Inc.	693
25	RAIT Financial Trust	185
92	Ramco-Gershenson Properties Trust	1,495
24	Saul Centers, Inc.	1,140
236	Strategic Hotels & Resorts, Inc. (a)	2,752
16	Taubman Centers, Inc.	1,146

		44,742

	Real Estate Management & Development — 0.4%
65	Alexander & Baldwin, Inc.	2,320
10	St. Joe Co. (The) (a)	193

		2,513

	Thrifts & Mortgage Finance — 0.9%
12	Astoria Financial Corp.	154
10	BankFinancial Corp.	101
31	Beneficial Mutual Bancorp, Inc. (a)	401
10	Capitol Federal Financial, Inc.	115
41	Charter Financial Corp.	434
105	NMI Holdings, Inc., Class A (a)	911
18	Northfield Bancorp, Inc.	238
33	OceanFirst Financial Corp.	525
94	Ocwen Financial Corp. (a)	2,453

		5,332

	Total Financials	122,364

Health Care — 13.6%
	Biotechnology — 5.2%
126	ACADIA Pharmaceuticals, Inc. (a)	3,120
5	Agios Pharmaceuticals, Inc. (a)	301
51	Alnylam Pharmaceuticals, Inc. (a)	4,006
9	Applied Genetic Technologies Corp. (a)	161
28	Ardelyx, Inc. (a)	401
113	Arrowhead Research Corp. (a)	1,673
3	Auspex Pharmaceuticals, Inc. (a)	80
8	Avalanche Biotechnologies, Inc. (a)	280
34	Cara Therapeutics, Inc. (a)	283
80	ChemoCentryx, Inc. (a)	360
48	Chimerix, Inc. (a)	1,326
23	Dicerna Pharmaceuticals, Inc. (a)	289
28	Eleven Biotherapeutics, Inc. (a)	314
10	Foundation Medicine, Inc. (a)	184
88	Immune Design Corp. (a)	1,552
8	Karyopharm Therapeutics, Inc. (a)	273
11	Kite Pharma, Inc. (a)	319
51	MacroGenics, Inc. (a)	1,068
116	Merrimack Pharmaceuticals, Inc. (a)	1,014
67	Mirati Therapeutics, Inc. (a)	1,171
115	NPS Pharmaceuticals, Inc. (a)	2,987
65	Prothena Corp. plc, (Ireland) (a)	1,447
49	PTC Therapeutics, Inc. (a)	2,148
5	Sage Therapeutics, Inc. (a)	170
25	Synageva BioPharma Corp. (a)	1,733
52	Tokai Pharmaceuticals, Inc. (a)	786
63	Trius Therapeutics, Inc. (a) (i)	–
11	Ultragenyx Pharmaceutical, Inc. (a)	594
57	Versartis, Inc. (a)	1,075
123	Xencor, Inc. (a)	1,142

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
11	Zafgen, Inc. (a)	206

		30,463

	Health Care Equipment & Supplies — 2.4%
175	Accuray, Inc. (a)	1,268
93	CONMED Corp.	3,422
16	Inogen, Inc. (a)	324
51	NuVasive, Inc. (a)	1,782
378	PhotoMedex, Inc. (a)	2,345
28	Roka Bioscience, Inc. (a)	283
171	SurModics, Inc. (a)	3,098
51	Wright Medical Group, Inc. (a)	1,548

		14,070

	Health Care Providers & Services — 2.9%
70	Amedisys, Inc. (a)	1,412
47	Centene Corp. (a)	3,904
494	Cross Country Healthcare, Inc. (a)	4,591
8	HealthEquity, Inc. (a)	147
25	HealthSouth Corp.	930
5	LHC Group, Inc. (a)	125
72	Owens & Minor, Inc.	2,344
87	PharMerica Corp. (a)	2,135
185	RadNet, Inc. (a)	1,227
28	Trupanion, Inc. (a)	239

		17,054

	Health Care Technology — 0.9%
118	Castlight Health, Inc., Class B (a)	1,527
28	Imprivata, Inc. (a)	437
120	MedAssets, Inc. (a)	2,495
20	Veeva Systems, Inc., Class A (a)	575

		5,034

	Life Sciences Tools & Services — 0.1%
14	PAREXEL International Corp. (a)	890

	Pharmaceuticals — 2.1%
72	Amphastar Pharmaceuticals, Inc. (a)	833
66	BioDelivery Sciences International, Inc. (a)	1,132
43	Catalent, Inc. (a)	1,081
16	Egalet Corp. (a)	91
8	Intersect ENT, Inc. (a)	119
17	Lannett Co., Inc. (a)	754
11	Mallinckrodt plc (a)	988
39	Pacira Pharmaceuticals, Inc. (a)	3,741
28	Phibro Animal Health Corp., Class A	632
66	Prestige Brands Holdings, Inc. (a)	2,140
23	Revance Therapeutics, Inc. (a)	439
8	ZS Pharma, Inc. (a)	306

		12,256

	Total Health Care	79,767

Industrials — 13.5%
	Aerospace & Defense — 2.0%
231	AAR Corp.	5,574
62	Engility Holdings, Inc. (a)	1,939
262	Taser International, Inc. (a)	4,048

		11,561

	Air Freight & Logistics — 0.1%
13	Park-Ohio Holdings Corp.	603

	Airlines — 0.7%
100	Alaska Air Group, Inc.	4,354

	Building Products — 0.5%
130	Gibraltar Industries, Inc. (a)	1,779
11	Nortek, Inc. (a)	782
11	Trex Co., Inc. (a)	363

		2,924

	Commercial Services & Supplies — 2.0%
56	ACCO Brands Corp. (a)	389
51	Deluxe Corp.	2,824
18	G&K Services, Inc., Class A	1,002
31	Quad/Graphics, Inc.	605
30	R.R. Donnelley & Sons Co.	496
23	Steelcase, Inc., Class A	368
154	United Stationers, Inc.	5,801

		11,485

	Construction & Engineering — 1.3%
102	Argan, Inc.	3,408
108	EMCOR Group, Inc.	4,312

		7,720

	Electrical Equipment — 1.1%
24	Acuity Brands, Inc.	2,872
98	Polypore International, Inc. (a)	3,798

		6,670

	Machinery — 2.5%
23	Blount International, Inc. (a)	343
159	Briggs & Stratton Corp.	2,865
206	Douglas Dynamics, Inc.	4,007
26	Hurco Cos., Inc.	975
10	Hyster-Yale Materials Handling, Inc.	745
59	Kadant, Inc.	2,304

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
36	Standex International Corp.	2,684
4	Watts Water Technologies, Inc., Class A	204
25	Xerium Technologies, Inc. (a)	367

		14,494

	Marine — 0.7%
154	Matson, Inc.	3,842

	Professional Services — 1.3%
70	Barrett Business Services, Inc.	2,774
46	FTI Consulting, Inc. (a)	1,622
18	Paylocity Holding Corp. (a)	354
13	TriNet Group, Inc. (a)	342
51	VSE Corp.	2,510

		7,602

	Road & Rail — 1.0%
57	ArcBest Corp.	2,115
16	Celadon Group, Inc.	305
25	Con-way, Inc.	1,197
59	Swift Transportation Co. (a)	1,238
66	USA Truck, Inc. (a)	1,151

		6,006

	Trading Companies & Distributors — 0.3%
36	Applied Industrial Technologies, Inc.	1,652

	Total Industrials	78,913

Information Technology — 17.9%
	Communications Equipment — 2.6%
10	Arista Networks, Inc. (a)	857
713	Emulex Corp. (a)	3,520
481	Harmonic, Inc. (a)	3,051
32	InterDigital, Inc.	1,266
239	Polycom, Inc. (a)	2,930
100	Ubiquiti Networks, Inc. (a)	3,753

		15,377

	Electronic Equipment, Instruments & Components — 2.0%
187	Benchmark Electronics, Inc. (a)	4,162
46	Coherent, Inc. (a)	2,848
16	Insight Enterprises, Inc. (a)	355
76	InvenSense, Inc. (a)	1,505
8	Newport Corp. (a)	138
51	ScanSource, Inc. (a)	1,771
48	Vishay Intertechnology, Inc.	685

		11,464

	Internet Software & Services — 1.1%
103	Bazaarvoice, Inc. (a)	760
56	Blucora, Inc. (a)	850
541	EarthLink Holdings Corp.	1,849
30	Five9, Inc. (a)	198
182	Intralinks Holdings, Inc. (a)	1,472
371	Millennial Media, Inc. (a)	690
3	OPOWER, Inc. (a)	57
13	Q2 Holdings, Inc. (a)	185
10	WebMD Health Corp. (a)	406

		6,467

	IT Services — 2.1%
16	EVERTEC, Inc., (Puerto Rico)	351
31	Heartland Payment Systems, Inc.	1,465
133	ManTech International Corp., Class A	3,587
57	MoneyGram International, Inc. (a)	710
118	NeuStar, Inc., Class A (a)	2,932
71	Unisys Corp. (a)	1,672
27	Vantiv, Inc., Class A (a)	825
26	VeriFone Systems, Inc. (a)	886

		12,428

	Semiconductors & Semiconductor Equipment — 3.9%
250	Brooks Automation, Inc.	2,622
45	DSP Group, Inc. (a)	396
36	First Solar, Inc. (a)	2,382
157	Integrated Device Technology, Inc. (a)	2,498
35	Micrel, Inc.	415
28	OmniVision Technologies, Inc. (a)	728
151	Photronics, Inc. (a)	1,216
159	PMC-Sierra, Inc. (a)	1,185
105	RF Micro Devices, Inc. (a)	1,207
75	SunPower Corp. (a)	2,534
251	TriQuint Semiconductor, Inc. (a)	4,790
307	Ultra Clean Holdings, Inc. (a)	2,748

		22,721

	Software — 5.5%
92	ACI Worldwide, Inc. (a)	1,728
80	Actuate Corp. (a)	312
108	Aspen Technology, Inc. (a)	4,070
72	AVG Technologies N.V., (Netherlands) (a)	1,199
39	Fair Isaac Corp.	2,127
16	Globant S.A., (Luxembourg) (a)	220
246	Manhattan Associates, Inc. (a)	8,211
43	Paycom Software, Inc. (a)	715
54	Pegasystems, Inc.	1,022

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
56	Qualys, Inc. (a)	1,484
115	Rally Software Development Corp. (a)	1,379
16	Rubicon Project, Inc. (The) (a)	182
154	Take-Two Interactive Software, Inc. (a)	3,560
177	TeleCommunication Systems, Inc., Class A (a)	492
292	TiVo, Inc. (a)	3,739
10	TubeMogul, Inc. (a)	110
59	Varonis Systems, Inc. (a)	1,234

		31,784

	Technology Hardware, Storage & Peripherals — 0.7%
197	Avid Technology, Inc. (a)	1,984
80	Nimble Storage, Inc. (a)	2,083

		4,067

	Total Information Technology	104,308

Materials — 3.1%
	Chemicals — 1.0%
74	Minerals Technologies, Inc.	4,548
51	OM Group, Inc.	1,326

		5,874

	Containers & Packaging — 1.0%
389	Graphic Packaging Holding Co. (a)	4,832
54	Myers Industries, Inc.	956

		5,788

	Metals & Mining — 0.8%
32	AM Castle & Co. (a)	274
9	Ampco-Pittsburgh Corp.	180
112	Worthington Industries, Inc.	4,161

		4,615

	Paper & Forest Products — 0.3%
20	Domtar Corp., (Canada)	717
91	Resolute Forest Products, Inc., (Canada) (a)	1,415

		2,132

	Total Materials	18,409

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
57	Consolidated Communications Holdings, Inc.	1,433
81	FairPoint Communications, Inc. (a)	1,229
226	Inteliquent, Inc.	2,812
63	magicJack VocalTec Ltd., (Israel) (a)	618

		6,092

	Wireless Telecommunication Services — 0.2%
100	RingCentral, Inc., Class A (a)	1,269

	Total Telecommunication Services	7,361

Utilities — 3.0%
	Electric Utilities — 1.0%
50	El Paso Electric Co.	1,813
38	PNM Resources, Inc.	939
102	Portland General Electric Co.	3,263

		6,015

	Gas Utilities — 0.9%
24	AGL Resources, Inc.	1,214
31	Laclede Group, Inc. (The)	1,424
30	Piedmont Natural Gas Co., Inc.	1,003
25	Southwest Gas Corp.	1,224

		4,865

	Independent Power & Renewable Electricity Producers — 0.3%
340	Atlantic Power Corp.	809
31	Dynegy, Inc. (a)	886
8	TerraForm Power, Inc., Class A (a)	225

		1,920

	Multi-Utilities — 0.8%
102	NorthWestern Corp.	4,609

	Total Utilities	17,409

	Total Common Stocks (Cost $524,117)	555,550

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
2,105	U.S. Treasury Note, 0.250%, 11/30/14 (k) (m) (Cost $2,105 )	2,105

Investment Company — 4.1%
23,675	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $23,675 )	23,675

	Total Investments — 99.5% (Cost $549,897)	581,330
	Other Assets in Excess of Liabilities — 0.5%	2,824

	NET ASSETS — 100.0%	$584,154

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amount in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
251	E-mini Russell 2000	12/19/14	$27,525	$(1,258)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,722
Aggregate gross unrealized depreciation	(31,289)

Net unrealized appreciation/depreciation	$31,433

Federal income tax cost of investments	$549,897

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$68,749	$—	$—		$68,749
Consumer Staples	22,003	—	—		22,003
Energy	36,267	—	—		36,267
Financials	122,364	—	—		122,364
Health Care	79,767	—	—	(a)	79,767
Industrials	78,913	—	—		78,913
Information Technology	104,308	—	—		104,308
Materials	18,409	—	—		18,409
Telecommunication Services	7,361	—	—		7,361
Utilities	17,409	—	—		17,409

Total Common Stocks	555,550	—	—	(a)	555,550

U.S. Treasury Obligations	$—	$2,105	$—		$2,105
Investments Company	23,675	—	—		23,675

Total Investments in Securities	$579,225	$2,105	—	(a)	$581,330

Depreciation in Other Financial Instruments
Futures Contracts	$(1,258)	$—	$—		$(1,258)

(a)	Value is zero.

There were no transfers among Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.2%
Consumer Discretionary — 15.7%
	Distributors — 0.4%
353	Genuine Parts Co.	30,926

	Hotels, Restaurants & Leisure — 0.9%
1,472	ClubCorp Holdings, Inc.	29,185
2,580	La Quinta Holdings, Inc. (a)	48,992

		78,177

	Household Durables — 0.5%
2,056	Brookfield Residential Properties, Inc., (Canada) (a)	38,829

	Internet & Catalog Retail — 1.4%
1,376	Expedia, Inc.	120,539

	Media — 4.8%
662	CBS Corp. (Non-Voting), Class B	35,416
461	DIRECTV (a)	39,920
1,831	DISH Network Corp., Class A (a)	118,253
1,553	Entercom Communications Corp., Class A (a)	12,469
1,275	Gannett Co., Inc.	37,841
977	Omnicom Group, Inc.	67,249
404	Time Warner, Inc.	30,377
1,294	Time, Inc. (a)	30,321
1,158	Twenty-First Century Fox, Inc., Class B	38,580

		410,426

	Multiline Retail — 1.8%
2,497	Kohl’s Corp.	152,386

	Specialty Retail — 4.9%
141	AutoZone, Inc. (a)	71,770
1,289	Bed Bath & Beyond, Inc. (a)	84,822
2,933	Best Buy Co., Inc.	98,503
1,991	Gap, Inc. (The)	83,000
812	Home Depot, Inc. (The)	74,485

		412,580

	Textiles, Apparel & Luxury Goods — 1.0%
654	Coach, Inc.	23,296
597	Hanesbrands, Inc.	64,163

		87,459

	Total Consumer Discretionary	1,331,322

Consumer Staples — 4.6%
	Beverages — 0.8%
1,136	Dr. Pepper Snapple Group, Inc.	73,042

	Food & Staples Retailing — 1.3%
687	CVS Health Corp.	54,638
1,031	Kroger Co. (The)	53,633

		108,271

	Food Products — 1.1%
1,234	Post Holdings, Inc. (a)	40,927
635	TreeHouse Foods, Inc. (a)	51,084

		92,011

	Household Products — 1.4%
1,433	Procter & Gamble Co. (The)	119,983

	Total Consumer Staples	393,307

Energy — 7.9%
	Oil, Gas & Consumable Fuels — 7.9%
2,012	CONSOL Energy, Inc.	76,190
1,298	Devon Energy Corp.	88,477
2,872	Exxon Mobil Corp.	270,149
1,049	Kinder Morgan, Inc.	40,211
867	Marathon Oil Corp.	32,576
1,283	PBF Energy, Inc., Class A	30,798
1,020	Phillips 66	82,952
1,465	Southwestern Energy Co. (a)	51,212

	Total Energy	672,565

Financials — 32.4%
	Banks — 12.0%
8,493	Bank of America Corp.	144,811
2,249	Citigroup, Inc.	116,566
1,844	Citizens Financial Group, Inc. (a)	43,196
2,546	Fifth Third Bancorp	50,961
861	First Republic Bank	42,520
429	M&T Bank Corp.	52,873
1,154	National Bank Holdings Corp., Class A	22,060
999	PNC Financial Services Group, Inc. (The)	85,494
2,118	SunTrust Banks, Inc.	80,555
2,319	U.S. Bancorp	97,020
5,382	Wells Fargo & Co.	279,144

		1,015,200

	Capital Markets — 3.6%
413	Ameriprise Financial, Inc.	50,894
1,918	Legg Mason, Inc.	98,110
726	Northern Trust Corp.	49,385
1,381	T. Rowe Price Group, Inc.	108,249

		306,638

	Consumer Finance — 2.7%
3,585	Ally Financial, Inc. (a)	82,957

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Consumer Finance — Continued
1,803	Capital One Financial Corp.	147,193

		230,150

	Insurance — 9.6%
99	Alleghany Corp. (a)	41,331
728	Allied World Assurance Co. Holdings AG, (Switzerland)	26,827
2,193	American International Group, Inc.	118,477
1,488	CNO Financial Group, Inc.	25,243
2,314	Hartford Financial Services Group, Inc. (The)	86,211
3,981	Loews Corp.	165,830
1,106	Marsh & McLennan Cos., Inc.	57,862
1,465	Old Republic International Corp.	20,922
1,146	Prudential Financial, Inc.	100,806
898	Travelers Cos., Inc. (The)	84,311
1,656	Unum Group	56,930
638	W.R. Berkley Corp.	30,501

		815,251

	Real Estate Investment Trusts (REITs) — 3.5% (m)
1,696	American Homes 4 Rent, Class A	28,652
1,237	American Residential Properties, Inc. (a)	22,678
1,923	Brixmor Property Group, Inc.	42,810
382	EastGroup Properties, Inc.	23,151
1,886	Excel Trust, Inc.	22,200
1,939	Kimco Realty Corp.	42,483
1,437	Rayonier, Inc.	44,761
2,011	Weyerhaeuser Co.	64,074

		290,809

	Real Estate Management & Development — 0.6%
1,147	Brookfield Asset Management, Inc., (Canada), Class A	51,560

	Thrifts & Mortgage Finance — 0.4%
3,630	Hudson City Bancorp, Inc.	35,284

	Total Financials	2,744,892

Health Care — 9.1%
	Health Care Providers & Services — 2.2%
892	Aetna, Inc.	72,252
480	National Healthcare Corp.	26,621
1,022	UnitedHealth Group, Inc.	88,130

		187,003

	Pharmaceuticals — 6.9%
1,770	Johnson & Johnson	188,654
2,540	Merck & Co., Inc.	150,553
6,201	Pfizer, Inc.	183,361
456	Valeant Pharmaceuticals International, Inc. (a)	59,853

		582,421

	Total Health Care	769,424

Industrials — 7.1%
	Aerospace & Defense — 1.8%
824	Honeywell International, Inc. (m)	76,731
754	United Technologies Corp.	79,664

		156,395

	Airlines — 0.9%
2,231	Delta Air Lines, Inc.	80,640

	Industrial Conglomerates — 0.9%
916	Carlisle Cos., Inc.	73,630

	Machinery — 2.2%
377	Crane Co.	23,849
967	Dover Corp.	77,687
962	Illinois Tool Works, Inc.	81,187

		182,723

	Professional Services — 0.9%
1,028	Equifax, Inc.	76,803

	Trading Companies & Distributors — 0.4%
125	W.W. Grainger, Inc.	31,507

	Total Industrials	601,698

Information Technology — 6.7%
	Communications Equipment — 1.9%
3,921	Cisco Systems, Inc.	98,679
820	QUALCOMM, Inc.	61,300

		159,979

	IT Services — 1.4%
361	International Business Machines Corp.	68,586
2,869	Western Union Co. (The)	46,014

		114,600

	Semiconductors & Semiconductor Equipment — 2.0%
920	Analog Devices, Inc.	45,506
770	KLA-Tencor Corp.	60,684
1,321	Texas Instruments, Inc.	63,008

		169,198

	Software — 0.7%
1,373	Microsoft Corp.	63,643

	Technology Hardware, Storage & Peripherals — 0.7%
1,672	Hewlett-Packard Co.	59,298

	Total Information Technology	566,718

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)(continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 2.9%
	Chemicals — 0.4%
732	Mosaic Co. (The)	32,508

	Construction Materials — 0.7%
486	Martin Marietta Materials, Inc.	62,608

	Containers & Packaging — 1.5%
954	Ball Corp.	60,360
1,306	Rock-Tenn Co., Class A	62,130

		122,490

	Paper & Forest Products — 0.3%
1,012	KapStone Paper & Packaging Corp. (a)	28,308

	Total Materials	245,914

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
2,123	Verizon Communications, Inc.	106,135

Utilities — 5.5%
	Electric Utilities — 4.2%
1,127	American Electric Power Co., Inc.	58,835
964	Duke Energy Corp.	72,071
934	Edison International	52,215
782	NextEra Energy, Inc.	73,424
916	Northeast Utilities	40,565
2,017	Xcel Energy, Inc.	61,304

		358,414

	Multi-Utilities — 1.3%
560	NiSource, Inc.	22,928
780	Sempra Energy	82,165

		105,093

	Total Utilities	463,507

	Total Common Stocks (Cost $6,691,685)	7,895,482

Short-Term Investment — 6.4%
	Investment Company — 6.4%
545,523	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $545,523)	545,523

	Total Investments — 99.6% (Cost $7,237,208)	8,441,005
	Other Assets in Excess of Liabilities — 0.4%	31,505

	NET ASSETS — 100.0%	$8,472,510

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,267,641
Aggregate gross unrealized depreciation	(63,844)

Net unrealized appreciation/depreciation	$1,203,797

Federal income tax cost of investments	$7,237,208

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$8,441,005	$ —	$ —	$8,441,005

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
Consumer Discretionary — 12.4%
	Auto Components — 0.2%
1	TRW Automotive Holdings Corp. (a)	89

	Automobiles — 0.6%
11	General Motors Co.	337

	Hotels, Restaurants & Leisure — 1.0%
– (h)	McDonald’s Corp. (m)	15
3	Royal Caribbean Cruises Ltd.	211
4	Starbucks Corp.	288
1	Yum! Brands, Inc.	84

		598

	Household Durables — 0.6%
2	Harman International Industries, Inc.	207
– (h)	NVR, Inc. (a)	28
7	PulteGroup, Inc.	128

		363

	Internet & Catalog Retail — 1.1%
1	Amazon.com, Inc. (a)	255
1	Expedia, Inc.	59
– (h)	Priceline Group, Inc. (The) (a)	292

		606

	Media — 4.4%
– (h)	Charter Communications, Inc., Class A (a)	74
15	Comcast Corp., Class A	790
1	DIRECTV (a)	50
2	DISH Network Corp., Class A (a)	147
1	Time Warner Cable, Inc.	124
9	Time Warner, Inc.	712
1	Time, Inc. (a)	29
8	Twenty-First Century Fox, Inc., Class A	283
3	Walt Disney Co. (The) (m)	303

		2,512

	Multiline Retail — 0.2%
1	Dollar General Corp. (a)	85
1	Dollar Tree, Inc. (a)	35
– (h)	Kohl’s Corp.	2

		122

	Specialty Retail — 3.5%
1	AutoZone, Inc. (a)	328
– (h)	Gap, Inc. (The)	19
8	Home Depot, Inc. (The)	742
10	Lowe’s Cos., Inc.	504
1	Ross Stores, Inc.	108
6	TJX Cos., Inc. (The)	344

		2,045

	Textiles, Apparel & Luxury Goods — 0.8%
1	lululemon athletica, Inc., (Canada) (a)	57
– (h)	Ralph Lauren Corp.	40
6	V.F. Corp.	392

		489

	Total Consumer Discretionary	7,161

Consumer Staples — 9.7%
	Beverages — 2.5%
16	Coca-Cola Co. (The) (m)	703
2	Coca-Cola Enterprises, Inc.	81
3	Constellation Brands, Inc., Class A (a)	255
3	Dr. Pepper Snapple Group, Inc.	165
1	Molson Coors Brewing Co., Class B	54
2	PepsiCo, Inc.	183

		1,441

	Food & Staples Retailing — 1.9%
3	Costco Wholesale Corp.	327
8	CVS Health Corp. (m)	601
2	Kroger Co. (The) (m)	83
1	Wal-Mart Stores, Inc.	111

		1,122

	Food Products — 1.8%
7	Archer-Daniels-Midland Co. (m)	350
2	General Mills, Inc. (m)	100
1	Kellogg Co. (m)	66
15	Mondelez International, Inc., Class A	521

		1,037

	Household Products — 2.1%
3	Kimberly-Clark Corp.	281
11	Procter & Gamble Co. (The)	904

		1,185

	Personal Products — 0.2%
1	Estee Lauder Cos., Inc. (The), Class A	86

	Tobacco — 1.2%
9	Philip Morris International, Inc.	719

	Total Consumer Staples	5,590

Energy — 9.0%
	Energy Equipment & Services — 2.2%
2	Baker Hughes, Inc.	136
5	Ensco plc, (United Kingdom), Class A	195
4	Halliburton Co. (m)	288

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
7	Schlumberger Ltd.	688

		1,307

	Oil, Gas & Consumable Fuels — 6.8%
2	Anadarko Petroleum Corp.	228
1	Cheniere Energy, Inc. (a)	84
8	Chevron Corp.	938
3	EOG Resources, Inc.	260
1	EQT Corp.	106
12	Exxon Mobil Corp. (m)	1,102
2	Hess Corp. (m)	173
9	Marathon Oil Corp.	328
3	Occidental Petroleum Corp.	324
2	Phillips 66	166
– (h)	Pioneer Natural Resources Co.	57
2	QEP Resources, Inc.	58
2	Valero Energy Corp.	88

		3,912

	Total Energy	5,219

Financials — 15.8%
	Banks — 6.1%
54	Bank of America Corp.	912
4	BB&T Corp.	146
15	Citigroup, Inc.	758
3	PNC Financial Services Group, Inc. (The)	280
1	SVB Financial Group (a)	59
26	Wells Fargo & Co.	1,342

		3,497

	Capital Markets — 2.9%
14	Charles Schwab Corp. (The)	419
1	Goldman Sachs Group, Inc. (The)	251
9	Invesco Ltd.	339
13	Morgan Stanley	450
3	State Street Corp.	239

		1,698

	Consumer Finance — 0.4%
1	American Express Co. (m)	54
2	Capital One Financial Corp.	192
1	Navient Corp.	14

		260

	Diversified Financial Services — 1.4%
5	Berkshire Hathaway, Inc., Class B (a)	623
1	Intercontinental Exchange, Inc.	216

		839

	Insurance — 2.9%
6	ACE Ltd., (Switzerland)	613
2	Axis Capital Holdings Ltd., (Bermuda)	84
2	Hartford Financial Services Group, Inc. (The)	65
5	Marsh & McLennan Cos., Inc. (m)	237
10	MetLife, Inc.	528
1	Prudential Financial, Inc.	130

		1,657

	Real Estate Investment Trusts (REITs) — 2.1%
1	AvalonBay Communities, Inc. (m)	201
1	Boston Properties, Inc. (m)	96
7	DiamondRock Hospitality Co. (m)	84
– (h)	Essex Property Trust, Inc. (m)	27
1	Extra Space Storage, Inc. (m)	27
2	Highwoods Properties, Inc. (m)	66
4	Host Hotels & Resorts, Inc. (m)	75
3	Liberty Property Trust (m)	102
1	Mid-America Apartment Communities, Inc. (m)	54
1	Omega Healthcare Investors, Inc. (m)	26
4	Prologis, Inc. (m)	140
– (h)	Public Storage (m)	32
2	Simon Property Group, Inc. (m)	257

		1,187

	Total Financials	9,138

Health Care — 13.5%
	Biotechnology — 3.2%
1	Alexion Pharmaceuticals, Inc. (a)	156
– (h)	Amgen, Inc.	30
2	Biogen Idec, Inc. (a)	594
6	Celgene Corp. (a)	596
3	Gilead Sciences, Inc. (a)	307
2	Vertex Pharmaceuticals, Inc. (a)	169

		1,852

	Health Care Equipment & Supplies — 2.3%
13	Abbott Laboratories (m)	547
28	Boston Scientific Corp. (a)	329
3	CareFusion Corp. (a)	138
1	Covidien plc, (Ireland)	61
3	Stryker Corp.	250

		1,325

	Health Care Providers & Services — 2.0%
3	Aetna, Inc.	210
3	Humana, Inc. (m)	389

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
1	McKesson Corp.	213
4	UnitedHealth Group, Inc.	320

		1,132

	Pharmaceuticals — 6.0%
1	Actavis plc (a)	145
1	Allergan, Inc.	172
12	Bristol-Myers Squibb Co.	594
14	Johnson & Johnson (m)	1,543
12	Merck & Co., Inc.	689
1	Perrigo Co. plc, (Ireland)	125
7	Pfizer, Inc.	215

		3,483

	Total Health Care	7,792

Industrials — 10.7%
	Aerospace & Defense — 2.9%
7	Honeywell International, Inc. (m)	625
2	L-3 Communications Holdings, Inc.	197
8	United Technologies Corp.	866

		1,688

	Airlines — 0.6%
4	Delta Air Lines, Inc.	149
4	United Continental Holdings, Inc. (a)	184

		333

	Building Products — 0.2%
1	Fortune Brands Home & Security, Inc.	30
5	Masco Corp. (m)	124

		154

	Commercial Services & Supplies — 0.1%
1	Tyco International Ltd., (Switzerland)	55

	Construction & Engineering — 0.8%
7	Fluor Corp. (m)	457

	Electrical Equipment — 1.4%
6	Eaton Corp. plc	402
6	Emerson Electric Co.	395

		797

	Industrial Conglomerates — 0.7%
17	General Electric Co. (m)	431

	Machinery — 1.1%
1	Deere & Co. (m)	93
8	PACCAR, Inc.	439
– (h)	Snap-on, Inc.	22
1	SPX Corp.	62

		616

	Road & Rail — 2.5%
1	Canadian Pacific Railway Ltd., (Canada)	121
15	CSX Corp. (m)	472
– (h)	Norfolk Southern Corp.	25
8	Union Pacific Corp.	823

		1,441

	Trading Companies & Distributors — 0.4%
1	W.W. Grainger, Inc.	225

	Total Industrials	6,197

Information Technology — 20.1%
	Communications Equipment — 2.2%
26	Cisco Systems, Inc.	653
8	QUALCOMM, Inc.	629

		1,282

	Electronic Equipment, Instruments & Components — 0.3%
4	Corning, Inc.	81
2	TE Connectivity Ltd., (Switzerland)	93

		174

	Internet Software & Services — 3.7%
5	eBay, Inc. (a)	305
6	Facebook, Inc., Class A (a)	441
1	Google, Inc., Class A (a)	718
1	Google, Inc., Class C (a)	666

		2,130

	IT Services — 3.1%
5	Accenture plc, (Ireland), Class A	414
– (h)	Alliance Data Systems Corp. (a)	89
6	Cognizant Technology Solutions Corp., Class A (a)	257
2	Fidelity National Information Services, Inc.	92
1	International Business Machines Corp. (m)	254
3	Visa, Inc., Class A	632
2	Xerox Corp.	27

		1,765

	Semiconductors & Semiconductor Equipment — 2.4%
3	Avago Technologies Ltd., (Singapore)	298
8	Broadcom Corp., Class A	323
4	Freescale Semiconductor Ltd. (a)	76
3	KLA-Tencor Corp.	251
6	Lam Research Corp.	451

		1,399

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 4.3%
6	Adobe Systems, Inc. (a)	418
3	Citrix Systems, Inc. (a)	226
31	Microsoft Corp.	1,420
8	Oracle Corp.	318
1	VMware, Inc., Class A (a)	75

		2,457

	Technology Hardware, Storage & Peripherals — 4.1%
20	Apple, Inc. (m)	2,026
2	EMC Corp.	63
8	Hewlett-Packard Co. (m)	268

		2,357

	Total Information Technology	11,564

Materials — 2.8%
	Chemicals — 1.2%
2	Axiall Corp.	66
2	Dow Chemical Co. (The) (m)	128
3	Monsanto Co.	313
4	Mosaic Co. (The)	181

		688

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc. (m)	85

	Containers & Packaging — 0.3%
3	Crown Holdings, Inc. (a)	137
1	Sealed Air Corp.	22

		159

	Metals & Mining — 1.2%
20	Alcoa, Inc. (m)	320
5	Freeport-McMoRan, Inc.	164
5	United States Steel Corp.	198

		682

	Total Materials	1,614

Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
– (h)	AT&T, Inc.	10
18	Verizon Communications, Inc. (m)	899

	Total Telecommunication Services	909

Utilities — 3.6%
	Electric Utilities — 2.1%
7	Edison International	407
2	Entergy Corp.	187
7	Exelon Corp.	238
4	NextEra Energy, Inc.	366

		1,198

	Gas Utilities — 0.1%
2	Questar Corp.	51

	Multi-Utilities — 1.4%
6	CenterPoint Energy, Inc.	137
5	CMS Energy Corp. (m)	137
2	Dominion Resources, Inc.	134
6	NiSource, Inc.	237
2	Public Service Enterprise Group, Inc.	57
2	Wisconsin Energy Corp.	104

		806

	Total Utilities	2,055

	Total Common Stocks (Cost $57,931)	57,239

NUMBER OF CONTRACTS
Option Purchased — 1.5%
	Put Options Purchased: — 1.5%
– (h)	S&P 500 Index, Expiring 12/31/14 at $1,870.000, European Style (Cost $868 )	857

SHARES
Short-term Investment — 2.4%
	Investment Company — 2.4%
1,366	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,366 )	1,366

	Total Investments — 103.1% (Cost $60,165)	59,462
	Liabilities in Excess of Other Assets — (3.1)% (c)	(1,807)

	NET ASSETS — 100.0%	$57,655

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/19/14	$197	$(2)

OPTIONS WRITTEN

(Amounts in thousands, except number of Options contracts)

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $315.)	$2,030.000	12/31/14	145	$(325)
S&P 500 Index, European Style (Premiums received of $261.)	2,040.000	12/31/14	146	(273)

				$(598)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $133.)	$1,580.000	12/31/14	291	$(140)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274
Aggregate gross unrealized depreciation	(977)

Net unrealized appreciation/depreciation	$(703)

Federal income tax cost of investments	$60,165

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,462	$—	$—	$59,462
Liabilities (a)
Options Written
Call Options Written	$(598)	$—	$—	$(598)
Put Options Written	(140)	—	—	(140)

Total Liabilities	$(738)	$—	$—	$(738)

Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$—	$—	$(2)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014